  AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 14, 2017



                                                     REGISTRATION NOS. 033-91226
                                                                       811-06025
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    FORM N-6



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                   POST-EFFECTIVE AMENDMENT NO. 24                     [X]
                                                AND/OR
    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 84                            [X]


                     METROPOLITAN LIFE SEPARATE ACCOUNT UL
                           (Exact Name of Registrant)


                      METROPOLITAN LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                200 Park Avenue
                               New York, NY 10166
              (Address of depositor's principal executive offices)

        DEPOSITOR'S TELEPHONE NUMBER INCLUDING AREA CODE (212) 578-9500

                           RICARDO A. ANZALDUA, ESQ.
                  Executive Vice President and General Counsel

                      Metropolitan Life Insurance Company
                                200 Park Avenue
                               New York, NY 10166

                    (Name and address of agent for service)

                                    COPY TO:

                           W. THOMAS CONNER, ESQUIRE
                                 Reed Smith LLP
                         1301 K Street, NW, Suite 1100
                             Washington, D.C. 20005


Approximate Date of Proposed Public Offering: on May 1, 2017 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)


[X] on May 1, 2017 pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective
                                        amendment

Title of Securities Being Registered: Interests in Metropolitan Life Separate Account UL, which funds certain Variable Universal Life Insurance Policies.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   PROSPECTUS
                                      FOR

                         GROUP VARIABLE UNIVERSAL LIFE
                     INSURANCE POLICIES ("GROUP POLICIES")
                                   ISSUED BY

                METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE")

                                  MAY 1, 2017


This Prospectus provides you with important information about MetLife's Group Variable Universal Life Policies and its Certificates. However, we will also issue a Group Policy to the employer and Certificates to the employees which are separate documents from the prospectus. There may be differences between the description of the Group Policy and the Certificate contained in this prospectus and the Group Policy issued to the employer and the Certificate issued to the employee due to differences in state law. Please consult the Group Policy and the Certificate for the provisions that apply in your state.


The Group Policies are designed to provide:
o Life insurance coverage for employees (and/or their spouses) of employers who purchase a Group Policy
o Flexible premium payments, including the option of paying premiums through payroll deduction
o A death benefit that varies because it includes the employee's cash value in addition to a fixed insurance amount
o Ownership rights of employees set forth in a certificate ("Certificate") issued in connection with the Group Policy


You allocate net premiums to and may transfer cash value among a fixed interest account ("Fixed Account") and the Metropolitan Life Separate Account UL investment divisions which invest in the following Portfolios:


BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST) (CLASS A) Brighthouse/Wellington Large Cap Research Portfolio (formerly Met/Wellington
  Large Cap Research Portfolio)

Morgan Stanley Mid Cap Growth Portfolio
Oppenheimer Global Equity Portfolio



BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND) (CLASS A) Baillie Gifford International Stock Portfolio

BlackRock Bond Income Portfolio

Brighthouse/Wellington Balanced Portfolio (formerly Met/Wellington Balanced
  Portfolio)
MetLife Aggregate Bond Index Portfolio (formerly Barclays Aggregate Bond Index
  Portfolio)
MetLife MSCI EAFE(R) Index Portfolio (formerly MSCI EAFE(R) Index Portfolio) MetLife Russell 2000(R) Index Portfolio (formerly Russell 2000(R) Index
  Portfolio)
MetLife Stock Index Portfolio
MFS(R) Value Portfolio

T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)
Freedom 2010 Portfolio
Freedom 2020 Portfolio
Freedom 2030 Portfolio
Freedom 2040 Portfolio
Freedom 2050 Portfolio


In some cases, the employer may limit which of the above Portfolios are available.


The prospectuses for the Portfolios describe in greater detail an investment in the Portfolios listed above. YOU CAN OBTAIN PROSPECTUSES FOR THE PORTFOLIOS BY CALLING OUR ADMINISTRATIVE OFFICE AT (800) 756-0124.


Since the Fixed Account is not registered under the federal securities laws, this Prospectus contains only limited information about the Fixed Account. The Group Policy and the Certificate give you more information on the operation of the Fixed Account.


Neither the Securities and Exchange Commission ("SEC") nor any state securities authority has approved or disapproved these securities, nor have they determined if this Prospectus is accurate or complete. This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. Any representation otherwise is a criminal offense. Interests in the Separate Account and the Fixed Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency or entity or person. We do not authorize any representations about this offering other than as contained in this Prospectus or its supplements or in our authorized supplemental sales material. We do not guarantee how any of the Portfolios will perform.

                               TABLE OF CONTENTS


                                                                                         PAGE
                                                                                       IN THIS
SUBJECT                                                                               PROSPECTUS
------------------------------------------------------------------------------------ -----------
Contacting Us.......................................................................       3
Summary of Benefits and Risks.......................................................       3
   Certificate Benefits.............................................................       3
   Risks of a Certificate...........................................................       4
Fee Tables..........................................................................       5
   Transaction Fees.................................................................       5
   Periodic Charges Other Than Portfolio Operating Expenses.........................       6
   Periodic Charges Applicable to All Certificates..................................       6
   Periodic Charges Applicable to Any Optional Riders That May be Added to Your
    Certificate.....................................................................       6
   Portfolio Operating Expenses.....................................................       8
MetLife.............................................................................       9
   The Fixed Account................................................................      10
   Separate Account UL..............................................................      10
   The Funds........................................................................      11
   Management of Portfolios.........................................................      12
   The Portfolio Share Classes that We Offer........................................      13
   Substitution of Portfolios.......................................................      14
   Purchase and Redemption of Portfolio Shares by the Separate Account..............      14
   Voting Rights....................................................................      14
Issuing a Group Policy and a Certificate............................................      14
Payment and Allocation of Premiums..................................................      15
   Paying Premiums..................................................................      15
   Maximum and Minimum Premium Payments.............................................      15
   Allocating Net Premiums..........................................................      15
Insurance Proceeds..................................................................      16
   Death Benefit....................................................................      17
   Alternate Death Benefit..........................................................      17
   Specified Face Amount............................................................      17
   Income Plans.....................................................................      18
Cash Value, Transfers and Withdrawals...............................................      18
   Cash Value.......................................................................      18
   Surrender and Withdrawal Privileges..............................................      21
   Benefit at Final Date............................................................      22
Paid-Up Certificate Provision.......................................................      22
Loan Privileges.....................................................................      22
Optional Rider Benefits.............................................................      23
Charges and Deductions..............................................................      24
   Important Information Applicable to all Certificate Charges and Deductions.......      24
   Charges Deducted From Premiums...................................................      24
   Charges included in the Monthly Deduction........................................      25
   Charge Against the Separate Account..............................................      26
   Variations in Charges............................................................      26
   Portfolio Company Charges........................................................      26
   Other Charges....................................................................      26
Certificate Termination and Reinstatement...........................................      27
Federal Tax Matters.................................................................      27
Rights We Reserve...................................................................      31
Other Certificate Provisions........................................................      31
Sales of Certificates...............................................................      35
Legal Proceedings...................................................................      37
Restrictions on Financial Transactions..............................................      37
Financial Statements................................................................      37

CONTACTING US

You can communicate all of your requests, instructions and notifications to us by contacting us in writing at our Administrative Office. We may require that certain requests, instructions and notifications be made on forms that we provide. These include: changing your beneficiary; taking a Certificate loan; changing -the specified face amount; taking a partial withdrawal; surrendering the Certificate; making transfer requests (including elections with respect to the systematic investment strategies); or changing your premium allocations. Our Administrative Office is our office at MetLife GVUL, Mail Code A2-10, 13045 Tesson Ferry Road, St. Louis, MO 63128. We may name additional or alternate Administrative Offices. If we do, we will notify you in writing.

If you send your premium payments or transaction requests to an address other than the one we have designated for receipt of such premium payments or requests, we may return the premium payment to you, or there may be a delay in applying the premium payment or transaction to your Policy.



SUMMARY OF BENEFITS AND RISKS

This summary gives an overview of the Group Policy and Certificates and is qualified by the more detailed information in the balance of this Prospectus, the Group Policy and the Certificates. MetLife issues the Group Policy and Certificates.


CERTIFICATE BENEFITS

PREMIUM PAYMENT FLEXIBILITY. Generally, if elected by your employer, you may pay premiums through payroll deduction. If payroll deduction is not available, you may pay premiums to us on a monthly, quarterly or annual basis. You may, with certain restrictions, make premium payments in any amount and at any frequency.

However, you may also be required to make an unscheduled premium payment so that the Certificate will remain in force. The Certificate will remain in force until its Final Date, as long as the cash surrender value is large enough to cover one monthly deduction, regardless of whether or not premium payments have been made.

CASH VALUE. Your cash value in the Certificate reflects your premium payments, the charges we deduct, interest we credit if you have cash value in our fixed interest account, any investment experience you have in our Separate Account, as well as your loan and withdrawal activity.

TRANSFERS AND SYSTEMATIC INVESTMENT STRATEGIES. You may transfer cash value among the funding options, subject to certain limits, including restrictions on frequent transfers (see "Cash Value, Transfers and Withdrawals"). If elected by your employer, you may also choose among four systematic investment strategies: the Equity Generator(SM), the Equalizer(SM), the Allocator(SM), and the Rebalancer(SM).

SPECIFIED FACE AMOUNT OF INSURANCE. Within certain limits, you may choose your specified face amount of insurance when the Certificate is issued. You may also increase the amount at certain times determined by your employer and subject to our underwriting requirements. In certain cases, we will automatically increase the specified face amount at each employee's salary increase on dates chosen by the employer. You may also decrease the specified face amount.

DEATH BENEFIT. The death benefit is the specified face amount of the Certificate plus the Certificate cash value at the date of death of the covered person.

INCOME PLANS. The insurance proceeds can be paid under a variety of income plans that are available under the Certificate.

SURRENDERS, PARTIAL WITHDRAWALS AND LOANS. Within certain limits, you may take partial withdrawals and loans from the Certificate. You may also surrender your Certificate for its cash surrender value.

PAID-UP CERTIFICATE BENEFIT. You can choose to terminate the death benefit (and any riders in effect) and use all or part of the cash surrender value as a single premium for a "paid-up" benefit within the terms set forth in the Certificate. ("Paid-up" means no further premiums are required.)

TAX ADVANTAGES. If you meet certain requirements, you will not pay income taxes on withdrawals or surrenders or at the Final Date of the Certificate, until your cumulative withdrawn amounts exceed the cumulative premiums you have paid. The death benefit may be subject to Federal and state estate taxes, but your beneficiary will generally not be subject to income tax on the death benefit. As with any taxation matter, you should consult with and rely on the advice of your own tax advisor.

OPTIONAL RIDER BENEFITS. You may be eligible for certain benefits provided by rider, subject to certain underwriting requirements and the payment of additional premiums. We will deduct any charges for the rider(s) as part of the monthly deduction.


RISKS OF A CERTIFICATE

This Prospectus discusses the risks associated with purchasing the Certificate. Prospectuses for the Funds discuss the risks associated with investment in the Fund described therein. Each of the Separate Account UL investment divisions that is available to you under the Certificate invests solely in a corresponding "Portfolio" of a Fund.

INVESTMENT RISK. MetLife does not guarantee the investment performance of the variable investment options and you should consider your risk tolerance before selecting any of these options. You will be subject to the risk that investment performance will be unfavorable and that your cash value will decrease. In addition, we deduct certain Certificate fees and charges from your Certificate's cash value, which can significantly reduce your Certificate's cash value. During times of poor investment performance, these deductions may have an even greater impact on your Certificate's cash value. It is possible to lose your full investment and your Certificate could terminate without value, unless you pay additional premiums. If you allocate cash value to the Fixed Account, then we credit such cash value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate stated in your Certificate.

SURRENDER AND WITHDRAWAL RISKS. The Certificates are designed to provide lifetime insurance protection. They are not offered primarily as an investment, and are not suitable as a short-term savings vehicle. You should purchase the Certificate only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Certificate if you intend to surrender all or part of the Certificate's cash value in the near future.

RISK OF CERTIFICATE TERMINATION. Your Certificate may terminate without value if you have paid an insufficient amount of premiums or if the investment experience of the investment divisions is poor. If your cash surrender value is not enough to pay the monthly deduction, your Policy will terminate without value unless you make a premium payment sufficient to cover two monthly deductions within the 61-day grace period. If your Certificate does terminate, your insurance coverage will terminate (although you will be given an opportunity to reinstate your coverage if you satisfy certain requirements). Lapse of a certificate on which there is an outstanding loan may have adverse tax consequences.

CERTIFICATE CHARGE AND EXPENSE INCREASE. We have the right to increase certain Certificate charges.

TAX LAW RISKS. We anticipate that the Certificate should generally be deemed a life insurance contract under Federal tax law. Assuming that a Certificate qualifies as a life insurance contract for Federal income tax purposes, you should not be deemed to be in receipt of any portion of your Certificate's cash value until there is an actual distribution from the Certificate. Moreover, insurance proceeds payable under the Certificate should be excludable from the gross income of the beneficiary. Although the beneficiary generally should not have to pay Federal income tax on the insurance proceeds, other taxes, such as estate taxes, may apply.

If you pay more than a certain amount of premiums, you may cause your Certificate to become a "modified endowment contract." If it does, you will pay income taxes on loans and other amounts we pay out to you (except for payment of insurance proceeds) to the extent of any gains in your Certificate (which is generally the excess of cash value over the premiums paid). In this case, an additional 10% tax penalty may also apply.

If the Certificate is not a modified endowment contract, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. -However, during the first 15 Certificate years, in certain circumstances, a distribution may be subject to tax on a income-out-first basis if there is a gain in the Certificate (which is generally when your cash value exceeds the cumulative premiums you paid). Moreover, loans will generally not be treated as distributions prior to termination of your Certificate, whether by lapse, surrender or exchange. Finally, neither distributions nor loans from a Certificate that is not a modified endowment contract are subject to the 10% penalty tax.


Tax laws, regulations, and interpretations have often been changed in the past and such changes continue to be proposed. As with any taxation matter, you should consult with and rely on the advice of your own tax adviser.



FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The charges set forth in the first three tables can vary, pursuant to terms of the Group Policy under which the Certificate is issued. In certain cases, we have the right to increase our charges for new Certificates, as well as for Certificates already outstanding. The maximum charges in such cases are shown in the far right-hand columns of each of the first three tables below. In addition to the following tables, certain charges that we don't currently impose (but which we have the right to impose on your Certificate in the future) are described under "Charges and Deductions--Other Charges," further back in this Prospectus.


TRANSACTION FEES


This table describes the fees and expenses that you will pay at the time that you buy the Certificate, surrender the Certificate, or transfer cash value among the variable investment options or the Fixed Account.


The Current Amount Deducted represents an amount that would be deducted from a hypothetical group that is representative of the groups to whom the Group Policy is offered. The amount may not reflect the actual amount currently deducted for any current Policy owner, since the current amount deducted varies from group to group based on the anticipated experience of the group.


                                 WHEN CHARGE IS          CURRENT AMOUNT            MAXIMUM AMOUNT
           CHARGE                   DEDUCTED                DEDUCTED               WE CAN DEDUCT
 Charge for average         On payment of premium   An amount equal to the   No specific maximum
 expected state and local                           estimate of taxes we
 taxes attributable to                              will actually pay for
 premiums1                                          your group, currently
                                                    up to 2.55% of each
                                                    premium payment.
 Charge for expected        On payment of premium   0.35% of each premium    Same as current amount
 federal taxes                                      payment
 attributable to
 premiums1
 Surrender, withdrawal      On surrender,           None                     Up to $25 per surrender,
 and loan transaction       withdrawal or loan                               withdrawal or loan
 fees2

1Rather than deducting this charge from each premium payment you make, we have the option of deducting an equivalent amount as part of the monthly deduction. In that case, the amount of the deduction will be based on the amount of premium payments received under all Certificates issued in connection with the Group Policy. We will waive the state premium tax charge for Internal Revenue Code Section 1035 exchanges from any other policy to a Certificate. We will also waive the state premium tax charge, as well as the charge for expected federal taxes attributable to premiums for 1035 exchanges, from another MetLife policy to a Certificate.

2Generally, we will not make any transaction charge for the surrender of a Certificate because of the termination of an employer's participation in the Group Policy. See your Certificate for more details.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES


These tables describe other fees and expenses that you will pay periodically during the time that you own the Certificate not including the fees and expenses of the Portfolios. The amounts shown for a 45 year old covered person assume that person is a member of a hypothetical group that has been derived from all groups to whom the Group Policy is offered. These amounts may not reflect the amounts for any actual Certificate owner, since the amounts vary from group to group based on the anticipated experience of the group. The actual charge at that age for your group may be higher or lower than the rate shown.


PERIODIC CHARGES APPLICABLE TO ALL CERTIFICATES


                                WHEN CHARGE IS          CURRENT AMOUNT           MAXIMUM AMOUNT
           CHARGE                  DEDUCTED                DEDUCTED              WE CAN DEDUCT
 Cost of term insurance*    On each monthly
                            anniversary of the
                            Certificate
 Highest and lowest                                Highest: $30.45 per      Highest: $53.24 per
 charge among all                                  $1,000 of net amount     $1,000 of Net
 possible covered                                  at risk                  Amount at Risk
 persons                                           Lowest: $.02 per         Lowest: $.06 per
                                                   $1,000 of net amount     $1,000 of Net
                                                   at risk                  Amount at Risk
 Charge for a                                      $.10 per $1,000 of net   $.43 per $1,000 of net
 hypothetical 45 year old                          amount at risk           amount at risk
 Mortality and expense      Daily against the      Effective annual rate    Effective annual rate
 risk charge**              cash value in the      of .45% of the cash      of .90%
                            Separate Account       value in the
                                                   Separate Account
 Administration             On each monthly        $0 to $3 per             $5 per Certificate
 charge***                  anniversary of the     Certificate
                            Certificate
 Loan interest              Annually (or on loan   Annual rate of 0.25%     Annual rate of 2% of
 spread****                 termination, if        of the loan amount       the loan amount
                            earlier)

PERIODIC CHARGES APPLICABLE TO ANY OPTIONAL RIDERS THAT MAY BE ADDED TO YOUR CERTIFICATE*****


                           WHEN CHARGE IS         CURRENT AMOUNT       MAXIMUM AMOUNT
    OPTIONAL FEATURE          DEDUCTED               DEDUCTED          WE CAN DEDUCT
 Disability waiver of   On each monthly      Since your employer      No separate
 monthly deduction      anniversary of the   decides for the whole    maximum
 benefit                Certificate          group whether to
                                             elect this benefit, the
                                             cost is included in
                                             the basic cost of
                                             insurance rates for
                                             the group.

                               WHEN CHARGE IS         CURRENT AMOUNT       MAXIMUM AMOUNT
      OPTIONAL FEATURE            DEDUCTED               DEDUCTED           WE CAN DEDUCT
 Accelerated benefits       On each monthly      Since your employer      No separate
 option                     anniversary of the   decides for the whole    maximum
                            Certificate          group whether to
                                                 elect this benefit, the
                                                 cost is included in
                                                 the basic cost of
                                                 insurance rates for
                                                 the group.
 Accidental death benefit   On each monthly                               No maximum
                            anniversary of the                            applies to this
                            Certificate                                   benefit
 Highest and Lowest                              Highest: $.04 per
 charge among all                                $1,000 of rider
 possible Certificates                           benefit amount
                                                 Lowest: $.01 per
                                                 $1,000 of rider
                                                 benefit amount
 Charge for a                                    $.03 per $1,000 of
 hypothetical 45 year old                        rider benefit amount
 Accidental Death or        On each monthly                               No maximum
 Dismemberment              anniversary of the                            applies to this
 Benefit                    Certificate                                   benefit
 Highest and Lowest                              Highest: $.05 per
 Charge Among All                                $1,000 of rider
 Possible Certificates                           benefit amount
                                                 Lowest: $.02 per
                                                 $1,000 of rider
                                                 benefit amount
 Charge for a                                    $.04 per $1,000 of
 hypothetical 45 year old                        rider benefit
                                                 amount
 Dependent life benefits    On each monthly                               No maximum
 (spouse coverage only)     anniversary of the                            applies to this
                            Certificate                                   benefit
 Highest and lowest                              Highest: $30.34 per
 charge among all                                $1,000 of rider
 possible certificates                           benefit amount
                                                 Lowest: $.03 per
                                                 $1,000 of rider
                                                 benefit amount
 Charge for a                                    $.10 per $1,000 of
 hypothetical 45 year old                        rider benefit amount
 Dependent life benefits    On each monthly                               No maximum
 (children coverage only)   anniversary of the                            applies to this
                            Certificate                                   benefit

                          WHEN CHARGE IS     CURRENT AMOUNT      MAXIMUM AMOUNT
    OPTIONAL FEATURE         DEDUCTED           DEDUCTED          WE CAN DEDUCT
 Highest and lowest                      Highest: $.18 per
 charge among all                        $1,000 of rider
 possible certificates                   benefit amount
                                         Lowest: $.07 per
                                         $1,000 of rider
                                         benefit amount
 Charge for a                            $.13 per $1,000 of
 hypothetical                            rider benefit amount
 45 year old

*The cost of insurance charge varies based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. The cost of insurance charge may not be representative of the charge that any particular Certificate owner would pay. See "Charges and Deductions--Cost of Insurance" for a more detailed discussion of factors affecting this charge. You can obtain more information about the cost of insurance or other charges that would apply by contacting your insurance sales representative. If you would like, we will provide you with an illustration of the impact of these and other charges under the Certificate based on various assumptions.

**We may determine differences in this charge for different employer groups based on differences in the levels of mortality and expense risks. See "Charges and Deductions--Certificate Charges--Charge Against the Separate Account" below for a fuller description of how this charge may vary. We are currently waiving the following amounts of the Mortality and Expense Risk charge: 0.08% for the Investment Division investing in the Brighthouse/Wellington Large Cap Research Portfolio, and an amount equal to the portfolio expenses that are in excess of 0.62% for the investment division investing in the Oppenheimer Global Equity Portfolio (Class A).

***This charge for a Certificate may vary based on differences in the levels of administrative services performed by us and by the employer for the specific group under which the Certificate is issued.

****We charge interest on Certificate loans but credit you with interest on the amount of the cash value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

*****The rider charges may vary based on individual characteristics, or anticipated variations in our costs or risks associated with the group or individuals in the group under which the Certificate is issued. The charge may not be representative of the charge that any particular Certificate owner would pay. You can obtain more information about this and other charges that would apply by contacting your insurance sales representative.


PORTFOLIO OPERATING EXPENSES


Each of the Funds pays an investment management fee. Each of the Funds also incurs other direct expenses (see the applicable Fund Prospectus attached at the end of this Prospectus and the Statement of Additional Information referred to therein for each Fund). You bear indirectly your proportionate share of the fees and expenses of the Portfolios of each Fund that correspond to the Separate Account investment divisions you are using. The Funds offer various classes of shares, each of which has a different level of expenses. However, we offer only Class A shares of the Funds under the Certificates.



The following tables describe the fees and expenses that the Portfolios will pay and that therefore a Certificate owner will indirectly pay periodically during the time that he or she owns a Certificate. The first table shows the minimum and maximum fees and expenses charged by the Portfolios for the fiscal year ended December 31, 2016. The second table shows each Portfolio's fees and expenses, as a percentage of average daily net assets, as of December 31, 2016, in some cases after contractual waivers and/or expense reimbursements. More detail concerning each Portfolio's fees and expenses is contained in the prospectuses for the Portfolios. Certain Portfolios may impose a redemption fee in the future.



MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



                                                                                 MINIMUM   MAXIMUM
 Total Annual Portfolio Operating Expenses
 (expenses that are deducted from Portfolio assets, including management fees,
  distribution and/or service (12b-1) fees, and other expenses)                  0.27%     0.85%

PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)


The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                       FEE      (12B-1) FEES   EXPENSES
 BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse/Wellington Large Cap
  Research Portfolio                       0.56%             --        0.03%
 Morgan Stanley Mid Cap Growth
  Portfolio                                0.65%             --        0.05%
 Oppenheimer Global Equity Portfolio       0.66%             --        0.05%
 BRIGHTHOUSE FUNDS TRUST II --
  CLASS A
 Baillie Gifford International Stock
  Portfolio                                0.80%             --        0.05%
 BlackRock Bond Income Portfolio           0.33%             --        0.04%
 Brighthouse/Wellington Balanced
  Portfolio                                0.46%             --        0.09%
 MetLife Aggregate Bond Index
  Portfolio                                0.25%             --        0.03%
 MetLife MSCI EAFE(R) Index Portfolio      0.30%             --        0.08%
 MetLife Russell 2000(R) Index Portfolio   0.25%             --        0.06%
 MetLife Stock Index Portfolio             0.25%             --        0.02%
 MFS(R) Value Portfolio                    0.70%             --        0.02%
 T. Rowe Price Small Cap Growth
  Portfolio                                0.47%             --        0.03%
 Western Asset Management Strategic
  Bond Opportunities Portfolio             0.57%             --        0.03%
 FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
 Freedom 2010 Portfolio                    --                --        --
 Freedom 2020 Portfolio                    --                --        --
 Freedom 2030 Portfolio                    --                --        --
 Freedom 2040 Portfolio                    --                --        --
 Freedom 2050 Portfolio                    --                --        --



                                            ACQUIRED
                                              FUND       TOTAL       FEE WAIVER    NET TOTAL
                                              FEES       ANNUAL        AND/OR       ANNUAL
                                               AND     OPERATING      EXPENSE      OPERATING
PORTFOLIO                                   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
 BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse/Wellington Large Cap
  Research Portfolio                         --         0.59%     0.04%           0.55%
 Morgan Stanley Mid Cap Growth
  Portfolio                                  --         0.70%     0.01%           0.69%
 Oppenheimer Global Equity Portfolio         --         0.71%     0.10%           0.61%
 BRIGHTHOUSE FUNDS TRUST II --
  CLASS A
 Baillie Gifford International Stock
  Portfolio                                  --         0.85%     0.12%           0.73%
 BlackRock Bond Income Portfolio             --         0.37%       --            0.37%
 Brighthouse/Wellington Balanced
  Portfolio                                  --         0.55%       --            0.55%
 MetLife Aggregate Bond Index
  Portfolio                                  --         0.28%     0.01%           0.27%
 MetLife MSCI EAFE(R) Index Portfolio      0.01%        0.39%       --            0.39%
 MetLife Russell 2000(R) Index Portfolio   0.01%        0.32%       --            0.32%
 MetLife Stock Index Portfolio               --         0.27%     0.01%           0.26%
 MFS(R) Value Portfolio                      --         0.72%     0.14%           0.58%
 T. Rowe Price Small Cap Growth
  Portfolio                                  --         0.50%       --            0.50%
 Western Asset Management Strategic
  Bond Opportunities Portfolio             0.01%        0.61%     0.05%           0.56%
 FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
 Freedom 2010 Portfolio                    0.54%        0.54%       --            0.54%
 Freedom 2020 Portfolio                    0.60%        0.60%       --            0.60%
 Freedom 2030 Portfolio                    0.66%        0.66%       --            0.66%
 Freedom 2040 Portfolio                    0.69%        0.69%       --            0.69%
 Freedom 2050 Portfolio                    0.69%        0.69%       --            0.69%



The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.




METLIFE


Metropolitan Life Insurance Company is a leading provider of life insurance, annuities, employee benefits and asset management, with operations throughout the United States. MetLife offers a broad range of protection products and services aimed at serving the financial needs of its customers throughout their lives. These products are sold to corporations and their respective employees, other institutions and their respective members, as well as individuals. MetLife was incorporated under the laws of New York in 1868.

MetLife's home office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc., together with its subsidiaries and affiliates, is a global provider of life insurance, annuities, employee benefits and asset management, serving approximately 100 million customers. MetLife, Inc., through its subsidiaries and affiliates, holds leading market positions in the United States, Japan, Latin America, Asia, Europe and the Middle East.


THE FIXED ACCOUNT


The Fixed Account is part of our general assets that are not in any legally segregated separate accounts. The minimum guaranteed interest rate will vary based on the provisions stated in the Certificate but will never be lower than 3%. We may also credit excess interest on such amounts. Different excess interest rates may apply to different amounts based upon when such amounts were allocated to the Fixed Account.


We credit the guaranteed and excess interest on each "Valuation Date" (as defined below in "Other Certificate Provisions--When Your Requests Become Effective"). We guarantee the credited interest, and it becomes part of the Certificate's cash value in the Fixed Account. We charge the portion of the monthly deduction that is deducted from the Fixed Account against the most recent premiums paid and interest credited thereto.


We can delay transfers, withdrawals, surrender and payment of Certificate loans from the Fixed Account for up to 6 months. Since the Fixed Account is not registered under the federal securities laws, this Prospectus contains only limited information about the Fixed Account. The Group Policy and the Certificate give you more information on the operation of the Fixed Account.


SEPARATE ACCOUNT UL

The Separate Account receives premium payments from the Group Policies and Certificates described in this Prospectus and other variable life insurance policies that we issue. The assets in the Separate Account legally belong to us, but they are held solely for the benefit of investors in the Separate Account and no one else, including our other creditors. Income and realized and unrealized capital gains and losses of the Separate Account are credited to the Separate Account without regard to any of our other income or capital gains and losses. We will keep an amount in the Separate Account that at least equals the value of our commitments to policy owners that are based on their investments in the Separate Account. We can also keep charges that we deduct and other excess amounts in the Separate Account or we can transfer the excess out of the Separate Account.

We are obligated to pay the death benefit under the Certificates even if that amount exceeds the Certificate's cash value in the Separate Account. The amount of the death benefit that exceeds the Certificate's cash value in the Separate Account is paid from our general account. Death benefits paid from the general account are subject to the financial strength and claims-paying ability of the Company. For other life insurance policies and annuity contracts that we issue, we pay all amounts owed under the policies and contracts from the general account. MetLife is regulated as an insurance company under state law, which generally imposes restrictions on the amount and type of investments in the general account. However, there is no guarantee that we will be able to meet our claims-paying obligations. There are risks to purchasing any insurance product.

We are obligated to pay all amounts and other benefits to which you are entitled under the terms of your Certificate.

The investment adviser to certain of the Portfolios offered with the Group Policy or with other variable life insurance policies issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

THE INVESTMENT DIVISIONS. The Separate Account has subdivisions, called "investment divisions." Each investment division invests its assets exclusively in shares of a corresponding Portfolio of a Fund. We can add new investment divisions to or eliminate investment divisions from the Separate Account. You can designate how you would like your net premiums and cash value to be allocated among the available investment divisions and our Fixed Account. In some cases, your employer retains the right to allocate the portion of any net premium it pays (rather than any premium you pay). If so, the Certificate will state this. Amounts you allocate to each investment division receive the investment experience of the investment division, and you bear this investment risk.



THE FUNDS


Each of the Funds is a "series" type of mutual fund, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). Each Fund is divided into Portfolios, each of which represents a different class of stock in which a corresponding investment division of the Separate Account invests. You should read each Fund prospectus carefully. They contain information about each Fund and its Portfolios, including the investment objectives, strategies, risks and investment advisers that are associated with each Portfolio.


Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same money managers. These Portfolios are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolios, different fees and different sizes.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS. An investment adviser (other than Brighthouse Investment Advisers, LLC, formerly known as MetLife Advisers, LLC and as of the date of this Prospectus, our affiliate) or sub-adviser of a Portfolio or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment for expenses for certain administrative, marketing and support services with respect to the Policies and, in MetLife's role as intermediary, with respect to the Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Policy owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Fund prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolio attributable to the Policies and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to .50%.

Additionally, an investment adviser (other than Brighthouse Investment Advisers, LLC) or sub-adviser of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Policies and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.

As of the date of this Prospectus, we, and certain of our affiliated insurance companies, have joint ownership interests in our affiliated investment adviser Brighthouse Investment Advisers, LLC, which is organized as a limited liability company. Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from a Portfolio. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See "Fee Tables--Portfolio Operating Expenses" for information on the management fees paid to the adviser and the Statement of Additional Information for the Funds for information on the management fees paid by the adviser to sub-advisers.) In 2016, MetLife, Inc. announced plans to pursue the separation, through one or more transactions, of a substantial portion of its U.S. retail business, including Brighthouse Investment Advisers, LLC, then known as MetLife Advisers, LLC. The new separate retail business will be organized under a holding company named Brighthouse Financial, Inc. ("Brighthouse"). Following these transactions, Brighthouse Investment Advisers, LLC will be a wholly-owned subsidiary of Brighthouse and will no longer be affiliated with MetLife, and it is expected that MetLife and/or certain of its affiliates will receive payments from Brighthouse Investment Advisers, LLC and/or its affiliates of the type described in the second preceding paragraph. Additionally, it is expected that MetLife and/or certain of its affiliates will receive payments from Brighthouse Investment Advisers, LLC and/or its affiliates in an amount approximately equal to the profit distributions they would have received had these transactions not occurred.

SELECTION OF PORTFOLIOS. We select the Portfolios offered through the Certificate based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's adviser or subadviser is one of our affiliates or whether the Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Certain Payments We Receive with Regard to the Portfolios" above. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised by our affiliates in the variable insurance products we issue. In some cases, we may include Portfolios based on recommendations made by selling firms through which the Policy is sold. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of cash value to such Portfolios. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premium payments or transfers of cash value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from owners.


We do not provide investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the cash value of your Policy resulting from the performance of the Portfolios you have chosen.


MANAGEMENT OF PORTFOLIOS


Each Fund has an investment adviser who is responsible for overall management of the Fund. These investment advisers have contracted with sub-advisers to make the day-to-day investment decisions for some of the Portfolios.


The adviser, any sub-adviser and the investment objective of each Portfolio are as follows:



                    PORTFOLIO                              INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
 BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse/Wellington Large Cap Research       Seeks long-term capital appreciation.   Brighthouse Investment Advisers,
  Portfolio                                                                              LLC
                                                                                         Subadviser: Wellington Management
                                                                                         Company LLP
 Morgan Stanley Mid Cap Growth Portfolio         Seeks capital appreciation.             Brighthouse Investment Advisers,
                                                                                         LLC
                                                                                         Subadviser: Morgan Stanley
                                                                                         Investment Management Inc.
 Oppenheimer Global Equity Portfolio             Seeks capital appreciation.             Brighthouse Investment Advisers,
                                                                                         LLC
                                                                                         Subadviser: OppenheimerFunds, Inc.
 BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 Baillie Gifford International Stock Portfolio   Seeks long-term growth of capital.      Brighthouse Investment Advisers,
                                                                                         LLC
                                                                                         Subadviser: Baillie Gifford Overseas
                                                                                         Limited
 BlackRock Bond Income Portfolio                 Seeks a competitive total return        Brighthouse Investment Advisers,
                                                 primarily from investing in             LLC
                                                 fixed-income securities.                Subadviser: BlackRock Advisors,
                                                                                         LLC
 Brighthouse/Wellington Balanced Portfolio       Seeks long-term capital appreciation    Brighthouse Investment Advisers,
                                                 with some current income.               LLC
                                                                                         Subadviser: Wellington Management
                                                                                         Company LLP

                  PORTFOLIO                             INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
 MetLife Aggregate Bond Index Portfolio       Seeks to track the performance of the   Brighthouse Investment Advisers,
                                              Bloomberg Barclays U.S. Aggregate       LLC
                                              Bond Index.                             Subadviser: MetLife Investment
                                                                                      Advisors, LLC
 MetLife MSCI EAFE(R) Index Portfolio         Seeks to track the performance of the   Brighthouse Investment Advisers,
                                              MSCI EAFE(R) Index.                     LLC
                                                                                      Subadviser: MetLife Investment
                                                                                      Advisors, LLC
 MetLife Russell 2000(R) Index Portfolio      Seeks to track the performance of the   Brighthouse Investment Advisers,
                                              Russell 2000(R) Index.                  LLC
                                                                                      Subadviser: MetLife Investment
                                                                                      Advisors, LLC
 MetLife Stock Index Portfolio                Seeks to track the performance of the   Brighthouse Investment Advisers,
                                              Standard & Poor's 500(R) Composite      LLC
                                              Stock Price Index.                      Subadviser: MetLife Investment
                                                                                      Advisors, LLC
 MFS(R) Value Portfolio                       Seeks capital appreciation.             Brighthouse Investment Advisers,
                                                                                      LLC
                                                                                      Subadviser: Massachusetts Financial
                                                                                      Services Company
 T. Rowe Price Small Cap Growth Portfolio     Seeks long-term capital growth.         Brighthouse Investment Advisers,
                                                                                      LLC
                                                                                      Subadviser: T. Rowe Price
                                                                                      Associates, Inc.
 Western Asset Management Strategic Bond      Seeks to maximize total return          Brighthouse Investment Advisers,
  Opportunities Portfolio                     consistent with preservation of         LLC
                                              capital.                                Subadviser: Western Asset
                                                                                      Management Company
 FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
  INITIAL CLASS
 Freedom 2010 Portfolio                       Seeks high total return with a          Fidelity Management & Research
                                              secondary objective of principal        Company
                                              preservation as the fund approaches     Subadviser: FMR Co., Inc.
                                              its target date and beyond.
 Freedom 2020 Portfolio                       Seeks high total return with a          Fidelity Management & Research
                                              secondary objective of principal        Company
                                              preservation as the fund approaches     Subadviser: FMR Co., Inc.
                                              its target date and beyond.
 Freedom 2030 Portfolio                       Seeks high total return with a          Fidelity Management & Research
                                              secondary objective of principal        Company
                                              preservation as the fund approaches     Subadviser: FMR Co., Inc.
                                              its target date and beyond.
 Freedom 2040 Portfolio                       Seeks high total return with a          Fidelity Management & Research
                                              secondary objective of principal        Company
                                              preservation as the fund approaches     Subadviser: FMR Co., Inc.
                                              its target date and beyond.
 Freedom 2050 Portfolio                       Seeks high total return with a          Fidelity Management & Research
                                              secondary objective of principal        Company
                                              preservation as the fund approaches     Subadviser: FMR Co., Inc.
                                              its target date and beyond.


THE PORTFOLIO SHARE CLASSES THAT WE OFFER


The Funds offer various classes of shares, each of which has a different level of expenses. The Fund prospectuses may provide information for share classes or Portfolios that are not available through the Certificate. When you consult the Fund prospectus for a Portfolio, you should be careful to refer only to the information regarding the Portfolio and class of shares that is available through the Certificate.

SUBSTITUTION OF PORTFOLIOS


If investment in the Portfolios or a particular Portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Certificates, or for any other reason in our sole discretion, we may substitute another portfolio without your consent. The substituted Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premium payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may make available or close investment divisions to allocation of premium payments or cash value, or both, for some or all classes of Certificates, at any time in our sole discretion.


PURCHASE AND REDEMPTION OF PORTFOLIO SHARES BY THE SEPARATE ACCOUNT


As of the end of each Valuation Period (see "Valuation Period" description below in "Other Certificate Provisions--When Your Requests Become Effective"), we purchase and redeem Fund shares for the Separate Account at their net asset value without any sales or redemption charges. These purchases and redemptions reflect the amount of any of the following transactions that take effect at the end of the Valuation Period:
o The allocation of net premiums to the Separate Account.
o Dividends and distributions on Fund shares, which are reinvested as of the dates paid (which reduces the value of each share of the Fund and increases the number of Fund shares outstanding, but has no effect on the cash value in the Separate Account).
o Certificate loans and loan repayments allocated to the Separate Account.
o Transfers to and among investment divisions.
o Withdrawals and surrenders taken from the Separate Account.


VOTING RIGHTS


The Funds have shareholder meetings from time to time to, for example, elect directors and approve some changes in investment management arrangements. You can give us voting instructions on shares of each portfolio of a fund that are attributed to your Certificate. We will vote the shares of each Portfolio that are attributed to your Policy based on your instructions. We will vote all shares in proportion to the instructions received. If we do not receive your instructions we will vote your shares in the same proportion as represented by the votes received from other owners. The effect of this proportional voting is that a small number of owners may control the outcome of a vote. Should we determine that the 1940 Act no longer requires us to do this, we may decide to vote Fund shares in our own right, without input from you or any other owners of variable life insurance policies or variable annuity contracts that participate in a Fund.



ISSUING A GROUP POLICY AND A CERTIFICATE

We will issue a Certificate to you as owner. Unless your employer has reserved otherwise, you will have all the rights under the Certificate, including the ability to name a new owner or contingent owner.


We may issue a Group Policy to an employer or association ("employer") or to a trust through which an employer participates. Generally, the minimum number of people in a group that is required before we will issue a Group Policy directly to an employer is 200 lives. However, we reserve the right to issue a Group Policy or provide coverage to an employer that does not meet this minimum.


Employees of employers and members of associations ("employees") may own Certificates issued under their employer's Group Policy. If you want to own a Certificate, then you must complete an enrollment form, which must be received by the Administrative Office. We reserve the right to reject an enrollment form for any reason permitted by law, and our acceptance of an enrollment form is subject to our underwriting rules.

Generally, we will issue a Certificate only to an eligible employee, or a spouse of an eligible employee when permitted by the employer. The person upon whose life the Certificate is issued is called the covered person. The owner is generally the employee unless the enrollment form designates someone else as owner. For the purpose of computing the covered person's age under the Certificate, we start with the covered person's age on a day selected by your employer. Age can be measured from December 31st in a given year, or from any other date agreed to by your employer and us.


The Date of Certificate is set forth in the Certificate and is the effective date for life insurance protection under the Certificate. We use the Date of Certificate to calculate the Certificate years (and Certificate months and monthly anniversaries).



PAYMENT AND ALLOCATION OF PREMIUMS

You can make planned periodic premium payments and unscheduled premium payments. The payment of a given premium will not necessarily guarantee that your Certificate will remain in force. Rather, this depends on the Certificate's cash surrender value.


PAYING PREMIUMS


You can make premium payments, subject to certain limitations discussed below, through:
o Payroll Deduction: Where provided by your employer, you may pay premiums through payroll deduction. Your employer may require that you pay a minimum monthly amount in order to use payroll deduction. Your employer may send payroll deductions to us as much as 30 days after the deduction is made.
o Planned periodic payments: If there is no payroll deduction available, you may elect to pay premiums monthly, quarterly or annually.
o Unscheduled premium payment option: You also can make other premium payments at any time.


We do not accept premiums made in cash or by money order.


If you send your premium payments or transaction requests to an address other than the one we have designated for receipt of such premium payments or requests, we may return the premium payment to you, or there may be a delay in applying the premium payment or transaction to your Certificate.


Please note that if your employer does not remit premiums on a timely basis in accordance with the established premium payment schedule, you may not participate in the investment experience under your Certificate until the premium has been received and credited to your Certificate in accordance with our established administrative procedures.


MAXIMUM AND MINIMUM PREMIUM PAYMENTS

o The first premium may not be less than the planned premium.
o Unscheduled premium payments must be at least $100 each. We may change this minimum amount on 90 days notice to you.
o You may not pay premiums that exceed tax law premium limitations for life insurance policies. We will return any amounts that exceed these limits except that we will keep any amounts that are required to keep the Certificate from terminating. We will let you make premium payments that would turn the Certificate into a modified endowment contract, but we will promptly tell you of this status, and if possible, we will tell you how to reverse the status. ("See Tax Matters--Modified Endowment Contracts.")


ALLOCATING NET PREMIUMS

Generally, you indicate on your enrollment form the initial allocation of net premiums (your premiums minus the charges deducted from your premiums) among the Fixed Account and the investment divisions of the Separate Account. In some cases, your employer has the right to allocate the portion of any net premiums it pays (but not any premiums that you pay) until the covered person retires (if the covered person is employed by your employer) or the Certificate becomes portable. (See "Portable Certificate" under "Other

Certificate Provisions--Effect of Termination of Employer Participation in the Group Policy.") If you fail to provide allocation instructions, we may allocate net premiums as described in the application. The Certificate includes a description of your right to allocate net premiums.


The percentage of your net premium allocation into each of these investment options must be a minimum of 10% and in whole numbers. You can change your allocations at any time by giving us written notification at our Administrative Office or in any other manner that we permit.



INSURANCE PROCEEDS

If the Certificate is in force, we will pay your beneficiary the insurance proceeds as of the end of the Valuation Period that includes the covered person's date of death. We will pay this amount after we receive documents that we request as due proof of the covered person's death.


We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest -and to which the accountholder has immediate and full access, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. None of these options vary with the investment performance of the Separate Account. More detailed information concerning settlement options is available on request from our Administrative Office. We will pay interest on the proceeds as required by applicable state law.


Unless otherwise requested and subject to state law, the Certificate's death proceeds will generally be paid to the beneficiary through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Certificate surrender proceeds paid into a Total Control Account established for you.


Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


The insurance proceeds equal:
o The death benefit provided on the date of death or the alternate death benefit; plus
o Any additional insurance proceeds provided by rider; minus
o Any unpaid Certificate loans and accrued interest thereon, and any due and unpaid charges accruing during a grace period.


The amount of the death benefit that exceeds the Certificate's Cash Value is paid from our general account. Death benefit amounts paid from our general account are subject to the claims of our creditors.


Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the beneficiary of the death benefit, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on our books and records. ("Escheatment" is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Certificate's death benefit from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designation--including complete names and complete address--if and as they change. You should contact our Administrative Office -at 1-800-756-0124 in order to make a change to your beneficiary designation.

DEATH BENEFIT


The death benefit varies and equals the specified face amount of insurance of the Certificate plus the cash value on the date of death.


ALTERNATE DEATH BENEFIT


In order to ensure that the Certificate qualifies as life insurance under the federal income tax laws, the beneficiary will receive an alternate death benefit if it is greater than the amount that the beneficiary would have received under the death benefit described above. The alternate death benefit is calculated by multiplying the Certificate's cash value by a prescribed percentage. The prescribed percentage is determined by the covered person's age at the time of the calculation and declines as the covered person grows older. The alternate death benefit is as follows:


 AGE OF COVERED PERSON AT DEATH     % OF CASH VALUE*
--------------------------------   -----------------
           40 and less                   250%
               45                        215%
               50                        185%
               55                        150%
               60                        130%
               65                        120%
               70                        115%
            75 to 90                     105%
               95                        100%

* For the ages not listed, the percentage decreases by a ratable portion for each full year.


During any period when your cash value is high enough that the alternate death benefit applies, your charges for insurance costs will be higher, since the effective amount of your coverage will be greater. In no event will the death benefit be less than the minimum insurance amount required under current Federal income tax rules applicable to the definition of life insurance as in effect on the date your Certificate is issued.


SPECIFIED FACE AMOUNT


The specified face amount is the basic amount of life insurance specified in the Certificate. The Minimum Specified Face Amount is the smallest amount of specified face amount for which a Certificate may be issued, and is set forth in the Certificate. This amount will never be less than $10,000.


Generally, you may change your specified face amount subject to certain limitations. Any change you request will be effective on the monthly anniversary on or next following our approval of your request. You are permitted to decrease the specified face amount to as low as the Minimum Specified Face Amount set forth in the Certificate.


You may request an increase on dates determined by your employer and set forth in the Certificate. If you are a qualifying employee, we will make automatic increases in the specified face amount when your salary increases on a date or dates determined by your employer. However, you can notify us in writing at any time that you do not desire such automatic increases in the future. Any requirements as to the minimum amount of an increase are set forth in the Certificate. Any increase is subject to our underwriting rules which may include a requirement for evidence satisfactory to us of the covered person's insurability.


Before you change your specified face amount you should consider the following:
o The insurance portion of your death benefit will change. This will affect the insurance charges, cash value and death benefit levels;
o Reducing your specified face amount may result in our returning an amount to you which, if it occurs during the first 15 Certificate years, could then be taxed on an income first basis, even if the Certificate is not a modified endowment contract;

o The amount of additional premiums that the tax laws permit you to pay into the Certificate may increase or decrease. The additional amount you can pay without causing the Certificate to be a modified endowment contract for tax purposes may also increase or decrease (see "Tax Matters--Modified Endowment Contracts"); and
o The Certificate could become a modified endowment contract in certain circumstances.


INCOME PLANS


Generally you can receive the Certificate's insurance proceeds under an income plan instead of in a lump sum. The insurance proceeds can generally be paid under a variety of income plans. We currently make the following income plans available:
o Interest Income
o Installment Income for a Stated Period
o Installment Income of a Stated Amount
o Single Life Income-Guaranteed Payment Period
o Joint and Survivor Life Income
o Single Life Income-Guaranteed Return


Before you choose an income plan you should consider:
o The tax consequences associated with the Certificate proceeds, which can vary considerably, depending on whether a plan is chosen. You or your beneficiary should consult with a qualified tax advisor about tax consequences; and
o That the rates of return we credit under these plans are not based on the investment performance of any of the Portfolios.



CASH VALUE, TRANSFERS AND WITHDRAWALS


CASH VALUE

The Certificate's CASH VALUE equals:
o The Fixed Account cash value, plus
o The Loan Account cash value, plus
o The Separate Account cash value.


The Certificate's CASH SURRENDER VALUE equals your cash value minus:
o Any outstanding Certificate loans (plus any accrued and unpaid loan interest);
o Any accrued and unpaid monthly deduction; and
o Any surrender transaction fee.


Unless the Group Policy is still in its first year, we will, on the Investment Start Date for the Certificate, allocate your cash value among the investment divisions as you requested your net premiums to be allocated in your enrollment form or a subsequent reallocation request. See "Investment Start Date" description below in "Other Certificate Provisions--When Your Requests Become Effective." If the Group Policy is still in its first year, we will make this allocation 20 days after the Investment Start Date.


Thereafter, at the end of each Valuation Period the cash value in an investment division will equal:
o The cash value in the investment division at the beginning of the Valuation Period; plus
o All net premiums, loan repayments and cash value transfers into the investment division during the Valuation Period; minus
o All partial cash withdrawals, loans and cash value transfers out of the investment division during the Valuation Period; minus
o The portion of any charges and deductions allocated to the cash value in the investment division during the Valuation Period; plus
o The net investment return for the Valuation Period on the amount of cash value in the investment division at the beginning of the Valuation Period.

The net investment return currently equals the rate of increase or decrease in the net asset value per share of the underlying Fund portfolio over the Valuation Period, adjusted upward to take appropriate account of any dividends and other distributions paid by the portfolio during the period.


CASH VALUE TRANSFERS


The minimum amount you may transfer is $200 or, if less, the total amount in an investment option. You may make transfers at any time after the Investment Start Date. In some cases, your employer retains the right to transfer the portion of any net premiums it pays (but not any premiums you pay). The Certificate will set forth any such employer rights.


In some cases, the maximum amount that you may transfer or withdraw from the Fixed Account in any Certificate year is the greater of
o $200 and
o 25% of the largest amount in the Fixed Account over the last four Certificate years (or since the Date of Certificate if the Certificate has been in effect for less than four years).


Any such limit does not apply to
o a full surrender
o any loans taken
o any transfers under a systematic investment strategy


It is important to note that due to the restrictions on transfers from the Fixed Account, it could take a number of years to fully transfer a current balance in the Fixed Account to the investment divisions of the Separate Account. You should keep this in mind when considering whether an allocation of cash value to the Fixed Account is consistent with your risk tolerance and time horizon.


The Certificate includes a description of your cash value transfer rights. We do not charge for transfers. Currently, transfers are not taxable transactions.


RESTRICTIONS OF FREQUENT TRANSFERS. Frequent requests from Certificate owners to transfer cash value may dilute the value of a Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Certificate owners and other persons who may have an interest in the Certificates (e.g., beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios. We monitor transfer activity in the Portfolios below (the "Monitored Portfolios"):


     Baillie Gifford International Stock Portfolio

     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     Oppenheimer Global Equity Portfolio

     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current cash value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.



Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Certificate to be submitted either (i) in writing with an original signature or
(ii) by telephone prior to 10:00 a.m. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



Transfers made under one of the systematic investment strategies described in the prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Certificate owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Certificates. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Certificate owners and other persons with interests in the Certificates. We do not accommodate frequent transfers in any Portfolios and there are no arrangements in place to permit any Certificate owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Certificate owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Certificate owners who violate the frequent transfer policies established by the Portfolio.


In addition, Certificate owners and other persons with interests in the Certificates should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance policies and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Certificate owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in frequent trading, the Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Certificate owner). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Portfolios except where the manager of a particular underlying Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



SYSTEMATIC INVESTMENT STRATEGIES. For certain groups, you can choose one of four currently available strategies described below. -Your employer can inform you whether these investment strategies are available. You can also change or cancel your choice at any time.


Equity Generator SM. Allows you to transfer -an amount equal to the interest earned on amounts in the Fixed Account in any Certificate month equal to at least $20 to the MetLife Stock Index investment division. The transfer will be made at the beginning of the Certificate month following the Policy month in which the interest was earned.


Equalizer SM. Allows you to periodically equalize amounts in your Fixed Account and the MetLife Stock Index investment division. We currently make equalization each quarter. We will terminate this strategy if you make a transfer out of either of the investment divisions or the Fixed Account. You may then reelect the Equalizer on your next Certificate anniversary.


Rebalancer SM. Allows you to periodically redistribute amounts in the Fixed Account and investment divisions in the same proportion that the net premiums are then being allocated. We currently make the redistribution each quarter.


Allocator SM. Allows you to systematically transfer money from the Fixed Account to any investment division(s). When you elect the Allocator, you must have enough cash value in the Fixed Account to enable the election to be in effect for three months. The election can be to transfer each month:
o A specific amount, until the cash value in the Fixed Account is exhausted.
o A specific amount for a specific number of months.
o Amounts in equal installments until the total amount you have requested has been transferred.


These transfer privileges allow you to take advantage of investment fluctuations, but none assures a profit nor protects against a loss in declining markets. Because the Allocator involves continuous investment in securities regardless of the price levels of such securities, you should consider your financial ability to continue purchases through periods of fluctuating price levels.


SURRENDER AND WITHDRAWAL PRIVILEGES


You can surrender the Certificate for its cash surrender value. We may ask you to return the Certificate before we honor your request to surrender the Certificate. The proceeds will be paid in a single sum. If the covered person dies after you surrender the Certificate but before the end of the Certificate month in which you surrendered the Certificate, we will pay your beneficiary an amount equal to the difference between the Certificate's death benefit and its cash value, computed as of the surrender date.


You can make partial withdrawals if:
o the withdrawal is at least $200; and
o in some cases, the amount you request to withdraw from the Fixed Account is not more than the greater of (a) $200, and (b) 25% of the largest amount in the Fixed Account over the last four Certificate years (or since the Date of Certificate if the Certificate has been in effect for less than four years).

The Certificate includes a description of your rights to make partial withdrawals. If you make a request for a partial withdrawal that is not permitted, we will tell you and you may then ask for a smaller withdrawal or surrender the Certificate. We will deduct your withdrawal from the Fixed Account and each of the investment divisions of the Separate Account in the same proportion that the Certificate's cash value in each such option bears to the total cash value of the Certificate in the Fixed Account and the investment divisions.

As regards payment of amounts attributable to a check, we can wait for a reasonable time (15 days or less) to let the check clear.

Before surrendering the Certificate or requesting a partial withdrawal you should consider the following:
o Transaction fees of up to $25 (but not greater than 2% of the amount withdrawn) may apply, if the Certificate so states.
o Amounts received may be taxable as income and, if your Certificate is a modified endowment contract, subject to certain tax penalties. (See "Tax Matters--Modified Endowment Contracts.")
o If you also decrease your specified face amount at the time of the withdrawal, the Certificate could become a modified endowment contract.
o For partial withdrawals, your death benefit will decrease, generally by the amount of the withdrawal.

In some cases you may be better off taking a Certificate loan, rather than a partial withdrawal.


BENEFIT AT FINAL DATE

The Final Date is the Certificate anniversary on which the covered person reaches age 95. Subject to certain conditions, we will allow you to extend that date where permitted by state law. If the covered person is living on the Final Date, we will pay the cash surrender value of the Certificate to the Certificate owner (generally the employee). The Certificate owner will receive the cash surrender value in a single sum.



PAID-UP CERTIFICATE PROVISION

Under this provision, you can choose to terminate the Certificate's usual death benefit (and any riders in effect) and use all or part of the cash surrender value as a single premium for a "paid-up" benefit under the Certificate. ("Paid-up" means no further premiums are required.) Thereafter, you may no longer allocate cash value to the Separate Account or the Fixed Account. You will receive in cash any remaining cash surrender value that is not used to elect a paid-up benefit. The paid-up benefit must not be:
o more than can be purchased using the Certificate's cash surrender value;
o more than the death benefit under the Certificate at the time you choose to use this provision; or
o less than $10,000.



LOAN PRIVILEGES

You can borrow from us and use the Certificate as security for the loan. The amount of each loan must be:
o At least $200; and
o No more than 75% of the cash surrender value (unless state law requires a different percentage to be applied, as set forth in your Certificate) when added to all other outstanding Certificate loans.

For certain Group Policies, we may charge a transaction fee of up to $25 for each loan if the Certificate so states.

As of your loan request's Date of Receipt, we will:
o Remove an amount equal to the loan, and an amount equal to the present value of the loan interest due, from your cash value in the Fixed Account and each investment division of the Separate Account in the same proportion that the Certificate's cash value in each such option bears to the total cash value of the Certificate in the Fixed Account and the investment divisions. The present value of the loan interest due is the loan interest due at the next Certificate anniversary, discounted at an interest rate equal to the current Loan Account crediting rate.
o Transfer such cash value to the Loan Account, where it will be credited with interest at a rate equal to the loan rate charged less a percentage charge, based on expenses associated with Certificate loans, determined by us. This percentage charge will not exceed 2%, and the minimum rate we will credit to the Loan Account will be 3% per year (for Group Policies issued prior to March 1, 1999, the minimum rate is 4%). At least once a year, we will transfer any interest earned in your Loan Account to the Fixed Account and the investment divisions, according to the way that we then allocate your net premiums.
o Charge you interest, which will accrue daily at a rate of up to 8% per year (which is the maximum rate we will ever charge). We will determine the current interest rate applicable to you at the time you take a loan. Your interest payments are generally due at the beginning of each Certificate year. However, we reserve the right to make interest payments due in a different manner. If you do not pay the amount within 31 days after it is due, we will treat it as a new Certificate loan.


Repaying your loans (plus accrued interest) is done by sending in payments at any time before the Final Date while the covered person is living. You should designate whether a payment is intended as a loan repayment or a premium payment, since we will treat any payment for which no designation is made as a premium payment. We will allocate your repayment to the Fixed Account and the investment divisions, in the same proportion that net premiums are then allocated.


Before taking a Certificate loan you should consider the following:
o Interest payments on loans are generally not deductible for tax purposes.
o Under certain situations, Certificate loans could be considered taxable distributions.
o Amounts held in your Loan Account do not participate in the investment experience of the investment divisions or receive the interest rate credited to the Fixed Account, either of which may be higher than the interest rate credited on the amount you borrow.
o If you surrender the Certificate or if we terminate the Certificate, or at the Final Date, any outstanding loan amounts (plus accrued interest) will be taxed as a distribution. (See "Federal Tax Matters--Loans" below.)
o A Certificate loan increases the chances of our terminating the Certificate due to insufficient cash -surrender value. We will terminate the Certificate with no value if: (a) on a monthly anniversary your loans (plus accrued interest) exceed your cash value minus the monthly deduction; and (b) we tell you of the insufficiency and you do not make a sufficient payment within the greater of (i) 61 days of the monthly anniversary, or (ii) 30 days after the date notice of the start of the grace period is mailed to you.
o Your Certificate's death proceeds will be reduced by any unpaid loan (plus any accrued and unpaid loan interest).



OPTIONAL RIDER BENEFITS

You may be eligible for certain benefits provided by rider, subject to certain underwriting requirements and the payment of additional premiums. We will deduct any charges for the rider(s) as part of the monthly deduction. Generally, we currently make the following benefits available by rider:


 o Disability Waiver of Monthly Deduction Benefit1,2   o Accidental Death or Dismemberment Benefit1
 o Accelerated Benefits Option1,3                      o Dependent Life Benefits1
 o Accidental Death Benefit1

1Provided to you only if elected by your employer.

2An increase in specified face amount may not be covered by this rider. If not, the portion of the monthly deduction associated with the increase will continue to be deducted from the cash value, which if insufficient, could result in the Certificate's termination. For this reason, it may be advantageous for the owner, at the time of total disability, to reduce the specified face amount to that covered by this rider.

3Payment under this rider may affect eligibility for benefits under state or federal law.


Each rider contains important information, including limits and conditions that apply to the benefits. If you decide to purchase any of the riders, you should carefully review their provisions to be sure the benefit is something that you want.

You should also consider:
o That the addition of certain riders can restrict your ability to exercise certain rights under the Certificate.

o That the amount of benefits provided under the rider is not based on investment performance of a separate account; but, if the Certificate terminates because of poor investment performance or any other reason, the rider generally will also terminate.
o That there are tax consequences. You should consult with your tax adviser before purchasing one of the riders.



CHARGES AND DEDUCTIONS


IMPORTANT INFORMATION APPLICABLE TO ALL CERTIFICATE CHARGES AND DEDUCTIONS

The charges discussed in the paragraphs that follow are all included in the Fee Tables on pages 5 to 9 of this Prospectus. You should refer to these Fee Tables for information about the rates and amounts of such charges, as well as other information that is not covered below.

The Certificate charges compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.

Services and benefits we provide:
o the death benefit, cash, and loan benefits under the Certificate
o investment options, including premium allocations
o administration of elective options
o the distribution of reports to Certificate owners

Costs and expenses we incur:
o costs associated with processing and underwriting applications, and with issuing and administering the Certificate (including any riders)
o overhead and other expenses for providing services and benefits
o sales and marketing expenses
o other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state, and local premium and other taxes and fees

Risks we assume:
o that the cost of insurance charges we may deduct are insufficient to meet our actual claims because the insureds die sooner than we estimate
o that the charges of providing the services and benefits under the Certificates exceed the charges we deduct

Our revenue from any particular charge may be more or less than any costs or expenses that charge is intended primarily to cover. We may use our revenues from one charge to pay other costs and expenses in connection with the Certificates including distribution expenses. We may also profit from all the charges combined, including the cost of insurance charge and the Mortality and Expense Risk charge and use such profits for any corporate purpose.

The following sets forth additional information about some (but not all) of the Certificate charges.


CHARGES DEDUCTED FROM PREMIUMS

CHARGE FOR AVERAGE EXPECTED STATE TAXES ATTRIBUTABLE TO PREMIUMS. We make this charge to reimburse us for the state premium taxes that we must pay on premiums we receive. Although premium taxes vary from state to state, we will charge one rate for each employer group. We estimate the initial charge for each employer group based on anticipated taxes to be incurred on behalf of each group during its first year of coverage. Thereafter, we will base this charge on anticipated taxes taking into account actual state and local premium taxes we incur on behalf of each employer group in the prior year and known factors affecting the coming year's taxes. This charge may vary based on changes in the law or changes in the residence of the Certificate owners.

We may deduct this charge, as well as the charge for expected federal taxes attributable to premiums, either as a percent of premium or as part of the monthly deduction. In the latter case, the amount we deduct would depend on the amount of premiums paid by the group as a whole rather than the amount paid by you.

Currently, we are charging covered employer groups rates up to 2.55%, which reflect the average state premium taxes currently being charged for the group. There is no specific maximum rate we may charge.


CHARGE FOR EXPECTED FEDERAL TAXES ATTRIBUTABLE TO PREMIUMS. Federal income tax law requires us to pay certain amounts of taxes that are related to the amount of premiums we receive. We deduct 0.35% of each premium payment to offset the cost to us of those additional taxes, which may be more or less than the amount we pay in respect of your premiums.


CHARGES INCLUDED IN THE MONTHLY DEDUCTION


The Certificate describes the charges that are applicable to you as part of the monthly deduction. The monthly deduction accrues on each monthly anniversary starting with the Date of Certificate. However, we may make the actual deduction up to 45 days after each such monthly anniversary. We allocate the monthly deduction among the Fixed Account and each of the investment divisions of the Separate Account in the same proportion that the Certificate's cash value in each such option bears to the total cash value of the Certificate in the Fixed Account and the investment divisions.


COST OF INSURANCE. This charge varies based on many factors. Each month, we determine the charge by multiplying your cost of insurance rate by the insurance amount. This is the amount we are at risk if the insured dies, and the Fee Table earlier in this Prospectus calls it our "Net Amount at Risk."


The insurance amount (or Net Amount at Risk) is the death benefit at the beginning of the Certificate month, minus the cash value at the beginning of the Certificate month. The insurance amount will be affected by changes in the specified face amount of the Certificate. The insurance amount and therefore the cost of insurance will be greater if the specified face amount is increased. If the alternate death benefit is in effect, then the insurance amount will increase and thus your cost of insurance will be higher.


The cost of insurance rate is based on:
o The age and rate class of the covered person
o Group mortality characteristics
o The particular characteristics that are agreed to by your employer and us, such as:
  1. The rate class structure;
  2. The degree of stability in the charges sought by your employer; and
  3. Portability features.
o The amount of any surplus or reserves to be transferred to us from any previous insurer or from another of our policies (see "Other Certificate Provisions--Retrospective Experience Rating and Dividends").


The actual monthly cost of insurance rates will be based on our expectations as to future experience. The rates, however, will never exceed the guaranteed cost of insurance rates set forth in the Certificate. These guaranteed rates may be up to 150% of the rates that could be charged based on the 1980 Commissioners Standard Ordinary Mortality Table, Males, age last birthday ("1980 CSO Table"). The maximum guaranteed rates may be higher than the 1980 CSO Table because we use simplified underwriting and non-medical issue procedures whereby we may not require the covered person to submit to a medical or paramedical examination, and may provide coverage to groups that present substandard risk characteristics according to our underwriting criteria. Our current rates are lower than 100% of the 1980 CSO Table in most cases.


We review our rates periodically and may adjust them based on our expectations of future experience. We will apply the same rates to everyone in a group who has had their Certificate for the same amount of time and who is the same age and rate class. We adjust the rates from time to time based on several factors, including:
o the number of Certificates in force for each group;
o the number of Certificates in the group surrendered or becoming portable during the period; and
o the actual experience of the group.


As a general rule, the cost of insurance rate increases each year you own the Certificate, as the covered person's age increases. Our use of simplified underwriting and non-medical issue procedures may result in higher cost of insurance charges for some healthy individuals.

Rate class relates to the level of mortality risk we assume with respect to a covered person. We and your employer will agree to the number of classes and characteristics of each class. The classes may vary by smoker and nonsmokers, active and retired status, Owners of portable Certificates and other Owners, and/or any other non-discriminatory classes we and your employer agree to. The covered person's rate class will affect your cost of insurance.


ADMINISTRATION CHARGE. We make this monthly charge primarily to compensate us for expenses we incur in the administration of the Certificates, including our underwriting and start-up expenses. The Certificate will describe your administration charge. The charge will never exceed $5 per Certificate. We will determine differences in the administration charge rates applicable to different Certificates under the Group Policies based on expected differences in the administrative costs under the Certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from:
o features that are agreed to by your employer and us;
o the extent to which certain administrative functions are to be performed by us or by your employer; and
o the expected average Certificate death benefit.


CHARGE AGAINST THE SEPARATE ACCOUNT


We make this daily Mortality and Expense Risk charge against the assets in the Separate Account primarily to compensate us for:
o mortality risks that covered persons may live for a shorter period than we expect; and
o expense risks that our issuing and administrative expenses may be higher than we expect.


The maximum rate we may charge is equivalent to an effective annual rate of ..90% of the Cash Value in the Separate Account.


We may determine differences in this charge for different employer groups based on differences in the levels of mortality and expense risks. These differences arise mainly from the fact that:
o the factors discussed above on which the cost of insurance and administration charges are based are more uncertain in some cases than others; and
o our ability to recover any unexpected costs from Certificate charges varies from case to case depending on the maximum rates for such charges we agree to with employers.


We reserve the right, if permitted by law, to change the structure of this charge so that it is charged on a monthly basis as a percentage of cash value in the Separate Account or so that it is charged as a part of the monthly deduction. Our right to change the structure of this charge does not permit us to increase the maximum rate that is stated in the Policy.


VARIATIONS IN CHARGES


We will determine Certificate charge rates pursuant to our established actuarial procedures, and we will not discriminate unreasonably or unfairly against owners of Certificates under any Group Policy.


PORTFOLIO COMPANY CHARGES


Each of the Portfolios pays an investment management fee to its investment manager. Each Portfolio also incurs other direct expenses. See the fuller description contained in the Fee Table section of this Prospectus (also see the Fund Prospectus and Statement of Additional Information referred to therein for each Fund). You bear indirectly your proportionate share of the fees and expenses of the Portfolios of each Fund that correspond to the Separate Account investment divisions you are using.


OTHER CHARGES


ADDITIONAL TAXES. In general, we don't expect to incur federal, state or local taxes upon the earnings or realized capital gains attributable to the assets in the Separate Account relating to the cash surrender value of the Policies. If we do incur such taxes, we reserve the right to charge cash value allocated to the Separate Account for these taxes.

TRANSACTION FEE FOR SURRENDERS OR PARTIAL WITHDRAWALS. Your Certificate may provide that we may charge a transaction fee of up to $25 for each surrender or partial withdrawal. In no event, however, will the charge be greater than 2% of the amount withdrawn.


LOAN INTEREST SPREAD. We charge interest on Certificate loans but credit you with interest on the amount of the Cash Value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. This charge is primarily to cover our expense in providing the loan. The spread is guaranteed to never exceed 2%.



CERTIFICATE TERMINATION AND REINSTATEMENT

TERMINATION. We will terminate the Certificate without any cash surrender value if:
o The cash surrender value on any monthly anniversary is less than the monthly deduction; and
o We do not receive a sufficient premium payment within the grace period to cover the monthly deduction. We will mail you notice if any grace period starts. The grace period is the greater of (a) 61 days measured from the monthly anniversary and (b) 30 days after the notice is mailed.

REINSTATEMENT. The following applies unless the Group Policy has been terminated and you would not have been permitted to retain your Certificate on a portable or paid-up basis. Upon your request, we will reinstate the Certificate, subject to certain terms and conditions that the Certificate provides. We must receive your request within 3 years (or within a longer period if required by state law) after the end of the grace period and before the Final Date. You also must provide us with:
o A written request for reinstatement.
o Evidence of insurability that we find satisfactory.
o An additional premium amount that the Certificate prescribes for this purpose.

Your Certificate can also terminate in some cases if your employer ends its participation in the Group Policy. This is discussed in detail under "Other Certificate Provisions--Effect of Termination of Employer Participation in the Group Policy" below.



FEDERAL TAX MATTERS

The following is a brief summary of some tax rules that may apply to the Certificate. Such discussion does not purport to be complete or to cover every situation. -The summary does not address state, local or foreign tax issues related to the Certificate. You must consult with and rely on the advice of your own tax or ERISA counsel, especially where the Certificate is being purchased in connection with an employee benefit plan, such as a death benefit or deferred compensation plan, or is being purchased for estate, tax planning or similar purposes. You should also consult with your own tax adviser to find out how taxes can affect your benefits and rights under the Certificate. Such consultation is especially important before you make unscheduled premium payments, change your specified face amount, change coverage provided by riders, take a loan or withdrawal, or assign or surrender the Certificate. Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends.


INSURANCE PROCEEDS

o Insurance proceeds are generally excludable from your beneficiary's gross income to the extent provided in Section 101 of the Internal Revenue Code ("Code"). Insurance proceeds may be taxable in some circumstances, such as where there is a transfer-for-value of a Certificate or where a business is the Owner of the Certificate covering the life of the employee, if certain notice and consent and other requirements are not satisfied.
o The proceeds may be subject to federal estate tax: (i) if paid to the covered person's estate or (ii) if paid to a different beneficiary if the covered person possessed incidents of ownership at or within three years before death.
o If you die before the covered person, the value of the Certificate (determined under IRS rules) is included in your estate and may be subject to federal estate tax.
o Whether or not any federal estate tax is due is based on a number of factors including the estate size.

o The insurance proceeds payable upon death of the insured will never be less than the minimum amount required for a Certificate to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Certificate was issued.


CASH VALUE (IF THE CERTIFICATE IS NOT A MODIFIED ENDOWMENT CONTRACT)

o You are generally not taxed on your cash value until you withdraw it or surrender the Certificate or receive a distribution (such as when your Certificate terminates on the Final Date). In these cases, you are generally permitted to take withdrawals and receive other distributions up to the amount of premiums paid without any tax consequences. However, withdrawals and other distributions will be treated as gain subject to ordinary income tax after you have received amounts equal to the total premiums you paid. Somewhat different rules may apply if there is a death benefit reduction in the first 15 Certificate years. Distributions during the first 15 Certificate years accompanied by a reduction in Certificate benefits, including distributions which must be made in order to enable the Certificate to continue to qualify as a life insurance contract for federal income tax purposes, are subject to different tax rules and may be treated in whole or in part as taxable income.


LOANS

o Loan amounts you receive will generally not be subject to income tax, unless your Certificate is or becomes a modified endowment contract or terminates.
o Interest on loans is generally not deductible.
o If the Certificate terminates (upon surrender, cancellation, lapse, or the Final Date of replacement by your employer of your group coverage with other group coverage) while any Certificate loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a "distribution" to you. Any such distribution will have the same tax consequences as any other Certificate distribution. Thus, there will generally be federal income tax payable on the amount by which withdrawals and loans exceed the premiums paid to date. In the case of -an outstanding loan at the time of an exchange, the cancelled loan will generally be taxed to the extent of any policy gain. Please be advised that amounts borrowed and withdrawn reduce the Certificate's cash value and any remaining Certificate cash value may be insufficient to pay the income tax on your gains.


MODIFIED ENDOWMENT CONTRACTS


These contracts are life insurance policies where the premiums paid during the first 7 years after the Certificate is issued, or after a material change in the Certificate, exceeds tax law limits referred to as the "7-pay test." Material changes in the Certificate include changes in the level of benefits, receipt of an unnecessary premium and certain other changes to the Certificate after the issue date. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the most recent 7-pay testing period. Reductions in benefits during a 7-pay testing period also may cause the Certificate to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts that may provide relief in limited circumstances.



Due to the flexibility of the Certificates as to premiums and benefits, the individual circumstances of each Certificate will determine whether it is classified as a modified endowment contract.



If your Certificate is considered a modified endowment contract the following applies:
o The death benefit will still generally be income tax free to your beneficiary, to the extent discussed above.

o Amounts withdrawn or distributed before the covered person's death, including (without limitation) loans taken from or secured by the Policy, assignments and pledges, are (to the extent of any gain in the Certificate) treated as income first and subject to income tax. All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.

o An additional 10% income tax generally applies to the taxable portion of the amounts you receive before age 591/2 except if you are disabled or if the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary.

o If a Certificate becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Certificate within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.


DIVERSIFICATION


In order for the Certificate to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Certificate. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Certificate owners of gains under their Certificate. If Portfolio shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.


INVESTOR CONTROL


In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Certificates, we believe that the Owner of a Certificate should not be treated as an owner of the assets in our Separate Account. We reserve the right to modify the Certificates to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Certificates from being treated as the owners of the underlying Separate Account assets.


ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES


The transfer of the Certificate or the designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the covered person dies, the death proceeds will generally be includable in the Policy owner's estate for purposes of the Federal estate tax if the Policy owner was the insured, retained incidents of ownership at death, or made a gift transfer of the Certificate within 3 years of death. If the Policy owner was not the insured, the fair market value of the Policy would be included in the Policy owner's estate upon the Policy owner's death.

Moreover, under certain circumstances, the Internal Revenue Code may impose a "generation-skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping transfer and other taxes.

In general, current rules provide for a $5 million estate, gift and generation-skipping transfer tax exemption (as indexed for inflation) and a top tax rate of 40 percent.

The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

WITHHOLDING


To the extent that Certificate distributions are taxable, they are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.


LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO


In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.


LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS


Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance Certificates at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to the purchase of a Certificate.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes in applicable tax laws, rules and interpretations can adversely affect the tax treatment of your Certificate. These changes may take effect retroactively. We reserve the right to amend the Certificate in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:
o Possible taxation of cash value transfers -between investment funds.
o Possible taxation as if you were the owner of your allocable portion of the Separate Account's assets.
o Possible limits on the number of investment funds available or the frequency of transfers among them.
o Possible changes in the tax treatment of Certificate benefits and rights.


OTHER ISSUES RELATING TO GROUP VARIABLE UNIVERSAL LIFE


While "employee pay all" group variable universal life should generally be treated as separate from any Internal Revenue Code Section 79 Group Term Life Insurance Plan also in effect, in some circumstances group variable universal life could be viewed as being part of such a plan, possibly giving rise to adverse tax consequences. Finally, employer involvement and other factors determine whether group variable universal life is subject to the Employee Retirement Income Security Act ("ERISA").


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy owners since the Company is the owner of the assets from which the tax benefits are derived.


THE COMPANY'S INCOME TAXES


Under current federal income tax law we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for company federal income taxes. (We do deduct a charge for federal taxes from premiums.) We reserve the right to charge the Separate Account for any future federal income taxes we may incur. Under current laws we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


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


RIGHTS WE RESERVE

We reserve the right to make certain changes if we believe the changes are in the best interest of our Certificate owners or would help carry out the purposes of the Certificate. We will make these changes in the manner permitted by applicable law and only after getting any necessary owner and regulatory approval. We will notify you of any changes that result in a material change in the underlying investments in the investment divisions, and you will have a chance to transfer out of the affected division (without charge). Some of the changes we may make include:
o Operating the Separate Account in any other form that is permitted by applicable law.
o Changes to obtain or continue exemptions from the 1940 Act.
o Transferring assets among investment divisions or to other separate accounts, or our general account or combining or removing investment divisions from the Separate Account.
o Substituting Fund shares in an investment division for shares of another portfolio of a Fund or another fund or investment permitted by law.
o Changing the way we assess charges without exceeding the aggregate amount of the Certificate's guaranteed maximum charges.
o Making any necessary technical changes to the Certificate to conform it to the changes we have made.


Some such changes might require us to obtain regulatory or Policy owner approval. Whether regulatory or Policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. Circumstances that could influence our determination to make any change might include changes in law or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.



OTHER CERTIFICATE PROVISIONS


FREE LOOK PERIOD

Carefully review the Certificate, which contains a full discussion of all its provisions. You can return the Certificate or terminate an increase in the specified face amount during this period. The period ends on the later of:
o 10 days after you receive the Certificate or, in the case of an increase, the revised Certificate (unless state law requires a longer -specified period); and
o 45 days after we receive the completed enrollment form or specified face amount increase request.


If you return the Certificate, we will send you a complete refund of any premiums paid (or cash value plus any charges deducted if state law requires) within seven days. -If you terminate an increase in the specified face amount, we will restore all Certificate values to what they would have been had there been no increase. We will also refund any premiums paid so that the Certificate will continue to qualify as life insurance under the federal income tax laws.


SUICIDE


Subject to applicable state law, if the covered person commits suicide within the first two Certificate years (or any other period required by state law), your beneficiary will receive all premiums paid (without interest), less any outstanding loans (plus accrued interest) and withdrawals taken. Similarly, we will pay the beneficiary only the cost of any increase in specified face amount if the covered person commits suicide within two years of such increase.


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


EFFECT OF TERMINATION OF EMPLOYER PARTICIPATION IN THE GROUP POLICY


Your employer can terminate its participation in the Group Policy. In addition, we may also terminate your employer's participation in the Group Policy if either:
1. during any twelve month period, the total specified face amount for all Certificate Owners under the Group Policy or the number of Certificates falls by certain amounts or below the minimum levels we establish (these levels are set forth in the Certificate), or
2. your employer makes available to its employees another life insurance product.


Both your employer and MetLife must provide ninety days written notice to the other as well as to you before terminating participation in the Group Policy. Termination means that your employer will no longer send premiums to us through payroll deduction and that no new Certificates will be issued to employees in your employer's group.


You will remain an Owner of your Certificate if:
o you are an Owner of a Certificate that has become portable (as discussed below) not later than the Certificate monthly anniversary prior to termination of your employer's participation; or
o you are an Owner who exercised the paid-up Certificate provision not later than the last Certificate monthly anniversary prior to notice being sent to you of the termination.


For all other Owners,
o If your employer replaces your group coverage with another life insurance product that is designed to have cash value,
  o we will terminate the Certificate and
  o we will transfer your cash surrender value to the other life insurance product (or pay your cash surrender value to you if you are not covered by the new product). Any outstanding loan may be taxable.
o If the other life insurance product is not designed to have cash value,
  o we will terminate your certificate and
  o we will pay your cash surrender value to you. In such case, the Federal income tax consequences to you would be the same as if you surrendered your Certificate.


If your employer does not replace your group coverage with another life insurance product, then, depending on the terms of the Certificate,
o you may have the option of choosing to become an Owner of a portable Certificate or a paid-up Certificate, and
o you may have the option of purchasing insurance based on the "conversion" rights set forth in the Certificate and of receiving the cash surrender value of the Certificate. If you choose the conversion rights, the insurance provided will be substantially less (and in some cases nominal) than the insurance provided under the Certificate.


Instead of any of the above options, you may choose to apply the Certificate's cash surrender value to the purchase of an annuity product from MetLife upon termination of the Certificate.


PORTABLE CERTIFICATE. A Certificate becomes "portable" when an event specified in the Certificate occurs. These events may include:
o termination of the payroll deduction plan with no successor carrier
o other termination of the covered person's employment
o the sale by your employer of the business unit with which the covered person is employed


If you become the Owner of a portable Certificate, the current cost of insurance may change, but it will never be higher than the guaranteed cost of insurance. Also, we may no longer consider you a member of your employer's group for purposes of determining cost of insurance rates and charges.

ASSIGNMENT AND CHANGE IN OWNERSHIP


You can assign the Certificate if you notify us in writing. The assignment or release of the assignment is effective when it is recorded at the Administrative Office. We are not responsible for determining the validity of the assignment or its release. Also, there could be serious adverse tax consequences to you or your beneficiary, so you should consult with your tax adviser before making any change of ownership or other assignment.


REPORTS


Generally, you will promptly receive statements confirming your significant transactions such as:
o Change in specified face amount.

o Transfers among investment divisions (including those through Systematic Investment Strategies, which may be confirmed quarterly).

o Partial withdrawals.
o Loan amounts you request.
o Loan repayments and premium payments.


If your premium payments are made through a payroll deduction plan, we will not send you any confirmation in addition to the one you receive from your -bank or employer.


We will also send you an annual statement generally within 30 days after a Certificate year. That statement will summarize the year's transactions and include information on:
o Deductions and charges.
o Status of the death benefit.
o Cash and cash surrender values.
o Amounts in the investment divisions and Fixed Account.
o Status of Certificate loans.
o Automatic loans to pay interest.
o Information on your modified endowment contract status (if applicable).


We will also send you a Fund's annual and semi-annual reports to shareholders.


WHEN YOUR REQUESTS BECOME EFFECTIVE


Generally, requests, premium payments and other instructions and notifications are effective on the Date of Receipt. In those cases, the effective time is at the end of the Valuation Period during which we receive them at our Administrative Office. (Some exceptions to this general rule are noted below and elsewhere in this Prospectus.)


A Valuation Period is the period between two successive Valuation Dates. It begins at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date. The close of regular trading is 4:00 p.m., Eastern Time on most days.


The Valuation Date is each day on which the New York Stock Exchange is open for trading.


Accordingly, if we receive your request, premium, or instructions after the close of regular trading on the New York Stock Exchange, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. These rules apply regardless of the reason we did not receive your request, premium, or instructions by the close of regular trading on the New York Stock Exchange, even if due to our delay (such as a delay in answering your telephone call).

If your employer's participation in the Group Policy is still in its first year, the effective time of premium allocation instructions and transfer requests you make in the Certificate enrollment form, or within 20 days of your Investment Start Date, is the end of the first Valuation Date after that 20 day period. During the 20 day period, all of your cash value is automatically allocated to our Fixed Account. Your Investment Start Date is the Date of Receipt of your first premium payment with respect to the Certificate, or, if later, the Date of Receipt of your enrollment form.

If your employer's participation in the Group Policy is not still in its first year, the Investment Start Date is the effective time of the allocation instructions you made in the Certificate enrollment form.


If your employer has determined to exchange your current insurance coverage for a MetLife Group Policy, there may be a delay between the effective date of the Certificate and the receipt of any cash value from the prior certificate for the 1035 exchange. At the sole discretion of MetLife, the premium attributable to the 1035 exchange may be credited interest from the Certificate effective date. In no case will transfers among the investment options for the premium attributable to the 1035 exchange be applied prior to the date of receipt.


The effective date of your Systematic Investment Strategies will be that set forth in the strategy chosen.


PAYMENT AND DEFERMENT


We can delay transfers, withdrawals, surrender and payment of Certificate loans from the Fixed Account for up to 6 months.


Generally, we will pay or transfer amounts from the Separate Account within seven days after the Date of Receipt of all necessary documentation required for such payment or transfer. We can defer this if:
o The New York Stock Exchange has an unscheduled closing.
o There is an emergency so that we could not reasonably determine the investment experience of the Certificate.
o The Securities and Exchange Commission determines that an emergency exists or by order permits us to do so for the protection of Certificate owners (provided that the delay is permitted under New York State insurance law and regulations).
o With respect to the insurance proceeds, if entitlement to a payment is being questioned or is uncertain.


We currently pay interest on the amount of insurance proceeds at 3% per year (or higher if state law requires) from the date of death until the date we pay the benefit.


We may withhold payment of surrender, partial withdrawals or loan proceeds if any portion of those proceeds would be derived from a Certificate Owner's check or from a preauthorized checking arrangement that has not yet cleared (i.e. that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Certificate owner's check or preauthorized checking arrangement has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Certificate owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


TELEPHONE, FACSIMILE AND INTERNET REQUESTS


In addition to written requests, we may accept telephone, facsimile, and via the Internet instructions regarding transfers, loans, partial withdrawals, and certain Certificate changes, subject to the following conditions.
o We will employ reasonable procedures to confirm that instructions are genuine.
o If we follow these procedures, we are not liable for any loss, damage, cost, or expense from complying with instructions we reasonably believe to be authentic. You bear the risk of any such loss.
o These procedures may include requiring forms of personal identification before acting upon instructions and/or providing written confirmation of transactions to you.
o We reserve the right to suspend telephone, facsimile and/or Internet instructions at any time for any class of Certificates for any reason.


You should protect your personal identification number ("PIN") because self-service options will be available to your agent of record and to anyone who provides your PIN when using Internet systems. We are not able to verify that the person providing your PIN and giving us instructions via the Internet is you or is authorized to act on your behalf.

Facsimile or Internet transactions may not always be possible. Any facsimile or computer system, whether it is ours, yours, or that of your service provider or agent, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our processing of your request. Although we have taken precautions to equip our systems to handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should make the request by writing to our Administrative Office.


Our variable life insurance business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable life insurance policies). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their Certificates. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of Certificate transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


THIRD PARTY REQUESTS


Generally, we accept requests for transactions or information only from you. Therefore, we reserve the right not to process transactions requested on your behalf by your agent with a power of attorney or any other authorization. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other Certificate owners, and who simultaneously makes the same request or series of requests on behalf of other Certificate owners.


EXCHANGE PRIVILEGE


If you decide that you no longer want to take advantage of the investment divisions in the Separate Account, you may transfer all of your money into the Fixed Account. No -transaction charge will be imposed on a transfer of your entire cash value (or the cash value attributable to a specified face amount increase) to the Fixed Account within the first 24 Certificate months (or within 24 Certificate months after a specified face amount increase you have requested, as applicable). In some states, in order to exercise your exchange privilege, you must transfer, without charge, the Certificate cash value (or the portion attributable to a specified face amount increase) to a flexible premium fixed benefit life insurance policy that we make available.



SALES OF CERTIFICATES


MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the Group Policies and Certificates. MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC, which is our affiliate, is registered under the Securities Exchange Act of 1934 (the "34 Act") as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


DISTRIBUTING THE GROUP POLICIES AND CERTIFICATES



MLIDC enters into selling agreements with broker-dealers who sell the Group Policies and Certificates through their registered representatives who are also licensed life insurance sales representatives.


We reimburse MLIDC for expenses MLIDC incurs in distributing the Group Policies and Certificates, e.g., commissions payable to the broker-dealers who sell the Group Policies and Certificates.



COMMISSIONS AND OTHER COMPENSATION


We may pay commissions to the registered broker-dealers (also referred to as selling firms) who have entered into selling agreements with us. Commissions or fees which are payable to a broker-dealer or third party administrator, including maximum commissions, are set forth in our schedules of group insurance commission rates. These commissions consist of:

o Up to 15% of the cost of insurance, and may be based on the services provided by the broker-dealer or a third party administrator, and
o A per-Certificate payment, based on the total number of Certificates issued under a Group Policy.

We may require all or part of the commission to be returned to us by the broker-dealer if you do not continue the Certificate for at least two years.


COMPENSATION PAID TO SELLING FIRMS AND OTHER INTERMEDIARIES

MetLife enters into arrangements concerning the sale, servicing and/or renewal of MetLife group insurance and certain other group-related products ("Products") with brokers, agents, consultants, third-party administrators, general agents, associations, and other parties that may participate in the sale, servicing and/or renewal of such Products (each an "Intermediary"). MetLife may pay your Intermediary compensation, which may include, among other things, base compensation, supplemental compensation and/or a service fee. MetLife may pay compensation for the sale, servicing and/or renewal of Products, or remit compensation to an Intermediary on your behalf. Your Intermediary may also be owned by, controlled by or affiliated with another person or party, which may also be an Intermediary and who may also perform marketing and/or administration services in connection with your Products and be paid compensation by MetLife.

Base compensation, which may vary from case to case and may change if you renew your Products with MetLife, may be payable to your Intermediary as a percentage of premium or a fixed dollar amount. MetLife may also pay your Intermediary compensation that is based upon your Intermediary placing and/or retaining a certain volume of business (number of Policies sold or dollar value of premium) with MetLife. In addition, supplemental compensation may be payable to your Intermediary. Under MetLife's current supplemental compensation plan, the amount payable as supplemental compensation may range from 0% to 8% of premium. The supplemental compensation percentage may be based on: (1) the number of Products sold through your Intermediary during a prior one-year period; (2) the amount of premium or fees with respect to Products sold through your Intermediary during a prior one-year period; (3) the persistency percentage of Products inforce through your Intermediary during a prior one-year period; (4) premium growth during a prior one-year period; (5) a fixed percentage of the premium for Products as set by MetLife. The supplemental compensation percentage will be set by MetLife prior to the beginning of each calendar year and it may not be changed until the following calendar year. As such, the supplemental compensation percentage may vary from year to year, but will not exceed 8% under the current supplemental compensation plan.

The cost of supplemental compensation is not directly charged to the price of our Products except as an allocation of overhead expense, which is applied to all eligible group insurance products, whether or not supplemental compensation is paid in relation to a particular sale or renewal. As a result, your rates will not differ by whether or not your Intermediary receives supplemental compensation. If your Intermediary collects the premium from you in relation to your Products, your Intermediary may earn a return on such amounts. Additionally, MetLife may have a variety of other relationships with your Intermediary or its affiliates, or with other parties, that involve the payment of compensation and benefits that may or may not be related to your relationship with MetLife (e.g., insurance and employee benefits exchanges, enrollment firms and platforms, sales contests, consulting agreements, or reinsurance arrangements).



More information about the eligibility criteria, limitations, payment calculations and other terms and conditions under MetLife's base compensation and supplemental compensation plans can be found on MetLife's Web site at www.metlife.com/brokercompensation. Questions regarding Intermediary compensation can be directed to ask4met@metlifeservice.com, or if you would like to speak to someone about Intermediary compensation, please call (800) ASK-4MET.


If you would like further information, ask your Intermediary or a MetLife representative for specific details concerning your Intermediary's compensation arrangement with MetLife.


The commissions do not result in a charge against the Group Policies or Certificates in addition to the charges already described elsewhere in this Prospectus.


The Statement of Additional Information contains additional information about the compensation paid for the sale of the Group Policies and Certificates.



LEGAL PROCEEDINGS

In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife to meet its obligations under the Group Policies and the Certificates.



RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/ or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, -loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Certificate to government regulators.



FINANCIAL STATEMENTS

The financial statements comprising each of the Investment Divisions of the Separate Account and the financial statements of MetLife can be found in the Statement of Additional Information. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Certificate.

In order to help you understand how the Certificate's values would vary over time under different sets of assumptions, we will provide you with certain illustrations upon request. These will be based on the age and insurance risk characteristics of the person insured under the Certificate and such factors as the specified face amount, premium payment amounts and rates of return (within limits) that you request. You can request such illustrations at any time without charge. We have filed an example of such an illustration as an exhibit to the registration statement referred to below.

Additional information about the Group Policy, the Certificate and the Separate Account can be found in the Statement of Additional Information. This Prospectus incorporates by reference all of the information contained in the Statement of Additional Information, which is legally part of this Prospectus. You may obtain, without charge, a copy of the Statement of Additional Information or a personalized illustration of death benefits, cash surrender values and cash values, by calling us at 1-800-756-0124 or contacting us through our website at https://mybenefits.metlife.com.

Information about the Group Policy, the Certificate and the Separate Account, including the Statement of Additional Information, is available for viewing and copying at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. The Statement of Additional Information, reports and other information about the Separate Account are available on the SEC Internet site as www.sec.gov. Copies of this information may be obtained upon payment of a duplicating fee, by writing to the SEC's Public Reference Section at 100 F Street, NE, Washington, DC 20549.




































811-06025

                     GROUP VARIABLE UNIVERSAL LIFE POLICIES

                     METROPOLITAN LIFE SEPARATE ACCOUNT UL


                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY


                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2017


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the prospectus dated May 1, 2017 for Group Variable Universal Life and should be read in conjunction therewith. A copy of that prospectus may be obtained by writing to MetLife GVUL, Mail Code A2-10, 13045 Tesson Ferry Road, St. Louis, MO. 63128. YOU CAN OBTAIN PROSPECTUSES FOR THE PORTFOLIOS BY CALLING US AT (800) 756-0124.

                               TABLE OF CONTENTS




                                                                          PAGE
                                                                         -----
THE COMPANY AND THE SEPARATE ACCOUNT..................................      3
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE CERTIFICATES........      3
 LIMITS TO METLIFE'S RIGHT TO CHALLENGE THE CERTIFICATE...............      3
 MISSTATEMENT OF AGE OR SEX...........................................      3
ADDITIONAL INFORMATION ABOUT VOTING...................................      3
ADDITIONAL INFORMATION ABOUT COMMISSIONS..............................      4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........................      4
FINANCIAL STATEMENTS..................................................      4

                      THE COMPANY AND THE SEPARATE ACCOUNT


     Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166. MetLife was formed under the laws of New York State in 1868.


     We established the Separate Account under New York law on December 13, 1988. The Separate Account receives premium payments from the Policies described in the Prospectus and other variable life insurance policies that we issue. We have registered the Separate Account as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").


     For more information about MetLife, please visit our website at www.metlife.com


         ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE CERTIFICATES


LIMITS TO METLIFE'S RIGHT TO CHALLENGE THE CERTIFICATE


     We will not contest:

    o The Certificate after two Certificate years from issue or reinstatement (excluding riders added later).

    o An increase in a death benefit after it has been in effect for two years.


MISSTATEMENT OF AGE OR SEX


     We will adjust benefits to reflect the correct age and sex of the insured, if this information isn't correct in the Certificate enrollment form.


                      ADDITIONAL INFORMATION ABOUT VOTING


     If you are eligible to give us voting instructions, we will send you informational material and a form to send back to us. We are entitled to disregard voting instructions in certain limited circumstances prescribed by the SEC. If we do so, we will give you our reasons in the next semi-annual report to Certificate owners.


     The number of shares for which you can give us voting instructions is determined as of the record date for the Fund shareholder meeting by dividing:
The Certificate's cash value in the corresponding investment division; by The net asset value of one share of that Portfolio.


     We will count fractional votes.


     If we do not receive timely voting instructions from Certificate owners and other insurance and annuity owners that are entitled to give us voting instructions, we will vote those shares in the same proportion as the shares held in the same separate account for which we did receive voting instructions. The effect of this proportional voting is that a small number of Certificate owners may control the outcome of the vote. Also, we will vote Fund shares that are not attributable to insurance or annuity owners (including shares that we hold in our general account) or that are held in separate accounts that are not registered under the 1940 Act in the same proportion as the aggregate of the shares for which we received voting instructions from all insurance and annuity owners.

                    ADDITIONAL INFORMATION ABOUT COMMISSIONS


     MetLife Investors Distribution Company ("MLIDC), 200 Park Avenue, New York, New York 10166, is the principal underwriter and distributor of the Policies. MLIDC, which is our affiliate, is registered under the Securities Exchange Act of 1934 (the "34 Act") as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").


     The Group Policies and Certificates are sold through licensed life insurance sales representatives who are associated with broker-dealers with which MLIDC enters into a selling agreement.



     While the Group Policy is no longer sold, Certificates are sold to new participants under existing Group Policies.


     MLIDC received sales compensation with respect to the Group Policies and Certificates in the following amounts.



                                        AGGREGATE AMOUNT
                                         OF COMMISSIONS
                                           RETAINED BY
                   AGGREGATE AMOUNT     DISTRIBUTOR AFTER
                    OF COMMISSIONS         PAYMENTS TO
  FISCAL YEAR    PAID TO DISTRIBUTOR*     SELLING FIRMS
--------------- ---------------------- ------------------
   2016.........$731,430               $0
   2015.........$657,543               $0
   2014.........$575,607               $0


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account UL included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                              FINANCIAL STATEMENTS


     The financial statements of the Separate Account and the financial statements of MetLife are attached. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Certificate.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
Metropolitan Life Separate Account UL
and Board of Directors of
Metropolitan Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account UL (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Investment Divisions listed in Note 2.A as of December 31, 2016, the related statements of operations and changes in net assets for the respective stated periods in the three years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions constituting the Separate Account of the Company as of December 31, 2016, the results of their operations and changes in their net assets for the respective stated periods in the three years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                                                                               AMERICAN
                                                 AB GLOBAL                 AB             CENTURY VP CAPITAL       AMERICAN FUNDS
                                              THEMATIC GROWTH       INTERMEDIATE BOND        APPRECIATION               BOND
                                            INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                           --------------------   --------------------   --------------------   --------------------
ASSETS:
   Investments at fair value.............  $             32,386   $             95,051   $              3,341   $          6,362,160
   Due from Metropolitan Life
     Insurance Company...................                    --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Assets.....................                32,386                 95,051                  3,341              6,362,160
                                           --------------------   --------------------   --------------------   --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...................                    --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Liabilities................                    --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------

NET ASSETS...............................  $             32,386   $             95,051   $              3,341   $          6,362,160
                                           ====================   ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                   AMERICAN FUNDS
                                    GLOBAL SMALL          AMERICAN FUNDS         AMERICAN FUNDS        AMERICAN FUNDS
                                   CAPITALIZATION             GROWTH              GROWTH-INCOME         INTERNATIONAL
                                 INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                ---------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value..  $          63,768,756  $        168,913,311  $         105,740,543  $            348,390
   Due from Metropolitan Life
     Insurance Company........                     --                    --                      3                    --
                                ---------------------  --------------------  ---------------------  --------------------
        Total Assets..........             63,768,756           168,913,311            105,740,546               348,390
                                ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     --                     4                     --                    --
                                ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities.....                     --                     4                     --                    --
                                ---------------------  --------------------  ---------------------  --------------------

NET ASSETS....................  $          63,768,756  $        168,913,307  $         105,740,546  $            348,390
                                =====================  ====================  =====================  ====================

                                 AMERICAN FUNDS U.S.
                                   GOVERNMENT/AAA-         DREYFUS VIF       FIDELITY VIP ASSET       FIDELITY VIP
                                  RATED SECURITIES     INTERNATIONAL VALUE     MANAGER: GROWTH         CONTRAFUND
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $             54,307  $            193,298  $          1,799,093  $          2,675,209
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........                54,307               193,298             1,799,093             2,675,209
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $             54,307  $            193,298  $          1,799,093  $          2,675,209
                                ====================  ====================  ====================  ====================


                                    FIDELITY VIP          FIDELITY VIP
                                    EQUITY-INCOME         FREEDOM 2010
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $             16,883  $             29,390
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........                16,883                29,390
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $             16,883  $             29,390
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                    FIDELITY VIP          FIDELITY VIP           FIDELITY VIP          FIDELITY VIP
                                    FREEDOM 2020          FREEDOM 2025           FREEDOM 2030          FREEDOM 2040
                                 INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  ---------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value..  $            567,520  $             448,266  $            181,828  $             159,009
   Due from Metropolitan Life
     Insurance Company........                    --                     --                    --                     --
                                --------------------  ---------------------  --------------------  ---------------------
        Total Assets..........               567,520                448,266               181,828                159,009
                                --------------------  ---------------------  --------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     --                    --                     --
                                --------------------  ---------------------  --------------------  ---------------------
        Total Liabilities.....                    --                     --                    --                     --
                                --------------------  ---------------------  --------------------  ---------------------

NET ASSETS....................  $            567,520  $             448,266  $            181,828  $             159,009
                                ====================  =====================  ====================  =====================

                                                          FIDELITY VIP                                  FIDELITY VIP
                                    FIDELITY VIP           GOVERNMENT            FIDELITY VIP            INVESTMENT
                                    FREEDOM 2050          MONEY MARKET            HIGH INCOME            GRADE BOND
                                 INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                --------------------  ---------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value..  $            107,059  $           3,825,639  $            368,584  $           1,241,561
   Due from Metropolitan Life
     Insurance Company........                    --                     --                    --                     --
                                --------------------  ---------------------  --------------------  ---------------------
        Total Assets..........               107,059              3,825,639               368,584              1,241,561
                                --------------------  ---------------------  --------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    10                     --                    --                     --
                                --------------------  ---------------------  --------------------  ---------------------
        Total Liabilities.....                    10                     --                    --                     --
                                --------------------  ---------------------  --------------------  ---------------------

NET ASSETS....................  $            107,049  $           3,825,639  $            368,584  $           1,241,561
                                ====================  =====================  ====================  =====================


                                                             FTVIPT
                                FIDELITY VIP MID CAP   FRANKLIN INCOME VIP
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $            256,383  $             56,031
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........               256,383                56,031
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $            256,383  $             56,031
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                       FTVIPT                FTVIPT                                      FTVIPT
                                   FRANKLIN MUTUAL       FRANKLIN MUTUAL      FTVIPT TEMPLETON      TEMPLETON GLOBAL
                                GLOBAL DISCOVERY VIP       SHARES VIP            FOREIGN VIP            BOND VIP
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $            559,179  $             96,301  $          5,762,444  $            624,673
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........               559,179                96,301             5,762,444               624,673
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $            559,179  $             96,301  $          5,762,444  $            624,673
                                ====================  ====================  ====================  ====================

                                                          GOLDMAN SACHS
                                    GOLDMAN SACHS       SMALL CAP EQUITY        INVESCO V.I.           INVESCO V.I.
                                    MID-CAP VALUE           INSIGHTS              COMSTOCK         INTERNATIONAL GROWTH
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value..  $             82,725  $             39,554  $            449,886  $             358,802
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                     --
                                --------------------  --------------------  --------------------  ---------------------
        Total Assets..........                82,725                39,554               449,886                358,802
                                --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     1                    --                     --
                                --------------------  --------------------  --------------------  ---------------------
        Total Liabilities.....                    --                     1                    --                     --
                                --------------------  --------------------  --------------------  ---------------------

NET ASSETS....................  $             82,725  $             39,553  $            449,886  $             358,802
                                ====================  ====================  ====================  =====================


                                     JANUS ASPEN           JANUS ASPEN
                                      BALANCED             ENTERPRISE
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $          1,073,389  $            452,619
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........             1,073,389               452,619
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $          1,073,389  $            452,619
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016




                                                                                                         MFS VIT
                                  JANUS ASPEN FORTY     JANUS ASPEN JANUS   JANUS ASPEN OVERSEAS      GLOBAL EQUITY
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $            505,032  $            271,199  $             43,050  $            218,575
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........               505,032               271,199                43,050               218,575
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $            505,032  $            271,199  $             43,050  $            218,575
                                ====================  ====================  ====================  ====================


                                                                                                         MIST AB
                                       MFS VIT               MFS VIT             MFS VIT II          GLOBAL DYNAMIC
                                    NEW DISCOVERY             VALUE              HIGH YIELD            ALLOCATION
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $            206,405  $             20,045  $            151,111  $             61,910
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........               206,405                20,045               151,111                61,910
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $            206,405  $             20,045  $            151,111  $             61,910
                                ====================  ====================  ====================  ====================

                                        MIST
                                   ALLIANZ GLOBAL             MIST
                                  INVESTORS DYNAMIC      AMERICAN FUNDS
                                  MULTI-ASSET PLUS     BALANCED ALLOCATION
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $              4,786  $            990,764
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........                 4,786               990,764
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $              4,786  $            990,764
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                       MIST                 MIST                   MIST             MIST BLACKROCK
                                  AMERICAN FUNDS       AMERICAN FUNDS           AQR GLOBAL          GLOBAL TACTICAL
                                 GROWTH ALLOCATION   MODERATE ALLOCATION       RISK BALANCED          STRATEGIES
                                INVESTMENT DIVISION  INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         1,761,546  $          1,158,636  $            135,878  $            317,436
   Due from Metropolitan Life
     Insurance Company........                   --                    --                    --                    --
                                -------------------  --------------------  --------------------  --------------------
        Total Assets..........            1,761,546             1,158,636               135,878               317,436
                                -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   --                    --                    --                    --
                                -------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                   --                    --                    --                    --
                                -------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         1,761,546  $          1,158,636  $            135,878  $            317,436
                                ===================  ====================  ====================  ====================

                                                                                    MIST              MIST INVESCO
                                    MIST CLARION        MIST CLEARBRIDGE       HARRIS OAKMARK         BALANCED-RISK
                                 GLOBAL REAL ESTATE     AGGRESSIVE GROWTH       INTERNATIONAL          ALLOCATION
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         27,646,709  $         40,986,926  $         39,465,104  $            45,859
   Due from Metropolitan Life
     Insurance Company........                     1                    16                     2                   --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            27,646,710            40,986,942            39,465,106               45,859
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                   --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                   --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         27,646,710  $         40,986,942  $         39,465,106  $            45,859
                                ====================  ====================  ====================  ====================


                                    MIST INVESCO          MIST INVESCO
                                    MID CAP VALUE       SMALL CAP GROWTH
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $        88,992,780   $         6,722,590
   Due from Metropolitan Life
     Insurance Company........                   --                     1
                                --------------------  --------------------
        Total Assets..........           88,992,780             6,722,591
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   38                    --
                                --------------------  --------------------
        Total Liabilities.....                   38                    --
                                --------------------  --------------------

NET ASSETS....................  $        88,992,742   $         6,722,591
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                   MIST JPMORGAN                                  MIST           MIST MET/ABERDEEN
                                   GLOBAL ACTIVE        MIST JPMORGAN         LOOMIS SAYLES          EMERGING
                                    ALLOCATION         SMALL CAP VALUE       GLOBAL MARKETS       MARKETS EQUITY
                                INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $           203,391  $           409,299  $           371,582   $           652,237
   Due from Metropolitan Life
     Insurance Company........                   --                   --                   --                    --
                                -------------------  -------------------  --------------------  -------------------
        Total Assets..........              203,391              409,299              371,582               652,237
                                -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   --                   --                   --                    --
                                -------------------  -------------------  --------------------  -------------------
        Total Liabilities.....                   --                   --                   --                    --
                                -------------------  -------------------  --------------------  -------------------

NET ASSETS....................  $           203,391  $           409,299  $           371,582   $           652,237
                                ===================  ===================  ====================  ===================


                                 MIST MET/TEMPLETON    MIST MET/WELLINGTON      MIST METLIFE          MIST METLIFE
                                 INTERNATIONAL BOND    LARGE CAP RESEARCH   ASSET ALLOCATION 100      BALANCED PLUS
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $            218,676  $        409,625,038  $         21,704,625  $            316,959
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........               218,676           409,625,038            21,704,625               316,959
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     5                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                     5                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $            218,676  $        409,625,033  $         21,704,625  $            316,959
                                ====================  ====================  ====================  ====================

                                    MIST METLIFE
                                     MULTI-INDEX          MIST METLIFE
                                    TARGETED RISK        SMALL CAP VALUE
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $            168,352  $            774,395
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........               168,352               774,395
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $            168,352  $            774,395
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                             MIST                  MIST                 MIST
                                  MIST MFS RESEARCH     MORGAN STANLEY          OPPENHEIMER        PANAGORA GLOBAL
                                    INTERNATIONAL       MID CAP GROWTH         GLOBAL EQUITY      DIVERSIFIED RISK
                                 INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $         17,206,099  $       186,034,462  $         46,257,713  $                15
   Due from Metropolitan Life
     Insurance Company........                     1                   60                     6                   --
                                --------------------  -------------------  --------------------  -------------------
       Total Assets...........            17,206,100          186,034,522            46,257,719                   15
                                --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                   --                    --                   --
                                --------------------  -------------------  --------------------  -------------------
       Total Liabilities......                    --                   --                    --                   --
                                --------------------  -------------------  --------------------  -------------------

NET ASSETS....................  $         17,206,100  $       186,034,522  $         46,257,719  $                15
                                ====================  ===================  ====================  ===================

                                       MIST
                                  PIMCO INFLATION         MIST PIMCO          MIST PYRAMIS         MIST SCHRODERS
                                  PROTECTED BOND         TOTAL RETURN         MANAGED RISK       GLOBAL MULTI-ASSET
                                INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION
                                -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..  $        10,359,389  $         42,840,891  $             8,438  $             52,316
   Due from Metropolitan Life
     Insurance Company........                   --                     1                   --                    --
                                -------------------  --------------------  -------------------  --------------------
       Total Assets...........           10,359,389            42,840,892                8,438                52,316
                                -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   --                    --                   --                    --
                                -------------------  --------------------  -------------------  --------------------
       Total Liabilities......                   --                    --                   --                    --
                                -------------------  --------------------  -------------------  --------------------

NET ASSETS....................  $        10,359,389  $         42,840,892  $             8,438  $             52,316
                                ===================  ====================  ===================  ====================


                                  MIST SSGA GROWTH          MIST SSGA
                                   AND INCOME ETF          GROWTH ETF
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $         8,122,289   $          7,142,017
   Due from Metropolitan Life
     Insurance Company........                   --                     --
                                --------------------  --------------------
       Total Assets...........            8,122,289              7,142,017
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   --                     --
                                --------------------  --------------------
       Total Liabilities......                   --                     --
                                --------------------  --------------------

NET ASSETS....................  $         8,122,289   $          7,142,017
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                MIST T. ROWE PRICE   MIST T. ROWE PRICE    MSF BAILLIE GIFFORD      MSF BARCLAYS
                                  LARGE CAP VALUE      MID CAP GROWTH      INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         2,327,000  $        34,743,933  $        38,958,128    $       127,387,337
   Due from Metropolitan Life
     Insurance Company........                   --                   --                    2                      2
                                -------------------  -------------------  --------------------  --------------------
        Total Assets..........            2,327,000           34,743,933           38,958,130            127,387,339
                                -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   --                   --                   --                     --
                                -------------------  -------------------  --------------------  --------------------
        Total Liabilities.....                   --                   --                   --                     --
                                -------------------  -------------------  --------------------  --------------------

NET ASSETS....................  $         2,327,000  $        34,743,933  $        38,958,130    $       127,387,339
                                ===================  ===================  ====================  ====================

                                                                                                      MSF BLACKROCK
                                    MSF BLACKROCK         MSF BLACKROCK         MSF BLACKROCK          ULTRA-SHORT
                                     BOND INCOME      CAPITAL APPRECIATION     LARGE CAP VALUE          TERM BOND
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         77,277,402  $          9,502,695  $         21,009,123  $         22,657,241
   Due from Metropolitan Life
     Insurance Company........                     1                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            77,277,403             9,502,695            21,009,123            22,657,241
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                     1
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                     1
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         77,277,403  $          9,502,695  $         21,009,123  $         22,657,240
                                ====================  ====================  ====================  ====================


                                    MSF FRONTIER          MSF JENNISON
                                   MID CAP GROWTH            GROWTH
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $        225,309,928  $         22,968,241
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........           225,309,928            22,968,241
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    20                     1
                                --------------------  --------------------
        Total Liabilities.....                    20                     1
                                --------------------  --------------------

NET ASSETS....................  $        225,309,908  $         22,968,240
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                  MSF LOOMIS SAYLES     MSF LOOMIS SAYLES       MSF MET/ARTISAN     MSF MET/WELLINGTON
                                   SMALL CAP CORE       SMALL CAP GROWTH         MID CAP VALUE           BALANCED
                                 INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         25,854,977  $          11,122,714  $         62,142,341  $        299,463,080
   Due from Metropolitan Life
     Insurance Company........                    47                      6                    57                     1
                                --------------------  ---------------------  --------------------  --------------------
        Total Assets..........            25,855,024             11,122,720            62,142,398           299,463,081
                                --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     --                    --                    --
                                --------------------  ---------------------  --------------------  --------------------
        Total Liabilities.....                    --                     --                    --                    --
                                --------------------  ---------------------  --------------------  --------------------

NET ASSETS....................  $         25,855,024  $          11,122,720  $         62,142,398  $        299,463,081
                                ====================  =====================  ====================  ====================

                                 MSF MET/WELLINGTON
                                     CORE EQUITY           MSF METLIFE          MSF METLIFE            MSF METLIFE
                                    OPPORTUNITIES      ASSET ALLOCATION 20  ASSET ALLOCATION 40    ASSET ALLOCATION 60
                                 INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION    INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         73,520,029  $          5,067,129  $         10,372,997  $         52,559,819
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            73,520,029             5,067,129            10,372,997            52,559,819
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     1                    --                    --                     1
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     1                    --                    --                     1
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         73,520,028  $          5,067,129  $         10,372,997  $         52,559,818
                                ====================  ====================  ====================  ====================


                                     MSF METLIFE            MSF METLIFE
                                 ASSET ALLOCATION 80    MID CAP STOCK INDEX
                                 INVESTMENT DIVISION    INVESTMENT DIVISION
                                --------------------  ---------------------
ASSETS:
   Investments at fair value..  $         96,200,971  $          95,179,139
   Due from Metropolitan Life
     Insurance Company........                    --                      6
                                --------------------  ---------------------
        Total Assets..........            96,200,971             95,179,145
                                --------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     2                     --
                                --------------------  ---------------------
        Total Liabilities.....                     2                     --
                                --------------------  ---------------------

NET ASSETS....................  $         96,200,969  $          95,179,145
                                ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016




                                     MSF METLIFE             MSF MFS                                   MSF MSCI
                                     STOCK INDEX          TOTAL RETURN         MSF MFS VALUE          EAFE INDEX
                                 INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..  $      1,023,023,670  $        10,408,921   $        88,412,118  $         76,450,326
   Due from Metropolitan Life
     Insurance Company........                    --                   --                    --                    --
                                --------------------  --------------------  -------------------  --------------------
        Total Assets..........         1,023,023,670           10,408,921            88,412,118            76,450,326
                                --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     1                   --                     1                     3
                                --------------------  --------------------  -------------------  --------------------
        Total Liabilities.....                     1                   --                     1                     3
                                --------------------  --------------------  -------------------  --------------------

NET ASSETS....................  $      1,023,023,669  $        10,408,921   $        88,412,117  $         76,450,323
                                ====================  ====================  ===================  ====================



                                   MSF NEUBERGER      MSF RUSSELL 2000      MSF T. ROWE PRICE     MSF T. ROWE PRICE
                                  BERMAN GENESIS            INDEX           LARGE CAP GROWTH      SMALL CAP GROWTH
                                INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $       112,504,180  $        78,678,966  $         84,300,671  $        112,461,755
   Due from Metropolitan Life
     Insurance Company........                    2                   --                     3                    --
                                -------------------  -------------------  --------------------  --------------------
        Total Assets..........          112,504,182           78,678,966            84,300,674           112,461,755
                                -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   --                    2                    --                    22
                                -------------------  -------------------  --------------------  --------------------
        Total Liabilities.....                   --                    2                    --                    22
                                -------------------  -------------------  --------------------  --------------------

NET ASSETS....................  $       112,504,182  $        78,678,964  $         84,300,674  $        112,461,733
                                ===================  ===================  ====================  ====================

                                                           MSF WESTERN
                                     MSF VAN ECK        ASSET MANAGEMENT
                                   GLOBAL NATURAL        STRATEGIC BOND
                                      RESOURCES           OPPORTUNITIES
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $           259,264   $        52,921,770
   Due from Metropolitan Life
     Insurance Company........                   --                     6
                                --------------------  --------------------
        Total Assets..........              259,264            52,921,776
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   --                    --
                                --------------------  --------------------
        Total Liabilities.....                   --                    --
                                --------------------  --------------------

NET ASSETS....................  $           259,264   $        52,921,776
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                     MSF WESTERN           OPPENHEIMER                                  PIMCO VIT
                                  ASSET MANAGEMENT       VA MAIN STREET           PIMCO VIT        COMMODITYREALRETURN
                                   U.S. GOVERNMENT          SMALL CAP             ALL ASSET             STRATEGY
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         15,656,153  $              5,825  $           126,203    $             9,928
   Due from Metropolitan Life
     Insurance Company........                    --                    --                   --                     --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            15,656,153                 5,825              126,203                  9,928
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     6                    --                   --                     --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     6                    --                   --                     --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         15,656,147  $              5,825  $           126,203    $             9,928
                                ====================  ====================  ====================  ====================


                                      PIMCO VIT           PIONEER VCT           PUTNAM VT
                                    LOW DURATION         MID CAP VALUE     INTERNATIONAL VALUE     ROYCE MICRO-CAP
                                 INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..  $            873,923  $            55,933  $             4,261  $             10,583
   Due from Metropolitan Life
     Insurance Company........                    --                   --                   --                    --
                                --------------------  -------------------  -------------------  --------------------
        Total Assets..........               873,923               55,933                4,261                10,583
                                --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                 1,341                   --                   --                    --
                                --------------------  -------------------  -------------------  --------------------
        Total Liabilities.....                 1,341                   --                   --                    --
                                --------------------  -------------------  -------------------  --------------------

NET ASSETS....................  $            872,582  $            55,933  $             4,261  $             10,583
                                ====================  ===================  ===================  ====================


                                                          UIF EMERGING
                                   ROYCE SMALL-CAP        MARKETS DEBT
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $             68,550  $          1,256,825
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........                68,550             1,256,825
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $             68,550  $          1,256,825
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016


                                                                                                                    UIF EMERGING
                                                                                                                   MARKETS EQUITY
                                                                                                                 INVESTMENT DIVISION
                                                                                                                --------------------
ASSETS:
   Investments at fair value.................................................................................   $          3,160,892
   Due from Metropolitan Life
     Insurance Company.......................................................................................                     --
                                                                                                                --------------------
        Total Assets.........................................................................................              3,160,892
                                                                                                                --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.......................................................................................                     --
                                                                                                                --------------------
        Total Liabilities....................................................................................                     --
                                                                                                                --------------------

NET ASSETS...................................................................................................   $          3,160,892
                                                                                                                ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                   AB GLOBAL THEMATIC GROWTH
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                      2016                   2015                    2014
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                  --   $                 --
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                      --
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................                     --                     --                      --
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                     --                      --
      Realized gains (losses) on sale of investments.......                    877                  4,879                   1,302
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................                    877                  4,879                   1,302
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                (1,193)                (2,756)                   2,635
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  (316)                  2,123                   3,937
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               (316)   $              2,123    $              3,937
                                                             =====================   ====================    ====================


                                                                                     AB INTERMEDIATE BOND
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                    2014
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              2,736    $              2,061   $               1,921
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................                 2,736                   2,061                   1,921
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 1,264                   1,833                     810
      Realized gains (losses) on sale of investments.......                 (186)                   (171)                   (121)
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................                 1,078                   1,662                     689
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...                    49                 (3,852)                     952
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 1,127                 (2,190)                   1,641
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              3,863    $              (129)   $               3,562
                                                             ====================    ====================   =====================


                                                                           AMERICAN CENTURY VP CAPITAL APPRECIATION
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                 2014 (a)
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --    $                 --   $                  --
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     4                      23                      --
      Realized gains (losses) on sale of investments.......                   (1)                      33                      12
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................                     3                      56                      12
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...                  (60)                    (38)                      42
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  (57)                      18                      54
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               (57)    $                 18   $                  54
                                                             ====================    ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                      AMERICAN FUNDS BOND
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                   2014
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $            110,564    $            104,107   $             115,025
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 9,571                   8,549                   8,401
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................               100,993                  95,558                 106,624
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                23,172                 116,557                   2,120
      Realized gains (losses) on sale of investments.......                 1,509                 (3,532)                   4,807
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................                24,681                 113,025                   6,927
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...                45,632               (201,734)                 172,487
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                70,313                (88,709)                 179,414
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            171,306    $              6,849   $             286,038
                                                             ====================    ====================   =====================


                                                                          AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                      2016                   2015                    2014
                                                             ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             159,045   $                 --   $              88,263
                                                             ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 77,911                 91,602                  95,114
                                                             ---------------------   --------------------   ---------------------
           Net investment income (loss)....................                 81,134               (91,602)                 (6,851)
                                                             ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             11,923,223              5,579,846                 320,860
      Realized gains (losses) on sale of investments.......               (19,783)              1,343,378               1,028,540
                                                             ---------------------   --------------------   ---------------------
           Net realized gains (losses).....................             11,903,440              6,923,224               1,349,400
                                                             ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...           (10,777,574)            (6,348,033)                  96,482
                                                             ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              1,125,866                575,191               1,445,882
                                                             ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           1,207,000   $            483,589   $           1,439,031
                                                             =====================   ====================   =====================


                                                                                     AMERICAN FUNDS GROWTH
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                    2015                   2014
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,259,429    $          1,004,590   $          1,286,837
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               147,194                 155,259                152,282
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................             1,112,235                 849,331              1,134,555
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            14,591,335              34,618,471              7,869,597
      Realized gains (losses) on sale of investments.......             1,564,440               3,175,509              3,654,149
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................            16,155,775              37,793,980             11,523,746
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (2,560,394)            (27,669,113)                413,436
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            13,595,381              10,124,867             11,937,182
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         14,707,616    $         10,974,198   $         13,071,737
                                                             ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                AMERICAN FUNDS GROWTH-INCOME
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                    2014
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,500,084   $          1,369,670    $          1,339,033
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................               100,558                103,704                 103,335
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................             1,399,526              1,265,966               1,235,698
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            11,252,001             15,356,438               5,003,511
      Realized gains (losses) on sale of investments.......               993,174              1,779,863               2,212,712
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................            12,245,175             17,136,301               7,216,223
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...           (2,551,087)           (16,929,014)               1,935,227
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             9,694,088                207,287               9,151,450
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         11,093,614   $          1,473,253    $         10,387,148
                                                             ====================   ====================    ====================


                                                                                AMERICAN FUNDS INTERNATIONAL
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                    2014
                                                             --------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              4,799   $              7,125   $               9,668
                                                             --------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------   ---------------------
           Net investment income (loss)....................                 4,799                  7,125                   9,668
                                                             --------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                28,955                 32,754                      --
      Realized gains (losses) on sale of investments.......               (7,617)                 20,582                   3,059
                                                             --------------------   --------------------   ---------------------
           Net realized gains (losses).....................                21,338                 53,336                   3,059
                                                             --------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (18,823)               (72,634)                (30,549)
                                                             --------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 2,515               (19,298)                (27,490)
                                                             --------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              7,314   $           (12,173)   $            (17,822)
                                                             ====================   ====================   =====================


                                                                     AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                    2014
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                737   $                712    $                520
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                   737                    712                     520
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 1,010                    404                      --
      Realized gains (losses) on sale of investments.......                  (42)                    (3)                    (30)
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................                   968                    401                    (30)
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...               (1,163)                  (350)                   1,820
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 (195)                     51                   1,790
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $                542   $                763    $              2,310
                                                             ====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                 DREYFUS VIF INTERNATIONAL VALUE
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2016                    2015                     2014
                                                             ---------------------   ----------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               3,283   $                4,421   $               3,201
                                                             ---------------------   ----------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                      --
                                                             ---------------------   ----------------------   ---------------------
           Net investment income (loss)....................                  3,283                    4,421                   3,201
                                                             ---------------------   ----------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                       --                      --
      Realized gains (losses) on sale of investments.......                (5,322)                    (390)                   (210)
                                                             ---------------------   ----------------------   ---------------------
           Net realized gains (losses).....................                (5,322)                    (390)                   (210)
                                                             ---------------------   ----------------------   ---------------------
      Change in unrealized gains (losses) on investments...                (2,271)                 (10,460)                (26,366)
                                                             ---------------------   ----------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                (7,593)                 (10,850)                (26,576)
                                                             ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             (4,310)   $              (6,429)   $            (23,375)
                                                             =====================   ======================   =====================


                                                                               FIDELITY VIP ASSET MANAGER: GROWTH
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2016                    2015                     2014
                                                             ---------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              23,502    $              20,958   $              20,809
                                                             ---------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                      --
                                                             ---------------------    ---------------------   ---------------------
           Net investment income (loss)....................                 23,502                   20,958                  20,809
                                                             ---------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 25,657                    1,145                   1,627
      Realized gains (losses) on sale of investments.......                 35,213                  127,820                  33,797
                                                             ---------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                 60,870                  128,965                  35,424
                                                             ---------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (48,668)                (145,469)                  59,690
                                                             ---------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 12,202                 (16,504)                  95,114
                                                             ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              35,704    $               4,454   $             115,923
                                                             =====================    =====================   =====================


                                                                                     FIDELITY VIP CONTRAFUND
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2016                     2015                    2014
                                                             ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              18,813   $              25,926    $              24,338
                                                             ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                       --
                                                             ---------------------   ---------------------    ---------------------
           Net investment income (loss)....................                 18,813                  25,926                   24,338
                                                             ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                215,517                 265,481                   56,967
      Realized gains (losses) on sale of investments.......                 49,752                 107,564                   61,174
                                                             ---------------------   ---------------------    ---------------------
           Net realized gains (losses).....................                265,269                 373,045                  118,141
                                                             ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments...               (89,763)               (372,526)                  174,211
                                                             ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                175,506                     519                  292,352
                                                             ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             194,319   $              26,445    $             316,690
                                                             =====================   =====================    =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                  FIDELITY VIP EQUITY-INCOME
                                                                                      INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2016                    2015                     2014
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 351   $                 426   $                 687
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                    351                     426                     687
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    873                   2,231                     338
      Realized gains (losses) on sale of investments.......                   (15)                     275                     718
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                    858                   2,506                   1,056
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                  1,277                 (3,341)                      37
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  2,135                   (835)                   1,093
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               2,486   $               (409)   $               1,780
                                                             =====================   =====================   =====================


                                                                                    FIDELITY VIP FREEDOM 2010
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2016                    2015                     2014
                                                             ---------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 439    $                 361   $                 775
                                                             ---------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                      29
                                                             ---------------------    ---------------------   ---------------------
           Net investment income (loss)....................                    439                      361                     746
                                                             ---------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    455                       65                     738
      Realized gains (losses) on sale of investments.......                   (28)                    5,610                   2,715
                                                             ---------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                    427                    5,675                   3,453
                                                             ---------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                    369                  (5,470)                 (2,030)
                                                             ---------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                    796                      205                   1,423
                                                             ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               1,235    $                 566   $               2,169
                                                             =====================    =====================   =====================


                                                                                    FIDELITY VIP FREEDOM 2020
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2016                    2015                     2014
                                                             ---------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               8,579    $              10,060   $              16,277
                                                             ---------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                     108
                                                             ---------------------    ---------------------   ---------------------
           Net investment income (loss)....................                  8,579                   10,060                  16,169
                                                             ---------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 16,688                    2,356                  17,423
      Realized gains (losses) on sale of investments.......                  2,623                  166,915                  21,410
                                                             ---------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                 19,311                  169,271                  38,833
                                                             ---------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                  4,403                (177,998)                 (8,502)
                                                             ---------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 23,714                  (8,727)                  30,331
                                                             ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              32,293    $               1,333   $              46,500
                                                             =====================    =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                   FIDELITY VIP FREEDOM 2025
                                                                                      INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2016                    2015                     2014
                                                             --------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              6,677    $               8,151   $                 613
                                                             --------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                       --                      --
                                                             --------------------    ---------------------   ---------------------
           Net investment income (loss)....................                 6,677                    8,151                     613
                                                             --------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                13,619                    2,389                     771
      Realized gains (losses) on sale of investments.......                 (312)                      231                     464
                                                             --------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                13,307                    2,620                   1,235
                                                             --------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                 6,315                 (13,249)                      73
                                                             --------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                19,622                 (10,629)                   1,308
                                                             --------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             26,299    $             (2,478)   $               1,921
                                                             ====================    =====================   =====================


                                                                                    FIDELITY VIP FREEDOM 2030
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2016                    2015                    2014
                                                             ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               2,599   $               2,154    $               1,233
                                                             ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                       38
                                                             ---------------------   ---------------------    ---------------------
           Net investment income (loss)....................                  2,599                   2,154                    1,195
                                                             ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  4,822                     611                    1,344
      Realized gains (losses) on sale of investments.......                (1,669)                   1,142                   11,989
                                                             ---------------------   ---------------------    ---------------------
           Net realized gains (losses).....................                  3,153                   1,753                   13,333
                                                             ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments...                  4,716                 (4,989)                 (10,096)
                                                             ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  7,869                 (3,236)                    3,237
                                                             ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              10,468   $             (1,082)    $               4,432
                                                             =====================   =====================    =====================


                                                                                    FIDELITY VIP FREEDOM 2040
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2016                    2015                    2014
                                                             ---------------------    --------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               2,084    $              1,492    $                 775
                                                             ---------------------    --------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                        8
                                                             ---------------------    --------------------    ---------------------
           Net investment income (loss)....................                  2,084                   1,492                      767
                                                             ---------------------    --------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  3,682                     541                      487
      Realized gains (losses) on sale of investments.......                  (877)                     263                      749
                                                             ---------------------    --------------------    ---------------------
           Net realized gains (losses).....................                  2,805                     804                    1,236
                                                             ---------------------    --------------------    ---------------------
      Change in unrealized gains (losses) on investments...                  5,080                 (3,345)                    (709)
                                                             ---------------------    --------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  7,885                 (2,541)                      527
                                                             ---------------------    --------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               9,969    $            (1,049)    $               1,294
                                                             =====================    ====================    =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014





                                                                                    FIDELITY VIP FREEDOM 2050
                                                                                       INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2016                    2015                    2014
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               1,500   $                 878   $                 369
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      14
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                  1,500                     878                     355
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  2,239                     308                     382
      Realized gains (losses) on sale of investments.......                  (570)                     535                   6,257
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                  1,669                     843                   6,639
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                  2,841                 (2,416)                 (5,093)
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  4,510                 (1,573)                   1,546
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               6,010   $               (695)   $               1,901
                                                             =====================   =====================   =====================


                                                                   FIDELITY
                                                                VIP GOVERNMENT
                                                                 MONEY MARKET
                                                              INVESTMENT DIVISION
                                                             ---------------------
                                                                   2016 (b)
                                                             ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               4,167
                                                             ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --
                                                             ---------------------
           Net investment income (loss)....................                  4,167
                                                             ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --
      Realized gains (losses) on sale of investments.......                     --
                                                             ---------------------
           Net realized gains (losses).....................                     --
                                                             ---------------------
      Change in unrealized gains (losses) on investments...                     --
                                                             ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                     --
                                                             ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               4,167
                                                             =====================




                                                                                   FIDELITY VIP HIGH INCOME
                                                                                      INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2016                    2015                    2014
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              18,971   $              14,336   $              10,183
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                 18,971                  14,336                  10,183
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                      --                      --
      Realized gains (losses) on sale of investments.......                  (443)                   (455)                     158
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                  (443)                   (455)                     158
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                 19,200                (20,979)                 (8,210)
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 18,757                (21,434)                 (8,052)
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              37,728   $             (7,098)   $               2,131
                                                             =====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                              FIDELITY VIP INVESTMENT GRADE BOND
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                    2014
                                                             ---------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              28,927   $              31,506   $             26,958
                                                             ---------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                     --
                                                             ---------------------   ---------------------   --------------------
           Net investment income (loss)....................                 28,927                  31,506                 26,958
                                                             ---------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    587                     993                    644
      Realized gains (losses) on sale of investments.......                (2,116)                   (839)               (16,379)
                                                             ---------------------   ---------------------   --------------------
           Net realized gains (losses).....................                (1,529)                     154               (15,735)
                                                             ---------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...                 27,988                (39,907)                 77,902
                                                             ---------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 26,459                (39,753)                 62,167
                                                             ---------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              55,386   $             (8,247)   $             89,125
                                                             =====================   =====================   ====================


                                                                                     FIDELITY VIP MID CAP
                                                                                      INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2016                   2015                    2014
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 766   $                 745   $                  48
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                    766                     745                      48
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 14,495                  30,638                   5,961
      Realized gains (losses) on sale of investments.......                  (682)                     648                   4,531
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                 13,813                  31,286                  10,492
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                  9,442                (36,156)                   4,318
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 23,255                 (4,870)                  14,810
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              24,021   $             (4,125)   $              14,858
                                                             =====================   =====================   =====================


                                                                                  FTVIPT FRANKLIN INCOME VIP
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                    2014
                                                             --------------------    --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $              2,059    $              1,086    $                385
                                                             --------------------    --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------    --------------------
           Net investment income (loss)....................                 2,059                   1,086                     385
                                                             --------------------    --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                      --
      Realized gains (losses) on sale of investments.......                 (110)                   (154)                    (51)
                                                             --------------------    --------------------    --------------------
           Net realized gains (losses).....................                 (110)                   (154)                    (51)
                                                             --------------------    --------------------    --------------------
      Change in unrealized gains (losses) on investments...                 3,968                 (2,439)                 (1,084)
                                                             --------------------    --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 3,858                 (2,593)                 (1,135)
                                                             --------------------    --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              5,917    $            (1,507)    $              (750)
                                                             ====================    ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                         FTVIPT FRANKLIN MUTUAL GLOBAL DISCOVERY VIP
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2016                   2015                   2014
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              8,262   $             13,670   $             10,690
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 8,262                 13,670                 10,690
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                39,176                 27,512                 33,082
      Realized gains (losses) on sale of investments.......               (2,198)                    194                 10,518
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                36,978                 27,706                 43,600
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                13,065               (58,851)               (24,521)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                50,043               (31,145)                 19,079
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             58,305   $           (17,475)   $             29,769
                                                             ====================   ====================   ====================


                                                                               FTVIPT FRANKLIN MUTUAL SHARES VIP
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                    2015                   2014
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,664    $              1,895   $                789
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................                 1,664                   1,895                    789
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 6,856                   4,180                    205
      Realized gains (losses) on sale of investments.......                 (444)                      33                    259
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................                 6,412                   4,213                    464
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 4,437                 (9,723)                  1,131
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                10,849                 (5,510)                  1,595
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             12,513    $            (3,615)   $              2,384
                                                             ====================    ====================   ====================


                                                                                 FTVIPT TEMPLETON FOREIGN VIP
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                    2015                   2014
                                                             ---------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             114,022   $            189,205   $             78,379
                                                             ---------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                     --
                                                             ---------------------   --------------------   --------------------
           Net investment income (loss)....................                114,022                189,205                 78,379
                                                             ---------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 89,391                177,426                     --
      Realized gains (losses) on sale of investments.......               (69,876)                  5,027                156,830
                                                             ---------------------   --------------------   --------------------
           Net realized gains (losses).....................                 19,515                182,453                156,830
                                                             ---------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                260,337              (703,728)              (709,096)
                                                             ---------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                279,852              (521,275)              (552,266)
                                                             ---------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             393,874   $          (332,070)   $          (473,887)
                                                             =====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                              FTVIPT TEMPLETON GLOBAL BOND VIP
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2016                   2015                   2014
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $             83,772   $             65,826
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                    --                 83,772                 65,826
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   449                  5,274                     --
      Realized gains (losses) on sale of investments.......               (4,156)               (97,965)                  (644)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................               (3,707)               (92,691)                  (644)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                24,908               (36,601)               (38,430)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                21,201              (129,292)               (39,074)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             21,201   $           (45,520)   $             26,752
                                                             ====================   ====================   ====================


                                                                                  GOLDMAN SACHS MID-CAP VALUE
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                    2015                   2014
                                                             ---------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $               1,071   $              1,118   $              2,932
                                                             ---------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                     --
                                                             ---------------------   --------------------   --------------------
           Net investment income (loss)....................                  1,071                  1,118                  2,932
                                                             ---------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     43                 20,122                 48,819
      Realized gains (losses) on sale of investments.......                (9,872)                    671                  7,493
                                                             ---------------------   --------------------   --------------------
           Net realized gains (losses).....................                (9,829)                 20,793                 56,312
                                                             ---------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 25,433               (48,920)               (21,021)
                                                             ---------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 15,604               (28,127)                 35,291
                                                             ---------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              16,675   $           (27,009)   $             38,223
                                                             =====================   ====================   ====================


                                                                            GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                      2016                   2015                   2014
                                                             ---------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 413   $                104   $                277
                                                             ---------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                     --
                                                             ---------------------   --------------------   --------------------
           Net investment income (loss)....................                    413                    104                    277
                                                             ---------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    986                  4,391                  5,208
      Realized gains (losses) on sale of investments.......                  (839)                    336                  1,707
                                                             ---------------------   --------------------   --------------------
           Net realized gains (losses).....................                    147                  4,727                  6,915
                                                             ---------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                  6,057                (5,505)                (4,589)
                                                             ---------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  6,204                  (778)                  2,326
                                                             ---------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               6,617   $              (674)   $              2,603
                                                             =====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                      INVESCO V.I. COMSTOCK
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2016                     2015                     2014
                                                             ---------------------   ----------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               4,913   $                5,695   $               3,587
                                                             ---------------------   ----------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                      --
                                                             ---------------------   ----------------------   ---------------------
            Net investment income (loss)...................                  4,913                    5,695                   3,587
                                                             ---------------------   ----------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 29,536                      941                      --
      Realized gains (losses) on sale of investments.......                  2,231                    3,469                   2,447
                                                             ---------------------   ----------------------   ---------------------
            Net realized gains (losses)....................                 31,767                    4,410                   2,447
                                                             ---------------------   ----------------------   ---------------------
      Change in unrealized gains (losses) on investments...                 25,839                 (32,126)                  22,523
                                                             ---------------------   ----------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 57,606                 (27,716)                  24,970
                                                             ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              62,519   $             (22,021)   $              28,557
                                                             =====================   ======================   =====================


                                                                                INVESCO V.I. INTERNATIONAL GROWTH
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2016                     2015                     2014
                                                             ---------------------   ----------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               4,874   $                5,017   $               5,421
                                                             ---------------------   ----------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                      --
                                                             ---------------------   ----------------------   ---------------------
            Net investment income (loss)...................                  4,874                    5,017                   5,421
                                                             ---------------------   ----------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                       --                      --
      Realized gains (losses) on sale of investments.......                    630                    2,637                   5,138
                                                             ---------------------   ----------------------   ---------------------
            Net realized gains (losses)....................                    630                    2,637                   5,138
                                                             ---------------------   ----------------------   ---------------------
      Change in unrealized gains (losses) on investments...                (8,246)                 (13,856)                (10,871)
                                                             ---------------------   ----------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                (7,616)                 (11,219)                 (5,733)
                                                             ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             (2,742)   $              (6,202)   $               (312)
                                                             =====================   ======================   =====================


                                                                                      JANUS ASPEN BALANCED
                                                                                       INVESTMENT DIVISION
                                                             -----------------------------------------------------------------------
                                                                     2016                     2015                     2014
                                                             ---------------------   ----------------------   ----------------------
INVESTMENT INCOME:
      Dividends............................................  $              20,153   $               15,263   $               16,228
                                                             ---------------------   ----------------------   ----------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                       --
                                                             ---------------------   ----------------------   ----------------------
            Net investment income (loss)...................                 20,153                   15,263                   16,228
                                                             ---------------------   ----------------------   ----------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 14,217                   35,506                   26,985
      Realized gains (losses) on sale of investments.......                  8,012                    5,452                   10,485
                                                             ---------------------   ----------------------   ----------------------
            Net realized gains (losses)....................                 22,229                   40,958                   37,470
                                                             ---------------------   ----------------------   ----------------------
      Change in unrealized gains (losses) on investments...                   (19)                 (51,128)                   30,740
                                                             ---------------------   ----------------------   ----------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 22,210                 (10,170)                   68,210
                                                             ---------------------   ----------------------   ----------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              42,363   $                5,093   $               84,438
                                                             =====================   ======================   ======================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                  JANUS ASPEN
                                                                  ENTERPRISE
                                                              INVESTMENT DIVISION
                                                             ---------------------
                                                                   2016 (c)
                                                             ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 107
                                                             ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --
                                                             ---------------------
           Net investment income (loss)....................                    107
                                                             ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 38,700
      Realized gains (losses) on sale of investments.......                  (534)
                                                             ---------------------
           Net realized gains (losses).....................                 38,166
                                                             ---------------------
      Change in unrealized gains (losses) on investments...                    289
                                                             ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 38,455
                                                             ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              38,562
                                                             =====================



                                                                                        JANUS ASPEN FORTY
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2016                    2015                    2014
                                                             ---------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                  --    $                  --   $                 252
                                                             ---------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                      --
                                                             ---------------------    ---------------------   ---------------------
           Net investment income (loss)....................                     --                       --                     252
                                                             ---------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 67,914                  121,081                 249,329
      Realized gains (losses) on sale of investments.......                (8,107)                    1,569                  62,849
                                                             ---------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                 59,807                  122,650                 312,178
                                                             ---------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (58,944)                 (57,429)               (248,123)
                                                             ---------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                    863                   65,221                  64,055
                                                             ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $                 863    $              65,221   $              64,307
                                                             =====================    =====================   =====================



                                                                                        JANUS ASPEN JANUS
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2016                    2015                    2014
                                                             ---------------------    --------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               1,500    $              2,968    $               1,630
                                                             ---------------------    --------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                       --
                                                             ---------------------    --------------------    ---------------------
           Net investment income (loss)....................                  1,500                   2,968                    1,630
                                                             ---------------------    --------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 17,243                  84,817                   31,621
      Realized gains (losses) on sale of investments.......                 45,098                  17,674                    9,477
                                                             ---------------------    --------------------    ---------------------
           Net realized gains (losses).....................                 62,341                 102,491                   41,098
                                                             ---------------------    --------------------    ---------------------
      Change in unrealized gains (losses) on investments...               (66,733)                (79,472)                   12,182
                                                             ---------------------    --------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                (4,392)                  23,019                   53,280
                                                             ---------------------    --------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             (2,892)    $             25,987    $              54,910
                                                             =====================    ====================    =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                     JANUS ASPEN OVERSEAS
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                   2014
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,672    $                225   $               1,960
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................                 1,672                     225                   1,960
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 1,129                   1,449                   6,620
      Realized gains (losses) on sale of investments.......               (7,649)                 (6,243)                 (4,308)
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................               (6,520)                 (4,794)                   2,312
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...                 1,900                     363                (10,605)
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (4,620)                 (4,431)                 (8,293)
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (2,948)    $            (4,206)   $             (6,333)
                                                             ====================    ====================   =====================


                                                                                     MFS VIT GLOBAL EQUITY
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                      2016                   2015                    2014
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $               1,326   $              1,587    $                974
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                      --
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................                  1,326                  1,587                     974
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  9,731                  6,506                   1,843
      Realized gains (losses) on sale of investments.......                    695                  2,452                   2,541
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................                 10,426                  8,958                   4,384
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                    736               (14,256)                   1,213
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 11,162                (5,298)                   5,597
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              12,488   $            (3,711)    $              6,571
                                                             =====================   ====================    ====================


                                                                                     MFS VIT NEW DISCOVERY
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                    2015                   2014
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --    $                 --   $                 --
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................                    --                      --                     --
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 9,401                   6,957                 45,559
      Realized gains (losses) on sale of investments.......                 (174)                     374                  1,237
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................                 9,227                   7,331                 46,796
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 7,467                (11,470)               (63,957)
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                16,694                 (4,139)               (17,161)
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             16,694    $            (4,139)   $           (17,161)
                                                             ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                         MFS VIT VALUE
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                      2016                   2015                    2014
                                                             ---------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 369   $                 439   $                285
                                                             ---------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                     --
                                                             ---------------------   ---------------------   --------------------
           Net investment income (loss)....................                    369                     439                    285
                                                             ---------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  1,629                   1,237                    670
      Realized gains (losses) on sale of investments.......                    619                     659                    571
                                                             ---------------------   ---------------------   --------------------
           Net realized gains (losses).....................                  2,248                   1,896                  1,241
                                                             ---------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...                   (76)                 (2,518)                    559
                                                             ---------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  2,172                   (622)                  1,800
                                                             ---------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               2,541   $               (183)   $              2,085
                                                             =====================   =====================   ====================


                                                                                     MFS VIT II HIGH YIELD
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                    2014
                                                             ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               9,347   $              9,868   $               8,003
                                                             ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                      --
                                                             ---------------------   --------------------   ---------------------
           Net investment income (loss)....................                  9,347                  9,868                   8,003
                                                             ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                     --                      --
      Realized gains (losses) on sale of investments.......                  (220)                   (99)                      25
                                                             ---------------------   --------------------   ---------------------
           Net realized gains (losses).....................                  (220)                   (99)                      25
                                                             ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...                  9,158               (16,013)                 (4,175)
                                                             ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  8,938               (16,112)                 (4,150)
                                                             ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              18,285   $            (6,244)   $               3,853
                                                             =====================   ====================   =====================


                                                                               MIST AB GLOBAL DYNAMIC ALLOCATION
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                    2014
                                                             ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 977   $              2,180   $                 860
                                                             ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                      --
                                                             ---------------------   --------------------   ---------------------
           Net investment income (loss)....................                    977                  2,180                     860
                                                             ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    630                  2,323                     856
      Realized gains (losses) on sale of investments.......                  (200)                  (101)                     135
                                                             ---------------------   --------------------   ---------------------
           Net realized gains (losses).....................                    430                  2,222                     991
                                                             ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...                    769                (4,443)                   1,384
                                                             ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  1,199                (2,221)                   2,375
                                                             ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               2,176   $               (41)   $               3,235
                                                             =====================   ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                    MIST ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                  2014 (a)
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                  2    $                 21   $                  --
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................                     2                      21                      --
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      19                       1
      Realized gains (losses) on sale of investments.......                  (12)                   (278)                      --
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................                  (12)                   (259)                       1
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...                    80                    (72)                       1
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                    68                   (331)                       2
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $                 70    $              (310)   $                   2
                                                             ====================    ====================   =====================


                                                                            MIST AMERICAN FUNDS BALANCED ALLOCATION
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                   2014
                                                             --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             18,208   $              15,506   $              13,034
                                                             --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------   ---------------------   ---------------------
           Net investment income (loss)....................                18,208                  15,506                  13,034
                                                             --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                77,498                  46,196                  78,760
      Realized gains (losses) on sale of investments.......                 (552)                   3,497                   6,182
                                                             --------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                76,946                  49,693                  84,942
                                                             --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (22,963)                (69,036)                (47,376)
                                                             --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                53,983                (19,343)                  37,566
                                                             --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             72,191   $             (3,837)   $              50,600
                                                             ====================   =====================   =====================


                                                                             MIST AMERICAN FUNDS GROWTH ALLOCATION
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                    2014
                                                             --------------------    --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $             26,959    $             24,524    $             20,605
                                                             --------------------    --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------    --------------------
           Net investment income (loss)....................                26,959                  24,524                  20,605
                                                             --------------------    --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               165,604                  95,418                 237,874
      Realized gains (losses) on sale of investments.......               (5,416)                  15,416                  24,970
                                                             --------------------    --------------------    --------------------
           Net realized gains (losses).....................               160,188                 110,834                 262,844
                                                             --------------------    --------------------    --------------------
      Change in unrealized gains (losses) on investments...              (37,021)               (141,365)               (180,168)
                                                             --------------------    --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               123,167                (30,531)                  82,676
                                                             --------------------    --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            150,126    $            (6,007)    $            103,281
                                                             ====================    ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                            MIST AMERICAN FUNDS MODERATE ALLOCATION
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                    2014
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $              23,999   $             17,019    $             15,920
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                      --
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................                 23,999                 17,019                  15,920
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 68,764                 40,376                  77,010
      Realized gains (losses) on sale of investments.......                (1,035)                 12,509                   5,925
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................                 67,729                 52,885                  82,935
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...               (16,232)               (73,320)                (41,113)
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 51,497               (20,435)                  41,822
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              75,496   $            (3,416)    $             57,742
                                                             =====================   ====================    ====================


                                                                                 MIST AQR GLOBAL RISK BALANCED
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                    2015                   2014
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $               7,434   $                 --
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................                    --                   7,434                     --
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                  13,315                    786
      Realized gains (losses) on sale of investments.......               (7,843)                 (2,519)                  (660)
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................               (7,843)                  10,796                    126
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...                18,548                (30,868)                  5,443
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                10,705                (20,072)                  5,569
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             10,705   $            (12,638)   $              5,569
                                                             ====================   =====================   ====================


                                                                          MIST BLACKROCK GLOBAL TACTICAL STRATEGIES
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                    2014
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              4,216   $               3,577   $              1,792
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................                 4,216                   3,577                  1,792
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                23,769                   9,296                  8,451
      Realized gains (losses) on sale of investments.......                 (756)                      49                    363
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................                23,013                   9,345                  8,814
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...              (13,208)                (14,933)                (1,686)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 9,805                 (5,588)                  7,128
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             14,021   $             (2,011)   $              8,920
                                                             ====================   =====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                               MIST CLARION GLOBAL REAL ESTATE
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                    2014
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            679,349   $           1,234,670   $            513,864
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                29,090                  31,928                 33,399
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................               650,259               1,202,742                480,465
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                     --
      Realized gains (losses) on sale of investments.......                31,945                  48,531                314,419
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................                31,945                  48,531                314,419
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...             (362,033)             (1,654,271)              3,062,383
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             (330,088)             (1,605,740)              3,376,802
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            320,171   $           (402,998)   $          3,857,267
                                                             ====================   =====================   ====================


                                                                              MIST CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                    2014
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $             270,534   $            198,717    $             72,926
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                 36,607                 45,621                  36,095
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................                233,927                153,096                  36,831
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                     --                      --
      Realized gains (losses) on sale of investments.......                970,623              1,820,551                 867,002
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................                970,623              1,820,551                 867,002
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...              (103,509)            (3,670,688)               5,750,935
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                867,114            (1,850,137)               6,617,937
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           1,101,041   $        (1,697,041)    $          6,654,768
                                                             =====================   ====================    ====================


                                                                               MIST HARRIS OAKMARK INTERNATIONAL
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                    2014
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $             861,973   $          1,358,813    $          1,105,911
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                 49,021                 57,999                  62,335
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................                812,952              1,300,814               1,043,576
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              2,415,203              3,880,482               4,067,270
      Realized gains (losses) on sale of investments.......              (640,681)                 49,542               1,812,640
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................              1,774,522              3,930,024               5,879,910
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                446,527            (6,964,997)             (9,320,626)
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              2,221,049            (3,034,973)             (3,440,716)
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           3,034,001   $        (1,734,159)    $        (2,397,140)
                                                             =====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                             MIST INVESCO BALANCED-RISK ALLOCATION
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                    2015                   2014
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 63   $               1,200   $                 --
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................                    63                   1,200                     --
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                   3,078                  1,200
      Realized gains (losses) on sale of investments.......                 (528)                 (1,351)                     65
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................                 (528)                   1,727                  1,265
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...                 4,887                 (4,753)                    178
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 4,359                 (3,026)                  1,443
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              4,422   $             (1,826)   $              1,443
                                                             ====================   =====================   ====================


                                                                                  MIST INVESCO MID CAP VALUE
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                      2016                   2015                    2014
                                                             ---------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             727,789   $             652,691   $            652,762
                                                             ---------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 77,755                  88,957                 90,624
                                                             ---------------------   ---------------------   --------------------
           Net investment income (loss)....................                650,034                 563,734                562,138
                                                             ---------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              3,889,123               4,446,457             16,068,302
      Realized gains (losses) on sale of investments.......                 11,246                 732,310              1,049,905
                                                             ---------------------   ---------------------   --------------------
           Net realized gains (losses).....................              3,900,369               5,178,767             17,118,207
                                                             ---------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...              7,673,646            (13,696,346)            (8,899,738)
                                                             ---------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             11,574,015             (8,517,579)              8,218,469
                                                             ---------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          12,224,049   $         (7,953,845)   $          8,780,607
                                                             =====================   =====================   ====================


                                                                                MIST INVESCO SMALL CAP GROWTH
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                    2014
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $               9,561   $                 --
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 8,076                   9,074                  8,994
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................               (8,076)                     487                (8,994)
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             1,137,318               1,773,695                783,328
      Realized gains (losses) on sale of investments.......             (110,635)                   1,804                187,042
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................             1,026,683               1,775,499                970,370
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...             (318,719)             (1,866,286)              (438,103)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               707,964                (90,787)                532,267
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            699,888   $            (90,300)   $            523,273
                                                             ====================   =====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                           MIST JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                    2014
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $              3,855   $              5,107    $              1,679
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                 3,855                  5,107                   1,679
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 3,091                  8,853                   4,582
      Realized gains (losses) on sale of investments.......                 (510)                  (120)                     660
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................                 2,581                  8,733                   5,242
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...               (1,187)               (12,813)                   2,680
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 1,394                (4,080)                   7,922
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              5,249   $              1,027    $              9,601
                                                             ====================   ====================    ====================


                                                                                MIST JPMORGAN SMALL CAP VALUE
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                    2014
                                                             --------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              6,286   $              4,196   $               2,563
                                                             --------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------   ---------------------
           Net investment income (loss)....................                 6,286                  4,196                   2,563
                                                             --------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                22,605                 26,694                  28,052
      Realized gains (losses) on sale of investments.......                 2,029                  (765)                   2,277
                                                             --------------------   --------------------   ---------------------
           Net realized gains (losses).....................                24,634                 25,929                  30,329
                                                             --------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...                79,671               (52,802)                (18,929)
                                                             --------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               104,305               (26,873)                  11,400
                                                             --------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            110,591   $           (22,677)   $              13,963
                                                             ====================   ====================   =====================


                                                                              MIST LOOMIS SAYLES GLOBAL MARKETS
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                    2014
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $              6,758   $              7,875    $              9,637
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                 6,758                  7,875                   9,637
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                11,125                     --                      --
      Realized gains (losses) on sale of investments.......                 1,573                 18,423                   4,771
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................                12,698                 18,423                   4,771
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...               (1,350)               (13,993)                   1,137
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                11,348                  4,430                   5,908
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             18,106   $             12,305    $             15,545
                                                             ====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                          MIST MET/ABERDEEN EMERGING MARKETS EQUITY
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2016                   2015                   2014
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              6,049   $             10,228   $              2,914
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 6,049                 10,228                  2,914
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......              (30,698)                (4,559)                (2,174)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................              (30,698)                (4,559)                (2,174)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                89,323               (82,085)               (31,587)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                58,625               (86,644)               (33,761)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             64,674   $           (76,416)   $           (30,847)
                                                             ====================   ====================   ====================


                                                                            MIST MET/TEMPLETON INTERNATIONAL BOND
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                    2014
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $             16,491    $              6,729
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                    --                 16,491                   6,729
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   486                    355                      --
      Realized gains (losses) on sale of investments.......               (2,171)                (5,538)                       6
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................               (1,685)                (5,183)                       6
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                 4,976               (19,099)                 (3,576)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                 3,291               (24,282)                 (3,570)
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $              3,291   $            (7,791)    $              3,159
                                                             ====================   ====================    ====================


                                                                           MIST MET/WELLINGTON LARGE CAP RESEARCH
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2016                   2015                   2014
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          9,605,133   $          3,933,627   $          3,642,958
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................             2,007,407              2,110,795              2,017,025
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             7,597,726              1,822,832              1,625,933
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            26,127,082             29,529,907                     --
      Realized gains (losses) on sale of investments.......             4,953,703              6,791,139              5,779,958
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................            31,080,785             36,321,046              5,779,958
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (8,253,818)           (21,509,605)             41,616,595
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            22,826,967             14,811,441             47,396,553
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         30,424,693   $         16,634,273   $         49,022,486
                                                             ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                MIST METLIFE ASSET ALLOCATION 100
                                                                                       INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2016                    2015                    2014
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             523,833   $             322,952   $             181,683
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 14,780                  16,490                  16,174
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                509,053                 306,462                 165,509
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              2,664,123               1,572,075                      --
      Realized gains (losses) on sale of investments.......                102,098                 325,688                 437,534
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................              2,766,221               1,897,763                 437,534
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...            (1,391,486)             (2,617,113)                 404,377
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              1,374,735               (719,350)                 841,911
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           1,883,788   $           (412,888)   $           1,007,420
                                                             =====================   =====================   =====================


                                                                                  MIST METLIFE BALANCED PLUS
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                    2014
                                                             --------------------    --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $              7,951    $              4,773    $              2,715
                                                             --------------------    --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------    --------------------
           Net investment income (loss)....................                 7,951                   4,773                   2,715
                                                             --------------------    --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 3,078                  13,434                  12,036
      Realized gains (losses) on sale of investments.......                 (955)                 (2,885)                     220
                                                             --------------------    --------------------    --------------------
           Net realized gains (losses).....................                 2,123                  10,549                  12,256
                                                             --------------------    --------------------    --------------------
      Change in unrealized gains (losses) on investments...                12,397                (26,058)                   (517)
                                                             --------------------    --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                14,520                (15,509)                  11,739
                                                             --------------------    --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             22,471    $           (10,736)    $             14,454
                                                             ====================    ====================    ====================


                                                                            MIST METLIFE MULTI-INDEX TARGETED RISK
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                    2014
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,944    $              1,398   $                  --
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................                 1,944                   1,398                      --
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                   3,097                     172
      Realized gains (losses) on sale of investments.......                  (37)                   1,073                      90
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................                  (37)                   4,170                     262
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...                 4,590                 (7,672)                   4,343
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 4,553                 (3,502)                   4,605
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              6,497    $            (2,104)   $               4,605
                                                             ====================    ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                MIST METLIFE SMALL CAP VALUE
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                    2014
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $              8,421   $                800    $                366
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                 8,421                    800                     366
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                21,554                310,745                  38,852
      Realized gains (losses) on sale of investments.......              (31,090)                  1,317                  32,257
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................               (9,536)                312,062                  71,109
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...               191,373              (358,930)                (58,142)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               181,837               (46,868)                  12,967
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            190,258   $           (46,068)    $             13,333
                                                             ====================   ====================    ====================


                                                                                MIST MFS RESEARCH INTERNATIONAL
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                    2015                   2014
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            378,662    $            565,935   $            483,322
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                15,460                  17,693                 18,674
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................               363,202                 548,242                464,648
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                     --
      Realized gains (losses) on sale of investments.......             (113,918)                  34,366                144,798
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................             (113,918)                  34,366                144,798
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...             (396,420)               (864,226)            (2,026,000)
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             (510,338)               (829,860)            (1,881,202)
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          (147,136)    $          (281,618)   $        (1,416,554)
                                                             ====================    ====================   ====================


                                                                             MIST MORGAN STANLEY MID CAP GROWTH
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2016                   2015                   2014
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                 --   $            132,861
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               581,093                686,901                717,140
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             (581,093)              (686,901)              (584,279)
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......             3,185,085              4,836,759              5,665,992
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             3,185,085              4,836,759              5,665,992
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (20,525,720)           (15,427,415)            (2,867,790)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................          (17,340,635)           (10,590,656)              2,798,202
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $       (17,921,728)   $       (11,277,557)   $          2,213,923
                                                             ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                               MIST OPPENHEIMER GLOBAL EQUITY
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                   2014
                                                             --------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $            540,111   $            609,199   $             505,389
                                                             --------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................               112,319                104,779                  89,693
                                                             --------------------   --------------------   ---------------------
           Net investment income (loss)....................               427,792                504,420                 415,696
                                                             --------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             2,248,912              1,119,227               1,468,712
      Realized gains (losses) on sale of investments.......             1,062,963              1,459,506               1,473,679
                                                             --------------------   --------------------   ---------------------
           Net realized gains (losses).....................             3,311,875              2,578,733               2,942,391
                                                             --------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...           (3,785,262)            (1,183,054)             (2,309,701)
                                                             --------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             (473,387)              1,395,679                 632,690
                                                             --------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (45,595)   $          1,900,099   $           1,048,386
                                                             ====================   ====================   =====================


                                                                 MIST PANAGORA GLOBAL DIVERSIFIED RISK
                                                                          INVESTMENT DIVISION
                                                             --------------------------------------------
                                                                     2016                  2015 (d)
                                                             --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --    $                 50
                                                             --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --
                                                             --------------------    --------------------
           Net investment income (loss)....................                    --                      50
                                                             --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      65
      Realized gains (losses) on sale of investments.......                     1                   (360)
                                                             --------------------    --------------------
           Net realized gains (losses).....................                     1                   (295)
                                                             --------------------    --------------------
      Change in unrealized gains (losses) on investments...                   (1)                       1
                                                             --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                    --                   (294)
                                                             --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $                 --    $              (244)
                                                             ====================    ====================


                                                                              MIST PIMCO INFLATION PROTECTED BOND
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                    2015                   2014
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $             559,967   $            213,452
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                17,989                  19,912                 21,738
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................              (17,989)                 540,055                191,714
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                     --
      Realized gains (losses) on sale of investments.......             (134,822)               (211,211)              (162,419)
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................             (134,822)               (211,211)              (162,419)
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...               652,775               (655,945)                319,472
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               517,953               (867,156)                157,053
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            499,964   $           (327,101)   $            348,767
                                                             ====================   =====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                   MIST PIMCO TOTAL RETURN
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2016                   2015                   2014
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,232,049   $          2,501,824   $          1,261,172
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                55,405                 58,540                 62,315
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             1,176,644              2,443,284              1,198,857
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                545,027                     --
      Realized gains (losses) on sale of investments.......             (107,899)               (40,218)                 36,542
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             (107,899)                504,809                 36,542
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               134,407            (2,854,535)                873,849
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                26,508            (2,349,726)                910,391
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          1,203,152   $             93,558   $          2,109,248
                                                             ====================   ====================   ====================


                                                                                  MIST PYRAMIS MANAGED RISK
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2016                   2015                   2014
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 47   $                 86
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                    47                     86                     --
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    16                    433                      2
      Realized gains (losses) on sale of investments.......                   (9)                    545                      8
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                     7                    978                     10
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                   239                  (255)                     48
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                   246                    723                     58
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $                293   $                809   $                 58
                                                             ====================   ====================   ====================


                                                                              MIST SCHRODERS GLOBAL MULTI-ASSET
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2016                   2015                   2014
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                675   $                467   $                398
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                   675                    467                    398
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   658                  1,401                  1,089
      Realized gains (losses) on sale of investments.......                  (11)                     35                    168
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                   647                  1,436                  1,257
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 1,558                (2,611)                    553
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                 2,205                (1,175)                  1,810
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $              2,880   $              (708)   $              2,208
                                                             ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                              MIST SSGA GROWTH AND INCOME ETF
                                                                                    INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                    2016                   2015                   2014
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $           201,907   $            200,671   $            195,317
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                8,489                  9,183                  9,443
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................              193,418                191,488                185,874
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              439,798                439,240                463,729
      Realized gains (losses) on sale of investments.......             (17,565)                 68,038                167,009
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................              422,233                507,278                630,738
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...            (166,860)              (845,948)              (350,740)
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              255,373              (338,670)                279,998
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           448,791   $          (147,182)   $            465,872
                                                             ===================   ====================   ====================


                                                                                    MIST SSGA GROWTH ETF
                                                                                     INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                     2016                   2015                  2014
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            159,959   $            152,270   $           118,289
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                 7,001                  7,372                 7,409
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................               152,958                144,898               110,880
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               424,639                369,187               348,010
      Realized gains (losses) on sale of investments.......              (36,140)                 30,189               110,391
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................               388,499                399,376               458,401
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...             (116,079)              (699,498)             (255,403)
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               272,420              (300,122)               202,998
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            425,378   $          (155,224)   $           313,878
                                                             ====================   ====================   ===================


                                                                             MIST T. ROWE PRICE LARGE CAP VALUE
                                                                                     INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                     2016                   2015                   2014
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $             63,487   $             36,741   $            32,258
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                    --
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................                63,487                 36,741                32,258
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               241,959                  4,421                    --
      Realized gains (losses) on sale of investments.......                22,893                 86,882                 6,947
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................               264,852                 91,303                 6,947
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...                 1,148              (197,956)               244,232
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               266,000              (106,653)               251,179
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            329,487   $           (69,912)   $           283,437
                                                             ====================   ====================   ===================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                MIST T. ROWE PRICE MID CAP GROWTH
                                                                                       INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2016                    2015                    2014
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                  --   $                  --
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 45,975                  45,309                  39,978
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................               (45,975)                (45,309)                (39,978)
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              4,929,907               5,111,107               2,710,770
      Realized gains (losses) on sale of investments.......                274,363                 671,843                 622,719
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................              5,204,270               5,782,950               3,333,489
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...            (3,017,999)             (3,612,484)                 275,430
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              2,186,271               2,170,466               3,608,919
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           2,140,296   $           2,125,157   $           3,568,941
                                                             =====================   =====================   =====================


                                                                            MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                    2014
                                                             --------------------    --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $            627,145    $            713,415    $            614,397
                                                             --------------------    --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................               179,611                 193,538                 202,918
                                                             --------------------    --------------------    --------------------
           Net investment income (loss)....................               447,534                 519,877                 411,479
                                                             --------------------    --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                      --
      Realized gains (losses) on sale of investments.......             (310,525)               (206,507)               (176,452)
                                                             --------------------    --------------------    --------------------
           Net realized gains (losses).....................             (310,525)               (206,507)               (176,452)
                                                             --------------------    --------------------    --------------------
      Change in unrealized gains (losses) on investments...             1,728,920             (1,227,962)             (1,735,615)
                                                             --------------------    --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             1,418,395             (1,434,469)             (1,912,067)
                                                             --------------------    --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          1,865,929    $          (914,592)    $        (1,500,588)
                                                             ====================    ====================    ====================


                                                                               MSF BARCLAYS AGGREGATE BOND INDEX
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                    2014
                                                             --------------------    --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $          3,556,980    $          3,746,041    $          3,642,812
                                                             --------------------    --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                40,599                  39,974                  40,346
                                                             --------------------    --------------------    --------------------
           Net investment income (loss)....................             3,516,381               3,706,067               3,602,466
                                                             --------------------    --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                      --
      Realized gains (losses) on sale of investments.......               157,844                 111,155                  62,943
                                                             --------------------    --------------------    --------------------
           Net realized gains (losses).....................               157,844                 111,155                  62,943
                                                             --------------------    --------------------    --------------------
      Change in unrealized gains (losses) on investments...             (713,953)             (3,467,125)               3,247,015
                                                             --------------------    --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             (556,109)             (3,355,970)               3,309,958
                                                             --------------------    --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          2,960,272    $            350,097    $          6,912,424
                                                             ====================    ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                  MSF BLACKROCK BOND INCOME
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2016                   2015                   2014
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          2,531,954   $          3,137,039   $          2,833,552
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               278,834                287,424                293,168
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             2,253,120              2,849,615              2,540,384
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                918,699                     --
      Realized gains (losses) on sale of investments.......                30,488                (4,703)                 70,435
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                30,488                913,996                 70,435
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              (97,803)            (3,544,439)              2,699,020
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (67,315)            (2,630,443)              2,769,455
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          2,185,805   $            219,172   $          5,309,839
                                                             ====================   ====================   ====================


                                                                             MSF BLACKROCK CAPITAL APPRECIATION
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2016                   2015                   2014
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                 --   $              7,533
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 9,977                 10,693                 10,001
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               (9,977)               (10,693)                (2,468)
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               852,431              1,744,269                     --
      Realized gains (losses) on sale of investments.......               195,339                278,466              3,803,528
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             1,047,770              2,022,735              3,803,528
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (1,066,351)            (1,407,738)            (2,831,679)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (18,581)                614,997                971,849
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (28,558)   $            604,304   $            969,381
                                                             ====================   ====================   ====================


                                                                                 MSF BLACKROCK LARGE CAP VALUE
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                    2015                   2014
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            319,165    $            358,828   $            240,568
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                22,545                  23,445                 23,616
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................               296,620                 335,383                216,952
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             1,458,734               1,605,704              4,383,514
      Realized gains (losses) on sale of investments.......             (389,249)               (183,787)               (65,732)
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................             1,069,485               1,421,917              4,317,782
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...             1,883,740             (2,942,487)            (2,739,427)
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             2,953,225             (1,520,570)              1,578,355
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          3,249,845    $        (1,185,187)   $          1,795,307
                                                             ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                             MSF BLACKROCK ULTRA-SHORT TERM BOND
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2016                   2015                   2014
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             16,356   $                813   $                 --
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                34,740                 35,827                 38,422
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................              (18,384)               (35,014)               (38,422)
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   487                     --                     --
      Realized gains (losses) on sale of investments.......                 3,225                     --                     --
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                 3,712                     --                     --
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                60,725                     --                     --
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                64,437                     --                     --
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             46,053   $           (35,014)   $           (38,422)
                                                             ====================   ====================   ====================


                                                                                 MSF FRONTIER MID CAP GROWTH
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2016                   2015                   2014
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                 --   $                 --
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................             1,459,027              1,605,819              1,529,952
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................           (1,459,027)            (1,605,819)            (1,529,952)
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            25,696,515             31,059,487             20,270,585
      Realized gains (losses) on sale of investments.......             2,622,698              5,229,191              5,829,957
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................            28,319,213             36,288,678             26,100,542
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (16,692,072)           (28,947,695)            (1,683,974)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            11,627,141              7,340,983             24,416,568
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         10,168,114   $          5,735,164   $         22,886,616
                                                             ====================   ====================   ====================


                                                                                     MSF JENNISON GROWTH
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2016                   2015                   2014
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             66,617   $             64,278   $             57,642
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                14,334                 14,588                 13,806
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                52,283                 49,690                 43,836
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             2,948,170              3,546,254              1,172,046
      Realized gains (losses) on sale of investments.......               177,425                583,747                588,171
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             3,125,595              4,130,001              1,760,217
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (3,197,364)            (1,789,865)                102,570
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (71,769)              2,340,136              1,862,787
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (19,486)   $          2,389,826   $          1,906,623
                                                             ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                               MSF LOOMIS SAYLES SMALL CAP CORE
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                      2016                   2015                   2014
                                                             ---------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              76,360   $             38,636   $             10,698
                                                             ---------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 22,984                 24,860                 24,993
                                                             ---------------------   --------------------   --------------------
           Net investment income (loss)....................                 53,376                 13,776               (14,295)
                                                             ---------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              2,113,583              3,150,294              3,179,934
      Realized gains (losses) on sale of investments.......                122,418                370,891                437,509
                                                             ---------------------   --------------------   --------------------
           Net realized gains (losses).....................              2,236,001              3,521,185              3,617,443
                                                             ---------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              1,915,532            (3,857,826)            (2,720,783)
                                                             ---------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              4,151,533              (336,641)                896,660
                                                             ---------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           4,204,909   $          (322,865)   $            882,365
                                                             =====================   ====================   ====================


                                                                             MSF LOOMIS SAYLES SMALL CAP GROWTH
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                    2014
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                  --   $                 --
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 9,163                   9,783                 10,498
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................               (9,163)                 (9,783)               (10,498)
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             1,165,890               1,543,783              1,374,358
      Realized gains (losses) on sale of investments.......                56,242                 261,026                486,190
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................             1,222,132               1,804,809              1,860,548
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...             (582,015)             (1,598,061)            (1,752,743)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               640,117                 206,748                107,805
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            630,954   $             196,965   $             97,307
                                                             ====================   =====================   ====================


                                                                                MSF MET/ARTISAN MID CAP VALUE
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                    2014
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $            623,203   $            704,333    $            459,965
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                49,909                 52,726                  58,197
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................               573,294                651,607                 401,768
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             6,218,111              7,448,048                      --
      Realized gains (losses) on sale of investments.......               158,671                632,699               1,070,144
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................             6,376,782              8,080,747               1,070,144
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...             4,919,832           (14,388,947)               (313,797)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            11,296,614            (6,308,200)                 756,347
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         11,869,908   $        (5,656,593)    $          1,158,115
                                                             ====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                  MSF MET/WELLINGTON BALANCED
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                    2014
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $           8,164,072   $          6,073,749    $          6,099,011
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................              1,586,955              1,662,109               1,647,006
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................              6,577,117              4,411,640               4,452,005
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             13,751,650             51,879,369                      --
      Realized gains (losses) on sale of investments.......              1,873,457              4,030,610               5,320,748
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................             15,625,107             55,909,979               5,320,748
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...            (3,743,348)           (53,963,621)              19,346,415
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             11,881,759              1,946,358              24,667,163
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          18,458,876   $          6,357,998    $         29,119,168
                                                             =====================   ====================    ====================


                                                                         MSF MET/WELLINGTON CORE EQUITY OPPORTUNITIES
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                    2014
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $           1,178,342   $          1,320,806    $            508,892
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                 55,978                 57,675                  57,279
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................              1,122,364              1,263,131                 451,613
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              3,218,161             25,408,009               6,081,753
      Realized gains (losses) on sale of investments.......               (89,698)                716,455               1,674,792
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................              3,128,463             26,124,464               7,756,545
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                855,321           (25,717,218)               (869,547)
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              3,983,784                407,246               6,886,998
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           5,106,148   $          1,670,377    $          7,338,611
                                                             =====================   ====================    ====================


                                                                                MSF METLIFE ASSET ALLOCATION 20
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                    2014
                                                             --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $            185,658   $             124,733   $             209,842
                                                             --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 7,760                   8,287                   8,381
                                                             --------------------   ---------------------   ---------------------
           Net investment income (loss)....................               177,898                 116,446                 201,461
                                                             --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               179,520                 168,162                 213,606
      Realized gains (losses) on sale of investments.......              (57,458)                   6,832                  25,638
                                                             --------------------   ---------------------   ---------------------
           Net realized gains (losses).....................               122,062                 174,994                 239,244
                                                             --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (54,551)               (309,762)               (203,125)
                                                             --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                67,511               (134,768)                  36,119
                                                             --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            245,409   $            (18,322)   $             237,580
                                                             ====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                 MSF METLIFE ASSET ALLOCATION 40
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2016                     2015                    2014
                                                             ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             380,608   $              46,938    $             291,635
                                                             ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 15,456                  17,505                   18,482
                                                             ---------------------   ---------------------    ---------------------
           Net investment income (loss)....................                365,152                  29,433                  273,153
                                                             ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                653,875                 559,298                  346,288
      Realized gains (losses) on sale of investments.......                (4,511)                 140,214                  121,187
                                                             ---------------------   ---------------------    ---------------------
           Net realized gains (losses).....................                649,364                 699,512                  467,475
                                                             ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments...              (402,883)               (854,363)                (270,968)
                                                             ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                246,481               (154,851)                  196,507
                                                             ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             611,633   $           (125,418)    $             469,660
                                                             =====================   =====================    =====================


                                                                                 MSF METLIFE ASSET ALLOCATION 60
                                                                                       INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2016                     2015                    2014
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $           1,741,228   $             390,972   $           1,206,188
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 80,187                  85,255                  84,872
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................              1,661,041                 305,717               1,121,316
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              4,622,045               3,409,671               2,031,851
      Realized gains (losses) on sale of investments.......                180,894                 662,426                 808,239
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................              4,802,939               4,072,097               2,840,090
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...            (2,834,262)             (4,965,532)             (1,284,610)
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              1,968,677               (893,435)               1,555,480
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           3,629,718   $           (587,718)   $           2,676,796
                                                             =====================   =====================   =====================


                                                                                 MSF METLIFE ASSET ALLOCATION 80
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2016                     2015                    2014
                                                             ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $           3,023,030   $             512,933    $           1,754,790
                                                             ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 80,568                  85,082                   84,172
                                                             ---------------------   ---------------------    ---------------------
           Net investment income (loss)....................              2,942,462                 427,851                1,670,618
                                                             ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             11,163,996               4,372,751                       --
      Realized gains (losses) on sale of investments.......                857,817               1,805,013                1,673,184
                                                             ---------------------   ---------------------    ---------------------
           Net realized gains (losses).....................             12,021,813               6,177,764                1,673,184
                                                             ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments...            (7,365,543)             (8,037,823)                1,795,645
                                                             ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              4,656,270             (1,860,059)                3,468,829
                                                             ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           7,598,732   $         (1,432,208)    $           5,139,447
                                                             =====================   =====================    =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                               MSF METLIFE MID CAP STOCK INDEX
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2016                   2015                   2014
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,110,219   $          1,033,473   $            910,209
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                65,628                 68,461                 66,825
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             1,044,591                965,012                843,384
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             6,666,040              5,617,501              4,123,805
      Realized gains (losses) on sale of investments.......             1,488,577              1,969,456              4,161,062
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             8,154,617              7,586,957              8,284,867
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             7,196,356           (10,506,888)            (1,040,640)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            15,350,973            (2,919,931)              7,244,227
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         16,395,564   $        (1,954,919)   $          8,087,611
                                                             ====================   ====================   ====================


                                                                                    MSF METLIFE STOCK INDEX
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                    2015                   2014
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         19,282,251    $         16,989,974   $         15,723,375
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................             2,114,804               2,188,283              2,152,159
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................            17,167,447              14,801,691             13,571,216
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            42,275,909              40,868,342             23,073,733
      Realized gains (losses) on sale of investments.......            15,702,100              17,484,826             22,399,491
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................            57,978,009              58,353,168             45,473,224
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...            31,292,870            (63,726,527)             58,022,278
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            89,270,879             (5,373,359)            103,495,502
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $        106,438,326    $          9,428,332   $        117,066,718
                                                             ====================    ====================   ====================


                                                                                     MSF MFS TOTAL RETURN
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                    2015                   2014
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            287,267    $            256,077   $            230,037
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 9,492                   8,955                  8,485
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................               277,775                 247,122                221,552
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               417,334                      --                     --
      Realized gains (losses) on sale of investments.......               162,191                 196,619                193,152
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................               579,525                 196,619                193,152
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 3,086               (470,036)                388,544
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               582,611               (273,417)                581,696
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            860,386    $           (26,295)   $            803,248
                                                             ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                        MSF MFS VALUE
                                                                                     INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                     2016                   2015                  2014
                                                             --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,901,086   $         2,325,157    $         1,410,912
                                                             --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................                68,482                70,555                 70,434
                                                             --------------------   -------------------    -------------------
           Net investment income (loss)....................             1,832,604             2,254,602              1,340,478
                                                             --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             7,583,219            13,359,170              3,936,675
      Realized gains (losses) on sale of investments.......               440,263             1,066,697              1,680,541
                                                             --------------------   -------------------    -------------------
           Net realized gains (losses).....................             8,023,482            14,425,867              5,617,216
                                                             --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments...             1,456,878          (16,842,516)              1,679,688
                                                             --------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             9,480,360           (2,416,649)              7,296,904
                                                             --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         11,312,964   $         (162,047)    $         8,637,382
                                                             ====================   ===================    ===================


                                                                                    MSF MSCI EAFE INDEX
                                                                                    INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                     2016                  2015                   2014
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         1,978,825   $          2,538,836   $          1,985,462
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               35,536                 38,784                 40,521
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................            1,943,289              2,500,052              1,944,941
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                     --
      Realized gains (losses) on sale of investments.......              101,562                707,350              1,139,967
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................              101,562                707,350              1,139,967
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...            (990,605)            (3,862,935)            (7,881,915)
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            (889,043)            (3,155,585)            (6,741,948)
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         1,054,246   $          (655,533)   $        (4,797,007)
                                                             ===================   ====================   ====================


                                                                               MSF NEUBERGER BERMAN GENESIS
                                                                                    INVESTMENT DIVISION
                                                             ----------------------------------------------------------------
                                                                    2016                   2015                   2014
                                                             -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           488,023   $            455,355   $           420,580
                                                             -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               88,644                 93,449                96,260
                                                             -------------------   --------------------   -------------------
           Net investment income (loss)....................              399,379                361,906               324,320
                                                             -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                    --
      Realized gains (losses) on sale of investments.......            1,826,763              1,512,189             1,496,496
                                                             -------------------   --------------------   -------------------
           Net realized gains (losses).....................            1,826,763              1,512,189             1,496,496
                                                             -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...           15,758,188            (1,230,308)           (2,029,896)
                                                             -------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           17,584,951                281,881             (533,400)
                                                             -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        17,984,330   $            643,787   $         (209,080)
                                                             ===================   ====================   ===================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                    MSF RUSSELL 2000 INDEX
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                    2014
                                                             ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             959,940   $            876,249   $             812,259
                                                             ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 46,857                 47,773                  48,414
                                                             ---------------------   --------------------   ---------------------
           Net investment income (loss)....................                913,083                828,476                 763,845
                                                             ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              4,042,248              4,152,346               1,573,978
      Realized gains (losses) on sale of investments.......              1,662,177              2,119,087               2,223,932
                                                             ---------------------   --------------------   ---------------------
           Net realized gains (losses).....................              5,704,425              6,271,433               3,797,910
                                                             ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...              7,347,406           (10,053,677)               (996,894)
                                                             ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             13,051,831            (3,782,244)               2,801,016
                                                             ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          13,964,914   $        (2,953,768)   $           3,564,861
                                                             =====================   ====================   =====================


                                                                             MSF T. ROWE PRICE LARGE CAP GROWTH
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                    2014
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $             49,087   $            117,835    $             48,493
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                57,405                 60,498                  54,764
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................               (8,318)                 57,337                 (6,271)
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            10,221,524             15,073,030               5,537,905
      Realized gains (losses) on sale of investments.......             1,301,214              2,495,339               2,356,884
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................            11,522,738             17,568,369               7,894,789
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...          (10,229,673)            (8,845,976)               (880,615)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             1,293,065              8,722,393               7,014,174
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          1,284,747   $          8,779,730    $          7,007,903
                                                             ====================   ====================    ====================


                                                                              MSF T. ROWE PRICE SMALL CAP GROWTH
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2016                    2015                    2014
                                                             ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             278,411   $            155,566   $              19,192
                                                             ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                374,021                404,512                 389,795
                                                             ---------------------   --------------------   ---------------------
           Net investment income (loss)....................               (95,610)              (248,946)               (370,603)
                                                             ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             13,259,903              9,768,650               8,559,449
      Realized gains (losses) on sale of investments.......              2,246,255              3,150,255               9,322,153
                                                             ---------------------   --------------------   ---------------------
           Net realized gains (losses).....................             15,506,158             12,918,905              17,881,602
                                                             ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...            (3,850,598)            (9,935,901)            (10,294,099)
                                                             ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             11,655,560              2,983,004               7,587,503
                                                             ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          11,559,950   $          2,734,058   $           7,216,900
                                                             =====================   ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                            MSF VAN ECK GLOBAL NATURAL RESOURCES
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                    2014
                                                             --------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,967   $                974   $                 983
                                                             --------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------   ---------------------
           Net investment income (loss)....................                 1,967                    974                     983
                                                             --------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                   3,054
      Realized gains (losses) on sale of investments.......               (7,201)                (9,795)                 (3,490)
                                                             --------------------   --------------------   ---------------------
           Net realized gains (losses).....................               (7,201)                (9,795)                   (436)
                                                             --------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...                88,581               (64,308)                (44,636)
                                                             --------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                81,380               (74,103)                (45,072)
                                                             --------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             83,347   $           (73,129)   $            (44,089)
                                                             ====================   ====================   =====================


                                                                   MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                      2016                   2015                   2014
                                                             ---------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             831,199   $          1,322,147   $          1,377,573
                                                             ---------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 69,295                 32,560                 33,455
                                                             ---------------------   --------------------   --------------------
           Net investment income (loss)....................                761,904              1,289,587              1,344,118
                                                             ---------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                     --                     --
      Realized gains (losses) on sale of investments.......                119,058                 73,628                163,589
                                                             ---------------------   --------------------   --------------------
           Net realized gains (losses).....................                119,058                 73,628                163,589
                                                             ---------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              2,417,251            (1,827,670)              (168,552)
                                                             ---------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              2,536,309            (1,754,042)                (4,963)
                                                             ---------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           3,298,213   $          (464,455)   $          1,339,155
                                                             =====================   ====================   ====================


                                                                        MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                   2014
                                                             --------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $            416,577   $            373,766   $             319,215
                                                             --------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                16,155                 16,226                  16,566
                                                             --------------------   --------------------   ---------------------
           Net investment income (loss)....................               400,422                357,540                 302,649
                                                             --------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                      --
      Realized gains (losses) on sale of investments.......              (10,757)                (6,880)                 (4,464)
                                                             --------------------   --------------------   ---------------------
           Net realized gains (losses).....................              (10,757)                (6,880)                 (4,464)
                                                             --------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...             (199,711)              (270,748)                 143,123
                                                             --------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             (210,468)              (277,628)                 138,659
                                                             --------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            189,954   $             79,912   $             441,308
                                                             ====================   ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                            OPPENHEIMER VA MAIN STREET SMALL CAP
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2016                   2015                 2014 (e)
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 46   $                 40   $                 --
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                    46                     40                     --
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   343                    665                     --
      Realized gains (losses) on sale of investments.......                    12                   (40)                     --
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                   355                    625                     --
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                   988                  (894)                    198
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                 1,343                  (269)                    198
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $              1,389   $              (229)   $                198
                                                             ====================   ====================   ====================


                                                                                     PIMCO VIT ALL ASSET
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2016                   2015                    2014
                                                             --------------------    -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $              3,261    $            17,942    $            49,509
                                                             --------------------    -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------    -------------------    -------------------
           Net investment income (loss)....................                 3,261                 17,942                 49,509
                                                             --------------------    -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......                 (833)              (111,468)                     28
                                                             --------------------    -------------------    -------------------
           Net realized gains (losses).....................                 (833)              (111,468)                     28
                                                             --------------------    -------------------    -------------------
      Change in unrealized gains (losses) on investments...                12,619                 38,369               (44,010)
                                                             --------------------    -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                11,786               (73,099)               (43,982)
                                                             --------------------    -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             15,047    $          (55,157)    $             5,527
                                                             ====================    ===================    ===================


                                                                           PIMCO VIT COMMODITYREALRETURN STRATEGY
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2016                   2015                   2014
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                111   $              1,467   $                 86
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                   111                  1,467                     86
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......                 (957)               (11,415)                   (39)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                 (957)               (11,415)                   (39)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 2,262                  3,408               (10,088)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                 1,305                (8,007)               (10,127)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $              1,416   $            (6,540)   $           (10,041)
                                                             ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                   PIMCO VIT LOW DURATION
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                    2014
                                                             --------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             13,010   $             29,643   $              17,764
                                                             --------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------   ---------------------
           Net investment income (loss)....................                13,010                 29,643                  17,764
                                                             --------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                      --
      Realized gains (losses) on sale of investments.......                 (325)                 12,574                     512
                                                             --------------------   --------------------   ---------------------
           Net realized gains (losses).....................                 (325)                 12,574                     512
                                                             --------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...                 (271)               (33,266)                 (4,896)
                                                             --------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 (596)               (20,692)                 (4,384)
                                                             --------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             12,414   $              8,951   $              13,380
                                                             ====================   ====================   =====================


                                                                                  PIONEER VCT MID CAP VALUE
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2016                   2015                   2014
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                342   $                412   $                452
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                   342                    412                    452
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 2,899                  5,835                  6,866
      Realized gains (losses) on sale of investments.......                   268                  4,638                  1,056
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                 3,167                 10,473                  7,922
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 3,146               (13,938)                    732
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 6,313                (3,465)                  8,654
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              6,655   $            (3,053)   $              9,106
                                                             ====================   ====================   ====================


                                                                                PUTNAM VT INTERNATIONAL VALUE
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                    2014
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                122   $                 91    $                 95
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                   122                     91                      95
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                      --
      Realized gains (losses) on sale of investments.......                 (165)                   (22)                      46
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................                 (165)                   (22)                      46
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                    58                  (118)                   (775)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 (107)                  (140)                   (729)
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $                 15   $               (49)    $              (634)
                                                             ====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                        ROYCE MICRO-CAP
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                    2015                   2014
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 61   $                  --   $                 --
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................                    61                      --                     --
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     498                    657
      Realized gains (losses) on sale of investments.......                    71                       1                     13
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................                    71                     499                    670
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...                 1,525                 (1,557)                  (951)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 1,596                 (1,058)                  (281)
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              1,657   $             (1,058)   $              (281)
                                                             ====================   =====================   ====================


                                                                                        ROYCE SMALL-CAP
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                    2015                   2014
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,115    $                443   $                 64
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................                 1,115                     443                     64
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                11,025                  12,749                  5,932
      Realized gains (losses) on sale of investments.......               (4,843)                      64                105,416
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................                 6,182                  12,813                111,348
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 2,799                (19,154)              (144,191)
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 8,981                 (6,341)               (32,843)
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             10,096    $            (5,898)   $           (32,779)
                                                             ====================    ====================   ====================


                                                                                  UIF EMERGING MARKETS DEBT
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2016                   2015                    2014
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $             59,307   $             45,047    $             66,166
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                59,307                 45,047                  66,166
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                   9,104
      Realized gains (losses) on sale of investments.......              (12,131)               (12,799)                (26,242)
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................              (12,131)               (12,799)                (17,138)
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                45,652               (46,377)                   6,462
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                33,521               (59,176)                (10,676)
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             92,828   $           (14,129)    $             55,490
                                                             ====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                                     UIF EMERGING MARKETS EQUITY
                                                                                         INVESTMENT DIVISION
                                                                 -------------------------------------------------------------------
                                                                         2016                   2015                    2014
                                                                 --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends...............................................   $             12,938   $             18,406    $              4,726
                                                                 --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges......................                     --                     --                      --
                                                                 --------------------   --------------------    --------------------
           Net investment income (loss).......................                 12,938                 18,406                   4,726
                                                                 --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                     --                     --                      --
      Realized gains (losses) on sale of investments..........               (37,991)               (24,296)                  14,990
                                                                 --------------------   --------------------    --------------------
           Net realized gains (losses)........................               (37,991)               (24,296)                  14,990
                                                                 --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments......                171,862              (266,747)               (166,226)
                                                                 --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments.......................................                133,871              (291,043)               (151,236)
                                                                 --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations......................................   $            146,809   $          (272,637)    $          (146,510)
                                                                 ====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                               AB GLOBAL THEMATIC GROWTH
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2016                   2015                    2014
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                  --   $                 --    $                 --
   Net realized gains (losses).........................                    877                  4,879                   1,302
   Change in unrealized gains (losses) on investments..                (1,193)                (2,756)                   2,635
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  (316)                  2,123                   3,937
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  1,269                  1,493                   1,269
   Net transfers (including fixed account).............                (7,397)                (6,753)                  13,633
   Policy charges......................................                  (883)                (1,929)                 (2,507)
   Transfers for policy benefits and terminations......                   (90)               (30,831)                 (6,798)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                (7,101)               (38,020)                   5,597
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                (7,417)               (35,897)                   9,534
NET ASSETS:
   Beginning of year...................................                 39,803                 75,700                  66,166
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $              32,386   $             39,803    $             75,700
                                                         =====================   ====================    ====================

                                                                                 AB INTERMEDIATE BOND
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                    2014
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              2,736    $              2,061   $               1,921
   Net realized gains (losses).........................                 1,078                   1,662                     689
   Change in unrealized gains (losses) on investments..                    49                 (3,852)                     952
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 3,863                   (129)                   3,562
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    --                     644                     644
   Net transfers (including fixed account).............                33,741                   2,915                      32
   Policy charges......................................               (3,112)                 (2,460)                 (2,264)
   Transfers for policy benefits and terminations......                    --                      --                      --
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                30,629                   1,099                 (1,588)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............                34,492                     970                   1,974
NET ASSETS:
   Beginning of year...................................                60,559                  59,589                  57,615
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $             95,051    $             60,559   $              59,589
                                                         ====================    ====================   =====================

                                                                       AMERICAN CENTURY VP CAPITAL APPRECIATION
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                 2014 (a)
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --    $                 --   $                  --
   Net realized gains (losses).........................                     3                      56                      12
   Change in unrealized gains (losses) on investments..                  (60)                    (38)                      42
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  (57)                      18                      54
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 3,568                      --                      --
   Net transfers (including fixed account).............                    13                       1                     589
   Policy charges......................................                 (266)                   (368)                   (211)
   Transfers for policy benefits and terminations......                    --                      --                      --
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 3,315                   (367)                     378
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............                 3,258                   (349)                     432
NET ASSETS:
   Beginning of year...................................                    83                     432                      --
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $              3,341    $                 83   $                 432
                                                         ====================    ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                                  AMERICAN FUNDS BOND
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            100,993    $             95,558   $             106,624
   Net realized gains (losses).........................                24,681                 113,025                   6,927
   Change in unrealized gains (losses) on investments..                45,632               (201,734)                 172,487
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               171,306                   6,849                 286,038
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               594,195                 595,751                 623,827
   Net transfers (including fixed account).............               266,964                 482,848                 255,803
   Policy charges......................................             (399,254)               (353,117)               (362,278)
   Transfers for policy benefits and terminations......             (479,171)               (500,127)               (416,749)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (17,266)                 225,355                 100,603
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............               154,040                 232,204                 386,641
NET ASSETS:
   Beginning of year...................................             6,208,120               5,975,916               5,589,275
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $          6,362,160    $          6,208,120   $           5,975,916
                                                         ====================    ====================   =====================

                                                                      AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2016                   2015                    2014
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              81,134   $           (91,602)   $             (6,851)
   Net realized gains (losses).........................             11,903,440              6,923,224               1,349,400
   Change in unrealized gains (losses) on investments..           (10,777,574)            (6,348,033)                  96,482
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................              1,207,000                483,589               1,439,031
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              4,934,049              5,361,656               5,749,295
   Net transfers (including fixed account).............            (1,739,842)              (992,517)               (675,673)
   Policy charges......................................            (3,505,140)            (3,751,216)             (3,816,323)
   Transfers for policy benefits and terminations......            (4,322,961)            (4,463,980)             (4,204,832)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (4,633,894)            (3,846,057)             (2,947,533)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............            (3,426,894)            (3,362,468)             (1,508,502)
NET ASSETS:
   Beginning of year...................................             67,195,650             70,558,118              72,066,620
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $          63,768,756   $         67,195,650   $          70,558,118
                                                         =====================   ====================   =====================

                                                                                 AMERICAN FUNDS GROWTH
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,112,235    $            849,331   $          1,134,555
   Net realized gains (losses).........................            16,155,775              37,793,980             11,523,746
   Change in unrealized gains (losses) on investments..           (2,560,394)            (27,669,113)                413,436
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            14,707,616              10,974,198             13,071,737
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            10,568,668              11,128,355             12,033,016
   Net transfers (including fixed account).............           (1,947,160)             (2,877,301)            (1,562,797)
   Policy charges......................................           (8,879,484)             (8,922,399)            (8,831,204)
   Transfers for policy benefits and terminations......          (10,245,919)            (10,503,688)           (10,353,575)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (10,503,895)            (11,175,033)            (8,714,560)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............             4,203,721               (200,835)              4,357,177
NET ASSETS:
   Beginning of year...................................           164,709,586             164,910,421            160,553,244
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $        168,913,307    $        164,709,586   $        164,910,421
                                                         ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                            AMERICAN FUNDS GROWTH-INCOME
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                   2015                    2014
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,399,526   $          1,265,966    $          1,235,698
   Net realized gains (losses).........................            12,245,175             17,136,301               7,216,223
   Change in unrealized gains (losses) on investments..           (2,551,087)           (16,929,014)               1,935,227
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            11,093,614              1,473,253              10,387,148
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             6,753,905              7,132,701               7,556,304
   Net transfers (including fixed account).............           (1,474,231)              (706,082)               (746,690)
   Policy charges......................................           (5,885,637)            (5,898,040)             (5,923,496)
   Transfers for policy benefits and terminations......           (6,406,059)            (6,373,610)             (6,455,691)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (7,012,022)            (5,845,031)             (5,569,573)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............             4,081,592            (4,371,778)               4,817,575
NET ASSETS:
   Beginning of year...................................           101,658,954            106,030,732             101,213,157
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $        105,740,546   $        101,658,954    $        106,030,732
                                                         ====================   ====================    ====================

                                                                            AMERICAN FUNDS INTERNATIONAL
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                   2015                    2014
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              4,799   $              7,125   $               9,668
   Net realized gains (losses).........................                21,338                 53,336                   3,059
   Change in unrealized gains (losses) on investments..              (18,823)               (72,634)                (30,549)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 7,314               (12,173)                (17,822)
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 2,192                  6,030                  19,466
   Net transfers (including fixed account).............                    --              (251,186)                  22,024
   Policy charges......................................               (6,055)                (9,566)                (10,594)
   Transfers for policy benefits and terminations......              (70,171)                     --                (16,461)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (74,034)              (254,722)                  14,435
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............              (66,720)              (266,895)                 (3,387)
NET ASSETS:
   Beginning of year...................................               415,110                682,005                 685,392
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $            348,390   $            415,110   $             682,005
                                                         ====================   ====================   =====================

                                                                 AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                   2015                    2014
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                737   $                712    $                520
   Net realized gains (losses).........................                   968                    401                    (30)
   Change in unrealized gains (losses) on investments..               (1,163)                  (350)                   1,820
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                   542                    763                   2,310
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 5,191                  2,595                   1,253
   Net transfers (including fixed account).............                     9                      1                      --
   Policy charges......................................               (1,778)                (1,568)                 (1,489)
   Transfers for policy benefits and terminations......                    --                     --                     (6)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 3,422                  1,028                   (242)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                 3,964                  1,791                   2,068
NET ASSETS:
   Beginning of year...................................                50,343                 48,552                  46,484
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $             54,307   $             50,343    $             48,552
                                                         ====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                             DREYFUS VIF INTERNATIONAL VALUE
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2016                    2015                     2014
                                                         ---------------------   ----------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               3,283   $                4,421   $               3,201
   Net realized gains (losses).........................                (5,322)                    (390)                   (210)
   Change in unrealized gains (losses) on investments..                (2,271)                 (10,460)                (26,366)
                                                         ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                (4,310)                  (6,429)                (23,375)
                                                         ---------------------   ----------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                       --                      --
   Net transfers (including fixed account).............               (12,134)                       --                      --
   Policy charges......................................                (2,110)                  (2,287)                 (2,373)
   Transfers for policy benefits and terminations......                     --                      (1)                      --
                                                         ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................               (14,244)                  (2,288)                 (2,373)
                                                         ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets............               (18,554)                  (8,717)                (25,748)
NET ASSETS:
   Beginning of year...................................                211,852                  220,569                 246,317
                                                         ---------------------   ----------------------   ---------------------
   End of year.........................................  $             193,298   $              211,852   $             220,569
                                                         =====================   ======================   =====================

                                                                           FIDELITY VIP ASSET MANAGER: GROWTH
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2016                    2015                     2014
                                                         ---------------------    ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              23,502    $              20,958   $              20,809
   Net realized gains (losses).........................                 60,870                  128,965                  35,424
   Change in unrealized gains (losses) on investments..               (48,668)                (145,469)                  59,690
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                 35,704                    4,454                 115,923
                                                         ---------------------    ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 69,385                  154,105                 105,211
   Net transfers (including fixed account).............                  6,528                (120,734)                  60,739
   Policy charges......................................               (69,707)                 (80,789)                (76,841)
   Transfers for policy benefits and terminations......              (113,789)                (173,241)                (47,777)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................              (107,583)                (220,659)                  41,332
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets............               (71,879)                (216,205)                 157,255
NET ASSETS:
   Beginning of year...................................              1,870,972                2,087,177               1,929,922
                                                         ---------------------    ---------------------   ---------------------
   End of year.........................................  $           1,799,093    $           1,870,972   $           2,087,177
                                                         =====================    =====================   =====================

                                                                                 FIDELITY VIP CONTRAFUND
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2016                     2015                    2014
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              18,813   $              25,926    $              24,338
   Net realized gains (losses).........................                265,269                 373,045                  118,141
   Change in unrealized gains (losses) on investments..               (89,763)               (372,526)                  174,211
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                194,319                  26,445                  316,690
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 82,242                 177,261                  105,425
   Net transfers (including fixed account).............                (6,803)               (158,700)                 (10,694)
   Policy charges......................................               (91,600)                (94,010)                 (90,082)
   Transfers for policy benefits and terminations......              (278,347)                (89,062)                 (58,177)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................              (294,508)               (164,511)                 (53,528)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............              (100,189)               (138,066)                  263,162
NET ASSETS:
   Beginning of year...................................              2,775,398               2,913,464                2,650,302
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $           2,675,209   $           2,775,398    $           2,913,464
                                                         =====================   =====================    =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                              FIDELITY VIP EQUITY-INCOME
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2016                    2015                     2014
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 351   $                 426   $                 687
   Net realized gains (losses).........................                    858                   2,506                   1,056
   Change in unrealized gains (losses) on investments..                  1,277                 (3,341)                      37
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  2,486                   (409)                   1,780
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  1,787                   2,405                   1,877
   Net transfers (including fixed account).............                     --                      --                (11,506)
   Policy charges......................................                  (227)                   (278)                   (409)
   Transfers for policy benefits and terminations......                    (1)                (14,085)                     (1)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                  1,559                (11,958)                (10,039)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets............                  4,045                (12,367)                 (8,259)
NET ASSETS:
   Beginning of year...................................                 12,838                  25,205                  33,464
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $              16,883   $              12,838   $              25,205
                                                         =====================   =====================   =====================

                                                                                FIDELITY VIP FREEDOM 2010
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2016                    2015                     2014
                                                         ---------------------    ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 439    $                 361   $                 746
   Net realized gains (losses).........................                    427                    5,675                   3,453
   Change in unrealized gains (losses) on investments..                    369                  (5,470)                 (2,030)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  1,235                      566                   2,169
                                                         ---------------------    ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 54,823                   49,696                  53,609
   Net transfers (including fixed account).............                     --                    (481)                      --
   Policy charges......................................                     --                       --                      --
   Transfers for policy benefits and terminations......               (45,887)                 (78,676)                (53,906)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                  8,936                 (29,461)                   (297)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets............                 10,171                 (28,895)                   1,872
NET ASSETS:
   Beginning of year...................................                 19,219                   48,114                  46,242
                                                         ---------------------    ---------------------   ---------------------
   End of year.........................................  $              29,390    $              19,219   $              48,114
                                                         =====================    =====================   =====================

                                                                                FIDELITY VIP FREEDOM 2020
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2016                    2015                     2014
                                                         ---------------------    ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               8,579    $              10,060   $              16,169
   Net realized gains (losses).........................                 19,311                  169,271                  38,833
   Change in unrealized gains (losses) on investments..                  4,403                (177,998)                 (8,502)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                 32,293                    1,333                  46,500
                                                         ---------------------    ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                159,769                  132,204                 113,318
   Net transfers (including fixed account).............                   (46)                (413,184)                      --
   Policy charges......................................                (6,174)                  (7,305)                (12,214)
   Transfers for policy benefits and terminations......              (146,943)                (168,987)               (140,759)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                  6,606                (457,272)                (39,655)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets............                 38,899                (455,939)                   6,845
NET ASSETS:
   Beginning of year...................................                528,621                  984,560                 977,715
                                                         ---------------------    ---------------------   ---------------------
   End of year.........................................  $             567,520    $             528,621   $             984,560
                                                         =====================    =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                               FIDELITY VIP FREEDOM 2025
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2016                    2015                     2014
                                                         --------------------    ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              6,677    $               8,151   $                 613
   Net realized gains (losses).........................                13,307                    2,620                   1,235
   Change in unrealized gains (losses) on investments..                 6,315                 (13,249)                      73
                                                         --------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                26,299                  (2,478)                   1,921
                                                         --------------------    ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    --                       --                      --
   Net transfers (including fixed account).............                    --                  407,484                      --
   Policy charges......................................              (10,760)                  (9,867)                 (4,514)
   Transfers for policy benefits and terminations......                    --                       --                      --
                                                         --------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................              (10,760)                  397,617                 (4,514)
                                                         --------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets............                15,539                  395,139                 (2,593)
NET ASSETS:
   Beginning of year...................................               432,727                   37,588                  40,181
                                                         --------------------    ---------------------   ---------------------
   End of year.........................................  $            448,266    $             432,727   $              37,588
                                                         ====================    =====================   =====================

                                                                                FIDELITY VIP FREEDOM 2030
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2016                    2015                    2014
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               2,599   $               2,154    $               1,195
   Net realized gains (losses).........................                  3,153                   1,753                   13,333
   Change in unrealized gains (losses) on investments..                  4,716                 (4,989)                 (10,096)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                 10,468                 (1,082)                    4,432
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                337,954                 248,938                  197,624
   Net transfers (including fixed account).............                   (74)                   1,585                  (1,696)
   Policy charges......................................                     --                      --                       --
   Transfers for policy benefits and terminations......              (286,393)               (211,226)                (180,726)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                 51,487                  39,297                   15,202
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............                 61,955                  38,215                   19,634
NET ASSETS:
   Beginning of year...................................                119,873                  81,658                   62,024
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $             181,828   $             119,873    $              81,658
                                                         =====================   =====================    =====================

                                                                                FIDELITY VIP FREEDOM 2040
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2016                    2015                    2014
                                                         ---------------------    --------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               2,084    $              1,492    $                 767
   Net realized gains (losses).........................                  2,805                     804                    1,236
   Change in unrealized gains (losses) on investments..                  5,080                 (3,345)                    (709)
                                                         ---------------------    --------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  9,969                 (1,049)                    1,294
                                                         ---------------------    --------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                263,618                 178,750                  138,827
   Net transfers (including fixed account).............                  (142)                      --                       --
   Policy charges......................................                     --                      --                       --
   Transfers for policy benefits and terminations......              (203,651)               (141,983)                 (98,455)
                                                         ---------------------    --------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                 59,825                  36,767                   40,372
                                                         ---------------------    --------------------    ---------------------
      Net increase (decrease) in net assets............                 69,794                  35,718                   41,666
NET ASSETS:
   Beginning of year...................................                 89,215                  53,497                   11,831
                                                         ---------------------    --------------------    ---------------------
   End of year.........................................  $             159,009    $             89,215    $              53,497
                                                         =====================    ====================    =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014




                                                                           FIDELITY VIP FREEDOM 2050
                                                                              INVESTMENT DIVISION
                                                         ------------------------------------------------------------
                                                                2016                  2015                2014
                                                         -------------------  -------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             1,500  $               878  $              355
   Net realized gains (losses).........................                1,669                  843               6,639
   Change in unrealized gains (losses) on investments..                2,841              (2,416)             (5,093)
                                                         -------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting
        from operations................................                6,010                (695)               1,901
                                                         -------------------  -------------------  ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              171,698              115,247              91,003
   Net transfers (including fixed account).............                   --              (1,460)                  --
   Policy charges......................................                   --                   --                  --
   Transfers for policy benefits and terminations......            (122,043)             (88,414)            (88,212)
                                                         -------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               49,655               25,373               2,791
                                                         -------------------  -------------------  ------------------
     Net increase (decrease) in net assets.............               55,665               24,678               4,692
NET ASSETS:
   Beginning of year...................................               51,384               26,706              22,014
                                                         -------------------  -------------------  ------------------
   End of year.........................................  $           107,049  $            51,384  $           26,706
                                                         ===================  ===================  ==================

                                                            FIDELITY VIP
                                                             GOVERNMENT
                                                            MONEY MARKET
                                                         INVESTMENT DIVISION
                                                         -------------------
                                                              2016 (b)
                                                         -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            4,167
   Net realized gains (losses).........................                  --
   Change in unrealized gains (losses) on investments..                  --
                                                         -------------------
     Net increase (decrease) in net assets resulting
        from operations................................               4,167
                                                         -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             256,858
   Net transfers (including fixed account).............           3,598,871
   Policy charges......................................            (34,257)
   Transfers for policy benefits and terminations......                  --
                                                         -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           3,821,472
                                                         -------------------
     Net increase (decrease) in net assets.............           3,825,639
NET ASSETS:
   Beginning of year...................................                  --
                                                         -------------------
   End of year.........................................  $        3,825,639
                                                         ===================



                                                                           FIDELITY VIP HIGH INCOME
                                                                              INVESTMENT DIVISION
                                                         ------------------------------------------------------------
                                                                2016                  2015                2014
                                                         -------------------  -------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            18,971  $            14,336  $           10,183
   Net realized gains (losses).........................                (443)                (455)                 158
   Change in unrealized gains (losses) on investments..               19,200             (20,979)             (8,210)
                                                         -------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting
        from operations................................               37,728              (7,098)               2,131
                                                         -------------------  -------------------  ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               35,555               12,069               3,323
   Net transfers (including fixed account).............               96,126               35,979               3,881
   Policy charges......................................              (6,565)              (5,315)             (5,057)
   Transfers for policy benefits and terminations......                   --              (2,074)                (91)
                                                         -------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              125,116               40,659               2,056
                                                         -------------------  -------------------  ------------------
     Net increase (decrease) in net assets.............              162,844               33,561               4,187
NET ASSETS:
   Beginning of year...................................              205,740              172,179             167,992
                                                         -------------------  -------------------  ------------------
   End of year.........................................  $           368,584  $           205,740  $          172,179
                                                         ===================  ===================  ==================



                                                                      FIDELITY VIP INVESTMENT GRADE BOND
                                                                              INVESTMENT DIVISION
                                                         -----------------------------------------------------------
                                                                2016                 2015                2014
                                                         ------------------  -------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           28,927  $            31,506  $           26,958
   Net realized gains (losses).........................             (1,529)                  154            (15,735)
   Change in unrealized gains (losses) on investments..              27,988             (39,907)              77,902
                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting
        from operations................................              55,386              (8,247)              89,125
                                                         ------------------  -------------------  ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 293                  829                 829
   Net transfers (including fixed account).............            (24,137)             (11,610)           (509,895)
   Policy charges......................................            (14,328)             (14,132)            (17,492)
   Transfers for policy benefits and terminations......                  --                   --             (5,265)
                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (38,172)             (24,913)           (531,823)
                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets.............              17,214             (33,160)           (442,698)
NET ASSETS:
   Beginning of year...................................           1,224,347            1,257,507           1,700,205
                                                         ------------------  -------------------  ------------------
   End of year.........................................  $        1,241,561  $         1,224,347  $        1,257,507
                                                         ==================  ===================  ==================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                                 FIDELITY VIP MID CAP
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                    2014
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 766   $                745   $                  48
   Net realized gains (losses).........................                 13,813                 31,286                  10,492
   Change in unrealized gains (losses) on investments..                  9,442               (36,156)                   4,318
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 24,021                (4,125)                  14,858
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  1,018                  1,486                   7,147
   Net transfers (including fixed account).............                    261                 32,283                    (62)
   Policy charges......................................                (4,768)                (4,213)                 (3,945)
   Transfers for policy benefits and terminations......               (43,917)                     --                (12,748)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (47,406)                 29,556                 (9,608)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............               (23,385)                 25,431                   5,250
NET ASSETS:
   Beginning of year...................................                279,768                254,337                 249,087
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $             256,383   $            279,768   $             254,337
                                                         =====================   ====================   =====================

                                                                             FTVIPT FRANKLIN INCOME VIP
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                   2015                    2014
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              2,059   $               1,086   $                385
   Net realized gains (losses).........................                 (110)                   (154)                   (51)
   Change in unrealized gains (losses) on investments..                 3,968                 (2,439)                (1,084)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 5,917                 (1,507)                  (750)
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 4,179                   5,340                  1,936
   Net transfers (including fixed account).............                10,302                  12,510                 24,540
   Policy charges......................................               (3,200)                 (2,666)                (1,188)
   Transfers for policy benefits and terminations......                    --                      --                     --
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                11,281                  15,184                 25,288
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............                17,198                  13,677                 24,538
NET ASSETS:
   Beginning of year...................................                38,833                  25,156                    618
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $             56,031   $              38,833   $             25,156
                                                         ====================   =====================   ====================

                                                                      FTVIPT FRANKLIN MUTUAL GLOBAL DISCOVERY VIP
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2016                   2015                    2014
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               8,262   $             13,670    $             10,690
   Net realized gains (losses).........................                 36,978                 27,706                  43,600
   Change in unrealized gains (losses) on investments..                 13,065               (58,851)                (24,521)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 58,305               (17,475)                  29,769
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 55,906                 24,639                  10,410
   Net transfers (including fixed account).............               (15,004)                 13,951                   8,747
   Policy charges......................................               (11,796)               (15,139)                (16,960)
   Transfers for policy benefits and terminations......                (7,814)               (14,827)                (38,467)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 21,292                  8,624                (36,270)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                 79,597                (8,851)                 (6,501)
NET ASSETS:
   Beginning of year...................................                479,582                488,433                 494,934
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $             559,179   $            479,582    $            488,433
                                                         =====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                          FTVIPT FRANKLIN MUTUAL SHARES VIP
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2016                   2015                   2014
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,664   $              1,895   $                789
   Net realized gains (losses).........................                 6,412                  4,213                    464
   Change in unrealized gains (losses) on investments..                 4,437                (9,723)                  1,131
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                12,513                (3,615)                  2,384
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                14,420                 10,729                  4,760
   Net transfers (including fixed account).............                 9,226                 27,697                 14,220
   Policy charges......................................               (7,976)                (5,813)                (3,194)
   Transfers for policy benefits and terminations......               (3,186)                   (72)                     --
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                12,484                 32,541                 15,786
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                24,997                 28,926                 18,170
NET ASSETS:
   Beginning of year...................................                71,304                 42,378                 24,208
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $             96,301   $             71,304   $             42,378
                                                         ====================   ====================   ====================

                                                                            FTVIPT TEMPLETON FOREIGN VIP
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                   2015                    2014
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            114,022   $            189,205    $             78,379
   Net realized gains (losses).........................                19,515                182,453                 156,830
   Change in unrealized gains (losses) on investments..               260,337              (703,728)               (709,096)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               393,874              (332,070)               (473,887)
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               450,424                522,167                 338,970
   Net transfers (including fixed account).............              (43,239)                131,629               2,058,544
   Policy charges......................................             (193,490)              (204,300)               (168,065)
   Transfers for policy benefits and terminations......             (189,973)              (119,949)               (813,885)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                23,722                329,547               1,415,564
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............               417,596                (2,523)                 941,677
NET ASSETS:
   Beginning of year...................................             5,344,848              5,347,371               4,405,694
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $          5,762,444   $          5,344,848    $          5,347,371
                                                         ====================   ====================    ====================

                                                                          FTVIPT TEMPLETON GLOBAL BOND VIP
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2016                   2015                   2014
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --   $             83,772   $             65,826
   Net realized gains (losses).........................               (3,707)               (92,691)                  (644)
   Change in unrealized gains (losses) on investments..                24,908               (36,601)               (38,430)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                21,201               (45,520)                 26,752
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                66,454                 35,603                 15,639
   Net transfers (including fixed account).............                 5,683              (632,092)               (47,291)
   Policy charges......................................              (25,780)               (35,622)               (34,683)
   Transfers for policy benefits and terminations......               (2,149)                     --               (41,236)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                44,208              (632,111)              (107,571)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                65,409              (677,631)               (80,819)
NET ASSETS:
   Beginning of year...................................               559,264              1,236,895              1,317,714
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            624,673   $            559,264   $          1,236,895
                                                         ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                              GOLDMAN SACHS MID-CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2016                   2015                    2014
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               1,071   $               1,118   $               2,932
   Net realized gains (losses).........................                (9,829)                  20,793                  56,312
   Change in unrealized gains (losses) on investments..                 25,433                (48,920)                (21,021)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 16,675                (27,009)                  38,223
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                      --                      --
   Net transfers (including fixed account).............              (183,580)                      --                      --
   Policy charges......................................                (4,736)                 (7,778)                 (9,236)
   Transfers for policy benefits and terminations......                    (1)                (12,103)                (23,589)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (188,317)                (19,881)                (32,825)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............              (171,642)                (46,890)                   5,398
NET ASSETS:
   Beginning of year...................................                254,367                 301,257                 295,859
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $              82,725   $             254,367   $             301,257
                                                         =====================   =====================   =====================

                                                                        GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                    2014
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                413    $                104   $                 277
   Net realized gains (losses).........................                   147                   4,727                   6,915
   Change in unrealized gains (losses) on investments..                 6,057                 (5,505)                 (4,589)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 6,617                   (674)                   2,603
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                10,556                   1,112                   2,186
   Net transfers (including fixed account).............                    --                      --                 (5,501)
   Policy charges......................................               (3,587)                 (3,707)                 (3,679)
   Transfers for policy benefits and terminations......               (7,826)                     (1)                    (26)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 (857)                 (2,596)                 (7,020)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............                 5,760                 (3,270)                 (4,417)
NET ASSETS:
   Beginning of year...................................                33,793                  37,063                  41,480
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $             39,553    $             33,793   $              37,063
                                                         ====================    ====================   =====================

                                                                                  INVESCO V.I. COMSTOCK
                                                                                   INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2016                    2015                   2014
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               4,913   $               5,695   $               3,587
   Net realized gains (losses).........................                 31,767                   4,410                   2,447
   Change in unrealized gains (losses) on investments..                 25,839                (32,126)                  22,523
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 62,519                (22,021)                  28,557
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 59,070                  21,481                   1,792
   Net transfers (including fixed account).............                    257                 (1,856)                   9,094
   Policy charges......................................                (8,620)                 (8,488)                 (7,120)
   Transfers for policy benefits and terminations......                     --                    (34)                    (20)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 50,707                  11,103                   3,746
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                113,226                (10,918)                  32,303
NET ASSETS:
   Beginning of year...................................                336,660                 347,578                 315,275
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             449,886   $             336,660   $             347,578
                                                         =====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014



                                                                       INVESCO V.I. INTERNATIONAL GROWTH
                                                                              INVESTMENT DIVISION
                                                         ------------------------------------------------------------
                                                                2016                 2015                 2014
                                                         ------------------  -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            4,874  $             5,017  $             5,421
   Net realized gains (losses).........................                 630                2,637                5,138
   Change in unrealized gains (losses) on investments..             (8,246)             (13,856)             (10,871)
                                                         ------------------  -------------------  -------------------
      Net increase (decrease) in net assets resulting
        from operations................................             (2,742)              (6,202)                (312)
                                                         ------------------  -------------------  -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              16,357                   --                   --
   Net transfers (including fixed account).............              40,410                2,025               12,366
   Policy charges......................................            (16,023)             (16,496)             (15,500)
   Transfers for policy benefits and terminations......             (9,023)                  (1)             (45,248)
                                                         ------------------  -------------------  -------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................              31,721             (14,472)             (48,382)
                                                         ------------------  -------------------  -------------------
      Net increase (decrease) in net assets............              28,979             (20,674)             (48,694)
NET ASSETS:
   Beginning of year...................................             329,823              350,497              399,191
                                                         ------------------  -------------------  -------------------
   End of year.........................................  $          358,802  $           329,823  $           350,497
                                                         ==================  ===================  ===================


                                                                            JANUS ASPEN BALANCED
                                                                             INVESTMENT DIVISION
                                                         -------------------------------------------------------------
                                                                2016                 2015                 2014
                                                         -------------------  -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            20,153  $            15,263  $            16,228
   Net realized gains (losses).........................               22,229               40,958               37,470
   Change in unrealized gains (losses) on investments..                 (19)             (51,128)               30,740
                                                         -------------------  -------------------  -------------------
      Net increase (decrease) in net assets resulting
        from operations................................               42,363                5,093               84,438
                                                         -------------------  -------------------  -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               55,816               36,006               43,455
   Net transfers (including fixed account).............             (14,696)               28,037               39,697
   Policy charges......................................             (32,106)             (33,574)             (34,009)
   Transfers for policy benefits and terminations......             (79,063)             (17,338)             (43,432)
                                                         -------------------  -------------------  -------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................             (70,049)               13,131                5,711
                                                         -------------------  -------------------  -------------------
      Net increase (decrease) in net assets............             (27,686)               18,224               90,149
NET ASSETS:
   Beginning of year...................................            1,101,075            1,082,851              992,702
                                                         -------------------  -------------------  -------------------
   End of year.........................................  $         1,073,389  $         1,101,075  $         1,082,851
                                                         ===================  ===================  ===================

                                                              JANUS ASPEN
                                                              ENTERPRISE
                                                          INVESTMENT DIVISION
                                                         --------------------
                                                               2016 (c)
                                                         --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................   $              107
   Net realized gains (losses).........................               38,166
   Change in unrealized gains (losses) on investments..                  289
                                                         --------------------
      Net increase (decrease) in net assets resulting
        from operations................................               38,562
                                                         --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                   --
   Net transfers (including fixed account).............              417,833
   Policy charges......................................              (3,776)
   Transfers for policy benefits and terminations......                   --
                                                         --------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................              414,057
                                                         --------------------
      Net increase (decrease) in net assets............              452,619
NET ASSETS:
   Beginning of year...................................                   --
                                                         --------------------
   End of year.........................................   $          452,619
                                                         ====================


                                                                                JANUS ASPEN FORTY
                                                                               INVESTMENT DIVISION
                                                         -------------------------------------------------------------
                                                                 2016                 2015                2014
                                                         -------------------  -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                --  $                --  $               252
   Net realized gains (losses).........................               59,807              122,650              312,178
   Change in unrealized gains (losses) on investments..             (58,944)             (57,429)            (248,123)
                                                         -------------------  -------------------  -------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  863               65,221               64,307
                                                         -------------------  -------------------  -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               21,593                8,927               17,929
   Net transfers (including fixed account).............                   --                  262            (352,405)
   Policy charges......................................             (15,394)             (19,291)             (23,445)
   Transfers for policy benefits and terminations......            (106,582)                (964)             (25,992)
                                                         -------------------  -------------------  -------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................            (100,383)             (11,066)            (383,913)
                                                         -------------------  -------------------  -------------------
      Net increase (decrease) in net assets............             (99,520)               54,155            (319,606)
NET ASSETS:
   Beginning of year...................................              604,552              550,397              870,003
                                                         -------------------  -------------------  -------------------
   End of year.........................................  $           505,032  $           604,552  $           550,397
                                                         ===================  ===================  ===================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                                   JANUS ASPEN JANUS
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                    2014
                                                         ---------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               1,500   $               2,968   $              1,630
   Net realized gains (losses).........................                 62,341                 102,491                 41,098
   Change in unrealized gains (losses) on investments..               (66,733)                (79,472)                 12,182
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                (2,892)                  25,987                 54,910
                                                         ---------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  3,252                   6,990                 11,134
   Net transfers (including fixed account).............                     --                      --                     --
   Policy charges......................................               (11,346)                (16,553)               (15,340)
   Transfers for policy benefits and terminations......              (187,482)                (26,764)                (9,982)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (195,576)                (36,327)               (14,188)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............              (198,468)                (10,340)                 40,722
NET ASSETS:
   Beginning of year...................................                469,667                 480,007                439,285
                                                         ---------------------   ---------------------   --------------------
   End of year.........................................  $             271,199   $             469,667   $            480,007
                                                         =====================   =====================   ====================

                                                                                 JANUS ASPEN OVERSEAS
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2016                   2015                    2014
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               1,672   $                 225   $               1,960
   Net realized gains (losses).........................                (6,520)                 (4,794)                   2,312
   Change in unrealized gains (losses) on investments..                  1,900                     363                (10,605)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                (2,948)                 (4,206)                 (6,333)
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 21,555                   5,534                   5,199
   Net transfers (including fixed account).............                     --                      --                      --
   Policy charges......................................                (6,610)                 (7,590)                 (9,034)
   Transfers for policy benefits and terminations......                (4,970)                 (5,157)                (11,226)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                  9,975                 (7,213)                (15,061)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                  7,027                (11,419)                (21,394)
NET ASSETS:
   Beginning of year...................................                 36,023                  47,442                  68,836
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $              43,050   $              36,023   $              47,442
                                                         =====================   =====================   =====================

                                                                                 MFS VIT GLOBAL EQUITY
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                    2014
                                                         --------------------    --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,326    $              1,587    $                974
   Net realized gains (losses).........................                10,426                   8,958                   4,384
   Change in unrealized gains (losses) on investments..                   736                (14,256)                   1,213
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                12,488                 (3,711)                   6,571
                                                         --------------------    --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                27,743                  10,152                     938
   Net transfers (including fixed account).............                 (176)                 (8,832)                     329
   Policy charges......................................               (4,103)                 (4,102)                 (3,867)
   Transfers for policy benefits and terminations......                    --                   (175)                      --
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                23,464                 (2,957)                 (2,600)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets.............                35,952                 (6,668)                   3,971
NET ASSETS:
   Beginning of year...................................               182,623                 189,291                 185,320
                                                         --------------------    --------------------    --------------------
   End of year.........................................  $            218,575    $            182,623    $            189,291
                                                         ====================    ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                                 MFS VIT NEW DISCOVERY
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                  --   $                 --   $                  --
   Net realized gains (losses).........................                  9,227                  7,331                  46,796
   Change in unrealized gains (losses) on investments..                  7,467               (11,470)                (63,957)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 16,694                (4,139)                (17,161)
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                     --                      --
   Net transfers (including fixed account).............                     --                     --                      --
   Policy charges......................................                (6,581)                (6,330)                 (6,047)
   Transfers for policy benefits and terminations......                   (38)                   (52)                    (56)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                (6,619)                (6,382)                 (6,103)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............                 10,075               (10,521)                (23,264)
NET ASSETS:
   Beginning of year...................................                196,330                206,851                 230,115
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $             206,405   $            196,330   $             206,851
                                                         =====================   ====================   =====================

                                                                                    MFS VIT VALUE
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                   2015                    2014
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                369   $                439    $                285
   Net realized gains (losses).........................                 2,248                  1,896                   1,241
   Change in unrealized gains (losses) on investments..                  (76)                (2,518)                     559
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 2,541                  (183)                   2,085
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    --                     --                      --
   Net transfers (including fixed account).............                    --                     --                     166
   Policy charges......................................               (2,348)                (2,032)                 (1,886)
   Transfers for policy benefits and terminations......                    --                     --                      --
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (2,348)                (2,032)                 (1,720)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                   193                (2,215)                     365
NET ASSETS:
   Beginning of year...................................                19,852                 22,067                  21,702
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $             20,045   $             19,852    $             22,067
                                                         ====================   ====================    ====================

                                                                                 MFS VIT II HIGH YIELD
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                    2014
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               9,347   $              9,868   $               8,003
   Net realized gains (losses).........................                  (220)                   (99)                      25
   Change in unrealized gains (losses) on investments..                  9,158               (16,013)                 (4,175)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 18,285                (6,244)                   3,853
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                     --                      --
   Net transfers (including fixed account).............                      1                   (33)                 (4,330)
   Policy charges......................................                (2,483)                (2,300)                 (2,228)
   Transfers for policy benefits and terminations......                     --                     --                 (2,771)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                (2,482)                (2,333)                 (9,329)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............                 15,803                (8,577)                 (5,476)
NET ASSETS:
   Beginning of year...................................                135,308                143,885                 149,361
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $             151,111   $            135,308   $             143,885
                                                         =====================   ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                           MIST AB GLOBAL DYNAMIC ALLOCATION
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                    2014
                                                         --------------------    --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                977    $              2,180    $                860
   Net realized gains (losses).........................                   430                   2,222                     991
   Change in unrealized gains (losses) on investments..                   769                 (4,443)                   1,384
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 2,176                    (41)                   3,235
                                                         --------------------    --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                15,256                  16,182                  11,361
   Net transfers (including fixed account).............               (2,468)                   8,940                   7,219
   Policy charges......................................               (8,319)                 (9,589)                 (5,606)
   Transfers for policy benefits and terminations......               (5,916)                 (4,204)                   (552)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (1,447)                  11,329                  12,422
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets.............                   729                  11,288                  15,657
NET ASSETS:
   Beginning of year...................................                61,181                  49,893                  34,236
                                                         --------------------    --------------------    --------------------
   End of year.........................................  $             61,910    $             61,181    $             49,893
                                                         ====================    ====================    ====================

                                                                MIST ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                  2014 (a)
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                   2   $                 21    $                 --
   Net realized gains (losses).........................                   (12)                  (259)                       1
   Change in unrealized gains (losses) on investments..                     80                   (72)                       1
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                     70                  (310)                       2
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  3,715                  1,892                     104
   Net transfers (including fixed account).............                    274                  1,102                      19
   Policy charges......................................                (1,293)                  (645)                    (48)
   Transfers for policy benefits and terminations......                     --                   (95)                     (1)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                  2,696                  2,254                      74
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                  2,766                  1,944                      76
NET ASSETS:
   Beginning of year...................................                  2,020                     76                      --
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $               4,786   $              2,020    $                 76
                                                         =====================   ====================    ====================

                                                                        MIST AMERICAN FUNDS BALANCED ALLOCATION
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             18,208   $              15,506   $              13,034
   Net realized gains (losses).........................                76,946                  49,693                  84,942
   Change in unrealized gains (losses) on investments..              (22,963)                (69,036)                (47,376)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                72,191                 (3,837)                  50,600
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                85,094                 112,261                 120,077
   Net transfers (including fixed account).............                21,073                (10,152)                (11,952)
   Policy charges......................................              (69,192)                (60,959)                (53,306)
   Transfers for policy benefits and terminations......              (12,455)                (19,938)                (19,004)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                24,520                  21,212                  35,815
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                96,711                  17,375                  86,415
NET ASSETS:
   Beginning of year...................................               894,053                 876,678                 790,263
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $            990,764   $             894,053   $             876,678
                                                         ====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                         MIST AMERICAN FUNDS GROWTH ALLOCATION
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             26,959    $             24,524   $             20,605
   Net realized gains (losses).........................               160,188                 110,834                262,844
   Change in unrealized gains (losses) on investments..              (37,021)               (141,365)              (180,168)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               150,126                 (6,007)                103,281
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               271,362                 284,585                260,494
   Net transfers (including fixed account).............                26,046                (51,416)                (3,533)
   Policy charges......................................             (153,833)               (138,948)              (136,198)
   Transfers for policy benefits and terminations......              (70,269)                (45,437)              (219,541)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                73,306                  48,784               (98,778)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............               223,432                  42,777                  4,503
NET ASSETS:
   Beginning of year...................................             1,538,114               1,495,337              1,490,834
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $          1,761,546    $          1,538,114   $          1,495,337
                                                         ====================    ====================   ====================

                                                                       MIST AMERICAN FUNDS MODERATE ALLOCATION
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2016                   2015                   2014
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             23,999   $             17,019   $             15,920
   Net realized gains (losses).........................                67,729                 52,885                 82,935
   Change in unrealized gains (losses) on investments..              (16,232)               (73,320)               (41,113)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                75,496                (3,416)                 57,742
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               234,792                222,467                248,387
   Net transfers (including fixed account).............                22,400                 58,079                 17,382
   Policy charges......................................             (128,785)              (117,193)              (114,645)
   Transfers for policy benefits and terminations......              (14,859)              (211,042)               (63,090)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               113,548               (47,689)                 88,034
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               189,044               (51,105)                145,776
NET ASSETS:
   Beginning of year...................................               969,592              1,020,697                874,921
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $          1,158,636   $            969,592   $          1,020,697
                                                         ====================   ====================   ====================

                                                                             MIST AQR GLOBAL RISK BALANCED
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --    $              7,434   $                 --
   Net realized gains (losses).........................               (7,843)                  10,796                    126
   Change in unrealized gains (losses) on investments..                18,548                (30,868)                  5,443
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                10,705                (12,638)                  5,569
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                40,240                  47,166                 59,198
   Net transfers (including fixed account).............              (10,383)                (53,166)               (15,436)
   Policy charges......................................              (20,166)                (21,458)               (22,230)
   Transfers for policy benefits and terminations......              (19,162)                 (5,275)                     --
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (9,471)                (32,733)                 21,532
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............                 1,234                (45,371)                 27,101
NET ASSETS:
   Beginning of year...................................               134,644                 180,015                152,914
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $            135,878    $            134,644   $            180,015
                                                         ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                        MIST BLACKROCK GLOBAL TACTICAL STRATEGIES
                                                                                   INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2016                    2015                    2014
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               4,216   $               3,577   $               1,792
   Net realized gains (losses).........................                 23,013                   9,345                   8,814
   Change in unrealized gains (losses) on investments..               (13,208)                (14,933)                 (1,686)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 14,021                 (2,011)                   8,920
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 84,543                  68,269                  71,428
   Net transfers (including fixed account).............                 26,959                     617                  30,488
   Policy charges......................................               (25,547)                (22,928)                (18,675)
   Transfers for policy benefits and terminations......                (9,699)                 (8,345)                 (3,178)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 76,256                  37,613                  80,063
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                 90,277                  35,602                  88,983
NET ASSETS:
   Beginning of year...................................                227,159                 191,557                 102,574
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             317,436   $             227,159   $             191,557
                                                         =====================   =====================   =====================

                                                                            MIST CLARION GLOBAL REAL ESTATE
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2016                    2015                    2014
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             650,259   $           1,202,742   $             480,465
   Net realized gains (losses).........................                 31,945                  48,531                 314,419
   Change in unrealized gains (losses) on investments..              (362,033)             (1,654,271)               3,062,383
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                320,171               (402,998)               3,857,267
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              2,067,349               2,178,317               2,319,909
   Net transfers (including fixed account).............              (931,910)               (643,155)               1,111,969
   Policy charges......................................            (1,519,377)             (1,546,835)             (1,557,429)
   Transfers for policy benefits and terminations......            (1,814,112)             (1,529,344)             (1,760,827)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (2,198,050)             (1,541,017)                 113,622
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............            (1,877,879)             (1,944,015)               3,970,889
NET ASSETS:
   Beginning of year...................................             29,524,589              31,468,604              27,497,715
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $          27,646,710   $          29,524,589   $          31,468,604
                                                         =====================   =====================   =====================

                                                                          MIST CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2016                    2015                    2014
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             233,927   $             153,096   $              36,831
   Net realized gains (losses).........................                970,623               1,820,551                 867,002
   Change in unrealized gains (losses) on investments..              (103,509)             (3,670,688)               5,750,935
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................              1,101,041             (1,697,041)               6,654,768
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              3,112,659               3,350,304               2,789,219
   Net transfers (including fixed account).............            (1,658,736)               (548,727)              20,585,269
   Policy charges......................................            (2,334,139)             (2,487,088)             (2,040,428)
   Transfers for policy benefits and terminations......            (2,140,654)             (2,989,221)             (2,395,229)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (3,020,870)             (2,674,732)              18,938,831
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............            (1,919,829)             (4,371,773)              25,593,599
NET ASSETS:
   Beginning of year...................................             42,906,771              47,278,544              21,684,945
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $          40,986,942   $          42,906,771   $          47,278,544
                                                         =====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                           MIST HARRIS OAKMARK INTERNATIONAL
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            812,952   $           1,300,814   $           1,043,576
   Net realized gains (losses).........................             1,774,522               3,930,024               5,879,910
   Change in unrealized gains (losses) on investments..               446,527             (6,964,997)             (9,320,626)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................             3,034,001             (1,734,159)             (2,397,140)
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,947,689               3,189,787               3,289,660
   Net transfers (including fixed account).............             (726,193)                  74,671             (7,351,245)
   Policy charges......................................           (1,927,311)             (2,084,965)             (2,202,103)
   Transfers for policy benefits and terminations......           (2,331,900)             (2,507,280)             (2,639,180)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (2,037,715)             (1,327,787)             (8,902,868)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............               996,286             (3,061,946)            (11,300,008)
NET ASSETS:
   Beginning of year...................................            38,468,820              41,530,766              52,830,774
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $         39,465,106   $          38,468,820   $          41,530,766
                                                         ====================   =====================   =====================

                                                                        MIST INVESCO BALANCED-RISK ALLOCATION
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                   2015                    2014
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 63   $               1,200   $                 --
   Net realized gains (losses).........................                 (528)                   1,727                  1,265
   Change in unrealized gains (losses) on investments..                 4,887                 (4,753)                    178
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 4,422                 (1,826)                  1,443
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                15,956                  16,400                 11,849
   Net transfers (including fixed account).............               (1,153)                   2,103                (2,709)
   Policy charges......................................               (5,759)                 (5,388)                (4,305)
   Transfers for policy benefits and terminations......               (6,082)                 (3,815)                     --
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 2,962                   9,300                  4,835
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............                 7,384                   7,474                  6,278
NET ASSETS:
   Beginning of year...................................                38,475                  31,001                 24,723
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $             45,859   $              38,475   $             31,001
                                                         ====================   =====================   ====================

                                                                              MIST INVESCO MID CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            650,034   $             563,734   $             562,138
   Net realized gains (losses).........................             3,900,369               5,178,767              17,118,207
   Change in unrealized gains (losses) on investments..             7,673,646            (13,696,346)             (8,899,738)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................            12,224,049             (7,953,845)               8,780,607
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             5,540,189               5,923,611               6,274,639
   Net transfers (including fixed account).............           (1,504,903)                 396,833             (1,527,527)
   Policy charges......................................           (4,725,378)             (5,050,098)             (5,148,577)
   Transfers for policy benefits and terminations......           (5,462,656)             (5,269,245)             (5,635,566)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (6,152,748)             (3,998,899)             (6,037,031)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............             6,071,301            (11,952,744)               2,743,576
NET ASSETS:
   Beginning of year...................................            82,921,441              94,874,185              92,130,609
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $         88,992,742   $          82,921,441   $          94,874,185
                                                         ====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                            MIST INVESCO SMALL CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2016                   2015                   2014
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            (8,076)   $                487   $            (8,994)
   Net realized gains (losses).........................             1,026,683              1,775,499                970,370
   Change in unrealized gains (losses) on investments..             (318,719)            (1,866,286)              (438,103)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               699,888               (90,300)                523,273
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               407,148                432,154                458,397
   Net transfers (including fixed account).............             (213,557)              (314,953)                 80,982
   Policy charges......................................             (295,102)              (309,254)              (300,898)
   Transfers for policy benefits and terminations......             (427,897)              (252,225)              (288,293)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (529,408)              (444,278)               (49,812)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               170,480              (534,578)                473,461
NET ASSETS:
   Beginning of year...................................             6,552,111              7,086,689              6,613,228
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $          6,722,591   $          6,552,111   $          7,086,689
                                                         ====================   ====================   ====================

                                                                        MIST JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              3,855    $              5,107   $              1,679
   Net realized gains (losses).........................                 2,581                   8,733                  5,242
   Change in unrealized gains (losses) on investments..               (1,187)                (12,813)                  2,680
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 5,249                   1,027                  9,601
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                41,651                  43,757                 41,753
   Net transfers (including fixed account).............                 2,362                 (2,180)                 31,866
   Policy charges......................................              (25,382)                (25,286)               (21,706)
   Transfers for policy benefits and terminations......               (6,113)                 (2,835)                  (786)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                12,518                  13,456                 51,127
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............                17,767                  14,483                 60,728
NET ASSETS:
   Beginning of year...................................               185,624                 171,141                110,413
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $            203,391    $            185,624   $            171,141
                                                         ====================    ====================   ====================

                                                                             MIST JPMORGAN SMALL CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              6,286    $              4,196   $              2,563
   Net realized gains (losses).........................                24,634                  25,929                 30,329
   Change in unrealized gains (losses) on investments..                79,671                (52,802)               (18,929)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               110,591                (22,677)                 13,963
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                42,502                  42,823                 27,252
   Net transfers (including fixed account).............              (23,758)                  19,637                 42,989
   Policy charges......................................              (27,602)                (22,975)               (17,294)
   Transfers for policy benefits and terminations......               (2,886)                 (1,767)               (26,298)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (11,744)                  37,718                 26,649
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............                98,847                  15,041                 40,612
NET ASSETS:
   Beginning of year...................................               310,452                 295,411                254,799
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $            409,299    $            310,452   $            295,411
                                                         ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                           MIST LOOMIS SAYLES GLOBAL MARKETS
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              6,758    $              7,875   $              9,637
   Net realized gains (losses).........................                12,698                  18,423                  4,771
   Change in unrealized gains (losses) on investments..               (1,350)                (13,993)                  1,137
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                18,106                  12,305                 15,545
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                52,697                  43,858                 52,562
   Net transfers (including fixed account).............                16,922                 (6,677)                  9,314
   Policy charges......................................              (36,634)                (35,911)               (34,455)
   Transfers for policy benefits and terminations......               (6,534)               (109,930)               (37,846)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                26,451               (108,660)               (10,425)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............                44,557                (96,355)                  5,120
NET ASSETS:
   Beginning of year...................................               327,025                 423,380                418,260
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $            371,582    $            327,025   $            423,380
                                                         ====================    ====================   ====================

                                                                      MIST MET/ABERDEEN EMERGING MARKETS EQUITY
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2016                   2015                   2014
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              6,049   $             10,228   $              2,914
   Net realized gains (losses).........................              (30,698)                (4,559)                (2,174)
   Change in unrealized gains (losses) on investments..                89,323               (82,085)               (31,587)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                64,674               (76,416)               (30,847)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               132,505                116,005                130,260
   Net transfers (including fixed account).............                50,504                 29,215                193,175
   Policy charges......................................              (33,644)               (40,363)               (35,736)
   Transfers for policy benefits and terminations......             (100,287)               (11,079)                (8,565)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                49,078                 93,778                279,134
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               113,752                 17,362                248,287
NET ASSETS:
   Beginning of year...................................               538,485                521,123                272,836
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            652,237   $            538,485   $            521,123
                                                         ====================   ====================   ====================

                                                                         MIST MET/TEMPLETON INTERNATIONAL BOND
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         ---------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                  --   $             16,491   $              6,729
   Net realized gains (losses).........................                (1,685)                (5,183)                      6
   Change in unrealized gains (losses) on investments..                  4,976               (19,099)                (3,576)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  3,291                (7,791)                  3,159
                                                         ---------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 49,471                 46,145                 40,184
   Net transfers (including fixed account).............                 10,118                (9,888)                 57,850
   Policy charges......................................               (19,999)               (17,243)               (12,411)
   Transfers for policy benefits and terminations......                (7,706)                (1,587)                (1,693)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 31,884                 17,427                 83,930
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                 35,175                  9,636                 87,089
NET ASSETS:
   Beginning of year...................................                183,501                173,865                 86,776
                                                         ---------------------   --------------------   --------------------
   End of year.........................................  $             218,676   $            183,501   $            173,865
                                                         =====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                        MIST MET/WELLINGTON LARGE CAP RESEARCH
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          7,597,726   $           1,822,832   $           1,625,933
   Net realized gains (losses).........................            31,080,785              36,321,046               5,779,958
   Change in unrealized gains (losses) on investments..           (8,253,818)            (21,509,605)              41,616,595
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................            30,424,693              16,634,273              49,022,486
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            24,784,013              25,871,596              26,924,187
   Net transfers (including fixed account).............           (2,994,332)             (1,616,660)                 566,938
   Policy charges......................................          (26,012,789)            (25,907,001)            (25,639,658)
   Transfers for policy benefits and terminations......          (21,189,207)            (22,796,743)            (23,789,708)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (25,412,315)            (24,448,808)            (21,938,241)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............             5,012,378             (7,814,535)              27,084,245
NET ASSETS:
   Beginning of year...................................           404,612,655             412,427,190             385,342,945
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $        409,625,033   $         404,612,655   $         412,427,190
                                                         ====================   =====================   =====================

                                                                           MIST METLIFE ASSET ALLOCATION 100
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            509,053   $             306,462   $             165,509
   Net realized gains (losses).........................             2,766,221               1,897,763                 437,534
   Change in unrealized gains (losses) on investments..           (1,391,486)             (2,617,113)                 404,377
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,883,788               (412,888)               1,007,420
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,219,202               2,468,258               2,400,839
   Net transfers (including fixed account).............             (470,839)               (542,629)                 489,496
   Policy charges......................................           (1,181,948)             (1,172,423)             (1,133,365)
   Transfers for policy benefits and terminations......           (1,188,155)               (791,081)             (1,142,502)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (621,740)                (37,875)                 614,468
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............             1,262,048               (450,763)               1,621,888
NET ASSETS:
   Beginning of year...................................            20,442,577              20,893,340              19,271,452
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $         21,704,625   $          20,442,577   $          20,893,340
                                                         ====================   =====================   =====================

                                                                              MIST METLIFE BALANCED PLUS
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              7,951    $              4,773   $               2,715
   Net realized gains (losses).........................                 2,123                  10,549                  12,256
   Change in unrealized gains (losses) on investments..                12,397                (26,058)                   (517)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                22,471                (10,736)                  14,454
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                69,223                  60,907                  41,771
   Net transfers (including fixed account).............                10,477                  16,180                 106,162
   Policy charges......................................              (34,809)                (31,093)                (21,052)
   Transfers for policy benefits and terminations......              (11,096)                (10,066)                      --
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                33,795                  35,928                 126,881
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............                56,266                  25,192                 141,335
NET ASSETS:
   Beginning of year...................................               260,693                 235,501                  94,166
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $            316,959    $            260,693   $             235,501
                                                         ====================    ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                        MIST METLIFE MULTI-INDEX TARGETED RISK
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2016                   2015                    2014
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               1,944   $              1,398    $                 --
   Net realized gains (losses).........................                   (37)                  4,170                     262
   Change in unrealized gains (losses) on investments..                  4,590                (7,672)                   4,343
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  6,497                (2,104)                   4,605
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 27,195                 18,161                   7,295
   Net transfers (including fixed account).............                 14,107                 13,332                 111,732
   Policy charges......................................               (14,951)               (11,516)                 (4,904)
   Transfers for policy benefits and terminations......                  (583)                (3,193)                      --
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 25,768                 16,784                 114,123
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                 32,265                 14,680                 118,728
NET ASSETS:
   Beginning of year...................................                136,087                121,407                   2,679
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $             168,352   $            136,087    $            121,407
                                                         =====================   ====================    ====================

                                                                             MIST METLIFE SMALL CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              8,421   $                 800   $                366
   Net realized gains (losses).........................               (9,536)                 312,062                 71,109
   Change in unrealized gains (losses) on investments..               191,373               (358,930)               (58,142)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               190,258                (46,068)                 13,333
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                27,558                   9,270                 16,136
   Net transfers (including fixed account).............             (158,661)                   (679)               (61,174)
   Policy charges......................................              (18,270)                (21,127)               (21,735)
   Transfers for policy benefits and terminations......              (68,518)                 (3,611)               (40,137)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (217,891)                (16,147)              (106,910)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............              (27,633)                (62,215)               (93,577)
NET ASSETS:
   Beginning of year...................................               802,028                 864,243                957,820
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $            774,395   $             802,028   $            864,243
                                                         ====================   =====================   ====================

                                                                           MIST MFS RESEARCH INTERNATIONAL
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                   2015                    2014
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            363,202   $             548,242   $            464,648
   Net realized gains (losses).........................             (113,918)                  34,366                144,798
   Change in unrealized gains (losses) on investments..             (396,420)               (864,226)            (2,026,000)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (147,136)               (281,618)            (1,416,554)
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,065,950               1,136,865              1,202,389
   Net transfers (including fixed account).............             (137,625)               (166,293)              (150,627)
   Policy charges......................................             (829,989)               (883,299)              (914,533)
   Transfers for policy benefits and terminations......             (900,863)               (790,282)              (948,026)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (802,527)               (703,009)              (810,797)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............             (949,663)               (984,627)            (2,227,351)
NET ASSETS:
   Beginning of year...................................            18,155,763              19,140,390             21,367,741
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $         17,206,100   $          18,155,763   $         19,140,390
                                                         ====================   =====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                         MIST MORGAN STANLEY MID CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                   2015                    2014
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (581,093)   $          (686,901)    $          (584,279)
   Net realized gains (losses).........................             3,185,085              4,836,759               5,665,992
   Change in unrealized gains (losses) on investments..          (20,525,720)           (15,427,415)             (2,867,790)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................          (17,921,728)           (11,277,557)               2,213,923
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            17,390,742             17,952,987              18,859,785
   Net transfers (including fixed account).............           (2,231,512)            (1,160,187)             (2,225,968)
   Policy charges......................................          (12,792,889)           (13,674,535)            (14,270,234)
   Transfers for policy benefits and terminations......          (10,991,989)           (13,144,136)            (15,106,139)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (8,625,648)           (10,025,871)            (12,742,556)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............          (26,547,376)           (21,303,428)            (10,528,633)
NET ASSETS:
   Beginning of year...................................           212,581,898            233,885,326             244,413,959
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $        186,034,522   $        212,581,898    $        233,885,326
                                                         ====================   ====================    ====================

                                                                            MIST OPPENHEIMER GLOBAL EQUITY
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            427,792    $            504,420   $            415,696
   Net realized gains (losses).........................             3,311,875               2,578,733              2,942,391
   Change in unrealized gains (losses) on investments..           (3,785,262)             (1,183,054)            (2,309,701)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (45,595)               1,900,099              1,048,386
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,752,403               2,885,208              3,247,625
   Net transfers (including fixed account).............           (1,108,515)               1,263,650              (469,967)
   Policy charges......................................           (2,302,561)             (2,404,251)            (2,381,921)
   Transfers for policy benefits and terminations......           (2,511,117)             (2,602,123)            (3,500,487)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (3,169,790)               (857,516)            (3,104,750)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............           (3,215,385)               1,042,583            (2,056,364)
NET ASSETS:
   Beginning of year...................................            49,473,104              48,430,521             50,486,885
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $         46,257,719    $         49,473,104   $         48,430,521
                                                         ====================    ====================   ====================

                                                             MIST PANAGORA GLOBAL DIVERSIFIED RISK
                                                                      INVESTMENT DIVISION
                                                         -------------------------------------------
                                                                 2016                 2015 (d)
                                                         --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --   $                 50
   Net realized gains (losses).........................                     1                  (295)
   Change in unrealized gains (losses) on investments..                   (1)                      1
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                    --                  (244)
                                                         --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    29                     41
   Net transfers (including fixed account).............                    --                    440
   Policy charges......................................                  (24)                   (64)
   Transfers for policy benefits and terminations......                    --                  (163)
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                     5                    254
                                                         --------------------   --------------------
     Net increase (decrease) in net assets.............                     5                     10
NET ASSETS:
   Beginning of year...................................                    10                     --
                                                         --------------------   --------------------
   End of year.........................................  $                 15   $                 10
                                                         ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                         MIST PIMCO INFLATION PROTECTED BOND
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2016                   2015                   2014
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (17,989)   $            540,055   $            191,714
   Net realized gains (losses).........................             (134,822)              (211,211)              (162,419)
   Change in unrealized gains (losses) on investments..               652,775              (655,945)                319,472
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               499,964              (327,101)                348,767
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               856,782                942,996              1,086,624
   Net transfers (including fixed account).............              (25,570)              (578,943)                 31,773
   Policy charges......................................             (670,606)              (670,899)              (712,219)
   Transfers for policy benefits and terminations......             (448,728)              (496,484)              (690,467)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (288,122)              (803,330)              (284,289)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               211,842            (1,130,431)                 64,478
NET ASSETS:
   Beginning of year...................................            10,147,547             11,277,978             11,213,500
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         10,359,389   $         10,147,547   $         11,277,978
                                                         ====================   ====================   ====================

                                                                               MIST PIMCO TOTAL RETURN
                                                                                 INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2016                   2015                   2014
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,176,644   $          2,443,284   $         1,198,857
   Net realized gains (losses).........................             (107,899)                504,809                36,542
   Change in unrealized gains (losses) on investments..               134,407            (2,854,535)               873,849
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,203,152                 93,558             2,109,248
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             3,607,110              3,809,014             4,163,684
   Net transfers (including fixed account).............             (511,885)            (1,054,727)           (3,229,896)
   Policy charges......................................           (2,866,241)            (2,872,640)           (3,052,766)
   Transfers for policy benefits and terminations......           (2,911,492)            (2,635,927)           (2,972,047)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (2,682,508)            (2,754,280)           (5,091,025)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............           (1,479,356)            (2,660,722)           (2,981,777)
NET ASSETS:
   Beginning of year...................................            44,320,248             46,980,970            49,962,747
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $         42,840,892   $         44,320,248   $        46,980,970
                                                         ====================   ====================   ===================

                                                                             MIST PYRAMIS MANAGED RISK
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                2016                   2015                   2014
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                47    $                86   $                 --
   Net realized gains (losses).........................                    7                    978                     10
   Change in unrealized gains (losses) on investments..                  239                  (255)                     48
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  293                    809                     58
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                6,148                  3,971                  1,546
   Net transfers (including fixed account).............                  421                     96                    189
   Policy charges......................................              (1,837)                (2,087)                  (516)
   Transfers for policy benefits and terminations......                (196)                  (755)                     --
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                4,536                  1,225                  1,219
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............                4,829                  2,034                  1,277
NET ASSETS:
   Beginning of year...................................                3,609                  1,575                    298
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $             8,438    $             3,609   $              1,575
                                                         ===================    ===================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                         MIST SCHRODERS GLOBAL MULTI-ASSET
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                2016                   2015                   2014
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               675   $                467   $                398
   Net realized gains (losses).........................                  647                  1,436                  1,257
   Change in unrealized gains (losses) on investments..                1,558                (2,611)                    553
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                2,880                  (708)                  2,208
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               20,016                 11,927                  9,093
   Net transfers (including fixed account).............                3,252                    948                  3,198
   Policy charges......................................              (7,221)                (5,687)                (5,139)
   Transfers for policy benefits and terminations......              (4,272)                  (605)                  (239)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               11,775                  6,583                  6,913
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               14,655                  5,875                  9,121
NET ASSETS:
   Beginning of year...................................               37,661                 31,786                 22,665
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $            52,316   $             37,661   $             31,786
                                                         ===================   ====================   ====================

                                                                           MIST SSGA GROWTH AND INCOME ETF
                                                                                 INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2016                   2015                  2014
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            193,418   $            191,488   $           185,874
   Net realized gains (losses).........................               422,233                507,278               630,738
   Change in unrealized gains (losses) on investments..             (166,860)              (845,948)             (350,740)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................               448,791              (147,182)               465,872
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               817,890                902,958               906,155
   Net transfers (including fixed account).............              (55,673)               (56,759)             (356,847)
   Policy charges......................................             (475,048)              (487,928)             (484,443)
   Transfers for policy benefits and terminations......             (255,414)              (287,368)             (640,439)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                31,755                 70,903             (575,574)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............               480,546               (76,279)             (109,702)
NET ASSETS:
   Beginning of year...................................             7,641,743              7,718,022             7,827,724
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $          8,122,289   $          7,641,743   $         7,718,022
                                                         ====================   ====================   ===================

                                                                                MIST SSGA GROWTH ETF
                                                                                 INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2016                   2015                   2014
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            152,958   $            144,898   $           110,880
   Net realized gains (losses).........................               388,499                399,376               458,401
   Change in unrealized gains (losses) on investments..             (116,079)              (699,498)             (255,403)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................               425,378              (155,224)               313,878
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               957,099              1,101,174             1,072,149
   Net transfers (including fixed account).............             (419,927)                 27,146               369,458
   Policy charges......................................             (381,379)              (371,675)             (333,333)
   Transfers for policy benefits and terminations......             (150,373)              (335,865)             (546,709)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 5,420                420,780               561,565
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............               430,798                265,556               875,443
NET ASSETS:
   Beginning of year...................................             6,711,219              6,445,663             5,570,220
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $          7,142,017   $          6,711,219   $         6,445,663
                                                         ====================   ====================   ===================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                          MIST T. ROWE PRICE LARGE CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                    2014
                                                         --------------------    --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             63,487    $             36,741    $             32,258
   Net realized gains (losses).........................               264,852                  91,303                   6,947
   Change in unrealized gains (losses) on investments..                 1,148               (197,956)                 244,232
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               329,487                (69,912)                 283,437
                                                         --------------------    --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 4,540                   7,472                   3,948
   Net transfers (including fixed account).............                57,340               (203,997)                 113,630
   Policy charges......................................              (30,407)                (30,931)                (30,992)
   Transfers for policy benefits and terminations......              (63,517)                (68,966)                   (119)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (32,044)               (296,422)                  86,467
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets.............               297,443               (366,334)                 369,904
NET ASSETS:
   Beginning of year...................................             2,029,557               2,395,891               2,025,987
                                                         --------------------    --------------------    --------------------
   End of year.........................................  $          2,327,000    $          2,029,557    $          2,395,891
                                                         ====================    ====================    ====================

                                                                            MIST T. ROWE PRICE MID CAP GROWTH
                                                                                   INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2016                    2015                    2014
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            (45,975)   $            (45,309)   $            (39,978)
   Net realized gains (losses).........................              5,204,270               5,782,950               3,333,489
   Change in unrealized gains (losses) on investments..            (3,017,999)             (3,612,484)                 275,430
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................              2,140,296               2,125,157               3,568,941
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              2,103,996               2,017,424               1,971,641
   Net transfers (including fixed account).............                419,067               2,394,912               1,134,159
   Policy charges......................................            (1,724,543)             (1,635,548)             (1,470,638)
   Transfers for policy benefits and terminations......            (2,214,117)             (2,115,852)             (1,719,618)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (1,415,597)                 660,936                (84,456)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                724,699               2,786,093               3,484,485
NET ASSETS:
   Beginning of year...................................             34,019,234              31,233,141              27,748,656
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $          34,743,933   $          34,019,234   $          31,233,141
                                                         =====================   =====================   =====================

                                                                         MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                   INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2016                    2015                    2014
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             447,534   $             519,877   $             411,479
   Net realized gains (losses).........................              (310,525)               (206,507)               (176,452)
   Change in unrealized gains (losses) on investments..              1,728,920             (1,227,962)             (1,735,615)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................              1,865,929               (914,592)             (1,500,588)
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              3,389,861               3,575,231               3,833,062
   Net transfers (including fixed account).............              (547,175)               (179,571)               (778,376)
   Policy charges......................................            (2,612,067)             (2,610,457)             (2,744,350)
   Transfers for policy benefits and terminations......            (2,000,028)             (2,221,523)             (2,453,566)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (1,769,409)             (1,436,320)             (2,143,230)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                 96,520             (2,350,912)             (3,643,818)
NET ASSETS:
   Beginning of year...................................             38,861,610              41,212,522              44,856,340
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $          38,958,130   $          38,861,610   $          41,212,522
                                                         =====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                           MSF BARCLAYS AGGREGATE BOND INDEX
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                  2016                   2015                   2014
                                                         ---------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           3,516,381   $          3,706,067   $          3,602,466
   Net realized gains (losses).........................                157,844                111,155                 62,943
   Change in unrealized gains (losses) on investments..              (713,953)            (3,467,125)              3,247,015
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              2,960,272                350,097              6,912,424
                                                         ---------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             10,321,297             10,650,517             10,905,300
   Net transfers (including fixed account).............              1,939,507              (390,145)              8,138,349
   Policy charges......................................            (8,491,979)            (8,265,344)            (8,147,634)
   Transfers for policy benefits and terminations......            (6,293,235)            (6,269,190)            (8,356,763)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (2,524,410)            (4,274,162)              2,539,252
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                435,862            (3,924,065)              9,451,676
NET ASSETS:
   Beginning of year...................................            126,951,477            130,875,542            121,423,866
                                                         ---------------------   --------------------   --------------------
   End of year.........................................  $         127,387,339   $        126,951,477   $        130,875,542
                                                         =====================   ====================   ====================

                                                                              MSF BLACKROCK BOND INCOME
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                   2015                    2014
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          2,253,120   $           2,849,615   $          2,540,384
   Net realized gains (losses).........................                30,488                 913,996                 70,435
   Change in unrealized gains (losses) on investments..              (97,803)             (3,544,439)              2,699,020
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             2,185,805                 219,172              5,309,839
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             6,132,147               6,361,507              6,564,554
   Net transfers (including fixed account).............               326,685             (1,236,326)              (132,609)
   Policy charges......................................           (5,607,933)             (5,484,593)            (5,530,279)
   Transfers for policy benefits and terminations......           (4,113,027)             (4,302,406)            (4,664,936)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (3,262,128)             (4,661,818)            (3,763,270)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............           (1,076,323)             (4,442,646)              1,546,569
NET ASSETS:
   Beginning of year...................................            78,353,726              82,796,372             81,249,803
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $         77,277,403   $          78,353,726   $         82,796,372
                                                         ====================   =====================   ====================

                                                                         MSF BLACKROCK CAPITAL APPRECIATION
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                   2015                    2014
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            (9,977)   $            (10,693)   $            (2,468)
   Net realized gains (losses).........................             1,047,770               2,022,735              3,803,528
   Change in unrealized gains (losses) on investments..           (1,066,351)             (1,407,738)            (2,831,679)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (28,558)                 604,304                969,381
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               736,403                 793,014                901,941
   Net transfers (including fixed account).............               (3,208)                 336,170           (11,673,050)
   Policy charges......................................             (570,923)               (588,991)              (632,673)
   Transfers for policy benefits and terminations......             (856,815)               (655,032)              (709,448)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (694,543)               (114,839)           (12,113,230)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............             (723,101)                 489,465           (11,143,849)
NET ASSETS:
   Beginning of year...................................            10,225,796               9,736,331             20,880,180
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $          9,502,695   $          10,225,796   $          9,736,331
                                                         ====================   =====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                            MSF BLACKROCK LARGE CAP VALUE
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2016                   2015                   2014
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            296,620   $            335,383   $            216,952
   Net realized gains (losses).........................             1,069,485              1,421,917              4,317,782
   Change in unrealized gains (losses) on investments..             1,883,740            (2,942,487)            (2,739,427)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             3,249,845            (1,185,187)              1,795,307
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,545,784              1,614,117              1,677,799
   Net transfers (including fixed account).............              (30,878)                139,650                458,183
   Policy charges......................................           (1,098,505)            (1,098,817)            (1,071,625)
   Transfers for policy benefits and terminations......           (1,075,384)            (1,132,285)            (1,236,456)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (658,983)              (477,335)              (172,099)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             2,590,862            (1,662,522)              1,623,208
NET ASSETS:
   Beginning of year...................................            18,418,261             20,080,783             18,457,575
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         21,009,123   $         18,418,261   $         20,080,783
                                                         ====================   ====================   ====================

                                                                         MSF BLACKROCK ULTRA-SHORT TERM BOND
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2016                   2015                   2014
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (18,384)   $           (35,014)   $           (38,422)
   Net realized gains (losses).........................                 3,712                     --                     --
   Change in unrealized gains (losses) on investments..                60,725                     --                     --
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                46,053               (35,014)               (38,422)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               567,291                476,089              2,264,640
   Net transfers (including fixed account).............           (1,366,452)            (4,569,788)              5,773,861
   Policy charges......................................             (907,994)              (886,480)            (1,047,919)
   Transfers for policy benefits and terminations......             (365,895)              (333,363)              (701,246)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (2,073,050)            (5,313,542)              6,289,336
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (2,026,997)            (5,348,556)              6,250,914
NET ASSETS:
   Beginning of year...................................            24,684,237             30,032,793             23,781,879
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         22,657,240   $         24,684,237   $         30,032,793
                                                         ====================   ====================   ====================

                                                                             MSF FRONTIER MID CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2016                   2015                   2014
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $        (1,459,027)   $        (1,605,819)   $        (1,529,952)
   Net realized gains (losses).........................            28,319,213             36,288,678             26,100,542
   Change in unrealized gains (losses) on investments..          (16,692,072)           (28,947,695)            (1,683,974)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            10,168,114              5,735,164             22,886,616
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            12,817,058             13,526,076             14,123,989
   Net transfers (including fixed account).............           (1,665,871)              (546,174)            (2,083,030)
   Policy charges......................................          (13,012,542)           (13,281,761)           (13,134,488)
   Transfers for policy benefits and terminations......          (10,971,677)           (13,018,169)           (14,207,419)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (12,833,032)           (13,320,028)           (15,300,948)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (2,664,918)            (7,584,864)              7,585,668
NET ASSETS:
   Beginning of year...................................           227,974,826            235,559,690            227,974,022
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        225,309,908   $        227,974,826   $        235,559,690
                                                         ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                                  MSF JENNISON GROWTH
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             52,283    $             49,690   $             43,836
   Net realized gains (losses).........................             3,125,595               4,130,001              1,760,217
   Change in unrealized gains (losses) on investments..           (3,197,364)             (1,789,865)                102,570
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (19,486)               2,389,826              1,906,623
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,333,946               1,340,497              1,453,986
   Net transfers (including fixed account).............                 2,483                 509,083                255,971
   Policy charges......................................           (1,218,365)             (1,224,290)            (1,193,061)
   Transfers for policy benefits and terminations......           (1,425,516)             (1,580,551)            (1,317,032)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,307,452)               (955,261)              (800,136)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............           (1,326,938)               1,434,565              1,106,487
NET ASSETS:
   Beginning of year...................................            24,295,178              22,860,613             21,754,126
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $         22,968,240    $         24,295,178   $         22,860,613
                                                         ====================    ====================   ====================

                                                                          MSF LOOMIS SAYLES SMALL CAP CORE
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                   2015                    2014
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             53,376   $             13,776   $            (14,295)
   Net realized gains (losses).........................             2,236,001              3,521,185               3,617,443
   Change in unrealized gains (losses) on investments..             1,915,532            (3,857,826)             (2,720,783)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................             4,204,909              (322,865)                 882,365
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,334,562              1,455,376               1,565,136
   Net transfers (including fixed account).............             (285,957)              (362,429)                (73,345)
   Policy charges......................................           (1,187,314)            (1,217,974)             (1,224,901)
   Transfers for policy benefits and terminations......           (1,306,062)            (1,348,393)             (1,266,842)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,444,771)            (1,473,420)               (999,952)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............             2,760,138            (1,796,285)               (117,587)
NET ASSETS:
   Beginning of year...................................            23,094,886             24,891,171              25,008,758
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $         25,855,024   $         23,094,886   $          24,891,171
                                                         ====================   ====================   =====================

                                                                         MSF LOOMIS SAYLES SMALL CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2016                   2015                   2014
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            (9,163)   $            (9,783)   $           (10,498)
   Net realized gains (losses).........................             1,222,132              1,804,809              1,860,548
   Change in unrealized gains (losses) on investments..             (582,015)            (1,598,061)            (1,752,743)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               630,954                196,965                 97,307
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               747,090                790,736                896,507
   Net transfers (including fixed account).............             (235,047)                 38,986              (421,247)
   Policy charges......................................             (586,052)              (610,291)              (607,725)
   Transfers for policy benefits and terminations......             (620,076)              (603,154)              (728,890)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (694,085)              (383,723)              (861,355)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              (63,131)              (186,758)              (764,048)
NET ASSETS:
   Beginning of year...................................            11,185,851             11,372,609             12,136,657
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         11,122,720   $         11,185,851   $         11,372,609
                                                         ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                             MSF MET/ARTISAN MID CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            573,294   $             651,607   $            401,768
   Net realized gains (losses).........................             6,376,782               8,080,747              1,070,144
   Change in unrealized gains (losses) on investments..             4,919,832            (14,388,947)              (313,797)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            11,869,908             (5,656,593)              1,158,115
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             3,977,996               4,248,709              4,484,293
   Net transfers (including fixed account).............             (613,228)               (532,025)              (394,233)
   Policy charges......................................           (3,245,776)             (3,288,323)            (3,529,069)
   Transfers for policy benefits and terminations......           (3,402,376)             (3,481,517)            (4,058,223)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (3,283,384)             (3,053,156)            (3,497,232)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............             8,586,524             (8,709,749)            (2,339,117)
NET ASSETS:
   Beginning of year...................................            53,555,874              62,265,623             64,604,740
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $         62,142,398   $          53,555,874   $         62,265,623
                                                         ====================   =====================   ====================

                                                                              MSF MET/WELLINGTON BALANCED
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          6,577,117    $          4,411,640   $          4,452,005
   Net realized gains (losses).........................            15,625,107              55,909,979              5,320,748
   Change in unrealized gains (losses) on investments..           (3,743,348)            (53,963,621)             19,346,415
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            18,458,876               6,357,998             29,119,168
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            21,296,974              22,226,199             23,111,609
   Net transfers (including fixed account).............           (1,837,317)             (1,114,111)            (2,156,943)
   Policy charges......................................          (22,205,884)            (22,125,724)           (22,284,172)
   Transfers for policy benefits and terminations......          (16,090,657)            (17,838,451)           (18,266,637)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (18,836,884)            (18,852,087)           (19,596,143)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............             (378,008)            (12,494,089)              9,523,025
NET ASSETS:
   Beginning of year...................................           299,841,089             312,335,178            302,812,153
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $        299,463,081    $        299,841,089   $        312,335,178
                                                         ====================    ====================   ====================

                                                                    MSF MET/WELLINGTON CORE EQUITY OPPORTUNITIES
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                   2015                    2014
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,122,364   $          1,263,131   $             451,613
   Net realized gains (losses).........................             3,128,463             26,124,464               7,756,545
   Change in unrealized gains (losses) on investments..               855,321           (25,717,218)               (869,547)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................             5,106,148              1,670,377               7,338,611
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             4,745,132              5,175,987               5,479,853
   Net transfers (including fixed account).............             (230,740)            (1,253,819)             (1,548,334)
   Policy charges......................................           (3,977,030)            (3,976,712)             (3,989,630)
   Transfers for policy benefits and terminations......           (4,646,198)            (4,646,062)             (4,457,258)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (4,108,836)            (4,700,606)             (4,515,369)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............               997,312            (3,030,229)               2,823,242
NET ASSETS:
   Beginning of year...................................            72,522,716             75,552,945              72,729,703
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $         73,520,028   $         72,522,716   $          75,552,945
                                                         ====================   ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                             MSF METLIFE ASSET ALLOCATION 20
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2016                     2015                    2014
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             177,898   $             116,446    $             201,461
   Net realized gains (losses).........................                122,062                 174,994                  239,244
   Change in unrealized gains (losses) on investments..               (54,551)               (309,762)                (203,125)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                245,409                (18,322)                  237,580
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                475,558                 514,400                  486,493
   Net transfers (including fixed account).............                274,364                  93,614                  224,914
   Policy charges......................................              (539,657)               (522,816)                (502,703)
   Transfers for policy benefits and terminations......              (823,306)               (165,837)                 (70,115)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................              (613,041)                (80,639)                  138,589
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............              (367,632)                (98,961)                  376,169
NET ASSETS:
   Beginning of year...................................              5,434,761               5,533,722                5,157,553
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $           5,067,129   $           5,434,761    $           5,533,722
                                                         =====================   =====================    =====================

                                                                             MSF METLIFE ASSET ALLOCATION 40
                                                                                   INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2016                     2015                    2014
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             365,152   $              29,433   $             273,153
   Net realized gains (losses).........................                649,364                 699,512                 467,475
   Change in unrealized gains (losses) on investments..              (402,883)               (854,363)               (270,968)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                611,633               (125,418)                 469,660
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                946,570                 952,025                 955,553
   Net transfers (including fixed account).............                238,465                 315,680                 607,149
   Policy charges......................................              (796,923)               (829,348)               (775,283)
   Transfers for policy benefits and terminations......              (274,767)               (637,520)               (593,011)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                113,345               (199,163)                 194,408
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets............                724,978               (324,581)                 664,068
NET ASSETS:
   Beginning of year...................................              9,648,019               9,972,600               9,308,532
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $          10,372,997   $           9,648,019   $           9,972,600
                                                         =====================   =====================   =====================

                                                                             MSF METLIFE ASSET ALLOCATION 60
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2016                     2015                    2014
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           1,661,041   $             305,717    $           1,121,316
   Net realized gains (losses).........................              4,802,939               4,072,097                2,840,090
   Change in unrealized gains (losses) on investments..            (2,834,262)             (4,965,532)              (1,284,610)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................              3,629,718               (587,718)                2,676,796
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              4,497,839               4,710,179                4,845,492
   Net transfers (including fixed account).............                 27,071               (516,267)                1,294,516
   Policy charges......................................            (3,556,897)             (3,570,057)              (3,579,223)
   Transfers for policy benefits and terminations......            (3,005,552)             (2,803,258)              (2,913,886)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................            (2,037,539)             (2,179,403)                (353,101)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............              1,592,179             (2,767,121)                2,323,695
NET ASSETS:
   Beginning of year...................................             50,967,639              53,734,760               51,411,065
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $          52,559,818   $          50,967,639    $          53,734,760
                                                         =====================   =====================    =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                            MSF METLIFE ASSET ALLOCATION 80
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                    2014
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          2,942,462    $            427,851   $           1,670,618
   Net realized gains (losses).........................            12,021,813               6,177,764               1,673,184
   Change in unrealized gains (losses) on investments..           (7,365,543)             (8,037,823)               1,795,645
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................             7,598,732             (1,432,208)               5,139,447
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             8,365,149               9,064,666               9,639,429
   Net transfers (including fixed account).............           (1,384,318)               (479,555)               1,001,195
   Policy charges......................................           (5,526,010)             (5,646,022)             (5,665,664)
   Transfers for policy benefits and terminations......           (6,463,563)             (5,971,484)             (5,697,181)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (5,008,742)             (3,032,395)               (722,221)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............             2,589,990             (4,464,603)               4,417,226
NET ASSETS:
   Beginning of year...................................            93,610,979              98,075,582              93,658,356
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $         96,200,969    $         93,610,979   $          98,075,582
                                                         ====================    ====================   =====================

                                                                            MSF METLIFE MID CAP STOCK INDEX
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                    2014
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,044,591    $            965,012   $             843,384
   Net realized gains (losses).........................             8,154,617               7,586,957               8,284,867
   Change in unrealized gains (losses) on investments..             7,196,356            (10,506,888)             (1,040,640)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................            16,395,564             (1,954,919)               8,087,611
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             5,416,314               5,638,229               5,599,962
   Net transfers (including fixed account).............             (936,758)                 508,090            (10,183,170)
   Policy charges......................................           (4,718,498)             (4,665,601)             (4,685,942)
   Transfers for policy benefits and terminations......           (4,649,606)             (5,028,583)             (5,756,275)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (4,888,548)             (3,547,865)            (15,025,425)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............            11,507,016             (5,502,784)             (6,937,814)
NET ASSETS:
   Beginning of year...................................            83,672,129              89,174,913              96,112,727
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $         95,179,145    $         83,672,129   $          89,174,913
                                                         ====================    ====================   =====================

                                                                                MSF METLIFE STOCK INDEX
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                    2014
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          17,167,447   $         14,801,691    $         13,571,216
   Net realized gains (losses).........................             57,978,009             58,353,168              45,473,224
   Change in unrealized gains (losses) on investments..             31,292,870           (63,726,527)              58,022,278
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            106,438,326              9,428,332             117,066,718
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             67,338,784             70,011,175              71,591,777
   Net transfers (including fixed account).............            (2,630,167)                798,237            (11,181,289)
   Policy charges......................................           (47,351,375)           (46,759,361)            (46,691,201)
   Transfers for policy benefits and terminations......           (60,879,042)           (59,435,957)            (70,976,222)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (43,521,800)           (35,385,906)            (57,256,935)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............             62,916,526           (25,957,574)              59,809,783
NET ASSETS:
   Beginning of year...................................            960,107,143            986,064,717             926,254,934
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $       1,023,023,669   $        960,107,143    $        986,064,717
                                                         =====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                                MSF MFS TOTAL RETURN
                                                                                 INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2016                   2015                   2014
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            277,775   $            247,122   $           221,552
   Net realized gains (losses).........................               579,525                196,619               193,152
   Change in unrealized gains (losses) on investments..                 3,086              (470,036)               388,544
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................               860,386               (26,295)               803,248
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               866,669                968,017               803,185
   Net transfers (including fixed account).............               183,218                 63,944                80,744
   Policy charges......................................             (622,365)              (604,132)             (608,835)
   Transfers for policy benefits and terminations......             (685,850)              (558,787)             (680,255)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (258,328)              (130,958)             (405,161)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............               602,058              (157,253)               398,087
NET ASSETS:
   Beginning of year...................................             9,806,863              9,964,116             9,566,029
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $         10,408,921   $          9,806,863   $         9,964,116
                                                         ====================   ====================   ===================

                                                                                    MSF MFS VALUE
                                                                                 INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2016                   2015                  2014
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,832,604   $         2,254,602   $          1,340,478
   Net realized gains (losses).........................             8,023,482            14,425,867              5,617,216
   Change in unrealized gains (losses) on investments..             1,456,878          (16,842,516)              1,679,688
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            11,312,964             (162,047)              8,637,382
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             5,385,806             5,724,364              5,969,586
   Net transfers (including fixed account).............             (616,694)             (394,287)              (737,889)
   Policy charges......................................           (4,746,152)           (4,715,726)            (4,711,074)
   Transfers for policy benefits and terminations......           (5,299,972)           (5,310,681)            (5,805,644)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (5,277,012)           (4,696,330)            (5,285,021)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............             6,035,952           (4,858,377)              3,352,361
NET ASSETS:
   Beginning of year...................................            82,376,165            87,234,542             83,882,181
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         88,412,117   $        82,376,165   $         87,234,542
                                                         ====================   ===================   ====================

                                                                                 MSF MSCI EAFE INDEX
                                                                                 INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2016                   2015                  2014
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,943,289   $         2,500,052   $          1,944,941
   Net realized gains (losses).........................               101,562               707,350              1,139,967
   Change in unrealized gains (losses) on investments..             (990,605)           (3,862,935)            (7,881,915)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,054,246             (655,533)            (4,797,007)
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             6,241,891             6,286,345              6,436,883
   Net transfers (including fixed account).............               813,637             1,565,657              6,174,254
   Policy charges......................................           (4,254,888)           (4,329,144)            (4,328,910)
   Transfers for policy benefits and terminations......           (3,939,562)           (4,133,342)            (6,727,062)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,138,922)             (610,484)              1,555,165
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............              (84,676)           (1,266,017)            (3,241,842)
NET ASSETS:
   Beginning of year...................................            76,534,999            77,801,016             81,042,858
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         76,450,323   $        76,534,999   $         77,801,016
                                                         ====================   ===================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                            MSF NEUBERGER BERMAN GENESIS
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                   2015                    2014
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            399,379   $            361,906   $             324,320
   Net realized gains (losses).........................             1,826,763              1,512,189               1,496,496
   Change in unrealized gains (losses) on investments..            15,758,188            (1,230,308)             (2,029,896)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................            17,984,330                643,787               (209,080)
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             6,799,075              7,267,381               7,662,015
   Net transfers (including fixed account).............           (1,167,465)              (927,026)               (396,548)
   Policy charges......................................           (5,931,913)            (5,942,383)             (6,031,755)
   Transfers for policy benefits and terminations......           (6,477,508)            (6,568,694)             (7,231,509)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (6,777,811)            (6,170,722)             (5,997,797)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............            11,206,519            (5,526,935)             (6,206,877)
NET ASSETS:
   Beginning of year...................................           101,297,663            106,824,598             113,031,475
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $        112,504,182   $        101,297,663   $         106,824,598
                                                         ====================   ====================   =====================

                                                                               MSF RUSSELL 2000 INDEX
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2016                   2015                   2014
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            913,083   $            828,476   $            763,845
   Net realized gains (losses).........................             5,704,425              6,271,433              3,797,910
   Change in unrealized gains (losses) on investments..             7,347,406           (10,053,677)              (996,894)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            13,964,914            (2,953,768)              3,564,861
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             4,810,814              4,964,713              5,061,087
   Net transfers (including fixed account).............             (461,739)                432,389                570,926
   Policy charges......................................           (3,605,728)            (3,613,698)            (3,622,004)
   Transfers for policy benefits and terminations......           (4,191,102)            (4,335,031)            (4,139,758)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (3,447,755)            (2,551,627)            (2,129,749)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            10,517,159            (5,505,395)              1,435,112
NET ASSETS:
   Beginning of year...................................            68,161,805             73,667,200             72,232,088
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         78,678,964   $         68,161,805   $         73,667,200
                                                         ====================   ====================   ====================

                                                                         MSF T. ROWE PRICE LARGE CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                   2015                    2014
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            (8,318)   $             57,337   $             (6,271)
   Net realized gains (losses).........................            11,522,738             17,568,369               7,894,789
   Change in unrealized gains (losses) on investments..          (10,229,673)            (8,845,976)               (880,615)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,284,747              8,779,730               7,007,903
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             4,913,132              5,084,380               5,142,662
   Net transfers (including fixed account).............               143,272                (3,825)                 447,854
   Policy charges......................................           (4,630,873)            (4,639,514)             (4,447,459)
   Transfers for policy benefits and terminations......           (5,259,756)            (4,665,654)             (5,183,233)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (4,834,225)            (4,224,613)             (4,040,176)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............           (3,549,478)              4,555,117               2,967,727
NET ASSETS:
   Beginning of year...................................            87,850,152             83,295,035              80,327,308
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $         84,300,674   $         87,850,152   $          83,295,035
                                                         ====================   ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                          MSF T. ROWE PRICE SMALL CAP GROWTH
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (95,610)    $          (248,946)   $          (370,603)
   Net realized gains (losses).........................            15,506,158              12,918,905             17,881,602
   Change in unrealized gains (losses) on investments..           (3,850,598)             (9,935,901)           (10,294,099)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            11,559,950               2,734,058              7,216,900
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             6,771,118               6,600,673              6,500,697
   Net transfers (including fixed account).............             (896,281)                 926,025           (16,314,954)
   Policy charges......................................           (5,218,226)             (5,239,072)            (5,322,474)
   Transfers for policy benefits and terminations......           (7,068,348)             (7,416,481)            (7,648,701)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (6,411,737)             (5,128,855)           (22,785,432)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............             5,148,213             (2,394,797)           (15,568,532)
NET ASSETS:
   Beginning of year...................................           107,313,520             109,708,317            125,276,849
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $        112,461,733    $        107,313,520   $        109,708,317
                                                         ====================    ====================   ====================

                                                                         MSF VAN ECK GLOBAL NATURAL RESOURCES
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               1,967   $                974   $                 983
   Net realized gains (losses).........................                (7,201)                (9,795)                   (436)
   Change in unrealized gains (losses) on investments..                 88,581               (64,308)                (44,636)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 83,347               (73,129)                (44,089)
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 56,552                 58,025                  82,106
   Net transfers (including fixed account).............               (24,534)                 33,612                (14,270)
   Policy charges......................................               (19,533)               (16,064)                (17,934)
   Transfers for policy benefits and terminations......               (10,218)                (4,972)                      --
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                  2,267                 70,601                  49,902
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............                 85,614                (2,528)                   5,813
NET ASSETS:
   Beginning of year...................................                173,650                176,178                 170,365
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $             259,264   $            173,650   $             176,178
                                                         =====================   ====================   =====================

                                                               MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            761,904   $           1,289,587   $          1,344,118
   Net realized gains (losses).........................               119,058                  73,628                163,589
   Change in unrealized gains (losses) on investments..             2,417,251             (1,827,670)              (168,552)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             3,298,213               (464,455)              1,339,155
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             3,165,030               2,048,302              2,069,314
   Net transfers (including fixed account).............            26,947,040                 416,380                284,768
   Policy charges......................................           (2,541,922)             (1,498,601)            (1,508,520)
   Transfers for policy benefits and terminations......           (2,942,766)             (1,520,683)            (1,535,921)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            24,627,382               (554,602)              (690,359)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............            27,925,595             (1,019,057)                648,796
NET ASSETS:
   Beginning of year...................................            24,996,181              26,015,238             25,366,442
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $         52,921,776   $          24,996,181   $         26,015,238
                                                         ====================   =====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                     MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            400,422    $            357,540   $            302,649
   Net realized gains (losses).........................              (10,757)                 (6,880)                (4,464)
   Change in unrealized gains (losses) on investments..             (199,711)               (270,748)                143,123
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               189,954                  79,912                441,308
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,678,562               1,737,457              1,783,465
   Net transfers (including fixed account).............               141,399                   3,538              (202,894)
   Policy charges......................................           (1,306,280)             (1,277,275)            (1,276,160)
   Transfers for policy benefits and terminations......             (908,115)             (1,069,051)              (853,922)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (394,434)               (605,331)              (549,511)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............             (204,480)               (525,419)              (108,203)
NET ASSETS:
   Beginning of year...................................            15,860,627              16,386,046             16,494,249
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $         15,656,147    $         15,860,627   $         16,386,046
                                                         ====================    ====================   ====================

                                                                        OPPENHEIMER VA MAIN STREET SMALL CAP
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                   2015                  2014 (e)
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 46   $                 40    $                 --
   Net realized gains (losses).........................                   355                    625                      --
   Change in unrealized gains (losses) on investments..                   988                  (894)                     198
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 1,389                  (229)                     198
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 1,244                    995                     950
   Net transfers (including fixed account).............                    --                  4,936                   4,034
   Policy charges......................................               (2,077)                  (926)                    (91)
   Transfers for policy benefits and terminations......               (4,559)                     --                    (39)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (5,392)                  5,005                   4,854
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............               (4,003)                  4,776                   5,052
NET ASSETS:
   Beginning of year...................................                 9,828                  5,052                      --
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $              5,825   $              9,828    $              5,052
                                                         ====================   ====================    ====================

                                                                                 PIMCO VIT ALL ASSET
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                   2015                   2014
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              3,261   $             17,942   $              49,509
   Net realized gains (losses).........................                 (833)              (111,468)                      28
   Change in unrealized gains (losses) on investments..                12,619                 38,369                (44,010)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                15,047               (55,157)                   5,527
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 8,337                  4,611                   9,596
   Net transfers (including fixed account).............                    76              (723,721)                 (9,803)
   Policy charges......................................               (7,013)               (18,374)                (20,445)
   Transfers for policy benefits and terminations......                    --                     --                 (6,773)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 1,400              (737,484)                (27,425)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............                16,447              (792,641)                (21,898)
NET ASSETS:
   Beginning of year...................................               109,756                902,397                 924,295
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $            126,203   $            109,756   $             902,397
                                                         ====================   ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                      PIMCO VIT COMMODITYREALRETURN STRATEGY
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2016                  2015                   2014
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               111   $              1,467   $                 86
   Net realized gains (losses).........................                (957)               (11,415)                   (39)
   Change in unrealized gains (losses) on investments..                2,262                  3,408               (10,088)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                1,416                (6,540)               (10,041)
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                   --                  2,720                  2,721
   Net transfers (including fixed account).............                   --               (19,227)                 38,376
   Policy charges......................................              (1,699)                (1,972)                (1,596)
   Transfers for policy benefits and terminations......                   --                     --                   (13)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (1,699)               (18,479)                 39,488
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                (283)               (25,019)                 29,447
NET ASSETS:
   Beginning of year...................................               10,211                 35,230                  5,783
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $             9,928   $             10,211   $             35,230
                                                         ===================   ====================   ====================

                                                                              PIMCO VIT LOW DURATION
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                2016                   2015                   2014
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            13,010   $             29,643   $             17,764
   Net realized gains (losses).........................                (325)                 12,574                    512
   Change in unrealized gains (losses) on investments..                (271)               (33,266)                (4,896)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               12,414                  8,951                 13,380
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                3,335                  1,329                  3,323
   Net transfers (including fixed account).............               48,327              (723,808)                     --
   Policy charges......................................             (16,404)               (16,831)               (24,792)
   Transfers for policy benefits and terminations......                 (14)                    (4)                (6,920)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               35,244              (739,314)               (28,389)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               47,658              (730,363)               (15,009)
NET ASSETS:
   Beginning of year...................................              824,924              1,555,287              1,570,296
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $           872,582   $            824,924   $          1,555,287
                                                         ===================   ====================   ====================

                                                                             PIONEER VCT MID CAP VALUE
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2016                  2015                   2014
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               342    $               412   $                452
   Net realized gains (losses).........................                3,167                 10,473                  7,922
   Change in unrealized gains (losses) on investments..                3,146               (13,938)                    732
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                6,655                (3,053)                  9,106
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               20,177                     --                     --
   Net transfers (including fixed account).............                   --                  (418)                 14,941
   Policy charges......................................              (3,579)                (4,119)                (3,653)
   Transfers for policy benefits and terminations......             (13,760)               (16,227)                   (72)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                2,838               (20,764)                 11,216
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............                9,493               (23,817)                 20,322
NET ASSETS:
   Beginning of year...................................               46,440                 70,257                 49,935
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $            55,933    $            46,440   $             70,257
                                                         ===================    ===================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                             PUTNAM VT INTERNATIONAL VALUE
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                    2014
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 122   $                 91    $                 95
   Net realized gains (losses).........................                  (165)                   (22)                      46
   Change in unrealized gains (losses) on investments..                     58                  (118)                   (775)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                     15                   (49)                   (634)
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                  1,288                   1,288
   Net transfers (including fixed account).............                      1                     --                      32
   Policy charges......................................                (1,450)                (1,363)                 (1,293)
   Transfers for policy benefits and terminations......                     --                    (1)                     (1)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                (1,449)                   (76)                      26
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                (1,434)                  (125)                   (608)
NET ASSETS:
   Beginning of year...................................                  5,695                  5,820                   6,428
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $               4,261   $              5,695    $              5,820
                                                         =====================   ====================    ====================

                                                                                    ROYCE MICRO-CAP
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                    2014
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                  61   $                 --    $                 --
   Net realized gains (losses).........................                     71                    499                     670
   Change in unrealized gains (losses) on investments..                  1,525                (1,557)                   (951)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  1,657                (1,058)                   (281)
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    939                    939                     939
   Net transfers (including fixed account).............                     --                     --                       1
   Policy charges......................................                   (81)                   (78)                    (80)
   Transfers for policy benefits and terminations......                   (71)                     --                      --
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                    787                    861                     860
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                  2,444                  (197)                     579
NET ASSETS:
   Beginning of year...................................                  8,139                  8,336                   7,757
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $              10,583   $              8,139    $              8,336
                                                         =====================   ====================    ====================

                                                                                    ROYCE SMALL-CAP
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2016                    2015                    2014
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,115   $                 443   $                  64
   Net realized gains (losses).........................                 6,182                  12,813                 111,348
   Change in unrealized gains (losses) on investments..                 2,799                (19,154)               (144,191)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                10,096                 (5,898)                (32,779)
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                21,194                     278                      --
   Net transfers (including fixed account).............                    --                  12,275               (595,217)
   Policy charges......................................               (4,548)                 (4,053)                 (9,562)
   Transfers for policy benefits and terminations......              (12,165)                      --                      --
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 4,481                   8,500               (604,779)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                14,577                   2,602               (637,558)
NET ASSETS:
   Beginning of year...................................                53,973                  51,371                 688,929
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $             68,550   $              53,973   $              51,371
                                                         ====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014


                                                                              UIF EMERGING MARKETS DEBT
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2016                   2015                   2014
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             59,307   $             45,047   $             66,166
   Net realized gains (losses).........................              (12,131)               (12,799)               (17,138)
   Change in unrealized gains (losses) on investments..                45,652               (46,377)                  6,462
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                92,828               (14,129)                 55,490
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 3,052                  3,052                  3,052
   Net transfers (including fixed account).............               264,923                149,611              (402,394)
   Policy charges......................................              (19,895)               (14,377)               (17,192)
   Transfers for policy benefits and terminations......                  (18)                  (781)                (6,416)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               248,062                137,505              (422,950)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               340,890                123,376              (367,460)
NET ASSETS:
   Beginning of year...................................               915,935                792,559              1,160,019
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $          1,256,825   $            915,935   $            792,559
                                                         ====================   ====================   ====================

                                                                              UIF EMERGING MARKETS EQUITY
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2016                    2015                   2014
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             12,938   $              18,406   $              4,726
   Net realized gains (losses).........................              (37,991)                (24,296)                 14,990
   Change in unrealized gains (losses) on investments..               171,862               (266,747)              (166,226)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               146,809               (272,637)              (146,510)
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 4,305                   4,305                  4,305
   Net transfers (including fixed account).............               831,692                 408,440              1,057,866
   Policy charges......................................              (47,189)                (36,287)               (26,285)
   Transfers for policy benefits and terminations......                 (296)                   (301)                (3,783)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               788,512                 376,157              1,032,103
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............               935,321                 103,520                885,593
NET ASSETS:
   Beginning of year...................................             2,225,571               2,122,051              1,236,458
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $          3,160,892   $           2,225,571   $          2,122,051
                                                         ====================   =====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METROPOLITAN LIFE SEPARATE ACCOUNT UL
             OF METROPOLITAN LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Metropolitan Life Separate Account UL (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on December 13, 1988 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that the Company intends to include MetLife Insurance Company USA, New England Life Insurance Company, First MetLife Investors Insurance Company and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through the Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Investment Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Division invests in shares of the corresponding fund, portfolio or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AB Variable Products Series Fund, Inc. ("AB")              Met Investors Series Trust ("MIST")*
AIM Variable Insurance Funds (Invesco Variable             Metropolitan Series Fund ("MSF")*
   Insurance Funds) ("Invesco V.I.")                       MFS Variable Insurance Trust ("MFS VIT")
American Century Variable Portfolios, Inc. ("American      MFS Variable Insurance Trust II ("MFS VIT II")
   Century VP")                                            Oppenheimer Variable Account Funds
American Funds Insurance Series ("American Funds")           ("Oppenheimer VA")
Dreyfus Variable Investment Fund ("Dreyfus VIF")           PIMCO Variable Insurance Trust ("PIMCO VIT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Pioneer Variable Contracts Trust ("Pioneer VCT")
Franklin Templeton Variable Insurance Products Trust       Putnam Variable Trust ("Putnam VT")
   ("FTVIPT")                                              Royce Capital Fund ("Royce")
Goldman Sachs Variable Insurance Trust                     Trust for Advised Portfolios ("TAP")
   ("Goldman Sachs")                                       The Universal Institutional Funds, Inc. ("UIF")
Janus Aspen Series ("Janus Aspen")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT DIVISIONS


A. Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Divisions in accordance with the selection made by the policy owner. The following Investment Divisions had net assets as of December 31, 2016:

AB Global Thematic Growth Investment Division             Janus Aspen Janus Investment Division
AB Intermediate Bond Investment Division                  Janus Aspen Overseas Investment Division
American Century VP Capital Appreciation Investment       MFS VIT Global Equity Investment Division
   Division                                               MFS VIT New Discovery Investment Division
American Funds Bond Investment Division                   MFS VIT Value Investment Division
American Funds Global Small Capitalization                MFS VIT II High Yield Investment Division
   Investment Division                                    MIST AB Global Dynamic Allocation Investment
American Funds Growth Investment Division                   Division
American Funds Growth-Income Investment Division          MIST Allianz Global Investors Dynamic Multi-Asset
American Funds International Investment Division            Plus Investment Division
American Funds U.S. Government/AAA-Rated                  MIST American Funds Balanced Allocation
   Securities Investment Division                           Investment Division
Dreyfus VIF International Value Investment Division       MIST American Funds Growth Allocation Investment
Fidelity VIP Asset Manager: Growth Investment               Division
   Division                                               MIST American Funds Moderate Allocation
Fidelity VIP Contrafund Investment Division                 Investment Division
Fidelity VIP Equity-Income Investment Division            MIST AQR Global Risk Balanced Investment Division
Fidelity VIP Freedom 2010 Investment Division             MIST BlackRock Global Tactical Strategies Investment
Fidelity VIP Freedom 2020 Investment Division               Division
Fidelity VIP Freedom 2025 Investment Division             MIST Clarion Global Real Estate Investment Division
Fidelity VIP Freedom 2030 Investment Division             MIST ClearBridge Aggressive Growth Investment
Fidelity VIP Freedom 2040 Investment Division               Division
Fidelity VIP Freedom 2050 Investment Division             MIST Harris Oakmark International Investment
Fidelity VIP Government Money Market Portfolio              Division
   Investment Division (a)                                MIST Invesco Balanced-Risk Allocation Investment
Fidelity VIP High Income Investment Division                Division
Fidelity VIP Investment Grade Bond Investment             MIST Invesco Mid Cap Value Investment Division
   Division                                               MIST Invesco Small Cap Growth Investment
Fidelity VIP Mid Cap Investment Division                    Division (b)
FTVIPT Franklin Income VIP Investment Division            MIST JPMorgan Small Cap Value Investment Division
FTVIPT Franklin Mutual Global Discovery VIP               MIST JPMorgan Global Active Allocation Investment
   Investment Division                                      Division
FTVIPT Franklin Mutual Shares VIP Investment              MIST Loomis Sayles Global Markets Investment
   Division                                                 Division
FTVIPT Templeton Foreign VIP Investment Division          MIST Met/Aberdeen Emerging Markets Equity
FTVIPT Templeton Global Bond VIP Investment                 Investment Division (b)
   Division                                               MIST Met/Templeton International Bond Investment
Goldman Sachs Mid-Cap Value Investment Division             Division
Goldman Sachs Small Cap Equity Insights Investment        MIST Met/Wellington Large Cap Research Investment
   Division                                                 Division
Invesco V.I. Comstock Investment Division                 MIST MetLife Asset Allocation 100 Investment
Invesco V.I. International Growth Investment Division       Division (b)
Janus Aspen Balanced Investment Division                  MIST MetLife Balanced Plus Investment Division
Janus Aspen Enterprise Investment Division                MIST MetLife Multi-Index Targeted Risk Investment
Janus Aspen Forty Investment Division                       Division

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF INVESTMENT DIVISIONS -- (CONTINUED)


MIST MetLife Small Cap Value Investment Division         MSF Met/Wellington Balanced Investment Division
MIST MFS Research International Investment               MSF Met/Wellington Core Equity Opportunities
   Division (b)                                            Investment Division
MIST Morgan Stanley Mid Cap Growth Investment            MSF MetLife Asset Allocation 20 Investment
   Division                                                Division (b)
MIST Oppenheimer Global Equity Investment                MSF MetLife Asset Allocation 40 Investment
   Division                                                Division (b)
MIST PanAgora Global Diversified Risk Investment         MSF MetLife Asset Allocation 60 Investment
   Division                                                Division (b)
MIST PIMCO Inflation Protected Bond Investment           MSF MetLife Asset Allocation 80 Investment Division
   Division                                              MSF MetLife Mid Cap Stock Index Investment
MIST PIMCO Total Return Investment Division                Division
MIST Pyramis Managed Risk Investment Division            MSF MetLife Stock Index Investment Division
MIST Schroders Global Multi-Asset Investment             MSF MFS Total Return Investment Division (b)
   Division                                              MSF MFS Value Investment Division
MIST SSGA Growth and Income ETF Investment               MSF MSCI EAFE Index Investment Division
   Division                                              MSF Neuberger Berman Genesis Investment Division
MIST SSGA Growth ETF Investment Division                 MSF Russell 2000 Index Investment Division
MIST T. Rowe Price Large Cap Value Investment            MSF T. Rowe Price Large Cap Growth Investment
   Division                                                Division
MIST T. Rowe Price Mid Cap Growth Investment             MSF T. Rowe Price Small Cap Growth Investment
   Division (b)                                            Division
MSF Baillie Gifford International Stock Investment       MSF Van Eck Global Natural Resources Investment
   Division                                                Division
MSF Barclays Aggregate Bond Index Investment             MSF Western Asset Management Strategic Bond
   Division                                                Opportunities Investment Division
MSF BlackRock Bond Income Investment Division            MSF Western Asset Management U.S. Government
MSF BlackRock Capital Appreciation Investment              Investment Division
   Division                                              Oppenheimer VA Main Street Small Cap Investment
MSF BlackRock Large Cap Value Investment Division          Division
MSF BlackRock Ultra-Short Term Bond Investment           PIMCO VIT All Asset Investment Division
   Division                                              PIMCO VIT CommodityRealReturn Strategy
MSF Frontier Mid Cap Growth Investment Division            Investment Division
MSF Jennison Growth Investment Division                  PIMCO VIT Low Duration Investment Division
MSF Loomis Sayles Small Cap Core Investment              Pioneer VCT Mid Cap Value Investment Division
   Division                                              Putnam VT International Value Investment Division
MSF Loomis Sayles Small Cap Growth Investment            Royce Micro-Cap Investment Division
   Division                                              Royce Small-Cap Investment Division
MSF Met/Artisan Mid Cap Value Investment                 UIF Emerging Markets Debt Investment Division
   Division (b)                                          UIF Emerging Markets Equity Investment Division

(a) This Investment Division began operations during the year ended December 31, 2016.

(b) This Investment Division invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT DIVISIONS -- (CONCLUDED)


B. The following Investment Divisions had no net assets as of December 31, 2016:

AB International Value Investment Division               PIMCO VIT Long-Term U.S. Government Investment
American Funds High-Income Bond Investment                 Division
   Division                                              TAP 1919 Variable Socially Responsive Balanced
Fidelity VIP Freedom 2015 Investment Division              Investment Division
Invesco V.I. Government Securities Investment
   Division

3. PORTFOLIO CHANGES


The following Investment Divisions ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Investment             Wells Fargo VT Total Return Bond Investment
   Division                                              Division
MIST Pioneer Fund Investment Division

The operations of the Investment Divisions were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                            New Name

(MIST) MFS Emerging Markets Equity Portfolio           (MIST) Met/Aberdeen Emerging Markets Equity
                                                          Portfolio
(MIST) WMC Large Cap Research Portfolio                (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                 (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Balanced Portfolio                           (MSF) Met/Wellington Balanced Portfolio
(MSF) WMC Core Equity Opportunities Portfolio          (MSF) Met/Wellington Core Equity Opportunities
                                                          Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture Portfolio             (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio
(MIST) Pioneer Fund Portfolio                           (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio

LIQUIDATION:

Wells Fargo VT Total Return Bond Fund


4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
An Investment Division's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Investment Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.


PREMIUM PAYMENTS
The Company deducts a sales charge for certain policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Investment Divisions and are credited as accumulation units.


NET TRANSFERS
Funds transferred by the policy owner into or out of Investment Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Divisions.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Accounts adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charge paid to the Company, is an asset-based charge and assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Investment Divisions:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

      The table below represents the range of effective annual rates for the charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.00% - 0.90%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

For some Policies, a mortality and expense risk charge ranging from 0.05% to 0.90% is assessed through the redemption of units on a monthly basis and recorded as policy charges in the statements of changes in net assets of the applicable Investment Divisions. Other policy charges that are assessed through the redemption of units generally include: Cost of Insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers made in a policy year. Policy administrative charges range from $0 to $15 based on face amounts of policies and are assessed monthly.

For some Policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period that ranges from $3.75 to $38.25 for every $1,000 of the policy face amount. Surrender charges for other Policies are equal to the lesser of the maximum surrender charge premium or the premiums actually paid in the first two policy years.

Most policies offer optional benefits that can be added to the policy by rider. The charge for riders that provide life insurance benefits can range from $0.01 to $83.33 per $1,000 of coverage and the charge for riders providing benefits in the event of disability can range from $0.00 to $61.44 per $100 of the benefit provided.

The above referenced charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Divisions for the years ended December 31, 2016, 2015 and 2014.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                     AS OF DECEMBER 31
                                  ------------------------

                                    SHARES      COST ($)
                                  ----------  ------------
                                     2016         2016
                                  ----------  ------------
     AB Global Thematic Growth
       Investment Division......       1,505        28,905
     AB Intermediate Bond
       Investment Division......       9,018       102,332
     American Century VP
       Capital Appreciation
       Investment Division......         239         3,398
     American Funds Bond
       Investment Division......     596,266     6,470,931
     American Funds Global
       Small Capitalization
       Investment Division......   3,233,710    66,490,045
     American Funds Growth
       Investment Division......   2,524,108   144,467,282
     American Funds
       Growth-Income
       Investment Division......   2,403,194    91,998,406
     American Funds
       International Investment
       Division.................      20,787       380,704
     American Funds U.S.
       Government/AAA-Rated
       Securities Investment
       Division.................       4,552        56,371
     Dreyfus VIF International
       Value Investment
       Division.................      19,887       248,900
     Fidelity VIP Asset Manager:
       Growth Investment
       Division.................      96,311     1,402,889
     Fidelity VIP Contrafund
       Investment Division......      80,969     2,195,512
     Fidelity VIP Equity-Income
       Investment Division......         772        16,506
     Fidelity VIP Freedom 2010
       Investment Division......       2,387        29,292
     Fidelity VIP Freedom 2020
       Investment Division......      45,185       418,339
     Fidelity VIP Freedom 2025
       Investment Division......      34,615       451,502
     Fidelity VIP Freedom 2030
       Investment Division......      14,261       180,648
     Fidelity VIP Freedom 2040
       Investment Division......       8,647       157,438
     Fidelity VIP Freedom 2050
       Investment Division......       6,469       106,042
     Fidelity VIP Government
       Money Market
       Investment Division......   3,825,639     3,825,639

                                                             FOR THE YEAR ENDED DECEMBER 31
                                  --------------------------------------------------------------------------------------
                                                   COST OF                                    PROCEEDS
                                                PURCHASES ($)                              FROM SALES ($)
                                  -------------------------------------------  -----------------------------------------
                                      2016           2015         2014            2016           2015         2014
                                  --------------  -----------  --------------  -------------  ----------   -------------
     AB Global Thematic Growth
       Investment Division......        1,292           1,345       17,021          8,394         39,364       11,424
     AB Intermediate Bond
       Investment Division......       37,741           7,452        3,407          3,112          2,460        2,264
     American Century VP
       Capital Appreciation
       Investment Division......        3,530              23          589(a)         211            368          211(a)
     American Funds Bond
       Investment Division......    1,181,124       1,545,785      879,839      1,074,225      1,108,315      670,493
     American Funds Global
       Small Capitalization
       Investment Division......   13,648,704       7,946,645    2,323,592      6,278,241      6,304,457    4,957,120
     American Funds Growth
       Investment Division......   18,186,698      37,422,273   11,457,537     12,987,017     13,129,504   11,167,958
     American Funds
       Growth-Income
       Investment Division......   13,903,223      18,327,316    7,783,956      8,263,717      7,549,944    7,114,338
     American Funds
       International Investment
       Division.................       38,138          68,037       49,085         78,418        282,880       24,982
     American Funds U.S.
       Government/AAA-Rated
       Securities Investment
       Division.................        8,050           3,712        1,772          2,881          1,568        1,495
     Dreyfus VIF International
       Value Investment
       Division.................        3,283           4,421        3,201         14,244          2,288        2,373
     Fidelity VIP Asset Manager:
       Growth Investment
       Division.................      119,159         265,538      181,483        177,581        464,095      117,715
     Fidelity VIP Contrafund
       Investment Division......      309,370         557,464      226,935        369,548        430,569      199,157
     Fidelity VIP Equity-Income
       Investment Division......        3,033           5,037        2,954            248         14,338       11,967
     Fidelity VIP Freedom 2010
       Investment Division......       19,953          71,664       21,634         10,123        100,698       20,447
     Fidelity VIP Freedom 2020
       Investment Division......       79,257          55,480      165,843         47,384        500,336      171,907
     Fidelity VIP Freedom 2025
       Investment Division......       20,296         418,024        1,384         10,760          9,867        4,514
     Fidelity VIP Freedom 2030
       Investment Division......      130,631          90,730      140,205         71,722         48,668      122,464
     Fidelity VIP Freedom 2040
       Investment Division......      115,530          80,078       93,959         49,939         41,278       52,334
     Fidelity VIP Freedom 2050
       Investment Division......       87,984          56,548       60,842         34,580         29,989       57,314
     Fidelity VIP Government
       Money Market
       Investment Division......    4,295,616(b)           --           --        469,978(b)          --           --

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                     AS OF DECEMBER 31
                                 -------------------------

                                    SHARES      COST ($)
                                 -----------  ------------
                                     2016         2016
                                 -----------  ------------
     Fidelity VIP High Income
       Investment Division.....       68,510       381,591
     Fidelity VIP Investment
       Grade Bond Investment
       Division................       99,325     1,275,734
     Fidelity VIP Mid Cap
       Investment Division.....        7,762       231,550
     FTVIPT Franklin
       Income VIP Investment
       Division................        3,643        55,578
     FTVIPT Franklin Mutual
       Global Discovery VIP
       Investment Division.....       28,370       569,362
     FTVIPT Franklin Mutual
       Shares VIP Investment
       Division................        4,796        98,455
     FTVIPT Templeton
       Foreign VIP Investment
       Division................      414,863     6,063,675
     FTVIPT Templeton Global
       Bond VIP Investment
       Division................       37,073       666,163
     Goldman Sachs Mid-Cap
       Value Investment
       Division................        5,097        80,679
     Goldman Sachs Small Cap
       Equity Insights
       Investment Division.....        2,868        36,185
     Invesco V.I. Comstock
       Investment Division.....       24,161       329,102
     Invesco V.I. International
       Growth Investment
       Division................       10,909       353,554
     Janus Aspen Balanced
       Investment Division.....       33,659       971,754
     Janus Aspen Enterprise
       Investment Division.....        8,051       452,329
     Janus Aspen Forty
       Investment Division.....       16,402       550,588
     Janus Aspen Janus
       Investment Division.....        9,374       220,677
     Janus Aspen Overseas
       Investment Division.....        1,804        61,182
     MFS VIT Global Equity
       Investment Division.....       11,821       186,039
     MFS VIT New Discovery
       Investment Division.....       13,751       201,066
     MFS VIT Value
       Investment Division.....        1,078        14,894

                                                       FOR THE YEAR ENDED DECEMBER 31
                                 ---------------------------------------------------------------------------
                                                COST OF                               PROCEEDS
                                             PURCHASES ($)                         FROM SALES ($)
                                 -------------------------------------  ------------------------------------
                                    2016          2015         2014        2016         2015         2014
                                    ----------  ---------    ---------     -----------  -------      -------
     Fidelity VIP High Income
       Investment Division.....     150,652        66,394       21,533        6,565      11,400        9,295
     Fidelity VIP Investment
       Grade Bond Investment
       Division................      69,382        84,404      492,396       78,041      76,817      996,618
     Fidelity VIP Mid Cap
       Investment Division.....      16,360        67,101       20,809       48,504       6,163       24,409
     FTVIPT Franklin
       Income VIP Investment
       Division................      15,286        21,745       30,058        1,946       5,475        4,384
     FTVIPT Franklin Mutual
       Global Discovery VIP
       Investment Division.....     101,655        86,232       87,301       32,925      36,427       79,798
     FTVIPT Franklin Mutual
       Shares VIP Investment
       Division................      28,542        41,137       19,716        7,538       2,521        2,934
     FTVIPT Templeton
       Foreign VIP Investment
       Division................     858,963     1,005,831    2,395,132      631,827     309,654      901,189
     FTVIPT Templeton Global
       Bond VIP Investment
       Division................      80,798       421,942       94,840       36,141     965,007      136,586
     Goldman Sachs Mid-Cap
       Value Investment
       Division................       1,114        21,240       54,571      188,316      19,881       35,646
     Goldman Sachs Small Cap
       Equity Insights
       Investment Division.....      12,021         5,606        7,642       11,479       3,707        9,176
     Invesco V.I. Comstock
       Investment Division.....      93,775        28,117       14,379        8,620      10,378        7,046
     Invesco V.I. International
       Growth Investment
       Division................      54,374        20,431       23,557       17,780      29,885       66,518
     Janus Aspen Balanced
       Investment Division.....      88,391       115,942      131,441      124,071      52,044       82,517
     Janus Aspen Enterprise
       Investment Division.....     520,373(c)         --           --       67,509(c)       --           --
     Janus Aspen Forty
       Investment Division.....      88,431       129,875      266,429      120,900      19,860      400,760
     Janus Aspen Janus
       Investment Division.....      21,208        94,675       42,556      198,040      43,217       23,494
     Janus Aspen Overseas
       Investment Division.....      24,345         6,872       14,546       11,570      12,411       21,028
     MFS VIT Global Equity
       Investment Division.....      38,573        18,861       11,222        4,052      13,725       11,006
     MFS VIT New Discovery
       Investment Division.....       9,401         6,957       45,561        6,619       6,382        6,105
     MFS VIT Value
       Investment Division.....       1,998         1,676          955        2,348       2,032        1,720

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                      AS OF DECEMBER 31
                                  -----------------------

                                    SHARES      COST ($)
                                  ----------  -----------
                                     2016         2016
                                  ----------  -----------
     MFS VIT II High Yield
        Investment Division.....      26,418      159,864
     MIST AB Global Dynamic
        Allocation Investment
        Division................       5,523       62,646
     MIST Allianz Global
        Investors Dynamic
        Multi-Asset Plus
        Investment Division.....         457        4,777
     MIST American Funds
        Balanced Allocation
        Investment Division.....     101,513    1,000,782
     MIST American Funds
        Growth Allocation
        Investment Division.....     190,850    1,809,180
     MIST American Funds
        Moderate Allocation
        Investment Division.....     119,079    1,202,338
     MIST AQR Global Risk
        Balanced Investment
        Division................      14,899      152,793
     MIST BlackRock Global
        Tactical Strategies
        Investment Division.....      32,558      341,475
     MIST Clarion Global Real
        Estate Investment
        Division................   2,375,147   28,177,731
     MIST ClearBridge
        Aggressive Growth
        Investment Division.....   2,618,973   30,375,468
     MIST Harris Oakmark
        International Investment
        Division................   2,994,317   42,687,773
     MIST Invesco
        Balanced-Risk Allocation
        Investment Division.....       4,478       45,426
     MIST Invesco Mid Cap
        Value Investment
        Division................   4,623,002   80,816,803
     MIST Invesco Small Cap
        Growth Investment
        Division................     491,055    7,280,839
     MIST JPMorgan Global
        Active Allocation
        Investment Division.....      18,558      208,730
     MIST JPMorgan Small
        Cap Value Investment
        Division................      22,601      368,661

                                                         FOR THE YEAR ENDED DECEMBER 31
                                  --------------------------------------------------------------------------------
                                                 COST OF                                 PROCEEDS
                                              PURCHASES ($)                           FROM SALES ($)
                                  ---------------------------------------  ---------------------------------------
                                     2016         2015         2014           2016         2015         2014
                                   ---------    ---------   -------------   ---------    ---------  --------------
     MFS VIT II High Yield
        Investment Division.....       9,347       10,209        8,053          2,483        2,674        9,380
     MIST AB Global Dynamic
        Allocation Investment
        Division................      13,677       35,828       17,377         13,517       19,998        3,240
     MIST Allianz Global
        Investors Dynamic
        Multi-Asset Plus
        Investment Division.....       3,059       11,135          100(a)         362        8,841           24(a)
     MIST American Funds
        Balanced Allocation
        Investment Division.....     187,577      147,094      187,720         67,351       64,178       60,112
     MIST American Funds
        Growth Allocation
        Investment Division.....     396,311      329,483      432,644        130,443      160,757      272,941
     MIST American Funds
        Moderate Allocation
        Investment Division.....     240,261      262,764      261,530         33,951      253,058       80,567
     MIST AQR Global Risk
        Balanced Investment
        Division................      27,205       77,154       57,534         36,676       89,138       35,216
     MIST BlackRock Global
        Tactical Strategies
        Investment Division.....     118,225      100,309      104,608         13,985       49,822       14,302
     MIST Clarion Global Real
        Estate Investment
        Division................   1,878,250    2,921,699    7,937,396      3,426,042    3,259,973    7,343,310
     MIST ClearBridge
        Aggressive Growth
        Investment Division.....   1,483,635    3,901,426   22,044,282      4,270,593    6,423,106    3,068,564
     MIST Harris Oakmark
        International Investment
        Division................   5,011,447    7,532,177    7,989,660      3,821,009    3,678,669   11,781,678
     MIST Invesco
        Balanced-Risk Allocation
        Investment Division.....      12,570       29,687       10,894          9,545       16,109        4,860
     MIST Invesco Mid Cap
        Value Investment
        Division................   5,175,259    7,116,167   17,257,547      6,788,812    6,104,875    6,663,774
     MIST Invesco Small Cap
        Growth Investment
        Division................   1,501,383    2,489,399    1,841,187        901,550    1,159,496    1,116,722
     MIST JPMorgan Global
        Active Allocation
        Investment Division.....      39,661       61,002       72,943         20,198       33,585       15,555
     MIST JPMorgan Small
        Cap Value Investment
        Division................     177,343       86,606      107,150        160,195       18,000       49,885

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                    AS OF DECEMBER 31
                                 ------------------------

                                   SHARES      COST ($)
                                 ----------  ------------
                                    2016         2016
                                 ----------  ------------
     MIST Loomis Sayles
       Global Markets
       Investment Division.....      24,739       342,684
     MIST Met/Aberdeen
       Emerging Markets
       Equity Investment
       Division................      72,733       674,256
     MIST Met/Templeton
       International Bond
       Investment Division.....      21,780       235,331
     MIST Met/Wellington
       Large Cap Research
       Investment Division.....  29,747,643   332,446,000
     MIST MetLife
       Asset Allocation 100
       Investment Division.....   1,868,081    21,012,668
     MIST MetLife Balanced
       Plus Investment
       Division................      29,457       324,758
     MIST MetLife Multi-Index
       Targeted Risk Investment
       Division................      14,065       167,039
     MIST MetLife Small Cap
       Value Investment
       Division................      49,043       697,329
     MIST MFS Research
       International Investment
       Division................   1,699,797    18,292,796
     MIST Morgan Stanley
       Mid Cap Growth
       Investment Division.....  12,901,142   133,745,596
     MIST Oppenheimer
       Global Equity Investment
       Division................   2,399,259    34,933,837
     MIST PanAgora Global
       Diversified Risk
       Investment Division.....           1            16
     MIST PIMCO Inflation
       Protected Bond
       Investment Division.....   1,060,326    11,454,001
     MIST PIMCO Total
       Return Investment
       Division................   3,784,531    44,569,610
     MIST Pyramis Managed
       Risk Investment
       Division................         754         8,400
     MIST Schroders Global
       Multi-Asset Investment
       Division................       4,518        51,341

                                                          FOR THE YEAR ENDED DECEMBER 31
                                 ------------------------------------------------------------------------------
                                                 COST OF                                 PROCEEDS
                                              PURCHASES ($)                           FROM SALES ($)
                                 --------------------------------------  --------------------------------------
                                    2016         2015           2014        2016         2015           2014
                                 ----------   -------------  ----------  ----------  --------------  ----------
     MIST Loomis Sayles
       Global Markets
       Investment Division.....      64,439       28,756         47,648      20,106      129,542         48,429
     MIST Met/Aberdeen
       Emerging Markets
       Equity Investment
       Division................     280,017      165,039        409,348     224,891       61,034        127,301
     MIST Met/Templeton
       International Bond
       Investment Division.....      47,279       88,215         99,613      14,910       53,943          8,955
     MIST Met/Wellington
       Large Cap Research
       Investment Division.....  36,766,804   35,133,904      8,159,906  28,454,286   28,229,973     28,472,042
     MIST MetLife
       Asset Allocation 100
       Investment Division.....   4,730,554    3,914,059      2,705,529   2,179,118    2,073,396      1,925,555
     MIST MetLife Balanced
       Plus Investment
       Division................      68,237      137,489        157,666      23,414       83,354         16,033
     MIST MetLife Multi-Index
       Targeted Risk Investment
       Division................      34,824      128,550        116,860       7,112      107,270          2,566
     MIST MetLife Small Cap
       Value Investment
       Division................      58,002      320,730         53,036     245,917       25,332        120,727
     MIST MFS Research
       International Investment
       Division................   1,019,232    1,366,765      1,401,947   1,458,560    1,521,529      1,748,099
     MIST Morgan Stanley
       Mid Cap Growth
       Investment Division.....   2,579,919    2,463,949      2,474,168  11,786,859   13,176,582     15,801,000
     MIST Oppenheimer
       Global Equity Investment
       Division................   4,429,172    5,241,230      3,170,102   4,922,398    4,474,959      4,390,657
     MIST PanAgora Global
       Diversified Risk
       Investment Division.....          23        9,129(d)          --          18        8,759(d)          --
     MIST PIMCO Inflation
       Protected Bond
       Investment Division.....     788,450    1,409,990      1,814,740   1,094,561    1,673,265      1,907,316
     MIST PIMCO Total
       Return Investment
       Division................   2,360,550    4,418,576      2,535,003   3,866,415    4,184,544      6,427,172
     MIST Pyramis Managed
       Risk Investment
       Division................       5,396       47,328          1,698         798       45,584            476
     MIST Schroders Global
       Multi-Asset Investment
       Division................      20,539       21,659         11,548       7,433       13,208          3,147

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                    AS OF DECEMBER 31
                                 ------------------------

                                   SHARES      COST ($)
                                 ----------  ------------
                                    2016         2016
                                 ----------  ------------
     MIST SSGA Growth and
       Income ETF Investment
       Division................     731,738     8,407,961
     MIST SSGA Growth ETF
       Investment Division.....     643,425     7,277,484
     MIST T. Rowe Price
       Large Cap Value
       Investment Division.....      68,826     1,829,964
     MIST T. Rowe Price
       Mid Cap Growth
       Investment Division.....   3,352,165    32,748,124
     MSF Baillie Gifford
       International Stock
       Investment Division.....   3,872,577    42,567,672
     MSF Barclays Aggregate
       Bond Index Investment
       Division................  11,719,166   128,640,793
     MSF BlackRock Bond
       Income Investment
       Division................     729,101    78,355,913
     MSF BlackRock Capital
       Appreciation Investment
       Division................     285,967     8,146,387
     MSF BlackRock Large Cap
       Value Investment
       Division................   2,326,592    22,916,872
     MSF BlackRock
       Ultra-Short Term Bond
       Investment Division.....     225,940    22,596,515
     MSF Frontier Mid Cap
       Growth Investment
       Division................   7,173,191   189,544,567
     MSF Jennison Growth
       Investment Division.....   1,733,452    21,514,327
     MSF Loomis Sayles
       Small Cap Core
       Investment Division.....      95,487    21,890,065
     MSF Loomis Sayles
       Small Cap Growth
       Investment Division.....     899,896    10,240,806
     MSF Met/Artisan Mid Cap
       Value Investment
       Division................     268,738    56,551,386
     MSF Met/Wellington
       Balanced Investment
       Division................  16,195,948   272,250,594
     MSF Met/Wellington Core
       Equity Opportunities
       Investment Division.....   2,569,732    73,937,517

                                                       FOR THE YEAR ENDED DECEMBER 31
                                 --------------------------------------------------------------------------
                                                COST OF                              PROCEEDS
                                             PURCHASES ($)                        FROM SALES ($)
                                 ------------------------------------  ------------------------------------
                                    2016         2015         2014         2016        2015         2014
                                 -----------  ----------   ----------  -----------  -----------  ----------
     MIST SSGA Growth and
       Income ETF Investment
       Division................    1,326,767   1,604,888    1,761,161      661,795      903,258   1,687,133
     MIST SSGA Growth ETF
       Investment Division.....    1,734,080   1,782,647    1,868,438    1,151,062      847,783     847,985
     MIST T. Rowe Price
       Large Cap Value
       Investment Division.....      370,384      50,140      147,425       96,983      305,400      28,700
     MIST T. Rowe Price
       Mid Cap Growth
       Investment Division.....    6,929,699   9,041,352    5,023,487    3,461,363    3,314,619   2,437,153
     MSF Baillie Gifford
       International Stock
       Investment Division.....    1,543,527   2,432,046    1,702,428    2,865,403    3,348,491   3,434,170
     MSF Barclays Aggregate
       Bond Index Investment
       Division................   11,585,206  12,590,249   17,873,747   10,593,238   13,158,342  11,732,000
     MSF BlackRock Bond
       Income Investment
       Division................    4,713,262   7,717,489    5,415,462    5,722,257    8,611,007   6,638,355
     MSF BlackRock Capital
       Appreciation Investment
       Division................    1,421,521   2,583,957      690,157    1,273,610      965,221  12,805,858
     MSF BlackRock Large Cap
       Value Investment
       Division................    2,994,184   3,367,903    6,262,989    1,897,812    1,904,152   1,834,624
     MSF BlackRock
       Ultra-Short Term Bond
       Investment Division.....    4,650,856   5,475,949   18,335,118    6,741,803   10,824,505  12,084,209
     MSF Frontier Mid Cap
       Growth Investment
       Division................   26,534,374  32,585,116   21,151,998   15,129,899   16,451,475  17,712,139
     MSF Jennison Growth
       Investment Division.....    3,792,971   5,344,129    3,179,188    2,099,971    2,703,444   2,763,458
     MSF Loomis Sayles
       Small Cap Core
       Investment Division.....    2,539,914   3,725,578    3,980,334    1,817,794    2,034,904   1,814,675
     MSF Loomis Sayles
       Small Cap Growth
       Investment Division.....    1,580,502   2,397,390    2,282,405    1,117,866    1,247,114   1,779,900
     MSF Met/Artisan Mid Cap
       Value Investment
       Division................    7,947,921   9,241,788    1,388,923    4,439,962    4,195,279   4,484,383
     MSF Met/Wellington
       Balanced Investment
       Division................   23,782,916  60,097,474    7,536,901   22,291,040   22,658,546  22,681,028
     MSF Met/Wellington Core
       Equity Opportunities
       Investment Division.....    6,093,025  28,017,024    7,579,420    5,861,337    6,046,488   5,561,430

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                     AS OF DECEMBER 31
                                 -------------------------

                                    SHARES      COST ($)
                                 -----------  ------------
                                     2016         2016
                                 -----------  ------------
     MSF MetLife Asset
       Allocation 20
       Investment Division.....      474,354     5,316,611
     MSF MetLife Asset
       Allocation 40 Investment
       Division................      914,039    10,588,178
     MSF MetLife Asset
       Allocation 60 Investment
       Division................    4,469,678    50,391,982
     MSF MetLife Asset
       Allocation 80 Investment
       Division................    7,480,635    85,892,618
     MSF MetLife Mid Cap
       Stock Index Investment
       Division................    5,038,599    70,061,406
     MSF MetLife Stock Index
       Investment Division.....   22,225,150   733,836,445
     MSF MFS Total Return
       Investment Division.....       61,218     8,869,005
     MSF MFS Value
       Investment Division.....    5,774,795    80,417,426
     MSF MSCI EAFE Index
       Investment Division.....    6,386,828    73,166,937
     MSF Neuberger Berman
       Genesis Investment
       Division................    5,262,123    76,477,187
     MSF Russell 2000 Index
       Investment Division.....    3,891,146    53,840,528
     MSF T. Rowe Price
       Large Cap Growth
       Investment Division.....    4,177,437    69,524,816
     MSF T. Rowe Price
       Small Cap Growth
       Investment Division.....    5,252,768    82,919,535
     MSF Van Eck Global
       Natural Resources
       Investment Division.....       23,873       269,922
     MSF Western Asset
       Management Strategic
       Bond Opportunities
       Investment Division.....    3,952,335    50,507,057
     MSF Western Asset
       Management U.S.
       Government Investment
       Division................    1,333,574    16,106,303
     Oppenheimer VA Main
       Street Small Cap
       Investment Division.....          242         5,534

                                                         FOR THE YEAR ENDED DECEMBER 31
                                 --------------------------------------------------------------------------------
                                                COST OF                                 PROCEEDS
                                             PURCHASES ($)                           FROM SALES ($)
                                 ---------------------------------------  ---------------------------------------
                                    2016         2015         2014           2016         2015         2014
                                 ----------   ----------  --------------  -----------  ----------   -------------
     MSF MetLife Asset
       Allocation 20
       Investment Division.....   1,036,496      823,597    1,528,404       1,292,119     619,628      974,749
     MSF MetLife Asset
       Allocation 40 Investment
       Division................   1,895,999    2,475,186    1,909,288         763,627   2,085,619    1,095,441
     MSF MetLife Asset
       Allocation 60 Investment
       Division................   8,110,189    6,027,977    7,170,769       3,864,641   4,491,997    4,378,369
     MSF MetLife Asset
       Allocation 80 Investment
       Division................  16,783,861    8,947,130    7,388,669       7,686,144   7,178,922    6,440,275
     MSF MetLife Mid Cap
       Stock Index Investment
       Division................  10,306,403   10,066,908    8,192,648       7,484,325   7,032,261   18,250,892
     MSF MetLife Stock Index
       Investment Division.....  77,348,992   79,790,746   55,709,939      61,428,404  59,505,671   76,321,598
     MSF MFS Total Return
       Investment Division.....   1,526,015    1,186,630      862,352       1,089,235   1,070,466    1,045,972
     MSF MFS Value
       Investment Division.....  10,748,509   17,539,930    6,999,445       6,609,698   6,622,488    7,007,481
     MSF MSCI EAFE Index
       Investment Division.....   7,036,142    7,716,691   10,695,798       6,231,772   5,827,123    7,195,699
     MSF Neuberger Berman
       Genesis Investment
       Division................   1,292,992    1,163,361    2,063,278       7,671,427   6,972,177    7,736,851
     MSF Russell 2000 Index
       Investment Division.....   8,863,762    8,769,748    6,587,826       7,356,183   6,340,553    6,379,754
     MSF T. Rowe Price
       Large Cap Growth
       Investment Division.....  12,293,158   18,463,477    7,579,276       6,914,180   7,557,701    6,082,255
     MSF T. Rowe Price
       Small Cap Growth
       Investment Division.....  16,109,793   13,093,685   10,586,051       9,357,582   8,702,468   25,182,622
     MSF Van Eck Global
       Natural Resources
       Investment Division.....      52,402       96,754      134,400          48,169      25,178       80,461
     MSF Western Asset
       Management Strategic
       Bond Opportunities
       Investment Division.....  31,396,621    2,670,409    2,618,269       6,007,341   1,935,423    1,964,514
     MSF Western Asset
       Management U.S.
       Government Investment
       Division................   1,319,950    1,262,553    1,153,933       1,313,956   1,510,344    1,400,796
     Oppenheimer VA Main
       Street Small Cap
       Investment Division.....       1,649        6,650        4,945(e)        6,651         939           91(e)

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                   AS OF DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                ------------------------  -------------------------------------------------------------------------
                                                                         COST OF                             PROCEEDS
                                  SHARES      COST ($)                PURCHASES ($)                       FROM SALES ($)
                                ----------  ------------  -----------------------------------   -----------------------------------
                                   2016         2016         2016         2015        2014         2016        2015         2014
                                ----------  ------------   ---------     --------   ---------      -------     -------      -------
     PIMCO VIT All Asset
       Investment Division....      12,608       136,206      11,673       59,535      59,597        7,013     779,077       37,514
     PIMCO VIT
       CommodityRealReturn
       Strategy Investment
       Division...............       1,262        14,472         111        4,187      40,783        1,699      21,199        1,248
     PIMCO VIT Low Duration
       Investment Division....      85,344       892,270      64,676       30,973      21,087       16,404     740,639       31,701
     Pioneer VCT Mid Cap
       Value Investment
       Division...............       2,730        49,736      23,486        6,247      22,259       17,407      20,763        3,724
     Putnam VT International
       Value Investment
       Division...............         451         4,620         122        1,379       1,415        1,450       1,364        1,293
     Royce Micro-Cap
       Investment Division....         953        10,021       1,940        1,437       1,597        1,092          78           80
     Royce Small-Cap
       Investment Division....       8,151        82,456      33,245       25,745     399,926       16,623       4,053      998,708
     UIF Emerging Markets
       Debt Investment
       Division...............     161,338     1,342,069     440,035      304,283     126,705      132,665     121,731      474,385
     UIF Emerging Markets
       Equity Investment
       Division...............     240,189     3,380,662   1,196,444      758,349   1,371,355      394,994     363,786      334,525

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.

This page is intentionally left blank.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014:


                                          AB GLOBAL THEMATIC GROWTH
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..              5,659             11,048             10,121
Units issued and
   transferred from other
   funding options.......                220                227              2,619
Units redeemed and
   transferred to other
   funding options.......            (1,234)            (5,616)            (1,692)
                           -----------------  -----------------  -----------------
Units end of year........              4,645              5,659             11,048
                           =================  =================  =================


                                             AB INTERMEDIATE BOND
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..              3,779              3,712              3,812
Units issued and
   transferred from other
   funding options.......              2,092                219                 44
Units redeemed and
   transferred to other
   funding options.......              (187)              (152)              (144)
                           -----------------  -----------------  -----------------
Units end of year........              5,684              3,779              3,712
                           =================  =================  =================


                                   AMERICAN CENTURY VP CAPITAL APPRECIATION
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015             2014 (A)
                           -----------------  -----------------  -----------------

Units beginning of year..                  4                 21                 --
Units issued and
   transferred from other
   funding options.......                162                 --                 32
Units redeemed and
   transferred to other
   funding options.......               (13)               (17)               (11)
                           -----------------  -----------------  -----------------
Units end of year........                153                  4                 21
                           =================  =================  =================


                                              AMERICAN FUNDS BOND
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..            437,856            422,554            417,001
Units issued and
   transferred from other
   funding options.......            111,731            130,560             99,347
Units redeemed and
   transferred to other
   funding options.......          (115,207)          (115,258)           (93,794)
                           -----------------  -----------------  -----------------
Units end of year........            434,380            437,856            422,554
                           =================  =================  =================

                                 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..          1,684,041          1,772,715          1,848,240
Units issued and
   transferred from other
   funding options.......            191,087            211,987            218,125
Units redeemed and
   transferred to other
   funding options.......          (309,314)          (300,661)          (293,650)
                           -----------------  -----------------  -----------------
Units end of year........          1,565,814          1,684,041          1,772,715
                           =================  =================  =================


                                            AMERICAN FUNDS GROWTH
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..          1,045,168          1,119,856          1,184,798
Units issued and
   transferred from other
   funding options.......             95,816            101,013            116,712
Units redeemed and
   transferred to other
   funding options.......          (162,778)          (175,701)          (181,654)
                           -----------------  -----------------  -----------------
Units end of year........            978,206          1,045,168          1,119,856
                           =================  =================  =================


                                        AMERICAN FUNDS GROWTH-INCOME
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..          1,173,413          1,243,407          1,315,261
Units issued and
   transferred from other
   funding options.......            106,983            120,286            131,341
Units redeemed and
   transferred to other
   funding options.......          (186,495)          (190,280)          (203,195)
                           -----------------  -----------------  -----------------
Units end of year........          1,093,901          1,173,413          1,243,407
                           =================  =================  =================


                                        AMERICAN FUNDS INTERNATIONAL
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..             12,487             19,587             19,162
Units issued and
   transferred from other
   funding options.......                153                842              1,226
Units redeemed and
   transferred to other
   funding options.......            (2,517)            (7,942)              (801)
                           -----------------  -----------------  -----------------
Units end of year........             10,123             12,487             19,587
                           =================  =================  =================

                                                 AMERICAN FUNDS
                                      U.S. GOVERNMENT/AAA-RATED SECURITIES
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2016               2015                2014
                           ------------------  -----------------  ------------------

Units beginning of year..               2,125              2,082               2,093
Units issued and
   transferred from other
   funding options.......                 266                109                  54
Units redeemed and
   transferred to other
   funding options.......               (126)               (66)                (65)
                           ------------------  -----------------  ------------------
Units end of year........               2,265              2,125               2,082
                           ==================  =================  ==================



                                        DREYFUS VIF INTERNATIONAL VALUE
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                 2016                2015               2014
                           -----------------  ------------------  -----------------

Units beginning of year..             15,363              15,519             15,672
Units issued and
   transferred from other
   funding options.......              7,615                  --                 --
Units redeemed and
   transferred to other
   funding options.......            (8,735)               (156)              (153)
                           -----------------  ------------------  -----------------
Units end of year........             14,243              15,363             15,519
                           =================  ==================  =================



                                      FIDELITY VIP ASSET MANAGER: GROWTH
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2016               2015               2014
                           -----------------  ------------------  -----------------

Units beginning of year..            121,099             135,053            132,058
Units issued and
   transferred from other
   funding options.......              5,334              16,970             11,986
Units redeemed and
   transferred to other
   funding options.......           (12,652)            (30,924)            (8,991)
                           -----------------  ------------------  -----------------
Units end of year........            113,781             121,099            135,053
                           =================  ==================  =================



                                             FIDELITY VIP CONTRAFUND
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2016                2015                2014
                           ------------------  ------------------  -----------------

Units beginning of year..             107,835             113,831            115,785
Units issued and
   transferred from other
   funding options.......               3,302              11,187              6,940
Units redeemed and
   transferred to other
   funding options.......            (14,816)            (17,183)            (8,894)
                           ------------------  ------------------  -----------------
Units end of year........              96,321             107,835            113,831
                           ==================  ==================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014:


                                          FIDELITY VIP EQUITY-INCOME
                                              INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2016               2015                2014
                           -----------------  ------------------  ------------------

Units beginning of year..                669               1,259               1,817
Units issued and
   transferred from other
   funding options.......                 90                 122                 100
Units redeemed and
   transferred to other
   funding options.......               (13)               (712)               (658)
                           -----------------  ------------------  ------------------
Units end of year........                746                 669               1,259
                           =================  ==================  ==================


                                           FIDELITY VIP FREEDOM 2010
                                              INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2016               2015                2014
                           ------------------  -----------------  ------------------

Units beginning of year..               1,392              3,474               3,488
Units issued and
   transferred from other
   funding options.......               4,597              8,348               7,340
Units redeemed and
   transferred to other
   funding options.......             (3,971)           (10,430)             (7,354)
                           ------------------  -----------------  ------------------
Units end of year........               2,018              1,392               3,474
                           ==================  =================  ==================


                                            FIDELITY VIP FREEDOM 2020
                                               INVESTMENT DIVISION
                           ----------------------------------------------------------
                                  2016                2015                2014
                           ------------------  ------------------  ------------------

Units beginning of year..              30,947              56,045              58,587
Units issued and
   transferred from other
   funding options.......              13,670              12,806              25,007
Units redeemed and
   transferred to other
   funding options.......            (13,099)            (37,904)            (27,549)
                           ------------------  ------------------  ------------------
Units end of year........              31,518              30,947              56,045
                           ==================  ==================  ==================


                                            FIDELITY VIP FREEDOM 2025
                                               INVESTMENT DIVISION
                           ----------------------------------------------------------
                                  2016                2015                2014
                           ------------------  ------------------  ------------------

Units beginning of year..              22,070               1,914               2,149
Units issued and
   transferred from other
   funding options.......                  --              20,650                  --
Units redeemed and
   transferred to other
   funding options.......               (539)               (494)               (235)
                           ------------------  ------------------  ------------------
Units end of year........              21,531              22,070               1,914
                           ==================  ==================  ==================



                                           FIDELITY VIP FREEDOM 2030
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                 2016                2015                2014
                           -----------------  ------------------  -----------------

Units beginning of year..              8,698               5,911              4,709
Units issued and
   transferred from other
   funding options.......             29,741              20,629             23,056
Units redeemed and
   transferred to other
   funding options.......           (26,063)            (17,842)           (21,854)
                           -----------------  ------------------  -----------------
Units end of year........             12,376               8,698              5,911
                           =================  ==================  =================




                                            FIDELITY VIP FREEDOM 2040
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2016                2015               2014
                           ------------------  ------------------  -----------------

Units beginning of year..               5,641               3,374                782
Units issued and
   transferred from other
   funding options.......              19,827              12,698             10,224
Units redeemed and
   transferred to other
   funding options.......            (16,057)            (10,431)            (7,632)
                           ------------------  ------------------  -----------------
Units end of year........               9,411               5,641              3,374
                           ==================  ==================  =================


                                                                                         FIDELITY VIP
                                                                                          GOVERNMENT
                                           FIDELITY VIP FREEDOM 2050                     MONEY MARKET
                                              INVESTMENT DIVISION                     INVESTMENT DIVISION
                           ---------------------------------------------------------  -------------------
                                  2016               2015                2014              2016 (B)
                           ------------------  -----------------  ------------------  -------------------

Units beginning of year..               3,221              1,669               1,444                 --
Units issued and
   transferred from other
   funding options.......              12,345              8,271               7,473            246,409
Units redeemed and
   transferred to other
   funding options.......             (9,285)            (6,719)             (7,248)           (28,166)
                           ------------------  -----------------  ------------------  -------------------
Units end of year........               6,281              3,221               1,669            218,243
                           ==================  =================  ==================  ===================

                                           FIDELITY VIP HIGH INCOME
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2016               2015                2014
                           ------------------  -----------------  -----------------

Units beginning of year..              10,801              8,712              8,598
Units issued and
   transferred from other
   funding options.......               6,406              2,652                576
Units redeemed and
   transferred to other
   funding options.......               (323)              (563)              (462)
                           ------------------  -----------------  -----------------
Units end of year........              16,884             10,801              8,712
                           ==================  =================  =================


                                      FIDELITY VIP INVESTMENT GRADE BOND
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                 2016                2015               2014
                           -----------------  -----------------  ------------------

Units beginning of year..             75,247             76,739             109,725
Units issued and
   transferred from other
   funding options.......              2,441              3,210              29,160
Units redeemed and
   transferred to other
   funding options.......            (4,759)            (4,702)            (62,146)
                           -----------------  -----------------  ------------------
Units end of year........             72,929             75,247              76,739
                           =================  =================  ==================


                                             FIDELITY VIP MID CAP
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                 2016                2015               2014
                           -----------------  -----------------  ------------------

Units beginning of year..              7,000              6,260               6,501
Units issued and
   transferred from other
   funding options.......                 52                889                 386
Units redeemed and
   transferred to other
   funding options.......            (1,320)              (149)               (627)
                           -----------------  -----------------  ------------------
Units end of year........              5,732              7,000               6,260
                           =================  =================  ==================


                                          FTVIPT FRANKLIN INCOME VIP
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2016               2015               2014
                           -----------------  ------------------  -----------------

Units beginning of year..                 47                  28                  1
Units issued and
   transferred from other
   funding options.......                 15                  25                 32
Units redeemed and
   transferred to other
   funding options.......                (3)                 (6)                (5)
                           -----------------  ------------------  -----------------
Units end of year........                 59                  47                 28
                           =================  ==================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014:


                                  FTVIPT FRANKLIN MUTUAL GLOBAL DISCOVERY VIP
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..             18,532             18,185             19,479
Units issued and
   transferred from other
   funding options.......              5,870              1,837              1,756
Units redeemed and
   transferred to other
   funding options.......            (5,140)            (1,490)            (3,050)
                           -----------------  -----------------  -----------------
Units end of year........             19,262             18,532             18,185
                           =================  =================  =================


                                      FTVIPT FRANKLIN MUTUAL SHARES VIP
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016              2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..                194                109                 67
Units issued and
   transferred from other
   funding options.......                 51                 92                 50
Units redeemed and
   transferred to other
   funding options.......               (20)                (7)                (8)
                           -----------------  -----------------  -----------------
Units end of year........                225                194                109
                           =================  =================  =================


                                        FTVIPT TEMPLETON FOREIGN VIP
                                             INVESTMENT DIVISION
                           ------------------------------------------------------
                                 2016               2015               2014
                           ----------------  -----------------  -----------------

Units beginning of year..           295,281            276,787            203,220
Units issued and
   transferred from other
   funding options.......            39,368             39,852            129,250
Units redeemed and
   transferred to other
   funding options.......          (38,480)           (21,358)           (55,683)
                           ----------------  -----------------  -----------------
Units end of year........           296,169            295,281            276,787
                           ================  =================  =================


                                      FTVIPT TEMPLETON GLOBAL BOND VIP
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..             23,525             49,895             54,283
Units issued and
   transferred from other
   funding options.......              3,542             14,084              1,227
Units redeemed and
   transferred to other
   funding options.......            (1,607)           (40,454)            (5,615)
                           -----------------  -----------------  -----------------
Units end of year........             25,460             23,525             49,895
                           =================  =================  =================

                                          GOLDMAN SACHS MID-CAP VALUE
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                 2016                2015                2014
                           -----------------  ------------------  -----------------

Units beginning of year..              9,834              10,570             11,790
Units issued and
   transferred from other
   funding options.......                 --                  --                140
Units redeemed and
   transferred to other
   funding options.......            (7,017)               (736)            (1,360)
                           -----------------  ------------------  -----------------
Units end of year........              2,817               9,834             10,570
                           =================  ==================  =================


                                     GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2016                2015                2014
                           ------------------  ------------------  -----------------

Units beginning of year..               1,645               1,766              2,114
Units issued and
   transferred from other
   funding options.......                 477                  53                111
Units redeemed and
   transferred to other
   funding options.......               (559)               (174)              (459)
                           ------------------  ------------------  -----------------
Units end of year........               1,563               1,645              1,766
                           ==================  ==================  =================


                                              INVESCO V.I. COMSTOCK
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2016                2015               2014
                           ------------------  -----------------  ------------------

Units beginning of year..              19,259             18,652              18,458
Units issued and
   transferred from other
   funding options.......               3,226              1,183                 598
Units redeemed and
   transferred to other
   funding options.......               (485)              (576)               (404)
                           ------------------  -----------------  ------------------
Units end of year........              22,000             19,259              18,652
                           ==================  =================  ==================


                                        INVESCO V.I. INTERNATIONAL GROWTH
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2016               2015                2014
                           ------------------  -----------------  ------------------

Units beginning of year..              13,685             14,202              16,229
Units issued and
   transferred from other
   funding options.......               2,404                674                 795
Units redeemed and
   transferred to other
   funding options.......             (1,134)            (1,191)             (2,882)
                           ------------------  -----------------  ------------------
Units end of year........              14,955             13,685              14,202
                           ==================  =================  ==================

                                                                                          JANUS ASPEN
                                             JANUS ASPEN BALANCED                         ENTERPRISE
                                              INVESTMENT DIVISION                     INVESTMENT DIVISION
                           ---------------------------------------------------------  -------------------
                                  2016               2015                2014              2016 (C)
                           -----------------  ------------------  ------------------  -------------------

Units beginning of year..             45,385              44,817              44,471                 --
Units issued and
   transferred from other
   funding options.......              2,340               2,768               4,121             22,750
Units redeemed and
   transferred to other
   funding options.......            (5,315)             (2,200)             (3,775)            (2,995)
                           -----------------  ------------------  ------------------  -------------------
Units end of year........             42,410              45,385              44,817             19,755
                           =================  ==================  ==================  ===================



                                                JANUS ASPEN FORTY
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2016                2015                2014
                           ------------------  ------------------  -----------------

Units beginning of year..              19,926              20,307             34,817
Units issued and
   transferred from other
   funding options.......                 704                 500                912
Units redeemed and
   transferred to other
   funding options.......             (4,301)               (881)           (15,422)
                           ------------------  ------------------  -----------------
Units end of year........              16,329              19,926             20,307
                           ==================  ==================  =================



                                                JANUS ASPEN JANUS
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2016                2015                2014
                           ------------------  ------------------  -----------------

Units beginning of year..              25,523              27,479             28,415
Units issued and
   transferred from other
   funding options.......                 348                 407                699
Units redeemed and
   transferred to other
   funding options.......            (11,207)             (2,363)            (1,635)
                           ------------------  ------------------  -----------------
Units end of year........              14,664              25,523             27,479
                           ==================  ==================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014:


                                            JANUS ASPEN OVERSEAS
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..              1,568              1,884              2,403
Units issued and
   transferred from other
   funding options.......              1,016                223                240
Units redeemed and
   transferred to other
   funding options.......              (575)              (539)              (759)
                           -----------------  -----------------  -----------------
Units end of year........              2,009              1,568              1,884
                           =================  =================  =================


                                            MFS VIT GLOBAL EQUITY
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..              7,506              7,650              7,761
Units issued and
   transferred from other
   funding options.......              1,062                430                357
Units redeemed and
   transferred to other
   funding options.......              (177)              (574)              (468)
                           -----------------  -----------------  -----------------
Units end of year........              8,391              7,506              7,650
                           =================  =================  =================


                                             MFS VIT NEW DISCOVERY
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..              8,220              8,474              8,721
Units issued and
   transferred from other
   funding options.......                  9                  8                  5
Units redeemed and
   transferred to other
   funding options.......              (286)              (262)              (252)
                           -----------------  -----------------  -----------------
Units end of year........              7,943              8,220              8,474
                           =================  =================  =================


                                                 MFS VIT VALUE
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..                820                903                978
Units issued and
   transferred from other
   funding options.......                 --                 --              1,462
Units redeemed and
   transferred to other
   funding options.......               (92)               (83)            (1,537)
                           -----------------  -----------------  -----------------
Units end of year........                728                820                903
                           =================  =================  =================


                                             MFS VIT II HIGH YIELD
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2016               2015               2014
                           -----------------  ------------------  -----------------

Units beginning of year..              7,464               7,587              8,075
Units issued and
   transferred from other
   funding options.......                 --                  40                  3
Units redeemed and
   transferred to other
   funding options.......              (129)               (163)              (491)
                           -----------------  ------------------  -----------------
Units end of year........              7,335               7,464              7,587
                           =================  ==================  =================



                                      MIST AB GLOBAL DYNAMIC ALLOCATION
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016              2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..              4,712              3,865              2,847
Units issued and
   transferred from other
   funding options.......                911              2,377              1,277
Units redeemed and
   transferred to other
   funding options.......            (1,020)            (1,530)              (259)
                           -----------------  -----------------  -----------------
Units end of year........              4,603              4,712              3,865
                           =================  =================  =================


                                         MIST ALLIANZ GLOBAL INVESTORS
                                           DYNAMIC MULTI-ASSET PLUS
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2016               2015             2014 (A)
                           -----------------  ------------------  -----------------

Units beginning of year..              1,942                  72                 --
Units issued and
   transferred from other
   funding options.......              2,920              10,338                 96
Units redeemed and
   transferred to other
   funding options.......              (351)             (8,468)               (24)
                           -----------------  ------------------  -----------------
Units end of year........              4,511               1,942                 72
                           =================  ==================  =================



                                   MIST AMERICAN FUNDS BALANCED ALLOCATION
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015              2014
                           -----------------  -----------------  -----------------

Units beginning of year..             61,306             59,916             57,458
Units issued and
   transferred from other
   funding options.......              6,090              5,741              6,662
Units redeemed and
   transferred to other
   funding options.......            (4,515)            (4,351)            (4,204)
                           -----------------  -----------------  -----------------
Units end of year........             62,881             61,306             59,916
                           =================  =================  =================

                                    MIST AMERICAN FUNDS GROWTH ALLOCATION
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..            105,040            101,601            108,102
Units issued and
   transferred from other
   funding options.......             13,432             14,045             12,222
Units redeemed and
   transferred to other
   funding options.......            (8,393)           (10,606)           (18,723)
                           -----------------  -----------------  -----------------
Units end of year........            110,079            105,040            101,601
                           =================  =================  =================


                                    MIST AMERICAN FUNDS MODERATE ALLOCATION
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..             67,812             71,127             64,895
Units issued and
   transferred from other
   funding options.......             10,042             14,053             12,069
Units redeemed and
   transferred to other
   funding options.......            (2,301)           (17,368)            (5,837)
                           -----------------  -----------------  -----------------
Units end of year........             75,553             67,812             71,127
                           =================  =================  =================


                                         MIST AQR GLOBAL RISK BALANCED
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..             14,099             17,046             15,059
Units issued and
   transferred from other
   funding options.......              2,702              5,403              5,307
Units redeemed and
   transferred to other
   funding options.......            (3,742)            (8,350)            (3,320)
                           -----------------  -----------------  -----------------
Units end of year........             13,059             14,099             17,046
                           =================  =================  =================


                                   MIST BLACKROCK GLOBAL TACTICAL STRATEGIES
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..             18,463             15,552              8,821
Units issued and
   transferred from other
   funding options.......              7,371              6,931              7,919
Units redeemed and
   transferred to other
   funding options.......            (1,128)            (4,020)            (1,188)
                           -----------------  -----------------  -----------------
Units end of year........             24,706             18,463             15,552
                           =================  =================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014:


                                        MIST CLARION GLOBAL REAL ESTATE
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2016               2015               2014
                           -----------------  ------------------  -----------------

Units beginning of year..          1,353,491           1,424,610          1,412,669
Units issued and
   transferred from other
   funding options.......            158,424             197,300            493,788
Units redeemed and
   transferred to other
   funding options.......          (258,129)           (268,419)          (481,847)
                           -----------------  ------------------  -----------------
Units end of year........          1,253,786           1,353,491          1,424,610
                           =================  ==================  =================


                                       MIST CLEARBRIDGE AGGRESSIVE GROWTH
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2016               2015                2014
                           -----------------  ------------------  ------------------

Units beginning of year..          2,377,629           2,519,284           1,375,745
Units issued and
   transferred from other
   funding options.......            257,617             466,292           1,550,161
Units redeemed and
   transferred to other
   funding options.......          (430,581)           (607,947)           (406,622)
                           -----------------  ------------------  ------------------
Units end of year........          2,204,665           2,377,629           2,519,284
                           =================  ==================  ==================


                                       MIST HARRIS OAKMARK INTERNATIONAL
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016                2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..          1,402,957          1,446,693          1,980,844
Units issued and
   transferred from other
   funding options.......            171,969            200,787            220,406
Units redeemed and
   transferred to other
   funding options.......          (242,710)          (244,523)          (754,557)
                           -----------------  -----------------  -----------------
Units end of year........          1,332,216          1,402,957          1,446,693
                           =================  =================  =================


                                     MIST INVESCO BALANCED-RISK ALLOCATION
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2016               2015                2014
                           ------------------  -----------------  -----------------

Units beginning of year..              35,295             27,242             22,938
Units issued and
   transferred from other
   funding options.......              10,701             22,460              8,699
Units redeemed and
   transferred to other
   funding options.......             (8,340)           (14,407)            (4,395)
                           ------------------  -----------------  -----------------
Units end of year........              37,656             35,295             27,242
                           ==================  =================  =================

                                          MIST INVESCO MID CAP VALUE
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016                2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..          2,436,571          2,536,877          2,707,441
Units issued and
   transferred from other
   funding options.......            219,029            264,793            236,264
Units redeemed and
   transferred to other
   funding options.......          (399,776)          (365,099)          (406,828)
                           -----------------  -----------------  -----------------
Units end of year........          2,255,824          2,436,571          2,536,877
                           =================  =================  =================


                                         MIST INVESCO SMALL CAP GROWTH
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..            232,966            249,054            251,143
Units issued and
   transferred from other
   funding options.......             28,154             41,305             57,371
Units redeemed and
   transferred to other
   funding options.......           (47,328)           (57,393)           (59,460)
                           -----------------  -----------------  -----------------
Units end of year........            213,792            232,966            249,054
                           =================  =================  =================


                                    MIST JPMORGAN GLOBAL ACTIVE ALLOCATION
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..            146,160            135,962             93,835
Units issued and
   transferred from other
   funding options.......             25,256             36,613             54,885
Units redeemed and
   transferred to other
   funding options.......           (15,784)           (26,415)           (12,758)
                           -----------------  -----------------  -----------------
Units end of year........            155,632            146,160            135,962
                           =================  =================  =================


                                         MIST JPMORGAN SMALL CAP VALUE
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016              2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..             14,322             12,640             11,410
Units issued and
   transferred from other
   funding options.......              7,076              2,473              3,528
Units redeemed and
   transferred to other
   funding options.......            (6,968)              (791)            (2,298)
                           -----------------  -----------------  -----------------
Units end of year........             14,430             14,322             12,640
                           =================  =================  =================

                                       MIST LOOMIS SAYLES GLOBAL MARKETS
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..             16,216             21,302             21,834
Units issued and
   transferred from other
   funding options.......              2,308              1,018              1,956
Units redeemed and
   transferred to other
   funding options.......              (981)            (6,104)            (2,488)
                           -----------------  -----------------  -----------------
Units end of year........             17,543             16,216             21,302
                           =================  =================  =================


                                  MIST MET/ABERDEEN EMERGING MARKETS EQUITY
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016              2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..             44,390             36,263             21,705
Units issued and
   transferred from other
   funding options.......             24,436             14,079             25,364
Units redeemed and
   transferred to other
   funding options.......           (17,498)            (5,952)           (10,806)
                           -----------------  -----------------  -----------------
Units end of year........             51,328             44,390             36,263
                           =================  =================  =================


                                    MIST MET/TEMPLETON INTERNATIONAL BOND
                                             INVESTMENT DIVISION
                           ------------------------------------------------------
                                 2016               2015               2014
                           ----------------  -----------------  -----------------

Units beginning of year..            12,955             11,790              5,967
Units issued and
   transferred from other
   funding options.......             3,409              4,916              6,422
Units redeemed and
   transferred to other
   funding options.......           (1,089)            (3,751)              (599)
                           ----------------  -----------------  -----------------
Units end of year........            15,275             12,955             11,790
                           ================  =================  =================


                                   MIST MET/WELLINGTON LARGE CAP RESEARCH
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..          9,969,725         10,583,026         11,184,832
Units issued and
   transferred from other
   funding options.......            777,218            847,471          1,115,535
Units redeemed and
   transferred to other
   funding options.......        (1,394,494)        (1,460,772)        (1,717,341)
                           -----------------  -----------------  -----------------
Units end of year........          9,352,449          9,969,725         10,583,026
                           =================  =================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014:


                                       MIST METLIFE ASSET ALLOCATION 100
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2016               2015               2014
                           -----------------  ------------------  -----------------

Units beginning of year..          1,092,776           1,096,717          1,065,070
Units issued and
   transferred from other
   funding options.......            154,677             187,265            228,160
Units redeemed and
   transferred to other
   funding options.......          (186,653)           (191,206)          (196,513)
                           -----------------  ------------------  -----------------
Units end of year........          1,060,800           1,092,776          1,096,717
                           =================  ==================  =================


                                          MIST METLIFE BALANCED PLUS
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2016               2015               2014
                           -----------------  ------------------  -----------------

Units beginning of year..             20,231              17,529              7,685
Units issued and
   transferred from other
   funding options.......              4,208               9,022             11,072
Units redeemed and
   transferred to other
   funding options.......            (1,740)             (6,320)            (1,228)
                           -----------------  ------------------  -----------------
Units end of year........             22,699              20,231             17,529
                           =================  ==================  =================


                                    MIST METLIFE MULTI-INDEX TARGETED RISK
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                 2016                2015               2014
                           -----------------  -----------------  ------------------

Units beginning of year..              1,099                968                  23
Units issued and
   transferred from other
   funding options.......                260                982                 966
Units redeemed and
   transferred to other
   funding options.......               (57)              (851)                (21)
                           -----------------  -----------------  ------------------
Units end of year........              1,302              1,099                 968
                           =================  =================  ==================


                                         MIST METLIFE SMALL CAP VALUE
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                 2016                2015               2014
                           -----------------  -----------------  ------------------

Units beginning of year..             36,056             36,751              41,430
Units issued and
   transferred from other
   funding options.......              3,175                595                 892
Units redeemed and
   transferred to other
   funding options.......           (12,707)            (1,290)             (5,571)
                           -----------------  -----------------  ------------------
Units end of year........             26,524             36,056              36,751
                           =================  =================  ==================


                                        MIST MFS RESEARCH INTERNATIONAL
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..            988,508          1,025,165          1,065,499
Units issued and
   transferred from other
   funding options.......             89,574             97,048            100,778
Units redeemed and
   transferred to other
   funding options.......          (132,857)          (133,705)          (141,112)
                           -----------------  -----------------  -----------------
Units end of year........            945,225            988,508          1,025,165
                           =================  =================  =================



                                     MIST MORGAN STANLEY MID CAP GROWTH
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..         10,144,421         10,592,901         11,170,989
Units issued and
   transferred from other
   funding options.......          1,160,138          1,090,120          1,232,830
Units redeemed and
   transferred to other
   funding options.......        (1,593,290)        (1,538,600)        (1,810,918)
                           -----------------  -----------------  -----------------
Units end of year........          9,711,269         10,144,421         10,592,901
                           =================  =================  =================


                                                                                               MIST PANAGORA
                                        MIST OPPENHEIMER GLOBAL EQUITY                    GLOBAL DIVERSIFIED RISK
                                              INVESTMENT DIVISION                           INVESTMENT DIVISION
                           -------------------------------------------------------  ------------------------------------
                                  2016               2015               2014              2016             2015 (D)
                           -----------------  -----------------  -----------------  -----------------  -----------------

Units beginning of year..          1,549,994          1,580,006          1,679,985                 10                 --
Units issued and
   transferred from other
   funding options.......            167,983            214,184            175,615                 21              8,768
Units redeemed and
   transferred to other
   funding options.......          (271,444)          (244,196)          (275,594)               (17)            (8,758)
                           -----------------  -----------------  -----------------  -----------------  -----------------
Units end of year........          1,446,533          1,549,994          1,580,006                 14                 10
                           =================  =================  =================  =================  =================

                                        MIST PIMCO INFLATION PROTECTED BOND
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2016              2015               2014
                             -----------------  -----------------  -----------------

Units beginning of year....            691,385            747,392            755,274
Units issued and
   transferred from other
   funding options.........            105,509            113,438            177,981
Units redeemed and
   transferred to other
   funding options.........          (125,255)          (169,445)          (185,863)
                             -----------------  -----------------  -----------------
Units end of year..........            671,639            691,385            747,392
                             =================  =================  =================


                                             MIST PIMCO TOTAL RETURN
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2016               2015               2014
                             -----------------  ----------------  -----------------

Units beginning of year....          2,027,593         2,149,016          2,464,593
Units issued and
   transferred from other
   funding options.........            217,839           253,114            274,736
Units redeemed and
   transferred to other
   funding options.........          (335,352)         (374,537)          (590,313)
                             -----------------  ----------------  -----------------
Units end of year..........          1,910,080         2,027,593          2,149,016
                             =================  ================  =================


                                            MIST PYRAMIS MANAGED RISK
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2016               2015               2014
                             -----------------  -----------------  ----------------

Units beginning of year....                 31                 13                 3
Units issued and
   transferred from other
   funding options.........                 45                393                15
Units redeemed and
   transferred to other
   funding options.........                (7)              (375)               (5)
                             -----------------  -----------------  ----------------
Units end of year..........                 69                 31                13
                             =================  =================  ================


                                         MIST SCHRODERS GLOBAL MULTI-ASSET
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2016              2015               2014
                             -----------------  -----------------  -----------------

Units beginning of year....             29,697             24,844             19,086
Units issued and
   transferred from other
   funding options.........             15,134             15,177              8,293
Units redeemed and
   transferred to other
   funding options.........            (5,785)           (10,324)            (2,535)
                             -----------------  -----------------  -----------------
Units end of year..........             39,046             29,697             24,844
                             =================  =================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014:


                                         MIST SSGA GROWTH AND INCOME ETF
                                               INVESTMENT DIVISION
                             -----------------------------------------------------
                                   2016               2015              2014
                             ----------------  -----------------  ----------------

Units beginning of year....           470,354            467,656           503,743
Units issued and
   transferred from other
   funding options.........            60,309             77,796            91,210
Units redeemed and
   transferred to other
   funding options.........          (59,834)           (75,098)         (127,297)
                             ----------------  -----------------  ----------------
Units end of year..........           470,829            470,354           467,656
                             ================  =================  ================


                                              MIST SSGA GROWTH ETF
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2016              2015               2014
                             -----------------  -----------------  ----------------

Units beginning of year....            421,872            398,249           366,821
Units issued and
   transferred from other
   funding options.........            103,782             95,075           110,844
Units redeemed and
   transferred to other
   funding options.........          (109,256)           (71,452)          (79,416)
                             -----------------  -----------------  ----------------
Units end of year..........            416,398            421,872           398,249
                             =================  =================  ================


                                        MIST T. ROWE PRICE LARGE CAP VALUE
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                   2016                2015              2014
                             -----------------  -----------------  -----------------

Units beginning of year....            117,032            133,581            128,280
Units issued and
   transferred from other
   funding options.........              3,880                514              7,180
Units redeemed and
   transferred to other
   funding options.........            (5,438)           (17,063)            (1,879)
                             -----------------  -----------------  -----------------
Units end of year..........            115,474            117,032            133,581
                             =================  =================  =================


                                       MIST T. ROWE PRICE MID CAP GROWTH
                                              INVESTMENT DIVISION
                             -----------------------------------------------------
                                    2016              2015              2014
                             -----------------  ----------------  ----------------

Units beginning of year....          1,508,551         1,478,700         1,482,938
Units issued and
   transferred from other
   funding options.........            224,782           325,674           265,792
Units redeemed and
   transferred to other
   funding options.........          (283,682)         (295,823)         (270,030)
                             -----------------  ----------------  ----------------
Units end of year..........          1,449,651         1,508,551         1,478,700
                             =================  ================  ================

                                    MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2016               2015               2014
                           -----------------  -----------------  ------------------

Units beginning of year..          2,482,793          2,569,893           2,695,199
Units issued and
   transferred from other
   funding options.......            291,612            347,116             341,419
Units redeemed and
   transferred to other
   funding options.......          (403,358)          (434,216)           (466,725)
                           -----------------  -----------------  ------------------
Units end of year........          2,371,047          2,482,793           2,569,893
                           =================  =================  ==================


                                       MSF BARCLAYS AGGREGATE BOND INDEX
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016                2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..          5,819,142          6,012,506          5,904,440
Units issued and
   transferred from other
   funding options.......            806,050            869,690          1,175,001
Units redeemed and
   transferred to other
   funding options.......          (917,337)        (1,063,054)        (1,066,935)
                           -----------------  -----------------  -----------------
Units end of year........          5,707,855          5,819,142          6,012,506
                           =================  =================  =================


                                           MSF BLACKROCK BOND INCOME
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2016               2015               2014
                           ------------------  -----------------  -----------------

Units beginning of year..           2,840,523          3,018,880          3,164,737
Units issued and
   transferred from other
   funding options.......             320,525            413,695            388,693
Units redeemed and
   transferred to other
   funding options.......           (432,509)          (592,052)          (534,550)
                           ------------------  -----------------  -----------------
Units end of year........           2,728,539          2,840,523          3,018,880
                           ==================  =================  =================


                                     MSF BLACKROCK CAPITAL APPRECIATION
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015              2014
                           -----------------  -----------------  -----------------

Units beginning of year..            409,612            414,973          1,238,069
Units issued and
   transferred from other
   funding options.......             51,339             70,459             69,171
Units redeemed and
   transferred to other
   funding options.......           (85,190)           (75,820)          (892,267)
                           -----------------  -----------------  -----------------
Units end of year........            375,761            409,612            414,973
                           =================  =================  =================

                                          MSF BLACKROCK LARGE CAP VALUE
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2016              2015               2014
                             -----------------  -----------------  ----------------

Units beginning of year....            921,609            943,466           952,777
Units issued and
   transferred from other
   funding options.........            136,391            144,666           168,601
Units redeemed and
   transferred to other
   funding options.........          (169,054)          (166,523)         (177,912)
                             -----------------  -----------------  ----------------
Units end of year..........            888,946            921,609           943,466
                             =================  =================  ================


                                        MSF BLACKROCK ULTRA-SHORT TERM BOND
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2016               2015              2014
                             -----------------  -----------------  -----------------

Units beginning of year....          1,386,934          1,682,938          1,334,062
Units issued and
   transferred from other
   funding options.........            289,814            357,312          1,140,932
Units redeemed and
   transferred to other
   funding options.........          (405,537)          (653,316)          (792,056)
                             -----------------  -----------------  -----------------
Units end of year..........          1,271,211          1,386,934          1,682,938
                             =================  =================  =================


                                           MSF FRONTIER MID CAP GROWTH
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2016               2015              2014
                             ----------------  -----------------  -----------------

Units beginning of year....         6,492,334          6,861,561          7,328,205
Units issued and
   transferred from other
   funding options.........           474,779            503,551            603,587
Units redeemed and
   transferred to other
   funding options.........         (838,225)          (872,778)        (1,070,231)
                             ----------------  -----------------  -----------------
Units end of year..........         6,128,888          6,492,334          6,861,561
                             ================  =================  =================


                                               MSF JENNISON GROWTH
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2016               2015               2014
                             ----------------  -----------------  -----------------

Units beginning of year....           935,827            975,379          1,014,111
Units issued and
   transferred from other
   funding options.........            97,288            152,823            170,080
Units redeemed and
   transferred to other
   funding options.........         (156,670)          (192,375)          (208,812)
                             ----------------  -----------------  -----------------
Units end of year..........           876,445            935,827            975,379
                             ================  =================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014:


                                       MSF LOOMIS SAYLES SMALL CAP CORE
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015               2014
                            ----------------  -----------------  -----------------

Units beginning of year..             72,870             78,544             81,272
Units issued and
   transferred from other
   funding options.......              4,468              5,343              7,450
Units redeemed and
   transferred to other
   funding options.......            (7,636)           (11,017)           (10,178)
                            ----------------  -----------------  -----------------
Units end of year........             69,702             72,870             78,544
                            ================  =================  =================


                                      MSF LOOMIS SAYLES SMALL CAP GROWTH
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..            515,373            532,728            575,475
Units issued and
   transferred from other
   funding options.......             56,414             77,825             93,547
Units redeemed and
   transferred to other
   funding options.......           (89,108)           (95,180)          (136,294)
                           -----------------  -----------------  -----------------
Units end of year........            482,679            515,373            532,728
                           =================  =================  =================


                                        MSF MET/ARTISAN MID CAP VALUE
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..            159,896            171,419            179,229
Units issued and
   transferred from other
   funding options.......             17,563             17,894             19,314
Units redeemed and
   transferred to other
   funding options.......           (27,383)           (29,417)           (27,124)
                           -----------------  -----------------  -----------------
Units end of year........            150,076            159,896            171,419
                           =================  =================  =================


                                         MSF MET/WELLINGTON BALANCED
                                             INVESTMENT DIVISION
                           ------------------------------------------------------
                                 2016                2015              2014
                           -----------------  -----------------  ----------------

Units beginning of year..          8,029,813          8,541,626         9,093,665
Units issued and
   transferred from other
   funding options.......            707,735            766,101           836,836
Units redeemed and
   transferred to other
   funding options.......        (1,191,007)        (1,277,914)       (1,388,875)
                           -----------------  -----------------  ----------------
Units end of year........          7,546,541          8,029,813         8,541,626
                           =================  =================  ================

                                  MSF MET/WELLINGTON CORE EQUITY OPPORTUNITIES
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2016                2015               2014
                            -----------------  ------------------  -----------------

Units beginning of year..           1,224,975           1,304,591          1,389,950
Units issued and
   transferred from other
   funding options.......             137,916             121,985            130,153
Units redeemed and
   transferred to other
   funding options.......           (195,441)           (201,601)          (215,512)
                            -----------------  ------------------  -----------------
Units end of year........           1,167,450           1,224,975          1,304,591
                            =================  ==================  =================


                                         MSF METLIFE ASSET ALLOCATION 20
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2016                2015               2014
                           ------------------  -----------------  ------------------

Units beginning of year..             307,157            311,182             302,268
Units issued and
   transferred from other
   funding options.......              65,946             56,467              96,285
Units redeemed and
   transferred to other
   funding options.......           (101,190)           (60,492)            (87,371)
                           ------------------  -----------------  ------------------
Units end of year........             271,913            307,157             311,182
                           ==================  =================  ==================


                                        MSF METLIFE ASSET ALLOCATION 40
                                              INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2016               2015                2014
                           -----------------  ------------------  ------------------

Units beginning of year..            510,437             537,152             528,645
Units issued and
   transferred from other
   funding options.......             86,527             145,986             114,747
Units redeemed and
   transferred to other
   funding options.......           (82,384)           (172,701)           (106,240)
                           -----------------  ------------------  ------------------
Units end of year........            514,580             510,437             537,152
                           =================  ==================  ==================


                                        MSF METLIFE ASSET ALLOCATION 60
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                 2016                2015               2014
                           -----------------  ------------------  -----------------

Units beginning of year..          2,828,639           2,946,636          2,959,238
Units issued and
   transferred from other
   funding options.......            301,733             339,199            485,403
Units redeemed and
   transferred to other
   funding options.......          (414,834)           (457,196)          (498,005)
                           -----------------  ------------------  -----------------
Units end of year........          2,715,538           2,828,639          2,946,636
                           =================  ==================  =================

                                        MSF METLIFE ASSET ALLOCATION 80
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015                2014
                           -----------------  -----------------  -----------------

Units beginning of year..          5,108,404          5,267,738          5,304,870
Units issued and
   transferred from other
   funding options.......            499,092            601,128            762,440
Units redeemed and
   transferred to other
   funding options.......          (760,969)          (760,462)          (799,572)
                           -----------------  -----------------  -----------------
Units end of year........          4,846,527          5,108,404          5,267,738
                           =================  =================  =================


                                        MSF METLIFE MID CAP STOCK INDEX
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2016               2015               2014
                           -----------------  ------------------  -----------------

Units beginning of year..          2,505,060           2,603,842          3,096,714
Units issued and
   transferred from other
   funding options.......            265,728             303,111            344,308
Units redeemed and
   transferred to other
   funding options.......          (401,944)           (401,893)          (837,180)
                           -----------------  ------------------  -----------------
Units end of year........          2,368,844           2,505,060          2,603,842
                           =================  ==================  =================


                                           MSF METLIFE STOCK INDEX
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..         30,734,692         31,845,594         33,504,283
Units issued and
   transferred from other
   funding options.......          2,659,842          3,048,757          3,230,743
Units redeemed and
   transferred to other
   funding options.......        (3,955,694)        (4,159,659)        (4,889,432)
                           -----------------  -----------------  -----------------
Units end of year........         29,438,840         30,734,692         31,845,594
                           =================  =================  =================


                                             MSF MFS TOTAL RETURN
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016                2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..            489,178            495,079            516,460
Units issued and
   transferred from other
   funding options.......             67,702             76,608             64,664
Units redeemed and
   transferred to other
   funding options.......           (82,012)           (82,509)           (86,045)
                           -----------------  -----------------  -----------------
Units end of year........            474,868            489,178            495,079
                           =================  =================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014:


                                                  MSF MFS VALUE
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2016               2015               2014
                             -----------------  ----------------  -----------------

Units beginning of year....          3,455,842         3,651,820          3,880,440
Units issued and
   transferred from other
   funding options.........            310,841           362,018            410,647
Units redeemed and
   transferred to other
   funding options.........          (520,741)         (557,996)          (639,267)
                             -----------------  ----------------  -----------------
Units end of year..........          3,245,942         3,455,842          3,651,820
                             =================  ================  =================


                                               MSF MSCI EAFE INDEX
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2016               2015               2014
                             -----------------  ----------------  -----------------

Units beginning of year....          4,684,375         4,721,774          4,619,766
Units issued and
   transferred from other
   funding options.........            709,296           694,105            958,783
Units redeemed and
   transferred to other
   funding options.........          (777,095)         (731,504)          (856,775)
                             -----------------  ----------------  -----------------
Units end of year..........          4,616,576         4,684,375          4,721,774
                             =================  ================  =================


                                          MSF NEUBERGER BERMAN GENESIS
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2016               2015              2014
                             ----------------  -----------------  -----------------

Units beginning of year....         3,271,086          3,467,583          3,669,017
Units issued and
   transferred from other
   funding options.........           280,164            312,240            372,237
Units redeemed and
   transferred to other
   funding options.........         (488,347)          (508,737)          (573,671)
                             ----------------  -----------------  -----------------
Units end of year..........         3,062,903          3,271,086          3,467,583
                             ================  =================  =================


                                             MSF RUSSELL 2000 INDEX
                                               INVESTMENT DIVISION
                             -----------------------------------------------------
                                   2016              2015               2014
                             ----------------  -----------------  ----------------

Units beginning of year....         2,183,522          2,260,930         2,328,388
Units issued and
   transferred from other
   funding options.........           303,251            287,495           345,889
Units redeemed and
   transferred to other
   funding options.........         (402,426)          (364,903)         (413,347)
                             ----------------  -----------------  ----------------
Units end of year..........         2,084,347          2,183,522         2,260,930
                             ================  =================  ================


                                     MSF T. ROWE PRICE LARGE CAP GROWTH
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..          3,109,875          3,259,625          3,427,787
Units issued and
   transferred from other
   funding options.......            335,004            404,951            389,494
Units redeemed and
   transferred to other
   funding options.......          (515,179)          (554,701)          (557,656)
                           -----------------  -----------------  -----------------
Units end of year........          2,929,700          3,109,875          3,259,625
                           =================  =================  =================



                                     MSF T. ROWE PRICE SMALL CAP GROWTH
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..          2,691,919          2,818,717          3,406,451
Units issued and
   transferred from other
   funding options.......            255,887            266,479            292,004
Units redeemed and
   transferred to other
   funding options.......          (414,065)          (393,277)          (879,738)
                           -----------------  -----------------  -----------------
Units end of year........          2,533,741          2,691,919          2,818,717
                           =================  =================  =================



                                    MSF VAN ECK GLOBAL NATURAL RESOURCES
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..              1,703              1,164                916
Units issued and
   transferred from other
   funding options.......                419                743                698
Units redeemed and
   transferred to other
   funding options.......              (359)              (204)              (450)
                           -----------------  -----------------  -----------------
Units end of year........              1,763              1,703              1,164
                           =================  =================  =================


                                        MSF WESTERN ASSET MANAGEMENT
                                        STRATEGIC BOND OPPORTUNITIES
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..            964,462            989,244          1,022,252
Units issued and
   transferred from other
   funding options.......          1,206,539            135,162            135,497
Units redeemed and
   transferred to other
   funding options.......          (318,317)          (159,944)          (168,505)
                           -----------------  -----------------  -----------------
Units end of year........          1,852,684            964,462            989,244
                           =================  =================  =================

                                 MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                              INVESTMENT DIVISION
                             -----------------------------------------------------
                                    2016              2015              2014
                             -----------------  ----------------  ----------------

Units beginning of year....            870,402           904,420           935,377
Units issued and
   transferred from other
   funding options.........            136,832           138,201           141,439
Units redeemed and
   transferred to other
   funding options.........          (158,366)         (172,219)         (172,396)
                             -----------------  ----------------  ----------------
Units end of year..........            848,868           870,402           904,420
                             =================  ================  ================


                                      OPPENHEIMER VA MAIN STREET SMALL CAP
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2016              2015             2014 (E)
                             -----------------  -----------------  ----------------

Units beginning of year....                290                140                --
Units issued and
   transferred from other
   funding options.........                 33                176               143
Units redeemed and
   transferred to other
   funding options.........              (177)               (26)               (3)
                             -----------------  -----------------  ----------------
Units end of year..........                146                290               140
                             =================  =================  ================


                                               PIMCO VIT ALL ASSET
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2016              2015               2014
                             -----------------  -----------------  ----------------

Units beginning of year....              9,368             70,102            72,143
Units issued and
   transferred from other
   funding options.........                730              3,231               784
Units redeemed and
   transferred to other
   funding options.........              (559)           (63,965)           (2,825)
                             -----------------  -----------------  ----------------
Units end of year..........              9,539              9,368            70,102
                             =================  =================  ================


                                     PIMCO VIT COMMODITYREALRETURN STRATEGY
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2016              2015               2014
                             -----------------  -----------------  ----------------

Units beginning of year....              1,395              3,576               479
Units issued and
   transferred from other
   funding options.........                 --                331             3,227
Units redeemed and
   transferred to other
   funding options.........              (217)            (2,512)             (130)
                             -----------------  -----------------  ----------------
Units end of year..........              1,178              1,395             3,576
                             =================  =================  ================


(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014:


                                          PIMCO VIT LOW DURATION
                                            INVESTMENT DIVISION
                           ------------------------------------------------------
                                 2016               2015              2014
                           -----------------  ----------------  -----------------

Units beginning of year..             65,525           123,927            126,188
Units issued and
   transferred from other
   funding options.......              4,119               105                265
Units redeemed and
   transferred to other
   funding options.......            (1,294)          (58,507)            (2,526)
                           -----------------  ----------------  -----------------
Units end of year........             68,350            65,525            123,927
                           =================  ================  =================


                                          PIONEER VCT MID CAP VALUE
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..                713              1,012                828
Units issued and
   transferred from other
   funding options.......                289                 --                242
Units redeemed and
   transferred to other
   funding options.......              (265)              (299)               (58)
                           -----------------  -----------------  -----------------
Units end of year........                737                713              1,012
                           =================  =================  =================


                                         PUTNAM VT INTERNATIONAL VALUE
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..                239                239                239
Units issued and
   transferred from other
   funding options.......                 --                 54                 49
Units redeemed and
   transferred to other
   funding options.......               (62)               (54)               (49)
                           -----------------  -----------------  -----------------
Units end of year........                177                239                239
                           =================  =================  =================


                                                ROYCE MICRO-CAP
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..                465                417                374
Units issued and
   transferred from other
   funding options.......                 92                 52                 47
Units redeemed and
   transferred to other
   funding options.......               (52)                (4)                (4)
                           -----------------  -----------------  -----------------
Units end of year........                505                465                417
                           =================  =================  =================

                                               ROYCE SMALL-CAP
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..              2,698              2,265             31,356
Units issued and
   transferred from other
   funding options.......                975                619             18,250
Units redeemed and
   transferred to other
   funding options.......              (840)              (186)           (47,341)
                           -----------------  -----------------  -----------------
Units end of year........              2,833              2,698              2,265
                           =================  =================  =================


                                          UIF EMERGING MARKETS DEBT
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..             27,569             23,590             35,538
Units issued and
   transferred from other
   funding options.......             10,394              7,582              1,488
Units redeemed and
   transferred to other
   funding options.......            (3,745)            (3,603)           (13,436)
                           -----------------  -----------------  -----------------
Units end of year........             34,218             27,569             23,590
                           =================  =================  =================


                                         UIF EMERGING MARKETS EQUITY
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2016               2015               2014
                           -----------------  -----------------  -----------------

Units beginning of year..            176,970            150,699             83,866
Units issued and
   transferred from other
   funding options.......             88,482             52,324             88,221
Units redeemed and
   transferred to other
   funding options.......           (29,975)           (26,053)           (21,388)
                           -----------------  -----------------  -----------------
Units end of year........            235,477            176,970            150,699
                           =================  =================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2016 to December 31, 2016.
(c) Commenced May 3, 2010 and began transactions in 2016.
(d) Commenced April 28, 2014 and began transactions in 2015.
(e) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series, for the respective stated periods in the five years ended December 31, 2016:

                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -----------  --------------  --------------  -------------  ----------------  ----------------
  AB Global Thematic Growth     2016        4,645            6.97          32,386        --                0.00               (0.88)
     Investment Division        2015        5,659            7.03          39,803        --                0.00                 2.65
                                2014       11,048            6.85          75,700        --                0.00                 4.81
                                2013       10,121            6.54          66,166      0.02                0.00                22.93
                                2012       11,630            5.32          61,856        --                0.00                13.24

  AB Intermediate Bond          2016        5,684           16.72          95,051      2.98                0.00                 4.36
     Investment Division        2015        3,779           16.02          60,559      3.34                0.00               (0.18)
                                2014        3,712           16.05          59,589      3.24                0.00                 6.22
                                2013        3,812           15.11          57,615      3.09                0.00               (2.34)
                                2012        6,675           15.48         103,300      3.42                0.00                 5.79

  American Century VP           2016          153           21.80           3,341        --                0.00                 3.23
     Capital Appreciation       2015            4           21.12              83        --                0.00                 1.93
     Investment Division        2014           21           20.72             432        --                0.00                11.65
     (Commenced 4/28/2014)

  American Funds Bond           2016      434,380   12.85 - 23.78       6,362,160      1.69         0.00 - 0.90          2.02 - 2.94
     Investment Division        2015      437,856   12.59 - 23.10       6,208,120      1.73         0.00 - 0.90        (0.62) - 0.27
                                2014      422,554   12.67 - 23.04       5,975,916      1.99         0.00 - 0.90          4.33 - 5.28
                                2013      417,001   12.15 - 21.88       5,589,275      1.83         0.00 - 0.90      (3.03) - (2.16)
                                2012      397,946   12.53 - 22.37       5,420,310      2.55         0.00 - 0.90          4.42 - 5.37

  American Funds Global         2016    1,565,814   35.96 - 47.59      63,768,756      0.25         0.00 - 0.90          1.18 - 2.10
     Small Capitalization       2015    1,684,041   35.54 - 46.61      67,195,650        --         0.00 - 0.90        (0.63) - 0.27
     Investment Division        2014    1,772,715   35.77 - 46.48      70,558,118      0.12         0.00 - 0.90          1.21 - 2.12
                                2013    1,848,240   35.34 - 45.52      72,066,620      0.87         0.00 - 0.90        27.13 - 28.28
                                2012    1,947,587   27.80 - 35.48      59,237,806      1.34         0.00 - 0.90        17.11 - 18.18

  American Funds Growth         2016      978,206  38.99 - 426.47     168,913,307      0.78         0.00 - 0.90          8.51 - 9.49
     Investment Division        2015    1,045,168  35.61 - 389.52     164,709,586      0.60         0.00 - 0.90          5.90 - 6.86
                                2014    1,119,856  33.32 - 364.52     164,910,421      0.80         0.00 - 0.90          7.54 - 8.51
                                2013    1,184,798  30.71 - 335.94     160,553,244      0.94         0.00 - 0.90        28.94 - 30.10
                                2012    1,269,410  23.60 - 258.21     130,921,222      0.80         0.00 - 0.90        16.83 - 17.89

  American Funds                2016    1,093,901  83.80 - 293.83     105,740,546      1.48         0.00 - 0.90        10.52 - 11.52
     Growth-Income              2015    1,173,413  75.82 - 263.48     101,658,954      1.30         0.00 - 0.90          0.55 - 1.45
     Investment Division        2014    1,243,407  75.41 - 259.70     106,030,732      1.29         0.00 - 0.90         9.64 - 10.63
                                2013    1,315,261  68.78 - 234.74     101,213,157      1.37         0.00 - 0.90        32.30 - 33.50
                                2012    1,382,116  51.99 - 175.83      79,614,717      1.64         0.00 - 0.90        16.42 - 17.48

  American Funds International  2016       10,123           34.42         348,390      1.41                0.00                 3.53
     Investment Division        2015       12,487           33.24         415,110      1.24                0.00               (4.53)
                                2014       19,587           34.82         682,005      1.40                0.00               (2.65)
                                2013       19,162           35.77         685,392      1.65                0.00                21.63
                                2012       18,773           29.41         552,053      1.43                0.00                17.91

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                        ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO         NET
                                           UNITS       HIGHEST ($)    ASSETS ($)
                                        -----------  --------------  -------------
  American Funds U.S.             2016        2,265           23.98         54,307
     Government/AAA-Rated         2015        2,125           23.70         50,343
     Securities                   2014        2,082           23.33         48,552
     Investment Division          2013        2,093           22.21         46,484
                                  2012        1,972           22.92         45,192

  Dreyfus VIF International       2016       14,243           13.57        193,298
     Value Investment Division    2015       15,363           13.79        211,852
                                  2014       15,519           14.21        220,569
                                  2013       15,672           15.72        246,317
                                  2012       16,013           12.81        205,133

  Fidelity VIP Asset Manager:     2016      113,781           15.81      1,799,093
     Growth Investment Division   2015      121,099           15.45      1,870,972
                                  2014      135,053           15.45      2,087,177
                                  2013      132,058           14.61      1,929,922
                                  2012      164,596           11.95      1,966,232

  Fidelity VIP Contrafund         2016       96,321           27.77      2,675,209
     Investment Division          2015      107,835           25.74      2,775,398
                                  2014      113,831           25.59      2,913,464
                                  2013      115,785           22.89      2,650,302
                                  2012      147,414           15.89      2,343,022

  Fidelity VIP Equity-Income      2016          746           22.63         16,883
     Investment Division          2015          669           19.20         12,838
                                  2014        1,259           20.01         25,205
                                  2013        1,817           18.42         33,464
                                  2012        4,431           14.06         62,291

  Fidelity VIP Freedom 2010       2016        2,018           14.56         29,390
     Investment Division          2015        1,392           13.81         19,219
                                  2014        3,474           13.85         48,114
                                  2013        3,488           13.26         46,242
                                  2012        3,378           11.73         39,638

  Fidelity VIP Freedom 2020       2016       31,518   14.46 - 19.75        567,520
     Investment Division          2015       30,947   13.63 - 18.61        528,621
                                  2014       56,045   13.66 - 18.66        984,560
                                  2013       58,587   13.04 - 17.80        977,715
                                  2012       51,279   11.29 - 15.34        764,724

  Fidelity VIP Freedom 2025       2016       21,531           20.82        448,266
     Investment Division          2015       22,070           19.61        432,727
     (Commenced 4/28/2008 and     2014        1,914           19.64         37,588
     began transactions in 2013)  2013        2,149           18.70         40,181

  Fidelity VIP Freedom 2030       2016       12,376           14.69        181,828
     Investment Division          2015        8,698           13.78        119,873
                                  2014        5,911           13.81         81,658
                                  2013        4,709           13.17         62,024
                                  2012        3,939           10.87         42,834


                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  American Funds U.S.             2016      1.41                0.00                 1.19
     Government/AAA-Rated         2015      1.47                0.00                 1.59
     Securities                   2014      1.10                0.00                 5.02
     Investment Division          2013      0.68                0.00               (3.08)
                                  2012      1.00                0.00                 1.90

  Dreyfus VIF International       2016      1.68                0.00               (1.58)
     Value Investment Division    2015      1.94                0.00               (2.98)
                                  2014      1.32                0.00               (9.57)
                                  2013      1.78                0.00                22.69
                                  2012      2.56                0.00                12.42

  Fidelity VIP Asset Manager:     2016      1.35                0.00                 2.34
     Growth Investment Division   2015      1.03                0.00               (0.03)
                                  2014      1.01                0.00                 5.75
                                  2013      0.83                0.00                22.34
                                  2012      1.40                0.00                15.34

  Fidelity VIP Contrafund         2016      0.73                0.00                 7.91
     Investment Division          2015      0.90                0.00                 0.56
                                  2014      0.86                0.00                11.82
                                  2013      0.95                0.00                44.02
                                  2012      1.22                0.00                16.31

  Fidelity VIP Equity-Income      2016      2.43                0.00                17.90
     Investment Division          2015      2.69                0.00               (4.09)
                                  2014      2.88                0.00                 8.65
                                  2013      2.56                0.00                31.02
                                  2012      5.62                0.00                17.19

  Fidelity VIP Freedom 2010       2016      1.87                0.00                 5.45
     Investment Division          2015      0.92                0.00               (0.29)
                                  2014      1.62                0.00                 4.46
                                  2013      1.76                0.00                12.98
                                  2012      1.97                0.00                11.28

  Fidelity VIP Freedom 2020       2016      1.59                0.00                 6.12
     Investment Division          2015      1.71                0.00               (0.27)
                                  2014      1.65                0.00          4.76 - 4.82
                                  2013      1.87                0.00        15.49 - 16.01
                                  2012      2.06                0.00        12.87 - 13.38

  Fidelity VIP Freedom 2025       2016      1.54                0.00                 6.18
     Investment Division          2015      1.92                0.00               (0.18)
     (Commenced 4/28/2008 and     2014      1.58                0.00                 5.06
     began transactions in 2013)  2013      1.79                0.00                19.95

  Fidelity VIP Freedom 2030       2016      1.75                0.00                 6.61
     Investment Division          2015      2.05                0.00               (0.24)
                                  2014      1.76                0.00                 4.89
                                  2013      1.93                0.00                21.12
                                  2012      1.84                0.00                15.06


               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                        -----------------------------------------  -------------------------------------------------
                                                      UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                       LOWEST TO          NET         INCOME          LOWEST TO         LOWEST TO
                                            UNITS     HIGHEST ($)     ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -----------  -------------  -------------  -------------  ----------------  ----------------
  Fidelity VIP Freedom 2040       2016        9,411          16.90        159,009      1.68                0.00                 6.83
     Investment Division          2015        5,641          15.81         89,215      2.00                0.00               (0.26)
     (Commenced 5/3/2010 and      2014        3,374          15.86         53,497      2.38                0.00                 4.85
     began transactions in 2013)  2013          782          15.12         11,831      3.69                0.00                24.73

  Fidelity VIP Freedom 2050       2016        6,281          17.04        107,049      2.03                0.00                 6.84
     Investment Division          2015        3,221          15.95         51,384      2.16                0.00               (0.29)
                                  2014        1,669          16.00         26,706      1.38                0.00                 4.94
                                  2013        1,444          15.25         22,014      1.43                0.00                25.78
                                  2012        1,468          12.12         17,799      2.12                0.00                17.20

  Fidelity VIP Government         2016      218,243          17.53      3,825,639      0.16                0.00                 0.13
     Money Market
     Investment Division
     (Commenced 4/29/2016)

  Fidelity VIP High Income        2016       16,884          21.83        368,584      6.80                0.00                14.61
     Investment Division          2015       10,801          19.05        205,740      7.86                0.00               (3.63)
                                  2014        8,712          19.76        172,179      5.69                0.00                 1.16
                                  2013        8,598          19.54        167,992      5.84                0.00                 5.95
                                  2012        8,955          18.44        165,146     14.49                0.00                14.23

  Fidelity VIP Investment         2016       72,929          17.02      1,241,561      2.33                0.00                 4.63
     Grade Bond                   2015       75,247          16.27      1,224,347      2.51                0.00               (0.71)
     Investment Division          2014       76,739          16.39      1,257,507      1.79                0.00                 5.75
                                  2013      109,725          15.50      1,700,205      2.44                0.00               (1.89)
                                  2012      144,729          15.79      2,285,792      1.95                0.00                 5.77

  Fidelity VIP Mid Cap            2016        5,732          44.73        256,383      0.32                0.00                11.92
     Investment Division          2015        7,000          39.97        279,768      0.28                0.00               (1.63)
                                  2014        6,260          40.63        254,337      0.02                0.00                 6.03
                                  2013        6,501          38.32        249,087      0.09                0.00                35.87
                                  2012       26,557          28.20        748,919      0.42                0.00                14.56

  FTVIPT Franklin Income VIP      2016           59         943.96         56,031      4.69                0.00                14.02
     Investment Division          2015           47         827.87         38,833      3.59                0.00               (7.05)
     (Commenced 4/29/2013)        2014           28         890.70         25,156      3.07                0.00                 4.62
                                  2013            1         851.40            618        --                0.00                 7.52

  FTVIPT Franklin Mutual          2016       19,262          29.03        559,179      1.70                0.00                12.18
     Global Discovery VIP         2015       18,532          25.88        479,582      2.78                0.00               (3.65)
     Investment Division          2014       18,185          26.86        488,433      2.10                0.00                 5.71
                                  2013       19,479          25.41        494,934      2.33                0.00                27.61
                                  2012       40,339          19.91        803,176      2.67                0.00                13.36

  FTVIPT Franklin Mutual          2016          225         427.53         96,301      2.09                0.00                16.06
     Shares VIP Investment        2015          194         368.38         71,304      3.29                0.00               (4.94)
     Division                     2014          109         387.51         42,378      2.19                0.00                 7.12
     (Commenced 4/29/2013)        2013           67         361.74         24,208      2.28                0.00                16.31

  FTVIPT Templeton                2016      296,169          19.46      5,762,444      2.14                0.00                 7.49
     Foreign VIP                  2015      295,281          18.10      5,344,848      3.37                0.00               (6.31)
     Investment Division          2014      276,787          19.32      5,347,371      1.86                0.00              (10.89)
                                  2013      203,220          21.68      4,405,694      2.41                0.00                23.27
                                  2012      225,312          17.59      3,962,470      3.26                0.00                18.60

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -----------  --------------  --------------  -------------  ----------------  ----------------
  FTVIPT Templeton Global       2016       25,460           24.54         624,673        --                0.00                 3.21
     Bond VIP Investment        2015       23,525           23.77         559,264      7.41                0.00               (4.10)
     Division                   2014       49,895           24.79       1,236,895      5.18                0.00                 2.12
                                2013       54,283           24.27       1,317,714      3.58                0.00                 1.89
                                2012       18,556           23.82         442,101      6.56                0.00                15.31

  Goldman Sachs Mid-Cap         2016        2,817           29.37          82,725      0.65                0.00                13.53
     Value Investment           2015        9,834           25.87         254,367      0.39                0.00               (9.24)
     Division                   2014       10,570           28.50         301,257      0.99                0.00                13.57
                                2013       11,790           25.09         295,859      0.85                0.00                51.88
                                2012       15,625           16.52         258,154      1.06                0.00                18.47

  Goldman Sachs Small Cap       2016        1,563           25.30          39,553      1.25                0.00                23.20
     Equity Insights            2015        1,645           20.54          33,793      0.28                0.00               (2.13)
     Investment Division        2014        1,766           20.99          37,063      0.68                0.00                 6.93
                                2013        2,114           19.63          41,480      1.13                0.00                43.55
                                2012        1,925           13.67          26,317      1.02                0.00                12.83

  Invesco V.I. Comstock         2016       22,000           20.45         449,886      1.37                0.00                16.99
     Investment Division        2015       19,259           17.48         336,660      1.68                0.00               (6.19)
                                2014       18,652           18.63         347,578      1.10                0.00                 9.10
                                2013       18,458           17.08         315,275      1.46                0.00                35.65
                                2012       18,847           12.59         237,306      1.58                0.00                18.92

  Invesco V.I. International    2016       14,955           23.99         358,802      1.46                0.00               (0.45)
     Growth Investment          2015       13,685           24.10         329,823      1.45                0.00               (2.34)
     Division                   2014       14,202           24.68         350,497      1.54                0.00                 0.33
                                2013       16,229           24.60         399,191      0.34                0.00                19.01
                                2012      314,797           20.67       6,506,152      1.58                0.00                15.53

  Janus Aspen Balanced          2016       42,410           25.31       1,073,389      1.94                0.00                 4.32
     Investment Division        2015       45,385           24.26       1,101,075      1.38                0.00                 0.41
                                2014       44,817           24.16       1,082,851      1.54                0.00                 8.24
                                2013       44,471           22.32         992,702      1.28                0.00                19.80
                                2012       59,065           18.63       1,100,549      2.26                0.00                13.37

  Janus Aspen Enterprise        2016       19,755           22.91         452,619      0.02                0.00                12.10
     Investment Division
     (Commenced 5/3/2010 and
     began transactions in 2016)

  Janus Aspen Forty             2016       16,329           30.93         505,032        --                0.00                 1.94
     Investment Division        2015       19,926           30.34         604,552        --                0.00                11.94
                                2014       20,307           27.10         550,397      0.03                0.00                 8.47
                                2013       34,817           24.99         870,003      0.58                0.00                30.89
                                2012       46,505           19.09         887,847      0.56                0.00                23.86

  Janus Aspen Janus             2016       14,664           18.49         271,199      0.46                0.00                 0.50
     Investment Division        2015       25,523           18.40         469,667      0.62                0.00                 5.35
                                2014       27,479           17.47         480,007      0.37                0.00                12.99
                                2013       28,415           15.46         439,285      0.89                0.00                30.34
                                2012       81,921           11.86         971,677      0.56                0.00                18.59


               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                       -----------------------------------------   -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO         NET           INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)    ASSETS ($)       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       ----------  --------------  -------------   -------------  ----------------  ----------------
  Janus Aspen Overseas           2016       2,009           21.43         43,050       4.42                0.00               (6.71)
     Investment Division         2015       1,568           22.97         36,023       0.48                0.00               (8.80)
                                 2014       1,884           25.18         47,442       3.16                0.00              (12.10)
                                 2013       2,403           28.65         68,836       3.03                0.00                14.28
                                 2012      17,627           25.07        441,942       0.63                0.00                13.18

  MFS VIT Global Equity          2016       8,391           26.05        218,575       0.68                0.00                 7.06
     Investment Division         2015       7,506           24.33        182,623       0.84                0.00               (1.67)
                                 2014       7,650           24.74        189,291       0.53                0.00                 3.63
                                 2013       7,761           23.88        185,320       0.76                0.00                27.52
                                 2012       7,233           18.72        135,428       0.22                0.00                22.98

  MFS VIT New Discovery          2016       7,943           25.99        206,405         --                0.00                 8.80
     Investment Division         2015       8,220           23.89        196,330         --                0.00               (2.15)
                                 2014       8,474           24.41        206,851         --                0.00               (7.49)
                                 2013       8,721           26.39        230,115         --                0.00                41.22
                                 2012       9,204           18.68        171,983         --                0.00                20.90

  MFS VIT Value Investment       2016         728           27.55         20,045       1.88                0.00                13.78
     Division                    2015         820           24.22         19,852       2.08                0.00               (0.93)
                                 2014         903           24.45         22,067       1.33                0.00                10.20
                                 2013         978           22.18         21,702       1.01                0.00                35.59
                                 2012       1,049           16.36         17,162       1.77                0.00                15.88

  MFS VIT II High Yield          2016       7,335           20.60        151,111       6.53                0.00                13.64
     Investment Division         2015       7,464           18.13        135,308       6.86                0.00               (4.42)
     (Commenced 8/19/2013)       2014       7,587           18.97        143,885       5.29                0.00                 2.53
                                 2013       8,075           18.50        149,361       2.22                0.00                 3.84

  MIST AB Global Dynamic         2016       4,603           13.45         61,910       1.58                0.00                 3.60
     Allocation Investment       2015       4,712           12.98         61,181       3.66                0.00                 0.58
     Division                    2014       3,865           12.91         49,893       1.91                0.00                 7.35
     (Commenced 4/30/2012)       2013       2,847           12.03         34,236       0.59                0.00                11.15
                                 2012         656           10.82          7,098         --                0.00                 4.39

  MIST Allianz Global Investors  2016       4,511            1.06          4,786       0.05                0.00                 1.99
     Dynamic Multi-Asset Plus    2015       1,942            1.04          2,020       0.73                0.00               (0.98)
     Investment Division         2014          72            1.05             76       0.70                0.00                 5.36
     (Commenced 4/28/2014)

  MIST American Funds            2016      62,881           15.76        990,764       1.95                0.00                 8.04
     Balanced Allocation         2015      61,306           14.58        894,053       1.74                0.00               (0.33)
     Investment Division         2014      59,916           14.63        876,678       1.58                0.00                 6.38
                                 2013      57,458           13.75        790,263       1.64                0.00                18.91
                                 2012      54,591           11.57        631,423       1.94                0.00                13.80

  MIST American Funds            2016     110,079           16.00      1,761,546       1.65                0.00                 9.28
     Growth Allocation           2015     105,040           14.64      1,538,114       1.62                0.00               (0.51)
     Investment Division         2014     101,601           14.72      1,495,337       1.36                0.00                 6.72
                                 2013     108,102           13.79      1,490,834       1.27                0.00                25.44
                                 2012      84,318           10.99        926,978       1.55                0.00                16.54


               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                       -----------  ---------------  --------------
  MIST American Funds            2016       75,553            15.34       1,158,636
     Moderate Allocation         2015       67,812            14.30         969,592
     Investment Division         2014       71,127            14.35       1,020,697
                                 2013       64,895            13.48         874,921
                                 2012       49,584            11.85         587,686

  MIST AQR Global Risk           2016       13,059            10.41         135,878
     Balanced Investment         2015       14,099             9.55         134,644
     Division                    2014       17,046            10.56         180,015
     (Commenced 4/30/2012)       2013       15,059            10.15         152,914
                                 2012        2,358            10.51          24,784

  MIST BlackRock Global          2016       24,706            12.85         317,436
     Tactical Strategies         2015       18,463            12.30         227,159
     Investment Division         2014       15,552            12.32         191,557
     (Commenced 4/30/2012)       2013        8,821            11.63         102,574
                                 2012        3,707            10.54          39,078

  MIST Clarion Global Real       2016    1,253,786    20.01 - 22.42      27,646,710
     Estate Investment Division  2015    1,353,491    19.96 - 22.17      29,524,589
                                 2014    1,424,610    20.39 - 22.44      31,468,604
                                 2013    1,412,669    18.10 - 19.74      27,497,715
                                 2012    1,388,419    17.60 - 19.03      26,083,318

  MIST ClearBridge Aggressive    2016    2,204,665    16.32 - 19.18      40,986,942
     Growth Investment           2015    2,377,629    15.85 - 18.62      42,906,771
     Division                    2014    2,519,284    16.47 - 19.36      47,278,544
                                 2013    1,375,745    13.83 - 16.25      21,684,945
                                 2012    1,313,742     9.48 - 11.14      14,226,385

  MIST Harris Oakmark            2016    1,332,216    15.82 - 31.01      39,465,106
     International Investment    2015    1,402,957    14.59 - 28.60      38,468,820
     Division                    2014    1,446,693    15.25 - 29.89      41,530,766
                                 2013    1,980,844    16.14 - 31.64      52,830,774
                                 2012    1,421,965    12.34 - 24.19      33,602,695

  MIST Invesco Balanced-Risk     2016       37,656             1.22          45,859
     Allocation Investment       2015       35,295             1.09          38,475
     Division                    2014       27,242             1.14          31,001
     (Commenced 4/30/2012)       2013       22,938             1.08          24,723
                                 2012        7,100             1.06           7,513

  MIST Invesco Mid Cap Value     2016    2,255,824    23.41 - 49.88      88,992,742
     Investment Division         2015    2,436,571    20.22 - 43.08      82,921,441
                                 2014    2,536,877    22.16 - 47.22      94,874,185
                                 2013    2,707,441    20.16 - 42.94      92,130,609
                                 2012    2,873,152    15.40 - 32.87      74,892,920

  MIST Invesco Small Cap         2016      213,792    28.07 - 36.28       6,722,591
     Growth Investment           2015      232,966    25.35 - 32.47       6,552,111
     Division                    2014      249,054    25.95 - 32.94       7,086,689
                                 2013      251,143    24.20 - 30.45       6,613,228
                                 2012      245,733    17.38 - 21.67       4,616,668


                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  -----------------  ----------------
  MIST American Funds            2016      2.23                 0.00                 7.25
     Moderate Allocation         2015      1.77                 0.00               (0.36)
     Investment Division         2014      1.69                 0.00                 6.44
                                 2013      1.90                 0.00                13.75
                                 2012      2.15                 0.00                11.28

  MIST AQR Global Risk           2016        --                 0.00                 8.96
     Balanced Investment         2015      5.02                 0.00               (9.57)
     Division                    2014        --                 0.00                 4.00
     (Commenced 4/30/2012)       2013      1.78                 0.00               (3.39)
                                 2012        --                 0.00                 4.63

  MIST BlackRock Global          2016      1.46                 0.00                 4.43
     Tactical Strategies         2015      1.59                 0.00               (0.11)
     Investment Division         2014      1.11                 0.00                 5.92
     (Commenced 4/30/2012)       2013      1.20                 0.00                10.31
                                 2012        --                 0.00                 4.21

  MIST Clarion Global Real       2016      2.35          0.00 - 0.90          0.25 - 1.15
     Estate Investment Division  2015      3.99          0.00 - 0.90      (2.11) - (1.23)
                                 2014      1.67          0.00 - 0.90         7.53 - 13.67
                                 2013      6.88          0.00 - 0.90          2.83 - 3.76
                                 2012      2.22          0.00 - 0.90        25.16 - 26.30

  MIST ClearBridge Aggressive    2016      0.67          0.00 - 0.90          2.06 - 2.98
     Growth Investment           2015      0.42          0.00 - 0.90      (4.67) - (3.81)
     Division                    2014      0.19          0.00 - 0.90        18.05 - 19.12
                                 2013      0.40          0.00 - 0.90        44.60 - 45.90
                                 2012      0.21          0.00 - 0.90         8.91 - 18.81

  MIST Harris Oakmark            2016      2.35          0.00 - 0.90          7.46 - 8.43
     International Investment    2015      3.22          0.00 - 0.90      (5.17) - (4.31)
     Division                    2014      2.49          0.00 - 0.90      (6.37) - (5.52)
                                 2013      2.71          0.00 - 0.90        29.63 - 30.80
                                 2012      1.82          0.00 - 0.90        28.31 - 29.47

  MIST Invesco Balanced-Risk     2016      0.15                 0.00                11.72
     Allocation Investment       2015      3.22                 0.00               (4.20)
     Division                    2014        --                 0.00                 5.58
     (Commenced 4/30/2012)       2013        --                 0.00                 1.86
                                 2012      0.66                 0.00                 4.67

  MIST Invesco Mid Cap Value     2016      0.89          0.00 - 0.90        14.74 - 15.78
     Investment Division         2015      0.71          0.00 - 0.90      (9.57) - (8.76)
                                 2014      0.70          0.00 - 0.90          8.97 - 9.96
                                 2013      0.90          0.00 - 0.90        29.46 - 30.87
                                 2012        --                 0.00          2.78 - 3.71

  MIST Invesco Small Cap         2016        --          0.00 - 0.90        10.72 - 11.72
     Growth Investment           2015      0.13          0.00 - 0.90      (2.30) - (1.42)
     Division                    2014        --          0.00 - 0.90          7.21 - 8.18
                                 2013      0.40          0.00 - 0.90        39.28 - 40.54
                                 2012        --          0.00 - 0.90        17.44 - 18.51


               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                        -------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                            UNITS      HIGHEST ($)     ASSETS ($)
                                        -----------  --------------  --------------
  MIST JPMorgan Global Active     2016      155,632            1.31         203,391
     Allocation Investment        2015      146,160            1.27         185,624
     Division                     2014      135,962            1.26         171,141
     (Commenced 4/30/2012)        2013       93,835            1.18         110,413
                                  2012       17,811            1.06          18,883

  MIST JPMorgan Small Cap         2016       14,430           28.37         409,299
     Value Investment Division    2015       14,322           21.68         310,452
                                  2014       12,640           23.37         295,411
                                  2013       11,410           22.33         254,799
                                  2012        2,300           16.76          38,553

  MIST Loomis Sayles Global       2016       17,543           21.18         371,582
     Markets Investment Division  2015       16,216           20.17         327,025
     (Commenced 4/29/2013)        2014       21,302           19.88         423,380
                                  2013       21,834           19.16         418,260

  MIST Met/Aberdeen Emerging      2016       51,328   11.38 - 18.18         652,237
     Markets Equity Investment    2015       44,390   10.18 - 16.30         538,485
     Division                     2014       36,263   11.79 - 18.91         521,123
                                  2013       21,705           12.57         272,836
                                  2012        6,737           13.20          88,957

  MIST Met/Templeton              2016       15,275           14.32         218,676
     International Bond           2015       12,955           14.16         183,501
     Investment Division          2014       11,790           14.75         173,865
     (Commenced 4/30/2012)        2013        5,967           14.54          86,776
                                  2012          181           14.36           2,605

  MIST Met/Wellington Large       2016    9,352,449   16.49 - 69.42     409,625,033
     Cap Research Investment      2015    9,969,725   15.20 - 64.50     404,612,655
     Division                     2014   10,583,026   14.53 - 62.18     412,427,190
                                  2013   11,184,832   12.78 - 55.10     385,342,945
                                  2012   11,913,338    9.54 - 41.30     307,558,825

  MIST MetLife Asset              2016    1,060,800  17.99 - 194.02      21,704,625
     Allocation 100 Investment    2015    1,092,776  16.63 - 178.03      20,442,577
     Division                     2014    1,096,717  17.06 - 181.68      20,893,340
                                  2013    1,065,070  16.36 - 172.88      19,271,452
                                  2012    1,085,674  12.72 - 133.49      15,142,596

  MIST MetLife Balanced Plus      2016       22,699           13.96         316,959
     Investment Division          2015       20,231           12.89         260,693
     (Commenced 4/30/2012)        2014       17,529           13.43         235,501
                                  2013        7,685           12.25          94,166
                                  2012        4,287           10.71          45,933

  MIST MetLife Multi-Index        2016        1,302          129.26         168,352
     Targeted Risk Investment     2015        1,099          123.86         136,087
     Division                     2014          968          125.38         121,407
     (Commenced 4/29/2013)        2013           23          114.75           2,679


                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MIST JPMorgan Global Active     2016      1.98                0.00                  2.90
     Allocation Investment        2015      2.72                0.00                  0.89
     Division                     2014      1.11                0.00                  6.98
     (Commenced 4/30/2012)        2013      0.06                0.00                 10.99
                                  2012      1.08                0.00                  4.66

  MIST JPMorgan Small Cap         2016      1.75                0.00                 30.86
     Value Investment Division    2015      1.36                0.00                (7.25)
                                  2014      0.96                0.00                  4.66
                                  2013      0.27                0.00                 33.25
                                  2012      0.95                0.00                 15.66

  MIST Loomis Sayles Global       2016      1.93                0.00                  5.03
     Markets Investment Division  2015      2.02                0.00                  1.47
     (Commenced 4/29/2013)        2014      2.29                0.00                  3.76
                                  2013        --                0.00                 17.34

  MIST Met/Aberdeen Emerging      2016      1.10                0.00         11.50 - 11.83
     Markets Equity Investment    2015      1.94                0.00     (13.81) - (13.66)
     Division                     2014      0.62                0.00       (6.23) - (3.93)
                                  2013      0.98                0.00                (4.80)
                                  2012      1.57                0.00                 19.10

  MIST Met/Templeton              2016        --                0.00                  1.07
     International Bond           2015      8.56                0.00                (3.95)
     Investment Division          2014      4.66                0.00                  1.41
     (Commenced 4/30/2012)        2013      0.68                0.00                  1.27
                                  2012        --                0.00                  8.00

  MIST Met/Wellington Large       2016      2.42         0.00 - 0.90           7.62 - 8.59
     Cap Research Investment      2015      0.95         0.00 - 0.90           3.74 - 4.67
     Division                     2014      0.93         0.00 - 0.90         12.85 - 13.87
                                  2013      1.41         0.00 - 0.90         33.40 - 34.60
                                  2012      1.21         0.00 - 0.90         12.66 - 13.68

  MIST MetLife Asset              2016      2.51         0.00 - 0.90           8.21 - 9.19
     Allocation 100 Investment    2015      1.53         0.00 - 0.90       (2.55) - (1.67)
     Division                     2014      0.90         0.00 - 0.90           4.29 - 5.24
                                  2013      0.93         0.00 - 0.90         28.61 - 29.77
                                  2012      0.85         0.00 - 0.90         (0.17) - 3.96

  MIST MetLife Balanced Plus      2016      2.75                0.00                  8.36
     Investment Division          2015      1.99                0.00                (4.09)
     (Commenced 4/30/2012)        2014      1.67                0.00                  9.65
                                  2013      1.11                0.00                 14.36
                                  2012        --                0.00                  5.63

  MIST MetLife Multi-Index        2016      1.28                0.00                  4.36
     Targeted Risk Investment     2015      1.12                0.00                (1.21)
     Division                     2014        --                0.00                  9.26
     (Commenced 4/29/2013)        2013      0.24                0.00                  6.63


               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                       -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                       -----------  --------------  --------------
  MIST MetLife Small Cap         2016       26,524           29.20         774,395
     Value Investment Division   2015       36,056           22.24         802,028
                                 2014       36,751           23.52         864,243
                                 2013       41,430           23.12         957,820
                                 2012       50,513           17.46         881,737

  MIST MFS Research              2016      945,225   16.48 - 19.48      17,206,100
     International Investment    2015      988,508   16.63 - 19.61      18,155,763
     Division                    2014    1,025,165   16.93 - 19.91      19,140,390
                                 2013    1,065,499   18.19 - 21.34      21,367,741
                                 2012      920,691   15.26 - 17.85      15,720,813

  MIST Morgan Stanley            2016    9,711,269    8.40 - 23.58     186,034,522
     Mid Cap Growth              2015   10,144,421    9.16 - 25.71     212,581,898
     Investment Division         2014   10,592,901    9.62 - 27.00     233,885,326
                                 2013   11,170,989    9.50 - 26.66     244,413,959
                                 2012   11,831,703    6.82 - 19.14     186,491,111

  MIST Oppenheimer Global        2016    1,446,533   29.97 - 35.82      46,257,719
     Equity Investment Division  2015    1,549,994   30.10 - 35.65      49,473,104
                                 2014    1,580,006   29.15 - 34.22      48,430,521
                                 2013    1,679,985   28.72 - 33.41      50,486,885
                                 2012    1,769,256   22.75 - 26.22      41,848,339

  MIST PanAgora Global           2016           14            1.10              15
     Diversified Risk            2015           10            0.99              10
     Investment Division
     (Commenced 4/28/2014
     and began transactions
     in 2015)

  MIST PIMCO Inflation           2016      671,639   12.12 - 18.27      10,359,389
     Protected Bond Investment   2015      691,385   11.53 - 17.37      10,147,547
     Division                    2014      747,392   11.87 - 17.89      11,277,978
                                 2013      755,274   11.51 - 17.34      11,213,500
                                 2012      837,709   12.64 - 19.05      13,671,560

  MIST PIMCO Total Return        2016    1,910,080   12.52 - 23.15      42,840,892
     Investment Division         2015    2,027,593   12.18 - 22.51      44,320,248
                                 2014    2,149,016   12.14 - 22.45      46,980,970
                                 2013    2,464,593   11.62 - 21.48      49,962,747
                                 2012    2,365,572   11.82 - 21.86      50,485,893

  MIST Pyramis Managed Risk      2016           69          121.82           8,438
     Investment Division         2015           31          116.50           3,609
     (Commenced 4/29/2013)       2014           13          117.98           1,575
                                 2013            3          108.59             298

  MIST Schroders Global          2016       39,046            1.34          52,316
     Multi-Asset Investment      2015       29,697            1.27          37,661
     Division                    2014       24,844            1.28          31,786
     (Commenced 4/30/2012)       2013       19,086            1.19          22,665
                                 2012        5,334            1.08           5,752


                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MIST MetLife Small Cap         2016      1.16                0.00                31.25
     Value Investment Division   2015      0.09                0.00               (5.41)
                                 2014      0.04                0.00                 1.72
                                 2013      1.08                0.00                32.45
                                 2012        --                0.00                17.99

  MIST MFS Research              2016      2.18         0.00 - 0.90      (1.56) - (0.67)
     International Investment    2015      2.89         0.00 - 0.90      (2.38) - (1.50)
     Division                    2014      2.35         0.00 - 0.90      (7.57) - (6.74)
                                 2013      2.53         0.00 - 0.90        18.51 - 19.58
                                 2012      2.10         0.00 - 0.90        15.92 - 16.97

  MIST Morgan Stanley            2016        --         0.00 - 0.90      (9.09) - (8.27)
     Mid Cap Growth              2015        --         0.00 - 0.90      (5.64) - (4.78)
     Investment Division         2014      0.06         0.00 - 0.90          0.38 - 1.29
                                 2013      0.79         0.00 - 0.90        38.06 - 39.30
                                 2012        --         0.00 - 0.90          8.57 - 9.55

  MIST Oppenheimer Global        2016      1.18         0.00 - 0.90        (0.41) - 0.49
     Equity Investment Division  2015      1.19         0.00 - 0.90          3.24 - 4.18
                                 2014      1.02         0.00 - 0.90          1.49 - 2.41
                                 2013      2.05         0.00 - 0.90        26.28 - 27.42
                                 2012      1.64         0.00 - 0.90        20.42 - 21.52

  MIST PanAgora Global           2016      2.47                0.00                11.12
     Diversified Risk            2015      1.18                0.00               (5.48)
     Investment Division
     (Commenced 4/28/2014
     and began transactions
     in 2015)

  MIST PIMCO Inflation           2016        --         0.00 - 0.90          4.22 - 5.17
     Protected Bond Investment   2015      5.15         0.00 - 0.90      (3.78) - (2.91)
     Division                    2014      1.83         0.00 - 0.90          2.25 - 3.18
                                 2013      2.44         0.00 - 0.90      (9.80) - (8.98)
                                 2012      3.14         0.00 - 0.90         8.34 - 20.51

  MIST PIMCO Total Return        2016      2.79         0.00 - 0.90          1.93 - 2.85
     Investment Division         2015      5.43         0.00 - 0.90        (0.61) - 0.28
                                 2014      2.56         0.00 - 0.90          3.55 - 4.49
                                 2013      4.38         0.00 - 0.90      (2.60) - (1.72)
                                 2012      3.30         0.00 - 0.90          8.57 - 9.56

  MIST Pyramis Managed Risk      2016      0.73                0.00                 4.57
     Investment Division         2015      0.73                0.00               (1.25)
     (Commenced 4/29/2013)       2014        --                0.00                 8.64
                                 2013      1.24                0.00                 7.52

  MIST Schroders Global          2016      1.41                0.00                 5.65
     Multi-Asset Investment      2015      1.19                0.00               (0.88)
     Division                    2014      1.35                0.00                 7.74
     (Commenced 4/30/2012)       2013      0.01                0.00                10.11
                                 2012      1.48                0.00                 6.68


               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -----------  --------------  --------------  -------------  ----------------  ----------------
  MIST SSGA Growth and          2016      470,829   15.63 - 18.26       8,122,289      2.57         0.00 - 0.90          5.08 - 6.03
     Income ETF                 2015      470,354   14.87 - 17.22       7,641,743      2.54         0.00 - 0.90      (2.65) - (1.77)
     Investment Division        2014      467,656   15.28 - 17.53       7,718,022      2.44         0.00 - 0.90          5.19 - 6.14
                                2013      503,743   14.53 - 16.52       7,827,724      2.65         0.00 - 0.90        12.21 - 13.22
                                2012      450,776   12.95 - 14.59       6,167,640      2.40         0.00 - 0.90        12.09 - 13.11

  MIST SSGA Growth ETF          2016      416,398   15.31 - 18.23       7,142,017      2.39         0.00 - 0.90          6.09 - 7.04
     Investment Division        2015      421,872   14.43 - 17.03       6,711,219      2.26         0.00 - 0.90      (2.92) - (2.04)
                                2014      398,249   14.87 - 17.38       6,445,663      1.97         0.00 - 0.90          4.74 - 5.69
                                2013      366,821   14.19 - 16.45       5,570,220      2.22         0.00 - 0.90        17.28 - 18.34
                                2012      332,667   12.10 - 13.90       4,244,488      2.07         0.00 - 0.90        14.28 - 15.32

  MIST T. Rowe Price            2016      115,474           20.15       2,327,000      2.99                0.00                16.20
     Large Cap Value            2015      117,032           17.34       2,029,557      1.72                0.00               (3.31)
     Investment Division        2014      133,581           17.94       2,395,891      1.47                0.00                13.57
                                2013      128,280           15.79       2,025,987      1.68                0.00                34.09
                                2012      112,114           11.78       1,320,515      1.62                0.00                18.27

  MIST T. Rowe Price            2016    1,449,651   21.25 - 35.76      34,743,933        --         0.00 - 0.90          5.56 - 6.52
     Mid Cap Growth             2015    1,508,551   20.13 - 33.67      34,019,234        --         0.00 - 0.90          5.92 - 6.88
     Investment Division        2014    1,478,700   19.01 - 31.56      31,233,141        --         0.00 - 0.90        12.03 - 13.04
                                2013    1,482,938   16.97 - 27.99      27,748,656      0.40         0.00 - 0.90        35.73 - 36.96
                                2012    1,544,904   12.50 - 20.49      21,145,655        --         0.00 - 0.90        12.90 - 13.93

  MSF Baillie Gifford           2016    2,371,047   13.72 - 20.75      38,958,130      1.62         0.00 - 0.90          4.43 - 5.38
     International Stock        2015    2,482,793   13.02 - 19.69      38,861,610      1.72         0.00 - 0.90      (2.85) - (1.97)
     Investment Division        2014    2,569,893   13.28 - 20.09      41,212,522      1.42         0.00 - 0.90      (3.97) - (3.10)
                                2013    2,695,199   13.71 - 20.73      44,856,340      1.61         0.00 - 0.90        14.51 - 15.54
                                2012    2,785,901   11.92 - 17.95      40,399,665      1.37         0.00 - 0.90        18.44 - 19.52

  MSF Barclays Aggregate        2016    5,707,855   18.80 - 22.63     127,387,339      2.75         0.00 - 0.90          1.43 - 2.35
     Bond Index Investment      2015    5,819,142   18.54 - 22.11     126,951,477      2.91         0.00 - 0.90        (0.64) - 0.25
     Division                   2014    6,012,506   18.66 - 22.06     130,875,542      2.97         0.00 - 0.90          4.86 - 5.81
                                2013    5,904,440   17.79 - 20.85     121,423,866      3.51         0.00 - 0.90      (3.20) - (2.33)
                                2012    5,528,875   18.38 - 21.34     116,415,557      3.71         0.00 - 0.90          2.97 - 3.90

  MSF BlackRock Bond            2016    2,728,539  22.13 - 104.82      77,277,403      3.19         0.00 - 0.90          2.20 - 3.12
     Income Investment          2015    2,840,523  21.46 - 101.64      78,353,726      3.81         0.00 - 0.90        (0.31) - 0.59
     Division                   2014    3,018,880  21.34 - 101.04      82,796,372      3.45         0.00 - 0.90          6.13 - 7.08
                                2013    3,164,737   19.93 - 94.36      81,249,803      3.96         0.00 - 0.90      (1.66) - (0.77)
                                2012    3,286,524   20.08 - 95.09      85,513,325      2.69         0.00 - 0.90          6.58 - 7.55

  MSF BlackRock Capital         2016      375,761   16.59 - 66.78       9,502,695        --         0.00 - 0.90        (0.81) - 0.09
     Appreciation Investment    2015      409,612   16.58 - 66.72      10,225,796        --         0.00 - 0.90          5.33 - 6.28
     Division                   2014      414,973   15.60 - 62.78       9,736,331      0.06         0.00 - 0.90          7.92 - 8.90
                                2013    1,238,069   14.32 - 57.65      20,880,180      0.83         0.00 - 0.90        33.02 - 34.22
                                2012    1,083,757   10.67 - 42.95      14,012,099      0.31         0.00 - 0.90        13.34 - 14.37

  MSF BlackRock                 2016      888,946   21.11 - 24.09      21,009,123      1.69         0.00 - 0.90        17.45 - 18.51
     Large Cap Value            2015      921,609   17.97 - 20.32      18,418,261      1.81         0.00 - 0.90      (6.83) - (5.99)
     Investment Division        2014      943,466   19.29 - 21.62      20,080,783      1.25         0.00 - 0.90          8.94 - 9.92
                                2013      952,777   17.71 - 19.67      18,457,575      1.36         0.00 - 0.90        30.87 - 32.05
                                2012      972,398   13.53 - 14.89      14,290,950      1.63         0.00 - 0.90        13.25 - 14.28


               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------------   -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO         NET           INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)    ASSETS ($)       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -----------  --------------  -------------   -------------  ----------------  ----------------
  MSF BlackRock Ultra-Short     2016    1,271,211   16.79 - 18.04     22,657,240       0.07         0.00 - 0.90        (0.55) - 0.35
     Term Bond Investment       2015    1,386,934   16.89 - 17.98     24,684,237         --         0.00 - 0.90        (0.89) - 0.00
     Division                   2014    1,682,938   17.04 - 17.98     30,032,793         --         0.00 - 0.90        (0.90) - 0.00
                                2013    1,334,062   17.19 - 17.98     23,781,879         --         0.00 - 0.90        (0.90) - 0.00
                                2012    1,306,002   17.35 - 17.98     23,274,454         --         0.00 - 0.90        (0.90) - 0.00

  MSF Frontier Mid Cap          2016    6,128,888  29.54 - 112.57    225,309,908         --         0.00 - 0.90          4.46 - 5.40
     Growth Investment          2015    6,492,334  28.02 - 106.80    227,974,826         --         0.00 - 0.90          1.96 - 2.88
     Division                   2014    6,861,561  27.24 - 103.81    235,559,690         --         0.00 - 0.90        10.14 - 11.14
                                2013    7,328,205   24.52 - 93.40    227,974,022       1.25         0.00 - 0.90        31.58 - 32.77
                                2012    8,053,406   18.55 - 70.35    190,699,476         --         0.00 - 0.90         9.98 - 10.97

  MSF Jennison Growth           2016      876,445   12.43 - 27.43     22,968,240       0.29         0.00 - 0.90        (0.73) - 0.17
     Investment Division        2015      935,827   12.41 - 27.39     24,295,178       0.27         0.00 - 0.90         9.79 - 10.78
                                2014      975,379   11.20 - 24.72     22,860,613       0.26         0.00 - 0.90          8.08 - 9.06
                                2013    1,014,111   10.27 - 22.67     21,754,126       0.41         0.00 - 0.90        35.77 - 37.00
                                2012    1,151,518    7.50 - 16.55     17,774,611       0.22         0.00 - 0.90        14.74 - 15.78

  MSF Loomis Sayles             2016       69,702  31.79 - 704.03     25,855,024       0.33         0.00 - 0.90        18.20 - 19.27
     Small Cap Core             2015       72,870  26.65 - 590.28     23,094,886       0.16         0.00 - 0.90      (2.38) - (1.50)
     Investment Division        2014       78,544  27.05 - 599.24     24,891,171       0.04         0.00 - 0.90          2.83 - 3.76
                                2013       81,272  26.07 - 577.53     25,008,758       0.43         0.00 - 0.90        39.78 - 41.04
                                2012       88,479  18.49 - 409.49     18,836,597         --         0.00 - 0.90        13.52 - 14.55

  MSF Loomis Sayles             2016      482,679   20.29 - 23.36     11,122,720         --         0.00 - 0.90          5.26 - 6.21
     Small Cap Growth           2015      515,373   19.27 - 21.99     11,185,851         --         0.00 - 0.90          0.82 - 1.73
     Investment Division        2014      532,728   19.12 - 21.62     11,372,609         --         0.00 - 0.90          0.32 - 1.22
                                2013      575,475   19.06 - 21.35     12,136,657         --         0.00 - 0.90        47.37 - 48.70
                                2012      569,420   12.93 - 14.36      8,095,037         --         0.00 - 0.90        10.19 - 11.19

  MSF Met/Artisan               2016      150,076  32.16 - 464.99     62,142,398       1.09         0.00 - 0.90        21.86 - 22.96
     Mid Cap Value              2015      159,896  26.22 - 378.15     53,555,874       1.18         0.00 - 0.90     (10.25) - (9.44)
     Investment Division        2014      171,419  29.03 - 417.58     62,265,623       0.72         0.00 - 0.90          1.01 - 1.93
                                2013      179,229  28.55 - 409.68     64,604,740       0.96         0.00 - 0.90        35.63 - 36.85
                                2012      188,777  20.91 - 299.35     50,145,783       0.99         0.00 - 0.90        10.86 - 11.86

  MSF Met/Wellington            2016    7,546,541  25.48 - 103.10    299,463,081       2.75         0.00 - 0.90          6.04 - 6.99
     Balanced                   2015    8,029,813   23.81 - 96.36    299,841,089       1.96         0.00 - 0.90          1.66 - 2.58
     Investment Division        2014    8,541,626   23.21 - 93.94    312,335,178       1.99         0.00 - 0.90         9.56 - 10.55
                                2013    9,093,665   21.00 - 84.97    302,812,153       2.46         0.00 - 0.90        19.51 - 20.59
                                2012    9,597,280   17.41 - 70.46    266,981,783       2.28         0.00 - 0.90        11.36 - 12.38

  MSF Met/Wellington Core       2016    1,167,450   22.94 - 75.79     73,520,028       1.62         0.00 - 0.90          6.38 - 7.34
     Equity Opportunities       2015    1,224,975   21.37 - 70.61     72,522,716       1.78         0.00 - 0.90          1.48 - 2.40
     Investment Division        2014    1,304,591   20.87 - 68.96     75,552,945       0.70         0.00 - 0.90         9.64 - 10.63
                                2013    1,389,950   18.87 - 62.33     72,729,703       1.37         0.00 - 0.90        32.50 - 33.70
                                2012    1,511,861   14.11 - 46.62     58,219,352       0.83         0.00 - 0.90        11.85 - 12.86

  MSF MetLife Asset             2016      271,913  15.77 - 170.04      5,067,129       3.50         0.00 - 0.90          3.83 - 4.76
     Allocation 20 Investment   2015      307,157  15.19 - 162.67      5,434,761       2.26         0.00 - 0.90      (1.12) - (0.23)
     Division                   2014      311,182  15.36 - 163.63      5,533,722       3.93         0.00 - 0.90          3.79 - 4.73
                                2013      302,268  14.80 - 156.63      5,157,553       3.17         0.00 - 0.90          3.57 - 4.50
                                2012      330,868  14.29 - 150.19      5,385,935       2.97         0.00 - 0.90          8.50 - 9.49


               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       ----------  --------------  --------------  -------------  ----------------  ----------------
  MSF MetLife Asset             2016      514,580  16.80 - 181.12      10,372,997      3.77         0.00 - 0.90          5.38 - 6.33
     Allocation 40 Investment   2015      510,437  15.95 - 170.73       9,648,019      0.47         0.00 - 0.90      (1.67) - (0.78)
     Division                   2014      537,152  16.22 - 172.58       9,972,600      3.00         0.00 - 0.90          4.22 - 5.16
                                2013      528,645  15.56 - 164.48       9,308,532      2.71         0.00 - 0.90        10.20 - 11.20
                                2012      548,694  14.12 - 148.28       8,676,630      2.88         0.00 - 0.90        10.73 - 11.74

  MSF MetLife Asset             2016    2,715,538  17.57 - 189.41      52,559,818      3.39         0.00 - 0.90          6.50 - 7.47
     Allocation 60 Investment   2015    2,828,639  16.50 - 176.84      50,967,639      0.73         0.00 - 0.90      (1.87) - (0.99)
     Division                   2014    2,946,636  16.81 - 179.11      53,734,760      2.27         0.00 - 0.90          4.35 - 5.29
                                2013    2,959,238  16.11 - 170.50      51,411,065      2.13         0.00 - 0.90        17.23 - 18.29
                                2012    3,085,848  13.74 - 144.51      45,401,738      2.48         0.00 - 0.90        12.45 - 13.47

  MSF MetLife Asset             2016    4,846,527  18.06 - 194.92      96,200,969      3.23         0.00 - 0.90          7.46 - 8.43
     Allocation 80 Investment   2015    5,108,404  16.81 - 180.25      93,610,979      0.53         0.00 - 0.90      (2.38) - (1.50)
     Division                   2014    5,267,738   17.22 - 18.78      98,075,582      1.82         0.00 - 0.90          4.59 - 5.53
                                2013    5,304,870   16.46 - 17.80      93,658,356      1.65         0.00 - 0.90        23.40 - 24.51
                                2012    5,433,641   13.34 - 14.29      77,039,719      2.10         0.00 - 0.90        14.77 - 15.82

  MSF MetLife Mid Cap           2016    2,368,844   35.31 - 40.94      95,179,145      1.28         0.00 - 0.90        19.36 - 20.43
     Stock Index                2015    2,505,060   29.58 - 34.00      83,672,129      1.16         0.00 - 0.90      (3.23) - (2.35)
     Investment Division        2014    2,603,842   30.57 - 34.82      89,174,913      1.02         0.00 - 0.90          8.51 - 9.49
                                2013    3,096,714   28.17 - 31.80      96,112,727      1.15         0.00 - 0.90        31.96 - 33.15
                                2012    2,971,386   21.35 - 23.88      69,807,817      0.99         0.00 - 0.90        16.54 - 17.60

  MSF MetLife Stock Index       2016   29,438,840  24.47 - 109.62   1,023,023,669      1.99         0.00 - 0.90        10.67 - 11.67
     Investment Division        2015   30,734,692   21.92 - 98.16     960,107,143      1.74         0.00 - 0.90          0.26 - 1.17
                                2014   31,845,594   21.66 - 97.03     986,064,717      1.66         0.00 - 0.90        12.35 - 13.36
                                2013   33,504,283   19.11 - 85.59     926,254,934      1.82         0.00 - 0.90        30.84 - 32.02
                                2012   35,058,600   14.48 - 64.83     739,806,231      1.76         0.00 - 0.90        14.72 - 15.76

  MSF MFS Total Return          2016      474,868  19.48 - 106.74      10,408,921      2.88         0.00 - 0.90          8.22 - 9.20
     Investment Division        2015      489,178   18.00 - 97.75       9,806,863      2.59         0.00 - 0.90      (1.05) - (0.16)
                                2014      495,079   18.19 - 97.90       9,964,116      2.33         0.00 - 0.90          7.67 - 8.64
                                2013      516,460   16.89 - 90.12       9,566,029      2.52         0.00 - 0.90        17.93 - 18.99
                                2012      523,594   14.32 - 75.73       8,143,436      2.81         0.00 - 0.90        10.58 - 11.58

  MSF MFS Value Investment      2016    3,245,942   24.80 - 36.46      88,412,117      2.26         0.00 - 0.90        13.37 - 14.39
     Division                   2015    3,455,842   21.68 - 31.88      82,376,165      2.71         0.00 - 0.90      (1.05) - (0.15)
                                2014    3,651,820   21.71 - 31.93      87,234,542      1.68         0.00 - 0.90         9.82 - 10.81
                                2013    3,880,440   19.62 - 28.81      83,882,181      1.69         0.00 - 0.90      (11.63) - 35.73
                                2012    3,634,888   14.55 - 21.23      57,891,425      1.92         0.00 - 0.90        15.60 - 16.65

  MSF MSCI EAFE Index           2016    4,616,576   12.64 - 18.76      76,450,323      2.63         0.00 - 0.90          0.43 - 1.34
     Investment Division        2015    4,684,375   12.59 - 18.52      76,534,999      3.19         0.00 - 0.90      (1.98) - (1.09)
                                2014    4,721,774   12.84 - 18.72      77,801,016      2.52         0.00 - 0.90      (6.85) - (6.00)
                                2013    4,619,766   13.79 - 19.92      81,042,858      3.03         0.00 - 0.90        20.77 - 21.86
                                2012    4,738,737   11.42 - 16.34      68,221,885      3.07         0.00 - 0.90        17.26 - 18.33

  MSF Neuberger Berman          2016    3,062,903   32.16 - 37.29     112,504,182      0.47         0.00 - 0.90        17.62 - 18.68
     Genesis Investment         2015    3,271,086   27.34 - 31.42     101,297,663      0.43         0.00 - 0.90        (0.32) - 0.58
     Division                   2014    3,467,583   27.43 - 31.24     106,824,598      0.39         0.00 - 0.90        (0.89) - 0.01
                                2013    3,669,017   27.67 - 31.24     113,031,475      0.76         0.00 - 0.90        37.28 - 38.52
                                2012    3,701,342   20.16 - 22.55      82,409,606      0.37         0.00 - 0.90         9.04 - 10.03


               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                         ------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO         NET
                                             UNITS      HIGHEST ($)    ASSETS ($)
                                         -----------  --------------  -------------
  MSF Russell 2000 Index           2016    2,084,347   27.43 - 41.84     78,678,964
     Investment Division           2015    2,183,522   22.82 - 34.50     68,161,805
                                   2014    2,260,930   24.05 - 36.04     73,667,200
                                   2013    2,328,388   23.11 - 34.31     72,232,088
                                   2012    2,492,581   16.83 - 24.76     55,930,600

  MSF T. Rowe Price                2016    2,929,700   20.88 - 34.59     84,300,674
     Large Cap Growth              2015    3,109,875   20.70 - 33.99     87,850,152
     Investment Division           2014    3,259,625   18.86 - 30.68     83,295,035
                                   2013    3,427,787   17.44 - 28.13     80,327,308
                                   2012    2,902,055   12.65 - 20.21     49,402,465

  MSF T. Rowe Price                2016    2,533,741   39.69 - 48.20    112,461,733
     Small Cap Growth              2015    2,691,919   35.84 - 43.14    107,313,520
     Investment Division           2014    2,818,717   35.21 - 42.00    109,708,317
                                   2013    3,406,451   33.24 - 39.29    125,276,849
                                   2012    3,660,384   23.20 - 27.18     93,411,008

  MSF Van Eck Global               2016        1,763          147.06        259,264
     Natural Resources             2015        1,703          101.94        173,650
     Investment Division           2014        1,164          151.34        176,178
                                   2013          916          185.99        170,365
                                   2012          319          167.46         53,423

  MSF Western Asset                2016    1,852,684   10.47 - 44.71     52,921,776
     Management Strategic          2015      964,462   22.85 - 41.19     24,996,181
     Bond Opportunities            2014      989,244   23.46 - 41.91     26,015,238
     Investment Division           2013    1,022,252   22.45 - 39.73     25,366,442
                                   2012    1,037,022   22.40 - 39.30     25,456,035

  MSF Western Asset                2016      848,868   16.20 - 25.69     15,656,147
     Management                    2015      870,402   16.14 - 25.36     15,860,627
     U.S. Government               2014      904,420   16.19 - 25.22     16,386,046
     Investment Division           2013      935,377   15.89 - 24.53     16,494,249
                                   2012      936,357   16.15 - 24.71     16,622,548

  Oppenheimer VA Main              2016          146           40.00          5,825
     Street Small Cap              2015          290           33.88          9,828
     Investment Division           2014          140           36.01          5,052
     (Commenced 4/28/2008
     and began transactions
     in 2014)

  PIMCO VIT All Asset              2016        9,539           13.23        126,203
     Investment Division           2015        9,368           11.72        109,756
                                   2014       70,102           12.87        902,397
                                   2013       72,143           12.81        924,295
                                   2012       10,325           12.78        131,919

  PIMCO VIT                        2016        1,178            8.43          9,928
     CommodityRealReturn           2015        1,395            7.32         10,211
     Strategy Investment Division  2014        3,576            9.85         35,230
     (Commenced 4/29/2013)         2013          479           12.08          5,783

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  -----------------  ----------------
  MSF Russell 2000 Index           2016      1.38         0.00 - 0.90        20.20 - 21.28
     Investment Division           2015      1.21         0.00 - 0.90      (5.13) - (4.27)
                                   2014      1.14         0.00 - 0.90          4.10 - 5.04
                                   2013      1.53         0.00 - 0.90        37.31 - 38.55
                                   2012      1.15         0.00 - 0.90        15.30 - 16.35

  MSF T. Rowe Price                2016      0.06         0.00 - 0.90          0.85 - 1.76
     Large Cap Growth              2015      0.14         0.00 - 0.90         9.79 - 10.78
     Investment Division           2014      0.06         0.00 - 0.90          8.11 - 9.09
                                   2013      0.25         0.00 - 0.90        37.91 - 39.19
                                   2012      0.12         0.00 - 0.90        17.90 - 18.97

  MSF T. Rowe Price                2016      0.26         0.00 - 0.90        10.74 - 11.74
     Small Cap Growth              2015      0.14         0.00 - 0.90          1.79 - 2.71
     Investment Division           2014      0.02         0.00 - 0.90          5.95 - 6.91
                                   2013      0.34         0.00 - 0.90        43.26 - 44.55
                                   2012        --         0.00 - 0.90        15.13 - 16.18

  MSF Van Eck Global               2016      0.86                0.00                44.26
     Natural Resources             2015      0.52                0.00              (32.64)
     Investment Division           2014      0.49                0.00              (18.63)
                                   2013      0.61                0.00                14.17
                                   2012        --                0.00                 2.80

  MSF Western Asset                2016      1.88         0.00 - 0.90          4.71 - 8.55
     Management Strategic          2015      5.11         0.00 - 0.90      (2.60) - (1.72)
     Bond Opportunities            2014      5.30         0.00 - 0.90          4.53 - 5.47
     Investment Division           2013      4.98         0.00 - 0.90          0.19 - 1.09
                                   2012      3.61         0.00 - 0.90        10.49 - 11.50

  MSF Western Asset                2016      2.60         0.00 - 0.90          0.38 - 1.28
     Management                    2015      2.30         0.00 - 0.90        (0.33) - 0.57
     U.S. Government               2014      1.93         0.00 - 0.90          1.89 - 2.81
     Investment Division           2013      2.13         0.00 - 0.90      (1.63) - (0.74)
                                   2012      2.09         0.00 - 0.90          2.44 - 3.37

  Oppenheimer VA Main              2016      0.54                0.00                18.05
     Street Small Cap              2015      0.84                0.00               (5.90)
     Investment Division           2014        --                0.00                11.93
     (Commenced 4/28/2008
     and began transactions
     in 2014)

  PIMCO VIT All Asset              2016      2.67                0.00                12.93
     Investment Division           2015      2.33                0.00               (8.99)
                                   2014      5.22                0.00                 0.47
                                   2013      9.56                0.00                 0.27
                                   2012      5.69                0.00                10.96

  PIMCO VIT                        2016      1.10                0.00                15.16
     CommodityRealReturn           2015      5.76                0.00              (25.70)
     Strategy Investment Division  2014      0.40                0.00              (18.42)
     (Commenced 4/29/2013)         2013        --                0.00               (7.98)

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                     AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------------  ------------------------------------------------
                                                       UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                        LOWEST TO         NET          INCOME          LOWEST TO        LOWEST TO
                                            UNITS      HIGHEST ($)    ASSETS ($)      RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                        -----------  --------------  -------------  -------------  ----------------  ---------------
  PIMCO VIT Low Duration          2016       68,350           12.77        872,582      1.50                0.00                1.41
     Investment Division          2015       65,525           12.59        824,924      3.11                0.00                0.31
                                  2014      123,927           12.55      1,555,287      1.13                0.00                0.85
                                  2013      126,188           12.44      1,570,296      1.45                0.00                0.21
                                  2012       79,088           12.46        985,514      1.91                0.00                5.86

  Pioneer VCT Mid Cap Value       2016          737           75.92         55,933      0.74                0.00               16.56
     Investment Division          2015          713           65.14         46,440      0.78                0.00              (6.14)
                                  2014        1,012           69.40         70,257      0.82                0.00               15.09
                                  2013          828           60.30         49,935      0.48                0.00               33.10
                                  2012        3,389           45.30        153,545      1.05                0.00               11.11

  Putnam VT International         2016          177           24.13          4,261      2.57                0.00                1.11
     Value Investment Division    2015          239           23.87          5,695      1.37                0.00              (2.00)
     (Commenced 4/28/2008 and     2014          239           24.36          5,820      1.40                0.00              (9.49)
     began transactions in 2013)  2013          239           26.91          6,428        --                0.00               22.21

  Royce Micro-Cap Investment      2016          505           20.97         10,583      0.73                0.00               19.71
     Division                     2015          465           17.52          8,139        --                0.00             (12.46)
                                  2014          417           20.01          8,336        --                0.00              (3.58)
                                  2013          374           20.76          7,757      0.01                0.00               20.99
                                  2012       21,685           17.16        372,006        --                0.00                7.60

  Royce Small-Cap Investment      2016        2,833           24.20         68,550      1.99                0.00               20.96
     Division                     2015        2,698           20.01         53,973      0.87                0.00             (11.80)
                                  2014        2,265           22.68         51,371      0.01                0.00                3.24
                                  2013       31,356           21.97        688,929      1.08                0.00               34.75
                                  2012       33,234           16.30        541,872      0.09                0.00               12.50

  UIF Emerging Markets Debt       2016       34,218           36.73      1,256,825      5.31                0.00               10.55
     Investment Division          2015       27,569           33.22        915,935      5.42                0.00              (1.12)
                                  2014       23,590           33.60        792,559      6.39                0.00                2.93
                                  2013       35,538           32.64      1,160,019      4.27                0.00              (8.75)
                                  2012       33,059           35.77      1,182,598      2.41                0.00               17.96

  UIF Emerging Markets Equity     2016      235,477           13.42      3,160,892      0.47                0.00                6.74
     Investment Division          2015      176,970           12.58      2,225,571      0.83                0.00             (10.69)
                                  2014      150,699           14.08      2,122,051      0.29                0.00              (4.49)
                                  2013       83,866           14.74      1,236,458      1.23                0.00              (1.02)
                                  2012       69,412           14.90      1,033,944        --                0.00               19.95

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying fund, portfolio, or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund, portfolio, or series, in which the Investment Division invests. The investment income ratio is calculated as a weighted average ratio since the Investment Division may invest in two or more share classes, if any, within the underlying fund, portfolio, or series of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized policy expenses of each of the applicable
  Investment Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund, portfolio, or series have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio, or series, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Investment Division.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Investment Divisions were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
    Portfolio                                              Equity Portfolio
(MIST) Met/Templeton International Bond Portfolio        (BHFTI) Brighthouse/Templeton International Bond
                                                           Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value Portfolio
(MSF) Met/Wellington Balanced Portfolio                  (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
    Portfolio                                              Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

This page is intentionally left blank.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

              Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                        Page
                                                                                                  ----------
Report of Independent Registered Public Accounting Firm..........................................      2
Financial Statements at December 31, 2016 and 2015 and for the Years Ended December 31, 2016,
  2015 and 2014:
 Consolidated Balance Sheets.....................................................................      3
 Consolidated Statements of Operations...........................................................      4
 Consolidated Statements of Comprehensive Income (Loss)..........................................      5
 Consolidated Statements of Equity...............................................................      6
 Consolidated Statements of Cash Flows...........................................................      7
 Notes to the Consolidated Financial Statements..................................................      9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies....      9
     Note 2 -- Segment Information...............................................................     26
     Note 3 -- Dispositions......................................................................     32
     Note 4 -- Insurance.........................................................................     32
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other
       Intangibles...............................................................................     43
     Note 6 -- Reinsurance.......................................................................     46
     Note 7 -- Closed Block......................................................................     51
     Note 8 -- Investments.......................................................................     54
     Note 9 -- Derivatives.......................................................................     75
     Note 10 -- Fair Value.......................................................................     88
     Note 11 -- Long-term and Short-term Debt....................................................    107
     Note 12 -- Equity...........................................................................    110
     Note 13 -- Other Expenses...................................................................    115
     Note 14 -- Employee Benefit Plans...........................................................    116
     Note 15 -- Income Tax.......................................................................    125
     Note 16 -- Contingencies, Commitments and Guarantees........................................    130
     Note 17 -- Quarterly Results of Operations (Unaudited)......................................    139
     Note 18 -- Related Party Transactions.......................................................    139
     Note 19 -- Subsequent Events................................................................    140
Financial Statement Schedules at December 31, 2016 and 2015 and for the Years Ended December 31,
  2016, 2015 and 2014:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related
   Parties.......................................................................................    141
 Schedule III -- Consolidated Supplementary Insurance Information................................    142
 Schedule IV -- Consolidated Reinsurance.........................................................    144

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2016. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 23, 2017

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2016 and 2015

                (In millions, except share and per share data)

                                                                 2016           2015
                                                             -------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated
 fair value (amortized cost: $155,141 and $168,361,
 respectively; includes $0 and $103, respectively, relating
 to variable interest entities).............................  $    163,120   $    175,686
Equity securities available-for-sale, at estimated fair
 value (cost: $1,785 and $1,985, respectively)..............         1,839          1,949
Fair value option and trading securities, at estimated fair
 value (includes $0 and $404, respectively, of actively
 traded securities; and $8 and $13, respectively, relating
 to variable interest entities).............................            23            431
Mortgage loans (net of valuation allowances of $267 and
 $257, respectively; includes $566 and $314, respectively,
 under the fair value option)...............................        56,560         53,722
Policy loans................................................         5,945          8,134
Real estate and real estate joint ventures (includes $1,124
 and $0, respectively, relating to variable interest
 entities; includes $56 and $42, respectively, of real
 estate held-for-sale)......................................         6,386          6,008
Other limited partnership interests (includes $14 and $27,
 respectively, relating to variable interest entities)......         3,725          4,088
Short-term investments, principally at estimated fair value.         4,690          5,595
Other invested assets (includes $31 and $43, respectively,
 relating to variable interest entities)....................        17,232         16,869
                                                             -------------  -------------
  Total investments.........................................       259,520        272,482
Cash and cash equivalents, principally at estimated fair
 value (includes $0 and $1, respectively, relating to
 variable interest entities)................................         5,714          4,651
Accrued investment income (includes $0 and $1,
 respectively, relating to variable interest entities)......         2,019          2,250
Premiums, reinsurance and other receivables (includes $6
 and $2, respectively, relating to variable interest
 entities)..................................................        22,383         23,722
Deferred policy acquisition costs and value of business
 acquired...................................................         4,743          6,043
Current income tax recoverable..............................            --             36
Other assets (includes $3 and $3, respectively, relating to
 variable interest entities)................................         4,346          4,397
Separate account assets.....................................       133,836        135,939
                                                             -------------  -------------
  Total assets..............................................  $    432,561   $    449,520
                                                             =============  =============
Liabilities and Equity
Liabilities
Future policy benefits......................................  $    115,556   $    118,914
Policyholder account balances...............................        92,466         94,420
Other policy-related balances...............................         6,731          7,201
Policyholder dividends payable..............................           510            624
Policyholder dividend obligation............................         1,931          1,783
Payables for collateral under securities loaned and other
 transactions...............................................        20,815         21,937
Short-term debt.............................................           100            100
Long-term debt (includes $12 and $61, respectively, at
 estimated fair value, relating to variable interest
 entities)..................................................         1,589          1,715
Current income tax payable..................................            50             --
Deferred income tax liability...............................         2,503          2,888
Other liabilities (includes $0 and $2, respectively,
 relating to variable interest entities)....................        29,497         32,755
Separate account liabilities................................       133,836        135,939
                                                             -------------  -------------
  Total liabilities.........................................       405,584        418,276
                                                             -------------  -------------
Contingencies, Commitments and Guarantees (Note 16)
Equity
Metropolitan Life Insurance Company stockholder's equity:
Common stock, par value $0.01 per share; 1,000,000,000
 shares authorized; 494,466,664 shares issued and
 outstanding................................................             5              5
Additional paid-in capital..................................        14,413         14,444
Retained earnings...........................................         9,250         13,738
Accumulated other comprehensive income (loss)...............         3,119          2,685
                                                             -------------  -------------
  Total Metropolitan Life Insurance Company stockholder's
   equity...................................................        26,787         30,872
Noncontrolling interests....................................           190            372
                                                             -------------  -------------
  Total equity..............................................        26,977         31,244
                                                             -------------  -------------
  Total liabilities and equity..............................  $    432,561   $    449,520
                                                             =============  =============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                        2016           2015           2014
                                                                                    ------------   ------------   ------------
Revenues
Premiums...........................................................................  $    22,393    $    21,934    $    21,384
Universal life and investment-type product policy fees.............................        2,542          2,584          2,466
Net investment income..............................................................       11,083         11,577         11,893
Other revenues.....................................................................        1,478          1,536          1,808
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities......................          (87)           (49)           (16)
Other-than-temporary impairments on fixed maturity securities transferred to other
 comprehensive income (loss).......................................................          (10)            (5)           (10)
Other net investment gains (losses)................................................          229            313            169
                                                                                    ------------   ------------   ------------
  Total net investment gains (losses)..............................................          132            259            143
Net derivative gains (losses)......................................................       (1,138)           881          1,037
                                                                                    ------------   ------------   ------------
  Total revenues...................................................................       36,490         38,771         38,731
                                                                                    ------------   ------------   ------------
Expenses
Policyholder benefits and claims...................................................       25,291         24,527         23,855
Interest credited to policyholder account balances.................................        2,233          2,183          2,174
Policyholder dividends.............................................................        1,200          1,264          1,240
Other expenses.....................................................................        5,803          6,258          6,071
                                                                                    ------------   ------------   ------------
  Total expenses...................................................................       34,527         34,232         33,340
                                                                                    ------------   ------------   ------------
  Income (loss) from continuing operations before provision for income tax.........        1,963          4,539          5,391
Provision for income tax expense (benefit).........................................          207          1,782          1,532
                                                                                    ------------   ------------   ------------
  Income (loss) from continuing operations, net of income tax......................        1,756          2,757          3,859
Income (loss) from discontinued operations, net of income tax......................           --             --             (3)
                                                                                    ------------   ------------   ------------
  Net income (loss)................................................................        1,756          2,757          3,856
Less: Net income (loss) attributable to noncontrolling interests...................           (8)            --             (5)
                                                                                    ------------   ------------   ------------
  Net income (loss) attributable to Metropolitan Life Insurance Company............  $     1,764    $     2,757    $     3,861
                                                                                    ============   ============   ============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                        2016           2015           2014
                                                                                    ------------   ------------   ------------
Net income (loss)..................................................................  $     1,756    $     2,757    $     3,856
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets.......................          406         (4,434)         4,165
Unrealized gains (losses) on derivatives...........................................           36            559          1,288
Foreign currency translation adjustments...........................................           13           (101)          (44)
Defined benefit plans adjustment...................................................          217            342         (1,001)
                                                                                    ------------   ------------   ------------
  Other comprehensive income (loss), before income tax.............................          672         (3,634)         4,408
Income tax (expense) benefit related to items of other comprehensive income (loss).         (238)         1,285         (1,532)
                                                                                    ------------   ------------   ------------
  Other comprehensive income (loss), net of income tax.............................          434         (2,349)         2,876
                                                                                    ------------   ------------   ------------
Comprehensive income (loss)........................................................        2,190            408          6,732
Less: Comprehensive income (loss) attributable to noncontrolling interest, net of
 income tax........................................................................           (8)            --             (5)
                                                                                    ------------   ------------   ------------
  Comprehensive income (loss) attributable to Metropolitan Life Insurance
   Company.........................................................................  $     2,198    $       408    $     6,737
                                                                                    ============   ============   ============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                            Accumulated            Total
                                   Additional                  Other         Metropolitan Life
                          Common    Paid-in      Retained   Comprehensive    Insurance Company     Noncontrolling    Total
                          Stock     Capital     Earnings   Income (Loss)    Stockholder's Equity     Interests       Equity
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2013................... $      5 $    14,515  $    9,352        $  2,158               $ 26,030         $    250  $  26,280
Capital contributions
 from MetLife, Inc......                    4                                                  4                           4
Returns of capital......                  (76)                                               (76)                        (76)
Excess tax benefits
 related to stock-based
 compensation...........                    5                                                  5                           5
Dividends paid to
 MetLife, Inc...........                             (708)                                  (708)                       (708)
Dividend of subsidiary
 (Note 3)...............                              (35)                                   (35)                        (35)
Change in equity of
 noncontrolling
 interests..............                                                                      --              147        147
Net income (loss).......                            3,861                                  3,861               (5)     3,856
Other comprehensive
 income (loss), net of
 income tax.............                                            2,876                  2,876                       2,876
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2014...................        5      14,448      12,470           5,034                 31,957              392     32,349
Capital contributions
 from MetLife, Inc......                    4                                                  4                           4
Returns of capital......                  (11)                                               (11)                        (11)
Excess tax benefits
 related to stock-based
 compensation...........                    3                                                  3                           3
Dividends paid to
 MetLife, Inc...........                           (1,489)                                (1,489)                     (1,489)
Change in equity of
 noncontrolling
 interests..............                                                                      --              (20)       (20)
Net income (loss).......                            2,757                                  2,757                       2,757
Other comprehensive
 income (loss), net of
 income tax.............                                           (2,349)                (2,349)                     (2,349)
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2015...................        5      14,444      13,738           2,685                 30,872              372     31,244
Capital contributions
 from MetLife, Inc......                   10                                                 10                          10
Returns of capital......                  (68)                                               (68)                        (68)
Excess tax benefits
 related to stock-based
 compensation...........                   27                                                 27                          27
Dividends paid to
 MetLife, Inc...........                           (3,600)                                (3,600)                     (3,600)
Dividend of
 subsidiaries (Note 3)..                           (2,652)                                (2,652)               2     (2,650)
Change in equity of
 noncontrolling
 interests..............                                                                      --             (176)      (176)
Net income (loss).......                            1,764                                  1,764               (8)     1,756
Other comprehensive
 income (loss), net of
 income tax.............                                              434                    434                         434
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2016................... $      5 $    14,413  $    9,250        $  3,119               $ 26,787         $    190  $  26,977
                         ======== ===========  ==========  ==============  =====================  ===============  =========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                             2016             2015             2014
                                                                       ---------------  ---------------  ---------------
Cash flows from operating activities
Net income (loss).....................................................   $       1,756    $       2,757    $       3,856
Adjustments to reconcile net income (loss) to net cash provided by
 (used in) operating activities:
 Depreciation and amortization expenses...............................             367              474              460
 Amortization of premiums and accretion of discounts associated with
  investments, net....................................................            (975)            (848)            (664)
 (Gains) losses on investments and from sales of businesses, net......            (132)            (259)            (138)
 (Gains) losses on derivatives, net...................................           1,865             (426)            (902)
 (Income) loss from equity method investments, net of dividends or
  distributions.......................................................             483              320              374
 Interest credited to policyholder account balances...................           2,233            2,183            2,174
 Universal life and investment-type product policy fees...............          (2,542)          (2,584)          (2,466)
 Change in fair value option and trading securities...................             406              278                2
 Change in accrued investment income..................................              81              113              242
 Change in premiums, reinsurance and other receivables................          (2,606)            (135)             711
 Change in deferred policy acquisition costs and value of business
  acquired, net.......................................................             108              260              271
 Change in income tax.................................................            (430)             257              229
 Change in other assets...............................................             701              763              465
 Change in insurance-related liabilities and policy-related balances..           2,719            2,628            2,672
 Change in other liabilities..........................................           1,731             (499)          (1,086)
 Other, net...........................................................              39              (16)               1
                                                                       ---------------  ---------------  ---------------
  Net cash provided by (used in) operating activities.................           5,804            5,266            6,201
                                                                       ---------------  ---------------  ---------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities............................................          74,985           82,744           63,068
 Equity securities....................................................             859              651              186
 Mortgage loans.......................................................          11,286           11,189           11,605
 Real estate and real estate joint ventures...........................             762            2,734              976
 Other limited partnership interests..................................             830            1,185              375
Purchases of:
 Fixed maturity securities............................................         (72,414)         (76,594)         (69,256)
 Equity securities....................................................            (771)            (694)            (173)
 Mortgage loans.......................................................         (16,039)         (16,268)         (14,769)
 Real estate and real estate joint ventures...........................          (1,390)            (823)          (1,876)
 Other limited partnership interests..................................            (809)            (668)            (773)
Cash received in connection with freestanding derivatives.............           1,372            1,039              740
Cash paid in connection with freestanding derivatives.................          (2,451)          (1,012)          (1,050)
Receipts on loans to affiliates.......................................              --               --               75
Issuances of loans to affiliates......................................              --               --             (100)
Purchases of loans to affiliates......................................              --               --             (437)
Net change in policy loans............................................              85              357              (70)
Net change in short-term investments..................................             694           (1,117)           1,472
Net change in other invested assets...................................            (434)            (603)            (254)
Net change in property, equipment and leasehold improvements..........            (227)              23             (140)
Other, net............................................................              --               --              (32)
                                                                       ---------------  ---------------  ---------------
  Net cash provided by (used in) investing activities.................   $      (3,662)   $       2,143    $     (10,433)
                                                                       ---------------  ---------------  ---------------

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
          (A Wholly-Owned Subsidiary of MetLife, Inc.) -- (continued)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                    2016          2015          2014
                                                                                 ---------     ---------     ---------
Cash flows from financing activities
Policyholder account balances:
  Deposits...................................................................... $  64,962     $  60,216     $  54,902
  Withdrawals...................................................................   (61,252)      (61,248)      (51,210)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................      (696)       (2,230)        3,071
Net change in short-term debt...................................................        --            --          (320)
Long-term debt issued...........................................................        45           907             4
Long-term debt repaid...........................................................       (58)         (673)         (390)
Financing element on certain derivative instruments, net........................      (321)          (66)         (224)
Cash paid in connection with noncontrolling interests...........................        --          (159)           --
Dividend of subsidiaries........................................................      (115)           --            --
Dividends paid to MetLife, Inc..................................................    (3,600)       (1,489)         (708)
Returns of capital..............................................................       (68)          (11)           --
Other, net......................................................................        24             2             2
                                                                                 ---------     ---------     ---------
  Net cash provided by (used in) financing activities...........................    (1,079)       (4,751)        5,127
                                                                                 ---------     ---------     ---------
  Change in cash and cash equivalents...........................................     1,063         2,658           895
Cash and cash equivalents, beginning of year....................................     4,651         1,993         1,098
                                                                                 ---------     ---------     ---------
  Cash and cash equivalents, end of year........................................ $   5,714     $   4,651     $   1,993
                                                                                 =========     =========     =========
Supplemental disclosures of cash flow information...............................
Net cash paid (received) for:
Interest........................................................................ $     114     $     123     $     150
                                                                                 =========     =========     =========
Income tax...................................................................... $     819     $   1,217     $   1,304
                                                                                 =========     =========     =========
Non-cash transactions
Capital contributions from MetLife, Inc......................................... $      10     $       4     $       4
                                                                                 =========     =========     =========
Fixed maturity securities received in connection with pension risk transfer
 transactions................................................................... $     985     $     903     $      --
                                                                                 =========     =========     =========
Transfer of fixed maturity securities from affiliates........................... $     367     $      --     $      --
                                                                                 =========     =========     =========
Transfer of fixed maturity securities to affiliates............................. $   3,940     $      --     $      --
                                                                                 =========     =========     =========
Transfer of mortgage loans to affiliates........................................ $     626     $      --     $      --
                                                                                 =========     =========     =========
Deconsolidation of real estate investment vehicles (1):
  Reduction of redeemable noncontrolling interests.............................. $      --     $      --     $     774
                                                                                 =========     =========     =========
  Reduction of long-term debt................................................... $      --     $     543     $     413
                                                                                 =========     =========     =========
  Reduction of real estate and real estate joint ventures....................... $     354     $     389     $   1,132
                                                                                 =========     =========     =========
  Increase in noncontrolling interests.......................................... $      --     $     153     $      --
                                                                                 =========     =========     =========
  Reduction of noncontrolling interests......................................... $     354     $      --     $      --
                                                                                 =========     =========     =========
Issuance of short-term debt..................................................... $      --     $      --     $     245
                                                                                 =========     =========     =========
Returns of capital.............................................................. $      --     $      --     $      76
                                                                                 =========     =========     =========
Disposal of subsidiaries:
Assets disposed................................................................. $  27,476     $      --     $      69
Liabilities disposed............................................................   (24,572)           --           (34)
                                                                                 ---------     ---------     ---------
  Net assets disposed...........................................................     2,904            --            35
Cash disposed...................................................................      (115)           --           (49)
Dividend of interests in subsidiaries...........................................    (2,789)           --            14
                                                                                 ---------     ---------     ---------
  Loss on dividend of interests in subsidiaries................................. $      --     $      --     $      --
                                                                                 =========     =========     =========

---------

(1) For the year ended December 31, 2015, amounts represent the impact of the consolidation of a real estate investment vehicle, offset by the subsequent deconsolidation of such real estate investment vehicle.

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a provider of life insurance, annuities, employee benefits and asset management and is organized into two segments: U.S. and MetLife Holdings. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

    The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results.

  Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------------------
Accounting Policy                                                                       Note
--------------------------------------------------------------------------------------------
Insurance                                                                               4
--------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles     5
--------------------------------------------------------------------------------------------
Reinsurance                                                                             6
--------------------------------------------------------------------------------------------
Investments                                                                             8
--------------------------------------------------------------------------------------------
Derivatives                                                                             9
--------------------------------------------------------------------------------------------
Fair Value                                                                             10
--------------------------------------------------------------------------------------------
Employee Benefit Plans                                                                 14
--------------------------------------------------------------------------------------------
Income Tax                                                                             15
--------------------------------------------------------------------------------------------
Litigation Contingencies                                                               16
--------------------------------------------------------------------------------------------

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long-duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

     Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short-duration contracts.

     Liabilities for universal and variable life policies with secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

     Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

     The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Other Policy-Related Balances

     Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, policyholder dividends left on deposit and obligations assumed under structured settlement assignments.

     The liability for policy and contract claims generally relates to incurred but not reported ("IBNR") death, disability, long-term care and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of IBNR claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

     See Note 4 for additional information on obligations assumed under structured settlement assignments.

   Recognition of Insurance Revenues and Deposits

     Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Premiums related to short-duration non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

     All revenues and expenses are presented net of reinsurance, as applicable.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .   incremental direct costs of contract acquisition, such as commissions;

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 . Nonparticipating and                   Actual and expected future gross
   non-dividend-paying traditional        premiums.
   contracts:
  .  Term insurance
  .  Nonparticipating whole life
     insurance
  .  Traditional group life insurance
  .  Non-medical health insurance
 ------------------------------------------------------------------------------
 . Participating, dividend-paying         Actual and expected future gross
   traditional contracts                  margins.
 ------------------------------------------------------------------------------
 . Fixed and variable universal life      Actual and expected future gross
   contracts                              profits.
 . Fixed and variable deferred annuity
   contracts

    See Note 5 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

  Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

     Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

     The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

     Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts, and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "-- Investments -- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities." The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

     The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Fair Value Option and Trading Securities

     Fair value option ("FVO") and trading securities are stated at estimated fair value and include investments for which the FVO has been elected ("FVO Securities") and investments that are actively purchased and sold ("Actively traded securities").

     Changes in estimated fair value of these securities are included in net investment income, except for certain securities included in FVO Securities, where changes are included in net investment gains (losses).

   Mortgage Loans

     The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

     Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

     Also included in mortgage loans are residential mortgage loans for which the FVO was elected. These mortgage loans are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

   Policy Loans

     Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

     Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

     Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Real Estate Joint Ventures and Other Limited Partnership Interests

     The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

     The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments when such distributions become payable or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

     The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

     Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

     Other invested assets consist principally of the following:

  . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

  . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

  . Annuities funding structured settlement claims represent annuities funding claims assumed by the Company in its capacity as a structured settlements assignment company. The annuities are stated at their contract value, which represents the present value of the future periodic claim payments to be provided. The net investment income recognized reflects the amortization of discount of the annuity at its implied effective interest rate. See Note 4.

  . Direct financing leases gross investment is equal to the minimum lease payments plus the unguaranteed residual value. Income is recorded by applying the pre-tax internal rate of return to the investment balance. The Company regularly reviews lease receivables for impairment.

  . Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

  . Investment in an operating joint venture that engages in insurance underwriting activities accounted for under the equity method.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Securities Lending Program

     Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

  Derivatives

   Freestanding Derivatives

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives' carrying value in other invested assets or other liabilities.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       . Economic hedges of variable annuity
                                          guarantees included in
                                          future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  . Economic hedges of equity method
                                          investments in joint ventures
                                        . All derivatives held in relation to
                                          trading portfolios

   Hedge Accounting

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

     The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

     The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

  . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

  . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

  . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

     Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

  Employee Benefit Plans

    The Company sponsors and administers various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

    The Company recognizes the funded status of each of its defined pension and postretirement benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

    Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated OCI ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs, generally over the average projected future service years of the active employees. In addition, prior service costs (credit) are recognized in AOCI at the time of the amendment and then amortized to net periodic benefit costs over the average projected future service years of the active employees.

    Net periodic benefit costs are determined using management estimates and actuarial assumptions and are comprised of service cost, interest cost, settlement and curtailment costs, expected return on plan assets, amortization of net actuarial (gains) losses, and amortization of prior service costs (credit). Fair value is used to determine the expected return on plan assets.

    The Company also sponsors defined contribution plans for substantially all employees under which a portion of employee contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the defined contribution plans, no liability for matching contributions is recognized on the balance sheets.

  Income Tax

    Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Metropolitan Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .   the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .   future reversals of existing taxable temporary differences;

  .   taxable income in prior carryback years; and

  .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

  Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 16, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Stock-Based Compensation

     Stock-based compensation recognized on the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     MetLife, Inc. grants certain employees stock-based compensation awards under various plans that are subject to specific vesting conditions. With the exception of performance shares granted in 2013 and after which are re-measured quarterly, the cost of all stock-based transactions is measured at fair value at the grant date and recognized over the period during which a grantee is required to provide services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon the attainment of the applicable criteria for post-employment award continuation, the requisite service period subsequent to attaining such criteria is considered non-substantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of such criteria. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

   Cash and Cash Equivalents

     The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.3 billion and $1.2 billion at December 31, 2016 and 2015, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $673 million and $720 million at December 31, 2016 and 2015, respectively. Related depreciation and amortization expense was $139 million, $159 million and $123 million for the years ended December 31, 2016, 2015 and 2014, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.5 billion and $1.4 billion at December 31, 2016 and 2015, respectively. Accumulated amortization of capitalized software was $1.1 billion and $1.0 billion at December 31, 2016 and 2015, respectively. Related amortization expense was $132 million, $150 million and $145 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees, administrative service fees, and changes in account value relating to corporate-owned life insurance ("COLI"). Such fees and commissions are recognized in the period in which services are performed. Under certain COLI contracts, if the Company reports certain unlikely adverse results in its financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

   Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life Insurance Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Foreign Currency

     Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

   Goodwill

     Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may determine the fair values of its reporting units by applying a market multiple, discounted cash flow, and/or an actuarial based valuation approach.

     For the 2016 annual goodwill impairment tests, the Company utilized qualitative assessments for its reporting units and determined it was not more likely than not that the fair value of any of the reporting units was less than its carrying amount. Therefore, no further testing was needed for these reporting units. The goodwill balance was $70 million in the U.S segment and $31 million in the MetLife Holdings segment, at both
   December 31, 2016 and 2015.

Adoption of New Accounting Pronouncements

  Effective January 1, 2016, the Company retrospectively adopted guidance relating to short-duration contracts. The new guidance requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability, (ii) methodologies and judgments in estimating claims, and (iii) the timing, and frequency of claims. The adoption did not have an impact on the Company's consolidated financial statements other than expanded disclosures in Note 4.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2014, the Company adopted new guidance regarding the presentation of an unrecognized tax benefit. The new guidance requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, be presented on the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. However, when the carryforwards are not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or the applicable tax law does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented on the financial statements as a liability and will not be combined with the related deferred tax asset. The adoption was prospectively applied and resulted in a reduction to other liabilities and a corresponding increase to deferred income tax liability in the amount of $190 million.

  Effective January 1, 2014, the Company adopted new guidance on other expenses. The objective of this standard is to address how health insurers should recognize and classify in their income statements fees mandated by the Patient Protection and Health Care and Education Reconciliation Act of 2010, signed into law on March 30, 2010, as amended by the Health Care and Education Reconciliation Act. The amendments in this standard specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense using the straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable. In accordance with the adoption of the new accounting pronouncement, on January 1, 2014, the Company recorded $55 million in other liabilities, and a corresponding deferred cost, in other assets.

Future Adoption of New Accounting Pronouncements

  In March 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on the presentation of net periodic pension cost and net periodic postretirement benefit cost (Accounting Standards Update ("ASU") 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost). The new guidance is effective for annual periods beginning after December 15, 2017 and interim periods within those annual periods. Early adoption is permitted as of the beginning of an annual period for which financial statements (interim or annual) have not been issued or made available for issuance. The guidance requires that an employer that offers to their employees defined benefit pension or other postretirement benefit plans report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. The guidance should be applied retrospectively for the presentation of the service cost component in the income statement and allows a practical expedient for the estimation basis for applying the retrospective presentation requirements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In February 2017, the FASB issued new guidance on derecognition of nonfinancial assets (ASU 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2017, the FASB issued new guidance on goodwill impairment
(ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment). The new guidance is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The new guidance simplifies the current two-step goodwill impairment test by eliminating Step 2 of the test. The new guidance requires a one-step impairment test in which an entity compares the fair value of a reporting unit with its carrying amount and recognizes an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value, if any. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2017, the FASB issued new guidance on business combinations
(ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments - Credit Losses
(Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

  In February 2016, the FASB issued new guidance on leasing transactions
(ASU 2016-02, Leases - Topic 842). The new guidance is effective for the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, and requires a modified retrospective transition approach. Early adoption is permitted. The new guidance requires a lessee to recognize assets and liabilities for leases with lease terms of more than 12 months. Leases would be classified as finance or operating leases and both types of leases will be recognized on the balance sheet. Lessor accounting will remain largely unchanged from current guidance except for certain targeted changes. The new guidance will also require new qualitative and quantitative disclosures. The Company's implementation efforts are primarily focused on the review of its existing lease contracts, as well as identification of other contracts that may fall under the scope of the new guidance. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as available-for-sale and, to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its consolidated revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the consolidated statements of operations.

Other

  Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the CME. The Company is currently evaluating the impact of these amendments on its consolidated financial statements. This change is not expected to impact the tax treatment of such derivatives, although the Internal Revenue Service ("IRS") is being asked to issue definitive guidance.

2. Segment Information

  The Company is organized into two segments: U.S. and MetLife Holdings. In addition, the Company reports certain of its results of operations in Corporate & Other.

  On January 12, 2016, MetLife, Inc. announced its plan to separate a substantial portion of its former Retail segment, as well as certain portions of its former Corporate Benefit Funding segment and Corporate & Other (the "Separation"). MetLife, Inc. subsequently re-segmented the business to be separated and rebranded it "Brighthouse Financial."

  On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of
MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). On December 6, 2016, Brighthouse filed an amendment to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc. intends to include Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA) ("Brighthouse Insurance"), New England Life Insurance Company ("NELICO"), a former wholly-owned subsidiary of Metropolitan Life Insurance Company, Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company) ("Brighthouse NY"), Brighthouse Investment Advisers, LLC (formerly, MetLife Advisers, LLC) and certain captive reinsurance companies in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock.

  The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the IRS and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

U.S.

  The U.S. segment offers a broad range of protection products and services aimed at serving the financial needs of customers throughout their lives. These products are sold to corporations and their respective employees, other institutions and their respective members, as well as individuals. The U.S. segment is organized into two businesses: Group Benefits and Retirement and Income Solutions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  . The Group Benefits business offers insurance products and services which include life, dental, group short- and long-term disability, individual disability, accidental death and dismemberment, critical illness, vision and accident & health coverages, as well as prepaid legal plans. This business also sells administrative services-only arrangements to some employers.

  . The Retirement and Income Solutions business offers a broad range of annuity and investment products, including guaranteed interest contracts and other stable value products, institutional income annuities and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This business also includes structured settlements and certain products to fund postretirement benefits and company-, bank- or trust-owned life insurance used to finance nonqualified benefit programs for executives.

MetLife Holdings

  The MetLife Holdings segment consists of operations relating to products and businesses no longer actively marketed by the Company in the United States. These products and businesses include variable, universal, term and whole life, as well as variable, fixed and index-linked annuities. The MetLife Holdings segment also includes the Company's discontinued long-term care business.

Corporate & Other

  Corporate & Other contains the excess capital, as well as certain charges and activities, not allocated to the segments, including enterprise-wide strategic initiative restructuring charges and various start-up businesses (including the investment management business through which the Company offers fee-based investment management services to institutional clients, as well as the direct to consumer portion of the U.S. Direct business). Corporate & Other also includes the Company's ancillary international operations, the businesses of the Company that MetLife, Inc. plans to separate and include in Brighthouse Financial and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. In addition, Corporate & Other includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

Financial Measures and Segment Accounting Policies

  Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company's GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  The financial measures of operating revenues and operating expenses focus on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues and costs related to non-core products and divested businesses and certain entities required to be consolidated under GAAP. Also, these measures exclude results of discontinued operations and other businesses that have been or will be sold or exited by MetLife and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses).

  The following additional adjustments are made to revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method and (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  The following additional adjustments are made to expenses, in the line items indicated, in calculating operating expenses:

 .   Policyholder benefits and claims and policyholder dividends excludes:
     (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (iii) benefits and hedging costs related to GMIBs ("GMIB Costs") and (iv) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to noncontrolling interests and goodwill impairments.

  The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

  MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, income (loss) from continuing operations, net of income tax, or operating earnings.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                  Operating Results
                                                   -----------------------------------------------
                                                                 MetLife    Corporate                                 Total
Year Ended December 31, 2016                          U.S.       Holdings    & Other      Total      Adjustments   Consolidated
-------------------------------------------------- ----------  -----------  ---------  -----------  ------------  -------------
                                                                                   (In millions)
Revenues
Premiums.......................................... $   17,921  $     4,411   $     61  $    22,393    $       --    $    22,393
Universal life and investment-type product policy
 fees.............................................        988        1,236        216        2,440           102          2,542
Net investment income.............................      6,075        5,606        (67)      11,614          (531)        11,083
Other revenues....................................        750          110        618        1,478            --          1,478
Net investment gains (losses).....................         --           --         --           --           132            132
Net derivative gains (losses).....................         --           --         --           --        (1,138)        (1,138)
                                                   ----------  -----------  ---------  -----------  ------------  -------------
  Total revenues..................................     25,734       11,363        828       37,925        (1,435)        36,490
                                                   ----------  -----------  ---------  -----------  ------------  -------------
Expenses
Policyholder benefits and claims and policyholder
 dividends........................................     18,935        7,255        130       26,320           171         26,491
Interest credited to policyholder account
 balances.........................................      1,297          907         32        2,236            (3)         2,233
Capitalization of DAC.............................        (60)        (267)        (5)        (332)           --           (332)
Amortization of DAC and VOBA......................         56          675         56          787          (346)           441
Interest expense on debt..........................         10            7         95          112            --            112
Other expenses....................................      2,770        1,850        825        5,445           137          5,582
                                                   ----------  -----------  ---------  -----------  ------------  -------------
  Total expenses..................................     23,008       10,427      1,133       34,568           (41)        34,527
                                                   ----------  -----------  ---------  -----------  ------------  -------------
Provision for income tax expense (benefit)........        975          270       (551)         694          (487)           207
                                                   ----------  -----------  ---------  -----------                -------------
  Operating earnings.............................. $    1,751  $       666   $    246        2,663
                                                   ==========  ===========  =========
Adjustments to:
Total revenues....................................                                          (1,435)
Total expenses....................................                                              41
Provision for income tax (expense) benefit........                                             487
                                                                                       -----------
  Income (loss) from continuing operations, net of income tax                          $     1,756                  $     1,756
                                                                                       ===========                =============

                                                     MetLife   Corporate
 At December 31, 2016                       U.S.     Holdings   & Other    Total
---------------------------------------  ---------- ---------- --------- ----------
                                                       (In millions)
 Total assets........................... $  247,314 $  163,048 $  22,199 $  432,561
 Separate account assets................ $   85,854 $   47,982 $      -- $  133,836
 Separate account liabilities........... $   85,854 $   47,982 $      -- $  133,836

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                            Operating Results
                                               --------------------------------------------
                                                             MetLife   Corporate                             Total
Year Ended December 31, 2015                      U.S.       Holdings   & Other     Total    Adjustments  Consolidated
 -------------------------------------------   ---------    ---------  ---------  ---------  -----------  ------------
                                                                           (In millions)
Revenues
Premiums...................................... $  17,340    $   4,527  $      67  $  21,934      $    --    $   21,934
Universal life and investment-type product
 policy fees..................................       941        1,294        249      2,484          100         2,584
Net investment income.........................     6,037        5,902         94     12,033         (456)       11,577
Other revenues................................       729          135        672      1,536           --         1,536
Net investment gains (losses).................        --           --         --         --          259           259
Net derivative gains (losses).................        --           --         --         --          881           881
                                               ---------    ---------  ---------  ---------  -----------  ------------
  Total revenues..............................    25,047       11,858      1,082     37,987          784        38,771
                                               ---------    ---------  ---------  ---------  -----------  ------------
Expenses
Policyholder benefits and claims and
 policyholder dividends.......................    18,384        7,218        125     25,727           64        25,791
Interest credited to policyholder account
 balances.....................................     1,212          933         34      2,179            4         2,183
Capitalization of DAC.........................       (71)        (409)        (2)      (482)          --          (482)
Amortization of DAC and VOBA..................        59          527         44        630          112           742
Interest expense on debt......................         5            4        113        122           --           122
Other expenses................................     2,724        1,825      1,324      5,873            3         5,876
                                               ---------    ---------  ---------  ---------  -----------  ------------
  Total expenses..............................    22,313       10,098      1,638     34,049          183        34,232
                                               ---------    ---------  ---------  ---------  -----------  ------------
Provision for income tax expense (benefit)....       981          555         37      1,573          209         1,782
                                               ---------    ---------  ---------  ---------                 ----------
  Operating earnings.......................... $   1,753    $   1,205  $    (593)     2,365
                                               =========    =========  =========
Adjustments to:
Total revenues................................                                          784
Total expenses................................                                         (183)
Provision for income tax (expense) benefit....                                         (209)
                                                                                  ---------
  Income (loss) from continuing operations, net of income
   tax...................................................                         $   2,757                 $    2,757
                                                                                  =========               ============

                                                     MetLife   Corporate
 At December 31, 2015                       U.S.     Holdings   & Other    Total
---------------------------------------  ---------- ---------- --------- ----------
                                                       (In millions)
 Total assets........................... $  231,653 $  178,734 $  39,133 $  449,520
 Separate account assets................ $   79,540 $   48,478 $   7,921 $  135,939
 Separate account liabilities........... $   79,540 $   48,478 $   7,921 $  135,939

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                 Operating Results
                                                   ---------------------------------------------
                                                                MetLife    Corporate                              Total
Year Ended December 31, 2014                          U.S.      Holdings    & Other      Total    Adjustments  Consolidated
-------------------------------------------------- ----------  ----------  ---------  ----------  -----------  ------------
                                                                                 (In millions)
Revenues
Premiums.......................................... $   16,771  $    4,523  $      90  $   21,384    $      --    $   21,384
Universal life and investment-type product policy
 fees.............................................        907       1,257        248       2,412           54         2,466
Net investment income.............................      5,927       6,105        333      12,365         (472)       11,893
Other revenues....................................        702         407        699       1,808           --         1,808
Net investment gains (losses).....................         --          --         --          --          143           143
Net derivative gains (losses).....................         --          --         --          --        1,037         1,037
                                                   ----------  ----------  ---------  ----------  -----------  ------------
  Total revenues..................................     24,307      12,292      1,370      37,969          762        38,731
                                                   ----------  ----------  ---------  ----------  -----------  ------------
Expenses
Policyholder benefits and claims and policyholder
 dividends........................................     17,825       7,102        123      25,050           45        25,095
Interest credited to policyholder account
 balances.........................................      1,164         966         33       2,163           11         2,174
Capitalization of DAC.............................        (78)       (325)       (21)       (424)          --          (424)
Amortization of DAC and VOBA......................         54         467         58         579          116           695
Interest expense on debt..........................         12           8        130         150            1           151
Other expenses....................................      2,639       1,709      1,307       5,655           (6)        5,649
                                                   ----------  ----------  ---------  ----------  -----------  ------------
  Total expenses..................................     21,616       9,927      1,630      33,173          167        33,340
                                                   ----------  ----------  ---------  ----------  -----------  ------------
Provision for income tax expense (benefit)........        954         762      (394)       1,322          210         1,532
                                                   ----------  ----------  ---------  ----------               ------------
  Operating earnings.............................. $    1,737  $    1,603  $     134       3,474
                                                   ==========  ==========  =========
Adjustments to:
Total revenues....................................                                           762
Total expenses....................................                                          (167)
Provision for income tax (expense) benefit........                                          (210)
                                                                                      ----------
  Income (loss) from continuing operations, net of income
   tax......................................................                          $    3,859                 $    3,859
                                                                                      ==========               ============

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                   Years Ended December 31,
                                                   -----------------------
                                                    2016     2015    2014
                                                   -------  ------- -------
                                                        (In millions)
     Life insurance............................... $13,907  $13,811 $13,865
     Accident & health insurance..................   7,889    7,475   7,247
     Annuities....................................   4,379    4,548   4,352
     Non-insurance................................     238      220     194
                                                   -------  ------- -------
      Total....................................... $26,413  $26,054 $25,658
                                                   =======  ======= =======

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from one U.S. customer were $2.8 billion, $2.7 billion and $2.8 billion for the years ended December 31, 2016, 2015 and 2014, respectively, which represented 10%, 10% and 11%, respectively, of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Dispositions

2016 Dispositions

  In December 2016, the Company distributed to MetLife, Inc. as a non-cash extraordinary dividend all of the issued and outstanding shares of common stock of its wholly-owned subsidiaries, NELICO and General American Life Insurance Company ("GALIC"). The net book value of NELICO and GALIC at the time of the dividend was $2.9 billion, which was recorded as a dividend of retained earnings of $2.7 billion and a decrease to other comprehensive income of $254 million, net of income tax. As of the date of the dividend payment, the Company no longer consolidates the assets, liabilities and operations of NELICO and GALIC.

2014 Disposition

  In December 2014, Metropolitan Life Insurance Company distributed to MetLife, Inc., as a dividend, all of the issued and outstanding shares of common stock of its wholly-owned, broker-dealer subsidiary, New England Securities Corporation ("NES"). The net book value of NES at the time of the dividend was $35 million, which was recorded as a dividend of retained earnings of $35 million. As of the date of the dividend payment, the Company no longer consolidates the assets, liabilities and operations of NES.

4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                        -------------------
                                          2016      2015
                                        --------- ---------
                                           (In millions)
                     U.S............... $ 124,505 $ 119,806
                     MetLife Holdings..    89,911    98,346
                     Corporate & Other.       337     2,383
                                        --------- ---------
                      Total............ $ 214,753 $ 220,535
                                        ========= =========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

      -------------------------------------------------------------------
      Product Type:                Measurement Assumptions:
      -------------------------------------------------------------------
      Participating life           Aggregate of (i) net level premium
                                     reserves for death and endowment
                                     policy benefits (calculated based
                                     upon the non-forfeiture interest
                                     rate, ranging from 3% to 7%, and
                                     mortality rates guaranteed in
                                     calculating the cash surrender
                                     values described in such
                                     contracts); and (ii) the liability
                                     for terminal dividends.
      -------------------------------------------------------------------
      Nonparticipating life        Aggregate of the present value of
                                     expected future benefit payments
                                     and related expenses less the
                                     present value of expected future
                                     net premiums. Assumptions as to
                                     mortality and persistency are based
                                     upon the Company's experience when
                                     the basis of the liability is
                                     established. Interest rate
                                     assumptions for the aggregate
                                     future policy benefit liabilities
                                     range from 2% to 11%.
      -------------------------------------------------------------------
      Individual and group         Present value of expected future
      traditional fixed annuities    payments. Interest rate assumptions
      after annuitization            used in establishing such
                                     liabilities range from 2% to 11%.
      -------------------------------------------------------------------
      Non-medical health           The net level premium method and
      insurance                      assumptions as to future morbidity,
                                     withdrawals and interest, which
                                     provide a margin for adverse
                                     deviation. Interest rate
                                     assumptions used in establishing
                                     such liabilities range from 4% to
                                     7%.
      -------------------------------------------------------------------
      Disabled lives               Present value of benefits method and
                                     experience assumptions as to claim
                                     terminations, expenses and
                                     interest. Interest rate assumptions
                                     used in establishing such
                                     liabilities range from 2% to 8%.
      -------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Participating business represented 4% and 5% of the Company's life insurance in-force at December 31, 2016 and 2015, respectively. Participating policies represented 26%, 27% and 27% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.

  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from less than 1% to 13%, less expenses, mortality charges and withdrawals.

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in
Note 9. Guarantees accounted for as insurance liabilities include:

 ------------------------------------------------------------------------------
 Guarantee:                                   Measurement Assumptions:
 ------------------------------------------------------------------------------
 GMDBs  . A return of purchase payment      . Present value of expected death
           upon death even if the account      benefits in excess of the
           value is reduced to zero.           projected account balance
                                               recognizing the excess ratably
                                               over the accumulation period
                                               based on the present value of
                                               total expected assessments.

        . An enhanced death benefit may be  . Assumptions are consistent with
           available for an additional fee.    those used for amortizing DAC,
                                               and are thus subject to the
                                               same variability and risk.

                                            . Investment performance and
                                               volatility assumptions are
                                               consistent with the historical
                                               experience of the appropriate
                                               underlying equity index, such
                                               as the S&P 500 Index.

                                            . Benefit assumptions are based on
                                               the average benefits payable
                                               over a range of scenarios.
 ------------------------------------------------------------------------------
 GMIBs  . After a specified period of time  . Present value of expected income
           determined at the time of           benefits in excess of the
           issuance of the variable            projected account balance at
           annuity contract, a minimum         any future date of
           accumulation of purchase            annuitization and recognizing
           payments, even if the account       the excess ratably over the
           value is reduced to zero, that      accumulation period based on
           can be annuitized to receive a      present value of total expected
           monthly income stream that is       assessments.
           not less than a specified
           amount.

        . Certain contracts also provide    . Assumptions are consistent with
           for a guaranteed lump sum           those used for estimating GMDB
           return of purchase premium in       liabilities.
           lieu of the annuitization
           benefit.

                                            . Calculation incorporates an
                                               assumption for the percentage
                                               of the potential annuitizations
                                               that may be elected by the
                                               contractholder.
 ------------------------------------------------------------------------------
 GMWBs. . A return of purchase payment via  . Expected value of the life
           partial withdrawals, even if        contingent payments and
           the account value is reduced to     expected assessments using
           zero, provided that cumulative      assumptions consistent with
           withdrawals in a contract year      those used for estimating the
           do not exceed a certain limit.      GMDB liabilities.

        . Certain contracts include
           guaranteed withdrawals that are
           life contingent.
 ------------------------------------------------------------------------------

  The Company also issues other annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Certain other annuity contracts contain guaranteed annuitization benefits that may be above what would be provided by the current account value of the contract. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                  Universal and Variable
                               Annuity Contracts      Life Contracts
                              ------------------  ----------------------
                                                  Secondary    Paid-Up
                                GMDBs     GMIBs   Guarantees  Guarantees   Total
                              --------  --------  ----------  ---------- ---------
                                                  (In millions)
Direct:
Balance at January 1, 2014... $    148  $    390    $    417     $    74 $   1,029
Incurred guaranteed benefits.       51        68         124           8       251
Paid guaranteed benefits.....       (3)       --          --          --        (3)
                              --------  --------  ----------  ---------- ---------
Balance at December 31, 2014.      196       458         541          82     1,277
Incurred guaranteed benefits.       37        80          86           9       212
Paid guaranteed benefits.....       (1)       --          --          --        (1)
                              --------  --------  ----------  ---------- ---------
Balance at December 31, 2015.      232       538         627          91     1,488
Incurred guaranteed benefits.       55        63          92          11       221
Paid guaranteed benefits.....       (1)       --          --          --        (1)
Dispositions (1).............      (18)     (134)        (99)         --      (251)
                              --------  --------  ----------  ---------- ---------
Balance at December 31, 2016. $    268  $    467    $    620     $   102 $   1,457
                              ========  ========  ==========  ========== =========
Ceded:
Balance at January 1, 2014... $    120  $    124    $    314     $    51 $     609
Incurred guaranteed benefits.      (80)     (100)         (9)          6      (183)
Paid guaranteed benefits.....       (3)       --          --          --        (3)
                              --------  --------  ----------  ---------- ---------
Balance at December 31, 2014.       37        24         305          57       423
Incurred guaranteed benefits.       14         2          49           6        71
Paid guaranteed benefits.....       (1)       --          --          --        (1)
                              --------  --------  ----------  ---------- ---------
Balance at December 31, 2015.       50        26         354          63       493
Incurred guaranteed benefits.       13        (8)         (8)          8         5
Paid guaranteed benefits.....       (1)       --          --          --        (1)
Dispositions (1).............      (18)      (39)        (97)         --      (154)
                              --------  --------  ----------  ---------- ---------
Balance at December 31, 2016. $     44  $    (21)   $    249     $    71 $     343
                              ========  ========  ==========  ========== =========
Net:
Balance at January 1, 2014... $     28  $    266    $    103     $    23 $     420
Incurred guaranteed benefits.      131       168         133           2       434
Paid guaranteed benefits.....       --        --          --          --        --
                              --------  --------  ----------  ---------- ---------
Balance at December 31, 2014.      159       434         236          25       854
Incurred guaranteed benefits.       23        78          37           3       141
Paid guaranteed benefits.....       --        --          --          --        --
                              --------  --------  ----------  ---------- ---------
Balance at December 31, 2015.      182       512         273          28       995
Incurred guaranteed benefits.       42        71         100           3       216
Paid guaranteed benefits.....       --        --          --          --        --
Dispositions (1).............       --      (95)         (2)          --      (97)
                              --------  --------  ----------  ---------- ---------
Balance at December 31, 2016. $    224  $    488    $    371     $    31 $   1,114
                              ========  ========  ==========  ========== =========

--------
(1) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

                                                                         December 31,
                                            ------------------------------------------------------------------
                                                           2016                                2015
                                            -------------------------------     ------------------------------
                                                 In the             At               In the             At
                                              Event of Death    Annuitization     Event of Death   Annuitization
                                            ----------------  ---------------   ----------------  -------------
                                                                    (Dollars in millions)
Annuity Contracts (1):
Variable Annuity Guarantees:
  Total account value (2)..................   $    54,629       $    24,310       $    59,858      $    27,648
  Separate account value...................   $    43,359       $    23,330       $    48,216      $    26,530
  Net amount at risk.......................   $     1,386 (3)   $       328 (4)   $     1,698 (3)  $       379 (4)
Average attained age of contractholders....      65 years          64 years          65 years         63 years
Other Annuity Guarantees:
  Total account value (2)..................           N/A       $       141               N/A      $       406
  Net amount at risk.......................           N/A       $        92 (5)           N/A      $       144 (5)
Average attained age of contractholders....           N/A          52 years               N/A         56 years

                                                                         December 31,
                                            ------------------------------------------------------------------
                                                           2016                                2015
                                            -------------------------------     ------------------------------
                                               Secondary          Paid-Up          Secondary          Paid-Up
                                                Guarantees       Guarantees         Guarantees      Guarantees
                                            ----------------  ---------------   ----------------  -------------
                                                                    (Dollars in millions)
Universal and Variable Life Contracts (1):
  Total account value (2)..................   $     4,306       $     1,014       $     8,166      $     1,052
  Net amount at risk (6)...................   $    49,161       $     7,164       $    75,994      $     7,658
Average attained age of policyholders......      53 years          62 years          55 years         61 years

--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes the contractholder's investments in the general account and separate account, if applicable.

(3) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(4) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(5) Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2016      2015
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Equity.......... $  19,929 $  23,701
                      Balanced........    18,833    21,082
                      Bond............     3,882     4,454
                      Money Market....        64       132
                                       --------- ---------
                       Total.......... $  42,708 $  49,369
                                       ========= =========

Obligations Assumed Under Structured Settlement Assignments

  The Company assumes structured settlement claim obligations as an assignment company. These liabilities are measured at the present value of the periodic claims to be provided and reported as other policy-related balances. The Company receives a fee for assuming these claim obligations and, as the assignee of the claim, is legally obligated to ensure periodic payments are made to the claimant. The Company purchases annuities from affiliates to fund these periodic payment claim obligations and designates payments to be made directly to the claimant by the affiliated annuity writer. These annuities funding structured settlement claims are recorded as an investment. See Note 1.

  See Note 8 for additional information on obligations assumed under structured settlement assignments.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain unconsolidated special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2016, 2015 and 2014, the Company issued $39.7 billion, $35.1 billion and $36.7 billion, respectively, and repaid $38.5 billion, $35.5 billion and $31.7 billion, respectively, of such funding agreements. At December 31, 2016 and 2015, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $30.8 billion and $29.5 billion, respectively.

  Metropolitan Life Insurance Company and GALIC, a former subsidiary, are members of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                    ---------------------------
                                         2016          2015
                                    -----------     -----------
                                           (In millions)
                FHLB of New York... $       748     $       666
                FHLB of Des Moines. $        -- (1) $        40

---------

(1) See Note 3 for information on the disposition of GALIC.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                                Liability                    Collateral
                        ------------------------- -----------------------------
                                               December 31,
                        -------------------------------------------------------
                            2016         2015           2016             2015
                        ------------ ------------ ------------     ------------
                                               (In millions)
FHLB of New York (1)... $     14,445 $     12,570 $     16,828 (2) $     14,085 (2)
Farmer Mac (3)......... $      2,550 $      2,550 $      2,645     $      2,643
FHLB of Des Moines (1). $         -- $        750 $         -- (2) $        851 (2)

------------
(1) Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3) Represents funding agreements issued to a subsidiary of Farmer Mac, as well as certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses

  The following is information about incurred and paid claims development by segment as of December 31, 2016. Such amounts are presented net of reinsurance, and are not discounted. The tables present claims development and cumulative claim payments by incurral year. The development tables are only presented for significant short-duration product liabilities within each segment. Where practical, up to 10 years of history has been provided. The information about incurred and paid claims development prior to 2016 is presented as supplementary information, as described in Note 1.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  U.S.

   Group Life - Term

                     Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance     At December 31, 2016
                     -------------------------------------------------------------------------  ----------------------------
                                 For the Years Ended December 31,                                  Total IBNR
                     -------------------------------------------------------------------------  Liabilities Plus Cumulative
                                     (Unaudited)                                                    Expected     Number of
                     -----------------------------------------------------------                 Development on   Reported
   Incurral Year       2011        2012        2013        2014        2015         2016        Reported Claims    Claims
-------------------  --------    --------    --------    --------    --------    ----------     ---------------- -----------
                                                     (Dollars in millions)
 2011............... $  6,318    $  6,290    $  6,293    $  6,269    $  6,287     $   6,295               $    3     207,139
 2012...............                6,503       6,579       6,569       6,546         6,568                    3     208,441
 2013...............                            6,637       6,713       6,719         6,720                    8     210,597
 2014...............                                        6,986       6,919         6,913                   13     210,347
 2015...............                                                    7,040         7,015                   27     210,838
 2016...............                                                                  7,125                  825     184,085
                                                                                 ----------
 Total.........................................................................      40,636
Cumulative paid claims and paid allocated claim adjustment
 expenses, net of reinsurance...................................................    (38,879)
All outstanding liabilities for incurral years prior to 2011,
 net of reinsurance.............................................................         12
                                                                                 ----------
 Total unpaid claims and claim adjustment expenses, net of
  reinsurance..................................................................   $   1,769
                                                                                 ==========

            Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
            ---------------------------------------------------------------------------------------
                             For the Years Ended December 31,
            ---------------------------------------------------------------------------------------
                                 (Unaudited)
            -----------------------------------------------------------------------
 Incurral
   Year        2011           2012           2013          2014          2015           2016
 ---------  ----------     ----------     ----------    ----------    ----------    ------------
                                       (In millions)
  2011..... $    4,982     $    6,194     $    6,239    $    6,256    $    6,281     $     6,290
  2012.....                     5,132          6,472         6,518         6,532           6,558
  2013.....                                    5,216         6,614         6,664           6,678
  2014.....                                                  5,428         6,809           6,858
  2015.....                                                                5,524           6,913
  2016.....                                                                                5,582
                                                                                    ------------
  Total cumulative paid claims and paid allocated claim
   adjustment expenses, net of reinsurance........................................   $    38,879
                                                                                    ============

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration as of December 31, 2016:

                          Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                          -------------------------------------------------------------------------------
 Years...................            1             2            3            4            5             6
 Group Life -- Term......         78.4%         20.0%         0.7%         0.2%         0.4%         0.2%

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


   Group Long-Term Disability

                     Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance     At December 31, 2016
                     -------------------------------------------------------------------------  ----------------------------
                                   For the Years Ended December 31,                                Total IBNR
                     -------------------------------------------------------------------------  Liabilities Plus Cumulative
                                        (Unaudited)                                                 Expected     Number of
                     ------------------------------------------------------------                Development on   Reported
   Incurral Year       2011         2012        2013        2014        2015         2016       Reported Claims    Claims
-------------------  ---------    ---------   ---------    ---------  ---------   ----------    ---------------- -----------
                                                       (Dollars in millions)
 2011............... $     955    $     916   $     894   $     914   $     924    $     923              $   --      21,187
 2012...............                    966         979         980       1,014        1,034                  --      19,502
 2013...............                              1,008       1,027       1,032        1,049                  --      20,547
 2014...............                                          1,076       1,077        1,079                   6      22,233
 2015...............                                                      1,082        1,105                  29      18,172
 2016...............                                                                   1,131                 534       8,960
                                                                                  ----------
 Total..........................................................................       6,321
Cumulative paid claims and paid allocated claim adjustment expenses,
 net of reinsurance..............................................................     (2,277)
All outstanding liabilities for incurral years prior to 2011, net of
 reinsurance.....................................................................      2,933
                                                                                  ----------
 Total unpaid claims and claim adjustment expenses, net of reinsurance..........   $   6,977
                                                                                  ==========

                     Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
                     ---------------------------------------------------------------------------------------
                                           For the Years Ended December 31,
                     ---------------------------------------------------------------------------------------
                                               (Unaudited)
                     ------------------------------------------------------------------------
   Incurral Year        2011           2012           2013           2014           2015          2016
-------------------  -----------   ------------   ------------   ------------   ------------  -------------
                                                     (In millions)
 2011............... $        44   $        217   $        337   $        411   $        478   $        537
 2012...............                         43            229            365            453            524
 2013...............                                        43            234            382            475
 2014...............                                                       51            266            428
 2015...............                                                                      50            264
 2016...............                                                                                     49
                                                                                              -------------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of
  reinsurance...............................................................................   $      2,277
                                                                                              =============

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration as of December 31, 2016:

                          Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                          -------------------------------------------------------------------------------
Years....................           1             2             3            4            5             6
Group Long-Term
 Disability..............         4.4%         18.9%         13.8%         8.4%         7.1%         6.3%

  Significant Methodologies and Assumptions

     Group Life - Term and Group Long-Term Disability incurred but not paid ("IBNP") liabilities are developed using a combination of loss ratio and development methods. Claims in the course of settlement are then subtracted from the IBNP liabilities resulting in the IBNR liabilities. The loss ratio method is used in the period in which the claims are neither sufficient nor credible. In developing the loss ratios, any material rate increases that could change the underlying premium without affecting the estimated incurred losses are taken into account. For periods where sufficient and credible claim data exists, the development method is used based on the claim triangles which categorize claims according to both the period in which they were incurred and the period in which they were paid, adjudicated or reported. The end result is a triangle of known data that is used to develop known completion ratios and factors. Claims paid are then subtracted from the estimated ultimate incurred claims to calculate the IBNP liability.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


        An expense liability is held for the future expenses associated with the payment of incurred but not yet paid claims (IBNR and pending). This is expressed as a percentage of the underlying claims liability and is based on past experience and the anticipated future expense structure.

        For Group Life - Term and Group Long-Term Disability, first year incurred claims and allocated loss adjustment expenses increased in 2016 compared to the 2015 incurral year due to the growth in the size of the business.

        There were no significant changes in methodologies during 2016. The assumptions used in calculating the unpaid claims and claim adjustment expenses for Group Life - Term and Group Long-Term Disability are updated annually to reflect emerging trends in claim experience.

        No additional premiums or return premiums have been accrued as a result of the prior year development.

        Liabilities for Group Life - Term unpaid claims and claim adjustment expenses are not discounted.

        The liabilities for Group Long-Term Disability unpaid claims and claim adjustment expenses were $5.8 billion and $5.5 billion at December 31, 2016 and 2015, respectively. These amounts were discounted using interest rates ranging from 3% to 8%, based on the incurral year. The total discount applied to these liabilities was $1.3 billion at both
     December 31, 2016 and 2015. The amount of interest accretion recognized was $565 million, $517 million and $481 million for the years ended December 31, 2016, 2015 and 2014, respectively. These amounts were reflected in policyholder benefits and claims.

        For Group Life - Term, claims were based upon individual death claims. For Group Long-Term Disability, claim frequency was determined by the number of reported claims as identified by a unique claim number assigned to individual claimants. Claim counts initially include claims that do not ultimately result in a liability. These claims are omitted from the claim counts once it is determined that there is no liability.

        The Group Long-Term Disability IBNR, included in the development tables above, was developed using discounted cash flows, and is presented on a discounted basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Reconciliation of the Disclosure of Incurred and Paid Claims Development to the Liability for Unpaid Claims and Claim Adjustment Expenses

    The reconciliation of the net incurred and paid claims development tables to the liability for unpaid claims and claims adjustment expenses on the consolidated balance sheet was as follows at:

                                                                                                       December 31, 2016
                                                                                                --------------------------------
                                                                                                         (In millions)
Short-Duration:
Unpaid claims and allocated claims adjustment expenses, net of reinsurance:
U.S.:
Group Life - Term.............................................................................. $         1,769
Group Long-Term Disability.....................................................................           6,977
                                                                                                ---------------
  Total........................................................................................                            8,746
                                                                                                                ----------------
Other insurance lines - all segments combined..................................................                              548
                                                                                                                ----------------
  Total unpaid claims and allocated claims adjustment expenses, net of reinsurance.............                            9,294
                                                                                                                ----------------

Reinsurance recoverables on unpaid claims:
U.S.:
Group Life - Term..............................................................................              21
Group Long-Term Disability.....................................................................              74
                                                                                                --------------- ----------------
  Total........................................................................................                               95
                                                                                                                ----------------
Other insurance lines - all segments combined..................................................                                5
                                                                                                                ----------------
  Total reinsurance recoverable on unpaid claims...............................................                              100
                                                                                                                ----------------
  Total unpaid claims and allocated claims adjustment expense..................................                            9,394
Discounting....................................................................................                          (1,277)
                                                                                                                ----------------
  Liability for unpaid claims and claim adjustment liabilities - short-duration................                            8,117
Liability for unpaid claims and claim adjustment liabilities - all long-duration lines.........                            3,504
                                                                                                                ----------------
   Total liability for unpaid claims and claim adjustment expense (included in future policy
    benefits and other policy-related balances)................................................                 $         11,621
                                                                                                                ================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Rollforward of Claims and Claim Adjustment Expenses

    Information regarding the liabilities for unpaid claims and claim adjustment expenses was as follows:

                                                        Years Ended December 31,
                                            ------------------------------------------------
                                                  2016          2015 (1)        2014 (1)
                                            ---------------- --------------- ---------------
                                                             (In millions)
Balance at December 31 of prior period..... $          7,527 $         7,310 $         7,022
  Less: Reinsurance recoverables...........              273             286             290
                                            ---------------- --------------- ---------------
Net balance at December 31 of prior period.            7,254           7,024           6,732
Cumulative adjustment (2)..................            3,397              --              --
                                            ---------------- --------------- ---------------
Net balance at January 1,..................           10,651           7,024           6,732
Incurred related to:
  Current year.............................           16,321           5,316           5,099
  Prior years (3)..........................              325              13              --
                                            ---------------- --------------- ---------------
    Total incurred.........................           16,646           5,329           5,099
Paid related to:
  Current year.............................         (10,461)         (3,415)         (3,228)
  Prior years..............................          (5,638)         (1,684)         (1,579)
                                            ---------------- --------------- ---------------
    Total paid.............................         (16,099)         (5,099)         (4,807)
Dispositions (4)...........................            (116)              --              --
                                            ---------------- --------------- ---------------
Net balance at December 31,................           11,082           7,254           7,024
  Add: Reinsurance recoverables............              539             273             286
                                            ---------------- --------------- ---------------
Balance at December 31,.................... $         11,621 $         7,527 $         7,310
                                            ================ =============== ===============

---------

(1) Limited to group accident and non-medical health policies and contracts.

(2) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new short-duration contracts guidance which clarified the requirement to include claim information for long-duration contracts. The accumulated adjustment primarily reflects unpaid claim liabilities, net of reinsurance, for long-duration contracts as of the beginning of the period presented. Prior periods have not been restated. See Note 1.

(3) During 2016, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years increased due to the implementation of new guidance related to short-duration contracts.

(4) See Note 3.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $73.6 billion and $79.7 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $60.2 billion and $56.2 billion at December 31, 2016 and 2015, respectively. The latter category consisted primarily of guaranteed interest contracts. The average interest rate credited on these contracts was 2.39% and 2.40% at December 31, 2016 and 2015, respectively.

  For the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles


  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, policyholder behavior and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                              Years Ended December 31,
                                                                 -------------------------------------------------
                                                                       2016             2015             2014
                                                                 ---------------  ---------------  ---------------
                                                                                   (In millions)
DAC:
Balance at January 1,...........................................  $        5,977   $        5,905   $        6,338
Capitalizations.................................................             332              482              424
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).             353             (111)            (104)
Other expenses..................................................            (791)            (624)            (583)
                                                                 ---------------  ---------------  ---------------
  Total amortization............................................            (438)            (735)            (687)
                                                                 ---------------  ---------------  ---------------
Unrealized investment gains (losses)............................             (12)             325             (170)
Dispositions (1)................................................          (1,145)              --               --
                                                                 ---------------  ---------------  ---------------
Balance at December 31,.........................................           4,714            5,977            5,905
                                                                 ---------------  ---------------  ---------------
VOBA:
Balance at January 1,...........................................              66               70               78
Amortization related to:
Other expenses..................................................              (3)              (7)              (8)
                                                                 ---------------  ---------------  ---------------
  Total amortization............................................              (3)              (7)              (8)
                                                                 ---------------  ---------------  ---------------
Unrealized investment gains (losses)............................              13                3               --
Dispositions (1)................................................             (47)              --               --
                                                                 ---------------  ---------------  ---------------
Balance at December 31,.........................................              29               66               70
                                                                 ---------------  ---------------  ---------------
Total DAC and VOBA:
Balance at December 31,.........................................  $        4,743   $        6,043   $        5,975
                                                                 ===============  ===============  ===============

-----------

(1) See Note 3.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   -----------------------------
                                        2016           2015
                                   -------------- --------------
                                           (In millions)
                U.S...............  $         421  $         418
                MetLife Holdings..          4,317          5,000
                Corporate & Other.              5            625
                                   -------------- --------------
                  Total...........  $       4,743  $       6,043
                                   ============== ==============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding other intangibles was as follows:

                                              Years Ended December 31,
                                      ----------------------------------------
                                          2016          2015          2014
                                      ------------  ------------  ------------
                                                    (In millions)
DSI:
Balance at January 1,................  $       130   $       122   $       175
Capitalization.......................            4             8            10
Amortization.........................          (16)          (21)          (28)
Unrealized investment gains (losses).            1            21           (35)
Dispositions (1).....................  $       (14)  $        --   $        --
                                      ------------  ------------  ------------
Balance at December 31,..............  $       105   $       130   $       122
                                      ============  ============  ============
VODA and VOCRA:
Balance at January 1,................  $       265   $       295   $       325
Amortization.........................          (30)          (30)          (30)
                                      ------------  ------------  ------------
Balance at December 31,..............  $       235   $       265   $       295
                                      ============  ============  ============
Accumulated amortization.............  $       222   $       192   $       162
                                      ============  ============  ============

---------

   (1)See Note 3.

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                             VOBA      VODA and VOCRA
                                        -------------- ---------------
                                                (In millions)
         2017..........................  $           2  $           28
         2018..........................  $           2  $           26
         2019..........................  $           2  $           24
         2020..........................  $           2  $           22
         2021..........................  $           2  $           19

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

U.S.

  For certain policies within the Group Benefits business, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements. The majority of the Company's reinsurance activity within this business relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)

  The Company's Retirement and Income Solutions business has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this business has not been significant and there were no significant transactions during the periods presented.

MetLife Holdings

  For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  For annuities, the Company reinsures 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued since 2004 to an affiliate and portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2004 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of certain variable annuity risks issued by an affiliate.

Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts, and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2016 and 2015, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.9 billion and $2.4 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

  At December 31, 2016, the Company had $3.0 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $2.1 billion, or 70%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.4 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.2 billion, or 78%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.6 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer, 59% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                          Years Ended December 31,
                                                               ----------------------------------------------
                                                                    2016            2015            2014
                                                               --------------  --------------  --------------
                                                                                (In millions)
Premiums
Direct premiums...............................................  $      21,931   $      21,497   $      20,963
Reinsurance assumed...........................................          1,687           1,679           1,673
Reinsurance ceded.............................................         (1,225)         (1,242)         (1,252)
                                                               --------------  --------------  --------------
  Net premiums................................................  $      22,393   $      21,934   $      21,384
                                                               ==============  ==============  ==============
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.  $       3,006   $       3,050   $       3,029
Reinsurance assumed...........................................             60              58              48
Reinsurance ceded.............................................           (524)           (524)           (611)
                                                               --------------  --------------  --------------
  Net universal life and investment-type product policy fees..  $       2,542   $       2,584   $       2,466
                                                               ==============  ==============  ==============
Other revenues
Direct other revenues.........................................  $         851   $         875   $       1,040
Reinsurance assumed...........................................             (2)              5               2
Reinsurance ceded.............................................            629             656             766
                                                               --------------  --------------  --------------
  Net other revenues..........................................  $       1,478   $       1,536   $       1,808
                                                               ==============  ==============  ==============
Policyholder benefits and claims
Direct policyholder benefits and claims.......................  $      25,226   $      24,541   $      23,978
Reinsurance assumed...........................................          1,496           1,454           1,416
Reinsurance ceded.............................................         (1,431)         (1,468)         (1,539)
                                                               --------------  --------------  --------------
  Net policyholder benefits and claims........................  $      25,291   $      24,527   $      23,855
                                                               ==============  ==============  ==============
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances.....  $       2,279   $       2,240   $       2,227
Reinsurance assumed...........................................             35              33              35
Reinsurance ceded.............................................            (81)            (90)            (88)
                                                               --------------  --------------  --------------
  Net interest credited to policyholder account balances......  $       2,233   $       2,183   $       2,174
                                                               ==============  ==============  ==============
Other expenses
Direct other expenses.........................................  $       4,830   $       5,448   $       5,132
Reinsurance assumed...........................................            583             340             399
Reinsurance ceded.............................................            390             470             540
                                                               --------------  --------------  --------------
  Net other expenses..........................................  $       5,803   $       6,258   $       6,071
                                                               ==============  ==============  ==============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                       December 31,
                                   ------------------------------------------------------------------------------------
                                                     2016                                       2015
                                   ----------------------------------------- ------------------------------------------
                                                                     Total                                      Total
                                                                    Balance                                    Balance
                                    Direct    Assumed     Ceded      Sheet    Direct    Assumed      Ceded      Sheet
                                   --------- --------- ----------  --------- --------- ---------- ----------  ---------
                                                                           (In millions)
Assets
Premiums, reinsurance and other
 receivables......................  $  2,212  $    620  $  19,551   $ 22,383  $  1,957  $     667  $  21,098   $ 23,722
Deferred policy acquisition costs
 and value of business
 acquired.........................     4,977        55       (289)     4,743     5,973        458       (388)     6,043
                                   --------- --------- ----------  --------- --------- ---------- ----------  ---------
  Total assets....................  $  7,189  $    675  $  19,262   $ 27,126  $  7,930  $   1,125  $  20,710   $ 29,765
                                   ========= ========= ==========  ========= ========= ========== ==========  =========
Liabilities
Future policy benefits............  $113,920  $  1,640  $      (4)  $115,556  $116,389  $   2,530  $      (5)  $118,914
Policyholder account balances.....    91,889       577         --     92,466    94,080        340         --     94,420
Other policy-related balances.....     6,355       358         18      6,731     6,766        392         43      7,201
Other liabilities.................    10,735     2,229     16,533     29,497    10,384      6,843     15,528     32,755
                                   --------- --------- ----------  --------- --------- ---------- ----------  ---------
  Total liabilities...............  $222,899  $  4,804  $  16,547   $244,250  $227,619  $  10,105  $  15,566   $253,290
                                   ========= ========= ==========  ========= ========= ========== ==========  =========

  Effective December 1, 2016, the Company recaptured two reinsurance agreements which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 which were reinsured by an unaffiliated company. This recapture resulted in an increase in DAC and VOBA of $95 million, a decrease in premiums, reinsurance and other receivables of $697 million, and a decrease in other liabilities of $713 million. The Company recognized a gain of $72 million, net of income tax, as a result of this transaction.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $14.5 billion and $13.6 billion at December 31, 2016 and 2015, respectively. The deposit liabilities on reinsurance were $2.2 billion and $6.5 billion at December 31, 2016 and 2015, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including Brighthouse Insurance, Brighthouse NY, MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont, Metropolitan Tower Life Insurance Company, NELICO and GALIC, all of which are related parties.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                    Years Ended December 31,
                                                              -------------------------------------
                                                                  2016         2015        2014
                                                              ------------- ----------- -----------
                                                                          (In millions)
Premiums
Reinsurance assumed..........................................  $        727  $      701  $      681
Reinsurance ceded............................................          (45)        (40)        (36)
                                                              ------------- ----------- -----------
  Net premiums...............................................  $        682  $      661  $      645
                                                              ============= =========== ===========
Universal life and investment-type product policy fees
Reinsurance assumed..........................................  $         60  $       58  $       48
Reinsurance ceded............................................         (138)       (141)       (240)
                                                              ------------- ----------- -----------
  Net universal life and investment-type product policy fees.  $       (78)  $     (83)  $    (192)
                                                              ============= =========== ===========
Other revenues
Reinsurance assumed..........................................  $        (1)  $        5  $        2
Reinsurance ceded............................................           575         607         713
                                                              ------------- ----------- -----------
  Net other revenues.........................................  $        574  $      612  $      715
                                                              ============= =========== ===========
Policyholder benefits and claims
Reinsurance assumed..........................................  $        697  $      652  $      623
Reinsurance ceded............................................         (110)       (106)       (197)
                                                              ------------- ----------- -----------
  Net policyholder benefits and claims.......................  $        587  $      546  $      426
                                                              ============= =========== ===========
Interest credited to policyholder account balances
Reinsurance assumed..........................................  $         34  $       32  $       33
Reinsurance ceded............................................          (81)        (90)        (88)
                                                              ------------- ----------- -----------
  Net interest credited to policyholder account balances.....  $       (47)  $     (58)  $     (55)
                                                              ============= =========== ===========
Other expenses
Reinsurance assumed..........................................  $        490  $      245  $      298
Reinsurance ceded............................................           570         578         680
                                                              ------------- ----------- -----------
  Net other expenses.........................................  $      1,060  $      823  $      978
                                                              ============= =========== ===========

  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                                    December 31,
                                                                  -------------------------------------------------
                                                                            2016                     2015
                                                                  ------------------------ ------------------------
                                                                    Assumed      Ceded       Assumed      Ceded
                                                                  ----------- ------------ ----------- ------------
                                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables......................  $      229  $    13,334  $      280  $    15,466
Deferred policy acquisition costs and value of business acquired.          38        (198)         439        (193)
                                                                  ----------- ------------ ----------- ------------
  Total assets...................................................  $      267  $    13,136  $      719  $    15,273
                                                                  =========== ============ =========== ============
Liabilities
Future policy benefits...........................................  $      663  $       (4)  $    1,436  $       (5)
Policyholder account balances....................................         563           --         326           --
Other policy-related balances....................................         212           18         187           43
Other liabilities................................................       1,853       13,065       6,463       13,000
                                                                  ----------- ------------ ----------- ------------
  Total liabilities..............................................  $    3,291  $    13,079  $    8,412  $    13,038
                                                                  =========== ============ =========== ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The Company ceded two blocks of business to an affiliate on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $10 million and $8 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($2) million, $12 million and ($39) million for the years ended December 31, 2016, 2015 and 2014, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $460 million and $712 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were $33 million, $47 million and $497 million for the years ended December 31, 2016, 2015 and 2014, respectively.

  Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement was included within other liabilities and increased the funds withheld balance by $767 million and $694 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivative were ($73) million, $404 million and ($389) million for the years ended December 31, 2016, 2015 and 2014, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with these agreements are included within policyholder account balances and were $390 million and $126 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($32) million, ($55) million and ($42) million for the years ended December 31, 2016, 2015 and 2014, respectively.

  In April 2016, Brighthouse Insurance recaptured risks related to certain single premium deferred annuity contracts from the Company. As a result of this recapture, the significant effects to the Company were a decrease in investments and cash and cash equivalents of $4.3 billion and a decrease in DAC of $87 million, offset by a decrease in other liabilities of $4.0 billion. The Company recognized a loss of $95 million, net of income tax, as a result of this recapture.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $293 million and $2.2 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.7 billion at both December 31, 2016 and 2015. The deposit liabilities on affiliated reinsurance were $2.2 billion and $6.5 billion at December 31, 2016 and 2015, respectively.

7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan of Reorganization"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

  Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                                                            December 31,
                                                                                     ---------------------------
                                                                                         2016           2015
                                                                                     -------------  -------------
                                                                                            (In millions)
Closed Block Liabilities
Future policy benefits..............................................................  $     40,834   $     41,278
Other policy-related balances.......................................................           257            249
Policyholder dividends payable......................................................           443            468
Policyholder dividend obligation....................................................         1,931          1,783
Current income tax payable..........................................................             4             --
Other liabilities...................................................................           196            380
                                                                                     -------------  -------------
  Total closed block liabilities....................................................        43,665         44,158
                                                                                     -------------  -------------
Assets Designated to the Closed Block
Investments:
Fixed maturity securities available-for-sale, at estimated fair value...............        27,220         27,556
Equity securities available-for-sale, at estimated fair value.......................           100            111
Mortgage loans......................................................................         5,935          6,022
Policy loans........................................................................         4,553          4,642
Real estate and real estate joint ventures..........................................           655            462
Other invested assets...............................................................         1,246          1,066
                                                                                     -------------  -------------
  Total investments.................................................................        39,709         39,859
Cash and cash equivalents...........................................................            18            236
Accrued investment income...........................................................           467            474
Premiums, reinsurance and other receivables.........................................            68             56
Current income tax recoverable......................................................            --             11
Deferred income tax assets..........................................................           177            234
                                                                                     -------------  -------------
  Total assets designated to the closed block.......................................        40,439         40,870
                                                                                     -------------  -------------
  Excess of closed block liabilities over assets designated to the closed block.....         3,226          3,288
                                                                                     -------------  -------------
Amounts included in AOCI:
Unrealized investment gains (losses), net of income tax.............................         1,517          1,382
Unrealized gains (losses) on derivatives, net of income tax.........................            95             76
Allocated to policyholder dividend obligation, net of income tax....................       (1,255)        (1,159)
                                                                                     -------------  -------------
  Total amounts included in AOCI....................................................           357            299
                                                                                     -------------  -------------
  Maximum future earnings to be recognized from closed block assets and liabilities.  $      3,583   $      3,587
                                                                                     =============  =============

  Information regarding the closed block policyholder dividend obligation was as follows:

                                                                       Years Ended December 31,
                                                               -----------------------------------------
                                                                   2016          2015          2014
                                                               ------------- ------------- -------------
                                                                             (In millions)
Balance at January 1,.........................................  $      1,783  $      3,155  $      1,771
Change in unrealized investment and derivative gains (losses).           148       (1,372)         1,384
                                                               ------------- ------------- -------------
Balance at December 31,.......................................  $      1,931  $      1,783  $      3,155
                                                               ============= ============= =============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


   Information regarding the closed block revenues and expenses was as follows:

                                                                               Years Ended December 31,
                                                                      -------------------------------------------
                                                                           2016           2015          2014
                                                                      -------------  -------------  -------------
                                                                                     (In millions)
Revenues
Premiums.............................................................  $      1,804   $      1,850   $      1,918
Net investment income................................................         1,902          1,982          2,093
Net investment gains (losses)........................................           (10)           (23)             7
Net derivative gains (losses)........................................            25             27             20
                                                                      -------------  -------------  -------------
  Total revenues.....................................................         3,721          3,836          4,038
                                                                      -------------  -------------  -------------
Expenses
Policyholder benefits and claims.....................................         2,563          2,564          2,598
Policyholder dividends...............................................           953          1,015            988
Other expenses.......................................................           133            143            155
                                                                      -------------  -------------  -------------
  Total expenses.....................................................         3,649          3,722          3,741
                                                                      -------------  -------------  -------------
  Revenues, net of expenses before provision for income tax expense
   (benefit).........................................................            72            114            297
Provision for income tax expense (benefit)...........................            24             41            104
                                                                      -------------  -------------  -------------
  Revenues, net of expenses and provision for income tax expense
   (benefit).........................................................  $         48   $         73   $        193
                                                                      =============  =============  =============

   Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan of Reorganization. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

8. Investments

   See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and FVO and trading securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

  Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS") (collectively, "Structured Securities").

                                            December 31, 2016                                 December 31, 2015
                            -------------------------------------------------- ------------------------------------------------
                                             Gross Unrealized                                  Gross Unrealized
                             Cost or   ---------------------------  Estimated   Cost or   -------------------------- Estimated
                            Amortized            Temporary   OTTI     Fair     Amortized            Temporary  OTTI    Fair
                              Cost       Gains    Losses    Losses    Value      Cost       Gains    Losses   Losses   Value
                            ---------- --------- --------- -------  ---------- ---------- --------- --------- ------ ----------
                                                                       (In millions)
Fixed maturity securities:
U.S. corporate.............  $  52,665  $  4,079  $   586   $   --   $  56,158  $  59,305  $  3,763  $ 1,511   $  --  $  61,557
U.S. government and agency.     32,834     3,238      457       --      35,615     36,183     3,638      128      --     39,693
Foreign corporate..........     24,596       957    1,196       --      24,357     27,218     1,005    1,427       1     26,795
RMBS (1)...................     22,786       911      290      (10)     23,417     23,195     1,008      252      36     23,915
ABS........................      7,567        32       95       --       7,504      6,665        40      138      --      6,567
State and political
 subdivision...............      6,252       928       44       --       7,136      6,070       935       29       2      6,974
CMBS.......................      4,876       118       59       --       4,935      6,547       114       82      --      6,579
Foreign government.........      3,565       507       74       --       3,998      3,178       536      108      --      3,606
                            ---------- --------- --------  -------  ---------- ---------- --------- --------  ------ ----------
  Total fixed maturity
   securities..............  $ 155,141  $ 10,770  $ 2,801   $  (10)  $ 163,120  $ 168,361  $ 11,039  $ 3,675   $  39  $ 175,686
                            ========== ========= ========  =======  ========== ========== ========= ========  ====== ==========
Equity securities:
Common stock...............  $   1,220  $     91  $    12   $   --   $   1,299  $   1,298  $     46  $   101   $  --  $   1,243
Non-redeemable preferred
 stock.....................        565        14       39       --         540        687        59       40      --        706
                            ---------- --------- --------  -------  ---------- ---------- --------- --------  ------ ----------
  Total equity securities..  $   1,785  $    105  $    51   $   --   $   1,839  $   1,985  $    105  $   141   $  --  $   1,949
                            ========== ========= ========  =======  ========== ========== ========= ========  ====== ==========

---------

(1) The noncredit loss component of OTTI losses for RMBS was in an unrealized gain position of $10 million at December 31, 2016 due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million and $3 million with unrealized gains (losses) of less than $1 million and less than $1 million at December 31, 2016 and 2015, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                 Due After Five
                                   Due After One     Years                               Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                      Year or Less  Five Years       Years          Years     Securities Securities
                      ------------ ------------- -------------- ------------- ---------- -----------
                                                      (In millions)
Amortized cost.......   $  6,680     $  32,992     $  28,612      $  51,628   $  35,229  $  155,141
Estimated fair value.   $  6,664     $  34,150     $  29,298      $  57,152   $  35,856  $  163,120

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                                December 31, 2016                           December 31, 2015
                                   ------------------------------------------- -------------------------------------------
                                                          Equal to or Greater                         Equal to or Greater
                                    Less than 12 Months     than 12 Months      Less than 12 Months     than 12 Months
                                   --------------------- --------------------- --------------------- ---------------------
                                   Estimated    Gross    Estimated    Gross    Estimated    Gross    Estimated    Gross
                                     Fair     Unrealized   Fair     Unrealized   Fair     Unrealized   Fair     Unrealized
                                     Value      Losses     Value      Losses     Value      Losses     Value      Losses
                                   ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                                                                    (Dollars in millions)
Fixed maturity securities:
U.S. corporate....................  $   8,406  $    337   $   2,260  $    249   $  17,480  $  1,078   $   2,469  $    433
U.S. government and agency........      6,032       457          --        --      11,683       125         248         3
Foreign corporate.................      5,343       336       4,523       860       8,823       669       4,049       759
RMBS..............................      6,662       187       1,707        93       6,065       158       1,769       130
ABS...............................      1,482        12       1,714        83       3,211        54       1,817        84
State and political subdivision...        943        43          17         1         767        26          15         5
CMBS..............................        922        15         432        44       2,266        42         509        40
Foreign government................        581        26         309        48         961        91          87        17
                                   ---------- ---------  ---------- ---------  ---------- ---------  ---------- ---------
  Total fixed maturity securities.  $  30,371  $  1,413   $  10,962  $  1,378   $  51,256  $  2,243   $  10,963  $  1,471
                                   ========== =========  ========== =========  ========== =========  ========== =========
Equity securities:
Common stock......................  $      58  $     12   $      10  $     --   $     182  $     99   $      19  $      2
Non-redeemable preferred stock....        139         6         120        33          56         2         132        38
                                   ---------- ---------  ---------- ---------  ---------- ---------  ---------- ---------
  Total equity securities.........  $     197  $     18   $     130  $     33   $     238  $    101   $     151  $     40
                                   ========== =========  ========== =========  ========== =========  ========== =========
Total number of securities in an
 unrealized loss position.........      3,076                   940                 4,167                   807
                                   ==========            ==========            ==========            ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

     With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


     The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

     In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

     Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

     Gross unrealized losses on fixed maturity securities decreased
   $923 million during the year ended December 31, 2016 to $2.8 billion. The decrease in gross unrealized losses for the year ended December 31, 2016 was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

     At December 31, 2016, $178 million of the total $2.8 billion of gross unrealized losses were from 41 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

   Investment Grade Fixed Maturity Securities

     Of the $178 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $136 million, or 76%, were related to gross unrealized losses on 20 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

     Of the $178 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $42 million, or 24%, were related to gross unrealized losses on 21 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial and utility securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers.

   Equity Securities

     Gross unrealized losses on equity securities decreased $90 million during the year ended December 31, 2016 to $50 million. Of the $50 million, $29 million were from six securities with gross unrealized losses of 20% or more of cost for 12 months or greater. Of the $29 million, 64% were rated A or better, and all were from financial services industry investment grade non-redeemable preferred stock.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                 December 31,
                                -----------------------------------------------
                                         2016                    2015
                                ----------------------- -----------------------
                                  Carrying     % of       Carrying     % of
                                   Value       Total       Value       Total
                                ------------ ---------- ------------ ----------
                                             (Dollars in millions)
Mortgage loans
Commercial.....................  $    34,008      60.1%  $    33,440      62.3%
Agricultural...................       12,358       21.9       11,663       21.7
Residential....................        9,895       17.5        8,562       15.9
                                ------------ ---------- ------------ ----------
  Subtotal.....................       56,261       99.5       53,665       99.9
Valuation allowances...........        (267)      (0.5)        (257)      (0.5)
                                ------------ ---------- ------------ ----------
  Subtotal mortgage loans, net.       55,994       99.0       53,408       99.4
Residential -- FVO.............          566        1.0          314        0.6
                                ------------ ---------- ------------ ----------
  Total mortgage loans, net....  $    56,560     100.0%  $    53,722     100.0%
                                ============ ========== ============ ==========

    The Company originates and acquires unaffiliated mortgage loans and simultaneously sells a portion to affiliates under master participation agreements. The aggregate amount of unaffiliated mortgage loan participation interests sold by the Company to affiliates during the years ended
  December 31, 2016, 2015 and 2014 were $3.6 billion, $3.0 billion and
  $1.9 billion, respectively. In connection with the mortgage loan participations, the Company collected mortgage loan principal and interest payments from unaffiliated borrowers on behalf of affiliates and remitted such receipts to the affiliates in the amount of $2.1 billion, $1.8 billion and $1.3 billion during the years ended December 31, 2016, 2015 and 2014, respectively.

    Purchases of mortgage loans were $2.9 billion and $3.9 billion for the years ended December 31, 2016 and 2015, respectively, and were primarily comprised of residential mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on residential -- FVO is presented in Note 10. The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for       Impaired
                           Evaluated Individually for Credit Losses                Credit Losses                Loans
                   --------------------------------------------------------  -------------------------- ---------------------
                        Impaired Loans with a       Impaired Loans without a
                         Valuation Allowance          Valuation Allowance
                   -------------------------------- -----------------------
                    Unpaid                            Unpaid                                                        Average
                   Principal   Recorded  Valuation   Principal    Recorded      Recorded    Valuation    Carrying   Recorded
                    Balance   Investment Allowances   Balance    Investment    Investment   Allowances    Value    Investment
                   ---------- ---------- ---------- -----------  ----------- -------------- ----------- ---------- ----------
                                                                 (In millions)
December 31, 2016
Commercial........  $      --  $      --  $     --   $       12   $       12  $      33,996  $      167  $      12  $      30
Agricultural......         11          9         1           27           27         12,322          37         35         49
Residential.......         --         --        --          265          241          9,654          62        241        188
                   ---------- ---------- ---------  -----------  ----------- -------------- ----------- ---------- ----------
  Total...........  $      11  $       9  $      1   $      304   $      280  $      55,972  $      266  $     288  $     267
                   ========== ========== =========  ===========  =========== ============== =========== ========== ==========
December 31, 2015
Commercial........  $      --  $      --  $     --   $       57   $       57  $      33,383  $      165  $      57  $     120
Agricultural......         45         43         3           22           21         11,599          34         61         60
Residential.......         --         --        --          141          131          8,431          55        131         84
                   ---------- ---------- ---------  -----------  ----------- -------------- ----------- ---------- ----------
  Total...........  $      45  $      43  $      3   $      220   $      209  $      53,413  $      254  $     249  $     264
                   ========== ========== =========  ===========  =========== ============== =========== ========== ==========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $298 million, $76 million and $17 million, respectively, for the year ended December 31, 2014.

  Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial   Agricultural   Residential      Total
                                -------------- ------------- ------------- --------------
                                                      (In millions)
Balance at January 1, 2014.....  $         213  $         40  $         19  $         272
Provision (release)............            (8)           (4)            27             15
Charge-offs, net of recoveries.           (23)           (1)           (5)           (29)
                                -------------- ------------- ------------- --------------
Balance at December 31, 2014...            182            35            41            258
Provision (release)............              2             2            30             34
Charge-offs, net of recoveries.           (19)            --          (16)           (35)
                                -------------- ------------- ------------- --------------
Balance at December 31, 2015...            165            37            55            257
Provision (release)............              6             1            23             30
Charge-offs, net of recoveries.             --            --          (16)           (16)
Dispositions (1)...............  $         (4)  $         --  $         --  $         (4)
                                ============== ============= ============= ==============
Balance at December 31, 2016...  $         167  $         38  $         62  $         267
                                ============== ============= ============= ==============

--------
(1) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

     The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

     All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

     For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

     For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

     The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

     For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

  Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                          Debt Service Coverage Ratios                          Estimated
                       ----------------------------------              % of       Fair       % of
                         > 1.20x   1.00x - 1.20x < 1.00x     Total     Total      Value      Total
                       ----------- ------------- -------- ----------- -------- ----------- ---------
                                                   (Dollars in millions)
December 31, 2016
Loan-to-value ratios:
Less than 65%.........  $   29,352   $   1,036    $   564  $   30,952    91.0%  $   31,320     91.2%
65% to 75%............       2,522          --        198       2,720      8.0       2,694       7.9
76% to 80%............         116          --         --         116      0.3         115       0.3
Greater than 80%......         118          27         75         220      0.7         214       0.6
                       -----------  ----------   -------- ----------- -------- ----------- ---------
  Total...............  $   32,108   $   1,063    $   837  $   34,008   100.0%  $   34,343    100.0%
                       ===========  ==========   ======== =========== ======== =========== =========
December 31, 2015
Loan-to-value ratios:
Less than 65%.........  $   28,828   $     909    $   408  $   30,145    90.2%  $   30,996     90.5%
65% to 75%............       2,550         138         61       2,749      8.2       2,730       8.0
76% to 80%............          --          --         --          --       --          --        --
Greater than 80%......         208         115        223         546      1.6         519       1.5
                       -----------  ----------   -------- ----------- -------- ----------- ---------
  Total...............  $   31,586   $   1,162    $   692  $   33,440   100.0%  $   34,245    100.0%
                       ===========  ==========   ======== =========== ======== =========== =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                        -------------------------------------------------------
                                   2016                        2015
                        --------------------------- ---------------------------
                           Recorded       % of         Recorded
                          Investment      Total       Investment    % of Total
                        -------------- ------------ -------------- ------------
                                         (Dollars in millions)
 Loan-to-value ratios:
 Less than 65%.........  $      11,829        95.7%  $      10,975        94.1%
 65% to 75%............            424          3.4            609          5.2
 76% to 80%............             17          0.2             21          0.2
 Greater than 80%......             88          0.7             58          0.5
                        -------------- ------------ -------------- ------------
   Total...............  $      12,358       100.0%  $      11,663       100.0%
                        ============== ============ ============== ============

    The estimated fair value of agricultural mortgage loans was $12.5 billion and $11.9 billion at December 31, 2016 and 2015, respectively.

  Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                              December 31,
                           ---------------------------------------------------
                                     2016                      2015
                           ------------------------- -------------------------
                             Recorded       % of       Recorded       % of
                            Investment      Total     Investment      Total
                           ------------- ----------- ------------- -----------
                                          (Dollars in millions)
  Performance indicators:
  Performing..............  $      9,563       96.6%  $      8,261       96.5%
  Nonperforming...........           332         3.4           301         3.5
                           ------------- ----------- ------------- -----------
    Total.................  $      9,895      100.0%  $      8,562      100.0%
                           ============= =========== ============= ===========

    The estimated fair value of residential mortgage loans was $10.3 billion and $8.8 billion at December 31, 2016 and 2015, respectively.

  Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and nonaccrual mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                                                    Greater than 90 Days Past Due and Still
                            Past Due                          Accruing Interest                          Nonaccrual
              ------------------------------------- --------------------------------------- -------------------------------------
               December 31, 2016  December 31, 2015  December 31, 2016   December 31, 2015   December 31, 2016  December 31, 2015
              ------------------ ------------------ ------------------  ------------------  ------------------ ------------------
                                                                (In millions)
Commercial...         $       --         $       --         $       --           $      --          $       --         $       --
Agricultural.                127                103                104                  73                  23                 46
Residential..                332                301                 --                  --                 332                301
              ------------------ ------------------ ------------------  ------------------  ------------------ ------------------
  Total......         $      459         $      404         $      104           $      73          $      355         $      347
              ================== ================== ==================  ==================  ================== ==================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring.

    During the year ended December 31, 2016, the Company had 557 residential mortgage loans modified in a troubled debt restructuring with carrying value after specific valuation allowance of $136 million and $122 million pre-modification and post-modification, respectively. During the year ended December 31, 2015, the Company had 460 residential mortgage loans modified in a troubled debt restructuring with carrying value after specific valuation allowance of $108 million and $96 million pre-modification and post-modification, respectively. There were no commercial or agricultural mortgage loans modified in a troubled debt restructuring for both the years ended December 31, 2016 and 2015.

    During the years ended December 31, 2016 and 2015, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring with subsequent payment default.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9) tax credit and renewable energy partnerships, loans to affiliates, leveraged leases, annuities funding structured settlement claims and direct financing leases. See "-- Related Party Investment Transactions" for information regarding loans to affiliates and annuities funding structured settlement claims.

  Tax Credit Partnerships

    The carrying value of tax credit partnerships was $1.7 billion and $1.6 billion at December 31, 2016 and 2015, respectively. Losses from tax credit partnerships included within net investment income were $166 million, $163 million, and $152 million for the years ended December 31, 2016, 2015 and 2014, respectively.

  Leveraged and Direct Financing Leases

    Investment in leveraged and direct financing leases consisted of the following at:

                                                                 December 31,
                                                  -------------------------------------------
                                                          2016                  2015
                                                  --------------------- ---------------------
                                                               Direct                Direct
                                                   Leveraged  Financing  Leveraged  Financing
                                                    Leases     Leases     Leases     Leases
                                                  ----------- --------- ----------- ---------
                                                                 (In millions)
Rental receivables, net..........................  $    1,171  $    300  $    1,238  $    376
Estimated residual values........................         690        42         755        57
                                                  ----------- --------- ----------- ---------
  Subtotal.......................................       1,861       342       1,993       433
Unearned income..................................       (572)     (127)       (615)     (159)
                                                  ----------- --------- ----------- ---------
  Investment in leases, net of non-recourse debt.  $    1,289  $    215  $    1,378  $    274
                                                  =========== ========= =========== =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years but in certain circumstances can be over 25 years, while the payment periods for direct financing leases range from one to 20 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2016 and 2015, all leveraged lease receivables and direct financing rental receivables were performing.

    The deferred income tax liability related to leveraged leases was $1.3 billion at both December 31, 2016 and 2015.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $4.7 billion and $3.9 billion at December 31, 2016 and 2015, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                                Years Ended December 31,
                                                                                         --------------------------------------
                                                                                             2016         2015         2014
                                                                                         -----------  -----------  ------------
                                                                                                      (In millions)
Fixed maturity securities...............................................................  $    7,912   $    7,331   $    15,374
Fixed maturity securities with noncredit OTTI losses included in AOCI...................          10          (39)          (66)
                                                                                         -----------  -----------  ------------
  Total fixed maturity securities.......................................................       7,922        7,292        15,308
Equity securities.......................................................................          72           27           173
Derivatives.............................................................................       2,244        2,208         1,649
Other...................................................................................          16          137            87
                                                                                         -----------  -----------  ------------
  Subtotal..............................................................................      10,254        9,664        17,217
                                                                                         -----------  -----------  ------------
Amounts allocated from:
Future policy benefits..................................................................          (9)          (7)       (1,964)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI........................         (1)           --           (3)
DAC, VOBA and DSI.......................................................................        (569)        (572)         (918)
Policyholder dividend obligation........................................................      (1,931)      (1,783)       (3,155)
                                                                                         -----------  -----------  ------------
  Subtotal..............................................................................      (2,510)     (2,362)        (6,040)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
 AOCI...................................................................................         (3)           14            25
Deferred income tax benefit (expense)...................................................      (2,690)      (2,542)       (3,928)
                                                                                         -----------  -----------  ------------
  Net unrealized investment gains (losses)..............................................       5,051        4,774         7,274
Net unrealized investment gains (losses) attributable to noncontrolling interests.......          --           (1)           (1)
                                                                                         -----------  -----------  ------------
  Net unrealized investment gains (losses) attributable to Metropolitan Life Insurance
   Company..............................................................................  $    5,051   $    4,773   $     7,273
                                                                                         ===========  ===========  ============

    The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                             Years Ended December 31,
                                                         -------------------------------
                                                               2016             2015
                                                         --------------  ---------------
                                                                  (In millions)
Balance at January 1,...................................  $         (39)  $          (66)
Noncredit OTTI losses and subsequent changes recognized.             10                5
Securities sold with previous noncredit OTTI loss.......             39              105
Subsequent changes in estimated fair value..............             --              (83)
                                                         --------------  ---------------
Balance at December 31,.................................  $          10   $          (39)
                                                         ==============  ===============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                                           Years Ended December 31,
                                                                                   ---------------------------------------
                                                                                       2016         2015          2014
                                                                                   -----------  ------------  ------------
                                                                                                (In millions)
Balance at January 1,.............................................................  $    4,773   $     7,273   $     3,704
Fixed maturity securities on which noncredit OTTI losses have been
 recognized.......................................................................          49            27            83
Unrealized investment gains (losses) during the year..............................         541        (7,580)        8,313
Unrealized investment gains (losses) relating to:.................................
Future policy benefits............................................................          (2)        1,957        (1,354)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..................          (1)            3            (8)
DAC, VOBA and DSI.................................................................           3           346          (197)
Policyholder dividend obligation..................................................        (148)        1,372        (1,384)
Deferred income tax benefit (expense) related to noncredit OTTI losses
 recognized in AOCI...............................................................         (17)          (11)          (26)
Deferred income tax benefit (expense).............................................        (148)        1,386        (1,858)
                                                                                   -----------  ------------  ------------
  Net unrealized investment gains (losses)........................................       5,050         4,773         7,273
Net unrealized investment gains (losses) attributable to noncontrolling
 interests........................................................................           1            --            --
                                                                                   -----------  ------------  ------------
Balance at December 31,...........................................................  $    5,051   $     4,773   $     7,273
                                                                                   ===========  ============  ============
Change in net unrealized investment gains (losses)................................  $      277   $    (2,500)  $     3,569
Change in net unrealized investment gains (losses) attributable to noncontrolling
 interests........................................................................           1            --            --
                                                                                   -----------  ------------  ------------
Change in net unrealized investment gains (losses) attributable to Metropolitan
 Life Insurance Company...........................................................  $      278   $    (2,500)  $     3,569
                                                                                   ===========  ============  ============

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2016 and 2015.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                        -----------------------
                                                           2016        2015
                                                        ----------- -----------
                                                             (In millions)
Securities on loan: (1)
  Amortized cost....................................... $    15,694 $    16,257
  Estimated fair value................................. $    16,496 $    17,700
Cash collateral on deposit from counterparties (2)..... $    16,807 $    18,053
Security collateral on deposit from counterparties (3). $        14 $        22
Reinvestment portfolio -- estimated fair value......... $    16,821 $    18,138

---------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                       December 31, 2016                       December 31, 2015
                                              --------------------------------------- ---------------------------------------
                                              Remaining Tenor of Securities           Remaining Tenor of Securities
                                                  Lending Agreements                      Lending Agreements
                                              -----------------------------           -----------------------------
                                                        1 Month    1 to 6                       1 Month    1 to 6
                                              Open (1)  or Less    Months     Total   Open (1)  or Less    Months     Total
                                              --------  --------  --------  --------- --------  --------  --------  ---------
                                                                            (In millions)
Cash collateral liability by loaned security
 type:
U.S. government and agency...................  $ 4,033   $ 5,640   $ 7,134   $ 16,807  $ 6,260   $ 7,421   $ 4,303   $ 17,984
All other securities.........................       --        --        --         --        1        47        21         69
                                              --------  --------  --------  --------- --------  --------  --------  ---------
  Total......................................  $ 4,033   $ 5,640   $ 7,134   $ 16,807  $ 6,261   $ 7,468   $ 4,324   $ 18,053
                                              ========  ========  ========  ========= ========  ========  ========  =========

------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2016 was $4.0 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, cash equivalents, short-term investments and
ABS) with 66% invested in agency RMBS, U.S. government and agency securities, cash equivalents, short-term investments or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                    December 31,
                                                              -------------------------
                                                                  2016         2015
                                                              ------------ ------------
                                                                    (In millions)
Invested assets on deposit (regulatory deposits).............  $        47  $     1,245
Invested assets pledged as collateral (1)....................       20,750       19,011
                                                              ------------ ------------
  Total invested assets on deposit and pledged as collateral.  $    20,797  $    20,256
                                                              ============ ============

--------

(1) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan and
Note 7 for information regarding investments designated to the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                  ---------------------------
                                                      2016          2015
                                                  ------------- -------------
                                                         (In millions)
  Outstanding principal and interest balance (1).  $      5,859  $      5,139
  Carrying value (2).............................  $      4,598  $      3,937

-----------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                       Years Ended December 31,
                                                      ---------------------------
                                                          2016          2015
                                                      ------------- -------------
                                                             (In millions)
Contractually required payments (including interest).  $      1,831  $      1,401
Cash flows expected to be collected (1)..............  $      1,644  $      1,222
Fair value of investments acquired...................  $      1,206  $        905

---------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                      Years Ended December 31,
                                                     --------------------------
                                                         2016          2015
                                                     ------------  ------------
                                                            (In millions)
Accretable yield, January 1,........................  $     1,784   $     1,883
Investments purchased...............................          438           317
Accretion recognized in earnings....................         (277)         (276)
Disposals...........................................         (138)          (48)
Reclassification (to) from nonaccretable difference.         (129)          (92)
                                                     ------------  ------------
Accretable yield, December 31,......................  $     1,678   $     1,784
                                                     ============  ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $10.8 billion at December 31, 2016. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $3.4 billion at December 31, 2016. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for one of the three most recent annual periods:
2016. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2016, 2015 and 2014. Aggregate total assets of these entities totaled $385.3 billion and $397.9 billion at December 31, 2016 and 2015, respectively. Aggregate total liabilities of these entities totaled
$48.5 billion and $64.1 billion at December 31, 2016 and 2015, respectively. Aggregate net income (loss) of these entities totaled $27.6 billion, $23.4 billion and $33.7 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

  Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2016 and 2015.

                                                 December 31,
                                   -----------------------------------------
                                           2016                 2015
                                   -------------------- --------------------
                                    Total      Total     Total      Total
                                    Assets  Liabilities  Assets  Liabilities
                                   -------- ----------- -------- -----------
                                                 (In millions)
   Real estate joint ventures (1).  $ 1,124    $     --  $    --    $     --
   Fixed maturity securities (2)..       --          --      104          50
   Other investments (3)..........       62          12       89          13
                                   -------- ----------- -------- -----------
     Total........................  $ 1,186    $     12  $   193    $     63
                                   ======== =========== ======== ===========

------------

(1) The Company consolidates certain affiliated real estate joint ventures. At December 31, 2016, the Company and its affiliates invested $1.0 billion and $85 million, respectively, in these affiliated real estate joint ventures.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


(2)The Company consolidates certain fixed maturity securities purchased in an investment structure which was partially funded with affiliated long-term debt. These investments were sold in June 2016.

(3)Other investments is comprised primarily of other invested assets and other limited partnership interests. The Company consolidates entities that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of less than $1 million at estimated fair value at both December 31, 2016 and 2015.

  Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                              December 31,
                                     ---------------------------------------------------------------
                                                  2016                            2015
                                     ------------------------------- -------------------------------
                                                         Maximum                         Maximum
                                          Carrying      Exposure          Carrying      Exposure
                                         Amount          to Loss (1)     Amount          to Loss (1)
                                     --------------- --------------- --------------- ---------------
                                                              (In millions)
Fixed maturity securities AFS:
  Structured Securities (2).........  $       34,912  $       34,912  $       37,061  $       37,061
  U.S. and foreign corporate........           1,167           1,167           1,593           1,593
Other limited partnership interests.           3,383           5,674           2,874           3,672
Other invested assets...............           2,089           2,666           1,564           2,116
Real estate joint ventures..........              81              95              31              44
                                     --------------- --------------- --------------- ---------------
  Total.............................  $       41,632  $       44,514  $       43,123  $       44,486
                                     =============== =============== =============== ===============

-----------

(1) The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $150 million and $179 million at December 31, 2016 and 2015, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

    As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during each of the years ended December 31, 2016, 2015 and 2014.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                                                            Years Ended December 31,
                                                                                      ------------------------------------
                                                                                         2016         2015        2014
                                                                                      ----------- -----------  -----------
                                                                                                 (In millions)
Investment income:
Fixed maturity securities............................................................  $    7,653  $    7,930   $    8,260
Equity securities....................................................................          90          91           86
FVO and trading securities -- FVO general account and Actively traded securities (1).           3         (15)          23
Mortgage loans.......................................................................       2,539       2,514        2,378
Policy loans.........................................................................         404         435          448
Real estate and real estate joint ventures...........................................         488         743          725
Other limited partnership interests..................................................         413         519          721
Cash, cash equivalents and short-term investments....................................          43          25           26
Operating joint venture..............................................................           9           9            2
Other................................................................................         204         202           61
                                                                                      ----------- -----------  -----------
  Subtotal...........................................................................      11,846      12,453       12,730
Less: Investment expenses............................................................         763         876          838
                                                                                      ----------- -----------  -----------
  Subtotal, net......................................................................      11,083      11,577       11,892
                                                                                      ----------- -----------  -----------
FVO CSEs -- interest income:
Securities...........................................................................          --          --            1
                                                                                      ----------- -----------  -----------
  Subtotal...........................................................................          --          --            1
                                                                                      ----------- -----------  -----------
  Net investment income..............................................................  $   11,083  $   11,577   $   11,893
                                                                                      =========== ===========  ===========

-----------
(1) Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were less than $1 million, ($18) million and ($14) million for the years ended December 31, 2016, 2015 and 2014, respectively.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                        -------------------------------
                                                                          2016       2015        2014
                                                                        -------- ------------- --------
                                                                                 (In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized -- by sector and industry:
U.S. and foreign corporate securities -- by industry:
Industrial............................................................. $   (58)   $     --    $     --
Utility................................................................     (20)       (15)          --
Communications.........................................................      (3)         --          --
Consumer...............................................................       --       (21)         (6)
                                                                        --------   --------    --------
  Total U.S. and foreign corporate securities..........................     (81)       (36)         (6)
RMBS...................................................................     (16)       (17)        (20)
State and political subdivision........................................       --        (1)          --
                                                                        --------   --------    --------
  OTTI losses on fixed maturity securities recognized in earnings......     (97)       (54)        (26)
Fixed maturity securities -- net gains (losses) on sales and disposals.      169      (114)        (99)
                                                                        --------   --------    --------
  Total gains (losses) on fixed maturity securities....................       72       (168)      (125)
                                                                        --------   --------    --------
Total gains (losses) on equity securities:
Total OTTI losses recognized -- by sector:
Common stock...........................................................     (75)       (37)         (5)
Non-redeemable preferred stock.........................................       --         --        (16)
                                                                        --------   --------    --------
  OTTI losses on equity securities recognized in earnings..............     (75)       (37)        (21)
Equity securities -- net gains (losses) on sales and disposals.........       19         --          42
                                                                        --------   --------    --------
  Total gains (losses) on equity securities............................     (56)       (37)          21
                                                                        --------   --------    --------
FVO and trading securities -- FVO general account securities...........       --         --           1
Mortgage loans.........................................................     (20)       (90)        (36)
Real estate and real estate joint ventures.............................      142        430         252
Other limited partnership interests....................................     (59)       (66)        (69)
Other..................................................................     (33)       (18)       (108)
                                                                        --------   --------    --------
  Subtotal.............................................................       46         51        (64)
                                                                        --------   --------    --------
FVO CSEs:
Securities.............................................................        1         --          --
Long-term debt -- related to securities................................       --         --         (1)
Non-investment portfolio gains (losses)................................       85        208         208
                                                                        --------   --------    --------
  Subtotal.............................................................       86        208         207
                                                                        --------   --------    --------
  Total net investment gains (losses).................................. $    132   $    259    $    143
                                                                        ========   ========    ========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were $89 million, $125 million and $132 million for the years ended December 31, 2016, 2015 and 2014, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                          Years Ended December 31,
                                 -------------------------------------------------------------------------
                                     2016         2015         2014        2016        2015        2014
                                 -----------  -----------  -----------  ----------  ----------  ----------
                                       Fixed Maturity Securities                 Equity Securities
                                 -------------------------------------  ----------------------------------
                                                                 (In millions)
Proceeds........................  $   58,812   $   60,957   $   44,906   $     146   $     105   $     128
                                 ===========  ===========  ===========  ==========  ==========  ==========
Gross investment gains..........  $      755   $      584   $      260   $      28   $      28   $      46
Gross investment losses.........        (586)        (698)        (359)         (9)        (28)         (4)
OTTI losses.....................         (97)         (54)         (26)        (75)        (37)        (21)
                                 -----------  -----------  -----------  ----------  ----------  ----------
  Net investment gains (losses).  $       72   $     (168)  $     (125)  $     (56)  $     (37)  $      21
                                 ===========  ===========  ===========  ==========  ==========  ==========

  Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                       Years Ended December 31,
                                                                                                      --------------------------
                                                                                                          2016          2015
                                                                                                      ------------  ------------
                                                                                                              (In millions)
Balance at January 1,................................................................................  $       188   $       263
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................            1            14
  Additional impairments -- credit loss OTTI on securities previously impaired.......................           13            15
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.          (43)         (102)
  Securities impaired to net present value of expected future cash flows.............................           (1)           --
  Increase in cash flows -- accretion of previous credit loss OTTI...................................           (1)           (2)
                                                                                                      ------------  ------------
Balance at December 31,..............................................................................  $       157   $       188
                                                                                                      ============  ============

  Related Party Investment Transactions

    The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                         Years Ended December 31,
                                                                      ------------------------------
                                                                         2016      2015      2014
                                                                      ---------- --------- ---------
                                                                              (In millions)
 Estimated fair value of invested assets transferred to affiliates...  $   5,678  $  1,003  $     97
 Amortized cost of invested assets transferred to affiliates.........  $   5,338  $    941  $     89
 Net investment gains (losses) recognized on transfers...............  $     340  $     62  $      8
 Estimated fair value of invested assets transferred from affiliates.  $   1,583  $    237  $    882

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    In April 2016, the Company transferred investments and cash and cash equivalents with an amortized cost and estimated fair value of $4.0 billion and $4.3 billion, respectively, for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to Brighthouse Insurance, an affiliate, which are included in the table above. See Note 6 for additional information related to the transfer. Also, in November 2016, the Company transferred investments and cash and cash equivalents with an amortized cost and estimated fair value of $863 million and $933 million, respectively, for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to Brighthouse NY, an affiliate, which are included in the table above.

    In July 2014, the Company purchased from certain affiliates MetLife, Inc. affiliated loans with an unpaid principal balance of $400 million and estimated fair value of $437 million, which are included in the table above. The unpaid principal balance of MetLife, Inc. affiliated loans held by the Company totals $1.8 billion, bear interest at the following fixed rates, payable semiannually, and are due as follows: $500 million at 3.54% due on June 30, 2019, $250 million at 3.57% due on October 1, 2019, $358 million at 5.64% due on July 15, 2021 and $467 million at 5.86% due on December 16, 2021. In September 2016, an affiliated loan for $250 million matured and, subsequently, a new loan was issued for $250 million, which bears interest, payable semiannually, at a fixed rate of 3.03% and matures on September 30, 2020. The carrying value of these MetLife, Inc. affiliated loans totaled $1.8 billion and $2.0 billion at December 31, 2016 and 2015, respectively, and are included in other invested assets. Net investment income from these affiliated loans was $91 million, $95 million and $92 million for the years ended December 31, 2016, 2015 and 2014, respectively.

    As a structured settlements assignment company, the Company purchases annuities from affiliates to fund the periodic structured settlement claim payment obligations it assumes. Each annuity purchased is contractually designated to the assumed claim obligation it funds. The aggregate contract values of annuities funding structured settlement claims are recorded as an asset for which the Company has also recorded an unpaid claim obligation of equal amount. Such aggregated contract values were $1.3 billion at both December 31, 2016 and 2015. The related net investment income and corresponding policyholder benefits and claims recognized were $64 million and $63 million for the years ended December 31, 2016 and 2015, respectively.

    The Company had a surplus note outstanding from American Life Insurance Company, an affiliate, which was included in other invested assets, with a carrying value of $100 million at both December 31, 2016 and 2015. The loan, which bears interest at a fixed rate of 3.17%, payable semiannually, is due on June 30, 2020. Net investment income from this surplus note was $3 million, $3 million and less than $1 million for the years ended
  December 31, 2016, 2015 and 2014, respectively.

    The Company held preferred stock of Metropolitan Property and Casualty Insurance Company, an affiliate, which was included in other invested assets, with a carrying value of $315 million at both December 31, 2016 and 2015. Dividends are payable quarterly at a variable rate. Net investment income from the affiliated preferred stock dividends was $5 million, $4 million and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

    The Company provides investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $172 million, $157 million and $179 million for the years ended December 31, 2016, 2015 and 2014, respectively.

    See "-- Variable Interest Entities" for information on investments in affiliated real estate joint ventures.

    See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliates.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives



Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

  The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. government and agency, or other fixed maturity security. Structured interest rate swaps are included in interest rate swaps and are not designated as hedging instruments.

  Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

  Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and nonqualifying hedging relationships.

  To a lesser extent, the Company uses exchange-traded interest rate futures in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency exchange rate derivatives, including foreign currency swaps and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

  In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in nonqualifying hedging relationships.

Credit Derivatives

  The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

  The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities, or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  The Company also enters into certain purchased and written credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps are not designated as hedging instruments. At December 31, 2016, the Company no longer maintained a trading portfolio for derivatives.

  The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these transactions as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

  In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                         December 31,
                                                             --------------------------------------------------------------------
                                                                           2016                               2015
                                                             --------------------------------- ----------------------------------
                                                                         Estimated Fair Value               Estimated Fair Value
                                                                        ----------------------             ----------------------
                                                               Gross                             Gross
                                                              Notional                          Notional
                           Primary Underlying Risk Exposure    Amount    Assets    Liabilities   Amount     Assets    Liabilities
                          ---------------------------------  ---------- --------- ------------ ----------- --------- ------------
                                                                                        (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate swaps......  Interest rate....................  $   4,993  $  2,221   $       6   $    5,089  $  2,177   $      11
Foreign currency swaps...  Foreign currency exchange rate...      1,200        29         224        2,133        61         159
                                                             ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal..................................................       6,193     2,250         230        7,222     2,238         170
                                                             ---------- ---------  ----------  ----------- ---------  ----------
Cash flow hedges:
Interest rate swaps......  Interest rate....................      1,793       325          26        1,960       426          --
Interest rate forwards...  Interest rate....................      4,033        --         370           70        15          --
Foreign currency swaps...  Foreign currency exchange rate...     20,080     1,435       1,604       18,743     1,132       1,376
                                                             ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal................                                        25,906     1,760       2,000       20,773     1,573       1,376
                                                             ---------- ---------  ----------  ----------- ---------  ----------
 Total qualifying hedges...................................      32,099     4,010       2,230       27,995     3,811       1,546
                                                             ---------- ---------  ----------  ----------- ---------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments:
Interest rate swaps......  Interest rate....................     32,662     2,514         879       51,489     2,613       1,197
Interest rate floors.....  Interest rate....................      9,001       173           2       13,701       252          10
Interest rate caps.......  Interest rate....................     78,358       112           3       55,136        67           2
Interest rate futures....  Interest rate....................      2,342         3          --        2,023        --           2
Interest rate options....  Interest rate....................        850       144           1        2,295       227           4
Interest rate forwards...  Interest rate....................        396        --           3           --        --          --
Interest rate total
 return swaps............  Interest rate....................      1,549         2         127           --        --          --
Synthetic GICs...........  Interest rate....................      5,566        --          --        4,216        --          --
Foreign currency swaps...  Foreign currency exchange rate...      8,175     1,247          58        8,095       600          94
Foreign currency forwards  Foreign currency exchange rate...      1,396        52          18        3,014        83          36
Credit default swaps --
 purchased...............  Credit...........................        961        12           6          819        28           8
Credit default swaps --
 written.................  Credit...........................      8,025       119           8        6,577        51          11
Equity futures...........  Equity market....................      1,851        10          --        1,452        15          --
Equity index options.....  Equity market....................     11,119       260         426        7,364       326         349
Equity variance swaps....  Equity market....................      5,579        69         193        5,676        62         160
Equity total return swaps  Equity market....................      1,013         1          42          952        11           9
                                                             ---------- ---------  ----------  ----------- ---------  ----------
 Total non-designated or nonqualifying derivatives.........     168,843     4,718       1,766      162,809     4,335       1,882
                                                             ---------- ---------  ----------  ----------- ---------  ----------
 Total.....................................................   $ 200,942  $  8,728   $   3,996   $  190,804  $  8,146   $   3,428
                                                             ========== =========  ==========  =========== =========  ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2016 and 2015. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                          Years Ended December 31,
                                                   ---------------------------------------
                                                       2016          2015         2014
                                                   ------------- ------------ ------------
                                                                (In millions)
Freestanding derivatives and hedging gains
  (losses) (1)....................................  $      (715)  $       463  $     1,207
Embedded derivatives gains (losses)...............         (423)          418        (170)
                                                   ------------- ------------ ------------
  Total net derivative gains (losses).............  $    (1,138)  $       881  $     1,037
                                                   ============= ============ ============

-------------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                         Years Ended December 31,
                                                   -------------------------------------
                                                      2016         2015         2014
                                                   ----------- ------------ ------------
                                                               (In millions)
Qualifying hedges:
Net investment income.............................  $      280  $       227  $       162
Interest credited to policyholder account balances         (1)           28          106
Nonqualifying hedges:
Net investment income.............................         (1)          (5)          (4)
Net derivative gains (losses).....................         577          518          484
Policyholder benefits and claims..................           4            2            8
                                                   ----------- ------------ ------------
  Total...........................................  $      859  $       770  $       756
                                                   =========== ============ ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or not qualifying as hedging instruments:

                                           Net          Net      Policyholder
                                        Derivative   Investment  Benefits and
                                      Gains (Losses) Income (1)   Claims (2)
                                      -------------- ----------- ------------
                                                   (In millions)
  Year Ended December 31, 2016
  Interest rate derivatives..........   $  (1,088)    $       --  $       --
  Foreign currency exchange rate
    derivatives......................          726            --          --
  Credit derivatives -- purchased....         (23)            --          --
  Credit derivatives -- written......           48            --          --
  Equity derivatives.................        (457)          (14)        (94)
                                      -------------- ----------- ------------
    Total............................   $    (794)    $     (14)  $     (94)
                                      ============== =========== ============
  Year Ended December 31, 2015
  Interest rate derivatives..........   $    (243)    $       --  $       --
  Foreign currency exchange rate
    derivatives......................          678            --          --
  Credit derivatives -- purchased....           17           (3)          --
  Credit derivatives -- written......         (57)            --          --
  Equity derivatives.................        (152)          (11)          --
                                      -------------- ----------- ------------
    Total............................   $      243    $     (14)  $       --
                                      ============== =========== ============
  Year Ended December 31, 2014
  Interest rate derivatives..........   $      314    $       --  $       --
  Foreign currency exchange rate
    derivatives......................          554            --          --
  Credit derivatives -- purchased....          (2)            --          --
  Credit derivatives -- written......          (1)            --          --
  Equity derivatives.................           11          (10)        (10)
                                      -------------- ----------- ------------
    Total............................   $      876    $     (10)  $     (10)
                                      ============== =========== ============

-------------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures and derivatives held in relation to trading portfolios.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                           Net Derivative  Net Derivative Ineffectiveness
                                                                           Gains (Losses)  Gains (Losses)  Recognized in
 Derivatives in Fair Value            Hedged Items in Fair Value             Recognized    Recognized for Net Derivative
 Hedging Relationships                  Hedging Relationships              for Derivatives  Hedged Items  Gains (Losses)
--------------------------  ---------------------------------------------- --------------- -------------- ---------------
                                                                                           (In millions)
Year Ended December 31, 2016
 Interest rate swaps:       Fixed maturity securities.....................     $         8     $      (9)     $       (1)
                            Policyholder liabilities (1)..................           (109)             90            (19)
 Foreign currency swaps:    Foreign-denominated fixed maturity securities.              10            (9)               1
                            Foreign-denominated policyholder account
                             balances (2).................................            (95)             92             (3)
                                                                           --------------- -------------- ---------------
  Total.................................................................       $     (186)     $      164     $      (22)
                                                                           =============== ============== ===============
Year Ended December 31, 2015
 Interest rate swaps:       Fixed maturity securities.....................     $         4     $       --     $         4
                            Policyholder liabilities (1)..................             (4)            (6)            (10)
 Foreign currency swaps:    Foreign-denominated fixed maturity securities.              14            (5)               9
                            Foreign-denominated policyholder account
                             balances (2).................................           (240)            231             (9)
                                                                           --------------- -------------- ---------------
  Total.................................................................       $     (226)     $      220     $       (6)
                                                                           =============== ============== ===============
Year Ended December 31, 2014
 Interest rate swaps:       Fixed maturity securities.....................     $         4     $      (1)     $         3
                            Policyholder liabilities (1)..................             649          (635)              14
 Foreign currency swaps:    Foreign-denominated fixed maturity securities.              13           (11)               2
                            Foreign-denominated policyholder account
                             balances (2).................................           (283)            270            (13)
                                                                           --------------- -------------- ---------------
  Total.................................................................       $       383     $    (377)     $         6
                                                                           =============== ============== ===============

-------------

(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (v) interest rate forwards to hedge forecasted fixed-rate borrowings.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $17 million, $14 million and ($14) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   At both December 31, 2016 and 2015, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   At both December 31, 2016 and 2015, the balance in AOCI associated with cash flow hedges was $2.2 billion.

   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

                                                      Amount and Location        Amount and Location
                             Amount of Gains           of Gains (Losses)          of Gains (Losses)
 Derivatives in Cash Flow  (Losses) Deferred in        Reclassified from         Recognized in Income
 Hedging Relationships      AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
-------------------------  -------------------- ------------------------------- ---------------------
                           (Effective Portion)        (Effective Portion)       (Ineffective Portion)
-                          -------------------- ------------------------------- ---------------------
                                                Net Derivative  Net Investment     Net Derivative
                                                 Gains (Losses)     Income         Gains (Losses)
                                                --------------- --------------- ---------------------
                                                         (In millions)
Year Ended December 31, 2016
 Interest rate swaps......   $               58  $           57  $           12  $                 --
 Interest rate forwards...                (366)             (1)               3                    --
 Foreign currency swaps...                  167           (251)             (1)                    --
 Credit forwards..........                   --               3               1                    --
                           -------------------- --------------- --------------- ---------------------
   Total..................   $            (141)  $        (192)  $           15  $                 --
                           ==================== =============== =============== =====================
Year Ended December 31, 2015
 Interest rate swaps......   $               76  $           83  $           11  $                  2
 Interest rate forwards...                  (3)               4               2                    --
 Foreign currency swaps...                 (92)           (679)             (1)                     7
 Credit forwards..........                   --               1               1                    --
                           -------------------- --------------- --------------- ---------------------
   Total..................   $             (19)  $        (591)  $           13  $                  9
                           ==================== =============== =============== =====================
Year Ended December 31, 2014
 Interest rate swaps......   $              587  $           41  $            9  $                  3
 Interest rate forwards...                   34             (8)               2                    --
 Foreign currency swaps...                 (15)           (725)             (2)                     2
 Credit forwards..........                   --              --               1                    --
                           -------------------- --------------- --------------- ---------------------
   Total..................   $              606  $        (692)  $           10  $                  5
                           ==================== =============== =============== =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2016, the Company expected to reclassify ($156) million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions and credit default swaps held in relation to the trading portfolio, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $8.0 billion and $6.6 billion at December 31, 2016 and 2015, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2016 and 2015, the Company would have received $111 million and $40 million, respectively, to terminate all of these contracts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                            December 31,
                                          ---------------------------------------------------------------------------------
                                                            2016                                     2015
                                          ----------------------------------------- ---------------------------------------
                                                         Maximum                                  Maximum
                                          Estimated       Amount                    Estimated      Amount
                                          Fair Value    of Future       Weighted    Fair Value   of Future      Weighted
                                          of Credit   Payments under    Average     of Credit  Payments under    Average
 Rating Agency Designation of Referenced   Default    Credit Default    Years to     Default   Credit Default   Years to
 Credit Obligations (1)                     Swaps         Swaps        Maturity (2)   Swaps        Swaps       Maturity (2)
----------------------------------------- ----------  -------------- -------------- ---------- -------------- -------------
                                                                       ( Dollars in millions)
Aaa/Aa/A
Single name credit default swaps (3).....   $      1    $        229            2.7   $     2    $        245           2.5
Credit default swaps referencing indices.         32           2,093            3.5         5           1,366           3.3
                                          ----------  --------------                ---------- --------------
  Subtotal...............................         33           2,322            3.4         7           1,611           3.2
                                          ----------  --------------                ---------- --------------
Baa
Single name credit default swaps (3).....          3             563            2.2         5             752           2.6
Credit default swaps referencing indices.         61           4,730            5.1        21           3,452           4.8
                                          ----------  --------------                ---------- --------------
  Subtotal...............................         64           5,293            4.8        26           4,204           4.4
                                          ----------  --------------                ---------- --------------
Ba
Single name credit default swaps (3).....         (2)            115            4.2        (2)             60           2.2
Credit default swaps referencing indices.         --              --             --        (1)            100           1.0
                                          ----------  --------------                ---------- --------------
  Subtotal...............................         (2)            115            4.2        (3)            160           1.4
                                          ----------  --------------                ---------- --------------
B
Single name credit default swaps (3).....         --              70            1.8        --              --            --
Credit default swaps referencing indices.         16             225            5.0        10             602           4.9
                                          ----------  --------------                ---------- --------------
  Subtotal...............................         16             295            4.2        10             602           4.9
                                          ----------  --------------                ---------- --------------
  Total..................................   $    111    $      8,025            4.4   $    40    $      6,577           4.1
                                          ==========  ==============                =========  ==============

-------------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3)Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

   The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $8.0 billion and $6.6 billion from the table above were $30 million and $70 million at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company no longer maintained a trading portfolio for derivatives. At December 31, 2015, written credit default swaps held in relation to the trading portfolio amounted to $20 million in gross notional amount and ($2) million in estimated fair value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                         December 31,
                                                                      --------------------------------------------------
                                                                                2016                      2015
                                 -                                    ------------------------  ------------------------
Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                              Assets    Liabilities     Assets    Liabilities
--------------------------------------------------------------------  -----------  -----------  -----------  -----------
                                                                                         (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)....................................................  $    7,926   $    3,349   $    7,368   $    2,667
OTC-cleared (1)......................................................         905          611          909          783
Exchange-traded......................................................          13           --           15            2
                                                                      -----------  -----------  -----------  -----------
  Total gross estimated fair value of derivatives (1)................       8,844        3,960        8,292        3,452
Amounts offset on the consolidated balance sheets....................          --           --           --           --
                                                                      -----------  -----------  -----------  -----------
  Estimated fair value of derivatives presented on the consolidated
   balance sheets (1)................................................       8,844        3,960        8,292        3,452
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral........................................................      (2,737)      (2,737)      (2,117)      (2,117)
OTC-cleared..........................................................        (391)        (391)        (776)        (776)
Exchange-traded......................................................          --           --           --           --
Cash collateral: (3), (4)
OTC-bilateral........................................................      (3,418)          --       (3,705)          (3)
OTC-cleared..........................................................        (497)        (217)        (119)          --
Exchange-traded......................................................          --           --           --           --
Securities collateral: (5)
OTC-bilateral........................................................      (1,560)        (609)      (1,345)        (541)
OTC-cleared..........................................................          --           --           --           --
Exchange-traded......................................................          --           --           --           --
                                                                      -----------  -----------  -----------  -----------
  Net amount after application of master netting agreements and
   collateral........................................................  $      241   $        6   $      230   $       15
                                                                      ===========  ===========  ===========  ===========

-------------

(1)At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $116 million and $146 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($36) million and $24 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $77 million and $17 million, respectively, and provided excess cash collateral of $9 million and $58 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2016 and 2015, the Company received excess securities collateral with an estimated fair value of $21 million and $71 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $75 million and $81 million, respectively, for its OTC-bilateral derivatives, and $531 million and $239 million, respectively, for its OTC-cleared derivatives, and $116 million and $15 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that party reaches a minimum transfer amount. A small number of these arrangements also include financial strength or credit rating contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in credit ratings of Metropolitan Life Insurance Company and/or the credit ratings of the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both Metropolitan Life Insurance Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that Metropolitan Life Insurance Company would be required to provide if there was a one-notch downgrade in its financial strength or credit rating, as applicable, at the reporting date or if its financial strength or credit rating, as applicable, sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                  December 31,
                                                      --------------------------------------------------------------------
                                                                     2016                              2015
                                                      ---------------------------------- ---------------------------------
                                                       Derivatives  Derivatives          Derivatives  Derivatives
                                                       Subject to   Not Subject          Subject to   Not Subject
                                                       Financial    to Financial          Financial   to Financial
                                                       Strength-     Strength-            Strength-    Strength-
                                                       Contingent   Contingent            Contingent  Contingent
                                                       Provisions   Provisions    Total  Provisions   Provisions    Total
                                                      ------------ ------------- ------- ----------- ------------- -------
                                                                                 (In millions)
Estimated Fair Value of Derivatives in a Net
 Liability Position (1)..............................      $   612        $   -- $   612     $   547        $    3 $   550
Estimated Fair Value of Collateral Provided:
Fixed maturity securities............................      $   684        $   -- $   684     $   622        $   -- $   622
Cash.................................................      $    --        $   -- $    --     $    --        $    4 $     4
Estimated Fair Value of Incremental Collateral
 Provided Upon:
One-notch downgrade in financial strength or credit
 rating, as applicable...............................      $    --        $   -- $    --     $    --        $   -- $    --
Downgrade in financial strength or credit rating, as
 applicable, to a level that triggers full overnight
 collateralization or termination of the derivative
 position............................................      $    --        $   -- $    --     $    --        $   -- $    --

-------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs, GMABs, and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; funding agreements with equity or bond indexed crediting rates; fixed annuities with equity indexed returns; and certain debt and equity securities.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                            December 31,
                                                                                        --------------------
                                                     Balance Sheet Location                2016       2015
                                           -------------------------------------------- ----------  --------
                                                                                            (In millions)
Embedded derivatives within asset host
 contracts:
Ceded guaranteed minimum benefits......... Premiums, reinsurance and other receivables.  $     460   $   712
Options embedded in debt or equity
 securities............................... Investments.................................        (78)     (142)
                                                                                        ----------  --------
 Embedded derivatives within asset host contracts.....................................   $     382   $   570
                                                                                        ==========  ========
Embedded derivatives within liability
 host contracts:
Direct guaranteed minimum benefits........ Policyholder account balances...............  $     169   $  (284)
Assumed guaranteed minimum benefits....... Policyholder account balances...............        390       126
Funds withheld on ceded reinsurance....... Other liabilities...........................        777       687
Fixed annuities with equity indexed
 returns.................................. Policyholder account balances...............         17        (3)
                                                                                        ----------  --------
 Embedded derivatives within liability host contracts.................................   $   1,353   $   526
                                                                                        ==========  ========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                       Years Ended December 31,
                                              ------------------------------------------
                                                   2016          2015          2014
                                              -------------- ------------ --------------
                                                            (In millions)
Net derivative gains (losses) (1), (2)....... $        (423) $        418 $        (170)

-------------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $76 million, $29 million and $14 million for the years ended December 31, 2016, 2015 and 2014, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($29) million, ($4) million and ($9) million for the years ended
   December 31, 2016, 2015 and 2014, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value


   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                                  December 31, 2016
                                                          -----------------------------------------------------------------
                                                                         Fair Value Hierarchy
                                                          --------------------------------------------------
                                                                                                                 Total
                                                                                                               Estimated
                                                              Level 1          Level 2          Level 3        Fair Value
                                                          ---------------- ---------------- ---------------- --------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate...........................................  $            --  $        51,303  $         4,855  $      56,158
U.S. government and agency...............................           17,597           18,018               --         35,615
Foreign corporate........................................               --           20,373            3,984         24,357
RMBS.....................................................               --           19,719            3,698         23,417
ABS......................................................               --            6,745              759          7,504
State and political subdivision..........................               --            7,126               10          7,136
CMBS.....................................................               --            4,851               84          4,935
Foreign government.......................................               --            3,977               21          3,998
                                                          ---------------- ---------------- ---------------- --------------
  Total fixed maturity securities........................           17,597          132,112           13,411        163,120
                                                          ---------------- ---------------- ---------------- --------------
Equity securities........................................              408            1,011              420          1,839
FVO and trading securities (1)...........................               --                2               21             23
Short-term investments (2)...............................            2,945            1,720               25          4,690
Residential mortgage loans -- FVO........................               --               --              566            566
Derivative assets: (3)
Interest rate............................................                3            5,489                2          5,494
Foreign currency exchange rate...........................               --            2,763               --          2,763
Credit...................................................               --              101               30            131
Equity market............................................               10              226              104            340
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative assets................................               13            8,579              136          8,728
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within asset host contracts (4).....               --               --              460            460
Separate account assets (5)..............................           27,633          105,055            1,148        133,836
                                                          ---------------- ---------------- ---------------- --------------
  Total assets...........................................  $        48,596  $       248,479  $        16,187  $     313,262
                                                          ================ ================ ================ ==============
Liabilities
Derivative liabilities: (3)
Interest rate............................................  $            --  $           917  $           500  $       1,417
Foreign currency exchange rate...........................               --            1,902                2          1,904
Credit...................................................               --               14               --             14
Equity market............................................               --              468              193            661
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative liabilities...........................               --            3,301              695          3,996
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within liability host contracts (4).               --               --            1,353          1,353
Long-term debt...........................................               --               --               74             74
Trading liabilities (6)..................................               --               --               --             --
Separate account liabilities (5).........................               --               16                7             23
                                                          ---------------- ---------------- ---------------- --------------
  Total liabilities......................................  $            --  $         3,317  $         2,129  $       5,446
                                                          ================ ================ ================ ==============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                                  December 31, 2015
                                                          -----------------------------------------------------------------
                                                                         Fair Value Hierarchy
                                                          --------------------------------------------------
                                                                                                                 Total
                                                                                                               Estimated
                                                              Level 1          Level 2          Level 3        Fair Value
                                                          ---------------- ---------------- ---------------- --------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate...........................................  $            --  $        56,848  $         4,709  $      61,557
U.S. government and agency...............................           23,015           16,678               --         39,693
Foreign corporate........................................               --           23,222            3,573         26,795
RMBS.....................................................               --           20,585            3,330         23,915
ABS......................................................               --            5,699              868          6,567
State and political subdivision..........................               --            6,941               33          6,974
CMBS.....................................................               --            6,361              218          6,579
Foreign government.......................................               --            3,331              275          3,606
                                                          ---------------- ---------------- ---------------- --------------
  Total fixed maturity securities........................           23,015          139,665           13,006        175,686
                                                          ---------------- ---------------- ---------------- --------------
Equity securities........................................              424            1,197              328          1,949
FVO and trading securities (1)...........................               --              402               29            431
Short-term investments (2)...............................            1,513            3,882              200          5,595
Residential mortgage loans -- FVO........................               --               --              314            314
Derivative assets: (3)
Interest rate............................................               --            5,762               15          5,777
Foreign currency exchange rate...........................               --            1,876               --          1,876
Credit...................................................               --               72                7             79
Equity market............................................               15              282              117            414
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative assets................................               15            7,992              139          8,146
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within asset host contracts (4).....               --               --              712            712
Separate account assets (5)..............................           23,498          110,921            1,520        135,939
                                                          ---------------- ---------------- ---------------- --------------
  Total assets...........................................  $        48,465  $       264,059  $        16,248  $     328,772
                                                          ================ ================ ================ ==============
Liabilities
Derivative liabilities: (3)
Interest rate............................................  $             2  $         1,224  $            --  $       1,226
Foreign currency exchange rate...........................               --            1,665               --          1,665
Credit...................................................               --               17                2             19
Equity market............................................               --              358              160            518
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative liabilities...........................                2            3,264              162          3,428
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within liability host contracts (4).               --               --              526            526
Long-term debt...........................................               --               50               36             86
Trading liabilities (6)..................................              103               50               --            153
Separate account liabilities (5).........................               --               --               --             --
                                                          ---------------- ---------------- ---------------- --------------
  Total liabilities......................................  $           105  $         3,364  $           724  $       4,193
                                                          ================ ================ ================ ==============

-------------

(1)In 2016, the Company reinvested its trading securities portfolio into other asset classes and, at December 31, 2016, the Company no longer held any actively traded securities. FVO and trading securities at December 31, 2016 were comprised primarily of FVO general account securities, while at December 31, 2015, FVO and trading securities was comprised primarily of actively traded securities.

(2)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(4)Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, future policy benefits and other liabilities on the consolidated balance sheets. At December 31, 2016 and 2015, debt and equity securities also included embedded derivatives of ($78) million and ($142) million, respectively.

(5)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets. Separate account liabilities presented in the tables above represent derivative liabilities.

(6)Trading liabilities are presented within other liabilities on the consolidated balance sheets.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

  Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third-party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of the Board of Directors of each of MetLife, Inc. and Metropolitan Life Insurance Company regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 4% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2016.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments, Long-term Debt and Trading Liabilities

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of FVO securities held by consolidated securitization entities ("CSEs"), long-term debt and trading liabilities is determined on a basis consistent with the methodologies described herein for securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                         Level 2                                                 Level 3
                              Observable Inputs                                      Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
---------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
---------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and        Valuation Techniques: Principally the market approach.
             income approaches.
            Key Inputs:                                             Key Inputs:
            . quoted prices in markets that are not active          . illiquidity premium
            . benchmark yields; spreads off benchmark yields; new   .  delta spread adjustments to reflect specific
              issuances; issuer rating                                credit-related issues
            . trades of identical or comparable securities;         . credit spreads
              duration
            .  Privately-placed securities are valued using the     .  quoted prices in markets that are not active for
              additional key inputs:                                   identical or similar securities that are less
            . market yield curve; call provisions                      liquid and based on lower levels of trading
            . observable prices and spreads for similar public or      activity than securities classified in Level 2
              private securities that     incorporate the credit    .  independent non-binding broker quotations
              quality and industry sector of the issuer
             .  delta spread adjustments to reflect specific
               credit-related issues
---------------------------------------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
---------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.  Valuation Techniques: Principally the market approach.
            Key Inputs:                                             Key Inputs:
            . quoted prices in markets that are not active          . independent non-binding broker quotations
            . benchmark U.S. Treasury yield or other yields
            . the spread off the U.S. Treasury yield curve for the  . quoted prices in markets that are not active for
              identical  security                                      identical or similar securities that are less
            . issuer ratings and issuer spreads; broker-dealer         liquid and based on lower levels of trading
              quotes                                                   activity than securities classified in Level 2
            . comparable securities that are actively traded        . credit spreads
---------------------------------------------------------------------------------------------------------------------------
 Structured Securities
---------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and        Valuation Techniques: Principally the market and
             income approaches.                                      income approaches.
            Key Inputs:                                             Key Inputs:
            . quoted prices in markets that are not active          . credit spreads
            . spreads for actively traded securities; spreads off   . quoted prices in markets that are not active for
              benchmark yields                                        identical or similar  securities that are less
            . expected prepayment speeds and volumes                  liquid and based on lower levels of trading
            .  current and forecasted loss severity; ratings;          activity than securities classified in Level 2
              geographic region                                     .  independent non-binding broker quotations
            . weighted average coupon and weighted average maturity
            . average delinquency rates; debt-service coverage
              ratios
            . issuance-specific information, including, but not
              limited to:
             .  collateral type; structure of the security;
               vintage of the loans
             .  payment terms of the underlying assets
             . payment priority within the tranche; deal
               performance

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                   Level 2                                                 Level 3
Instrument                    Observable Inputs                                      Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Equity Securities
---------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.  Valuation Techniques: Principally the market and income approaches.
            Key Input:                                              Key Inputs:
            . quoted prices in markets that are not considered
              active                                                . credit ratings; issuance structures
                                                                    .  quoted prices in markets that are not active for
                                                                       identical or similar securities that are less
                                                                       liquid and based on lower levels of trading
                                                                       activity than securities classified in Level 2
                                                                    . independent non-binding broker quotations
---------------------------------------------------------------------------------------------------------------------------
FVO and trading securities and Short-term investments
---------------------------------------------------------------------------------------------------------------------------
            .  FVO and trading securities and short-term            .  FVO and trading securities and short-term
               investments are of a similar nature and class to        investments are of a similar nature and class to
               the fixed maturity and equity securities described      the fixed maturity and equity securities described
               above; accordingly, the valuation techniques and        above; accordingly, the valuation techniques and
               observable inputs used in their valuation are also      unobservable inputs used in their valuation are
               similar to those described above.                       also similar to those described above.
---------------------------------------------------------------------------------------------------------------------------
 Residential mortgage loans -- FVO
---------------------------------------------------------------------------------------------------------------------------
            . N/A                                                   Valuation Techniques: Principally the market approach,
                                                                     including matrix pricing or other similar techniques.
                                                                    Key Inputs:
                                                                    . Inputs that are unobservable or cannot be derived
                                                                      principally from, or corroborated by, observable
                                                                      market data
---------------------------------------------------------------------------------------------------------------------------
Separate Account Assets and Separate Account Liabilities (1)
---------------------------------------------------------------------------------------------------------------------------
 Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
---------------------------------------------------------------------------------------------------------------------------
            Key Input:                                              .  N/A
            .  quoted prices or reported NAV provided by the fund
                      managers
---------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
---------------------------------------------------------------------------------------------------------------------------
            . N/A                                                   Valuation Techniques: Valued giving consideration to
                                                                      the underlying holdings of the partnerships and by
                                                                      applying a premium or discount, if appropriate.
                                                                    Key Inputs:
                                                                    .liquidity; bid/ask spreads; performance record of the
                                                                     fund manager
                                                                    .other relevant variables that may impact the exit
                                                                     value of the particular partnership interest
---------------------------------------------------------------------------------------------------------------------------

-------------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments, Long-term Debt and Trading Liabilities" and "-- Derivatives -- Freestanding Derivatives."

  Derivatives

     The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

     The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

   Level 2 Valuation Techniques and Key Inputs:

     This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

   Level 3 Valuation Techniques and Key Inputs:

     These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

     Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

       Instrument              Interest Rate            Foreign Currency               Credit                Equity Market
                                                         Exchange Rate
---------------------------------------------------------------------------------------------------------------------------------
Inputs common to          . swap yield curves       .swap yield curves        .swap yield curves        .swap yield curves
 Level 2 and Level 3      . basis curves            .basis curves             .credit curves            .spot equity index levels
 by instrument type       . interest rate           .currency spot rates      .recovery rates           .dividend yield curves
                            volatility (1)          .cross currency basis                               .equity volatility (1)
                                                     curves
---------------------------------------------------------------------------------------------------------------------------------
Level 3                   . swap yield curves (2)   .swap yield curves (2)    .swap yield curves (2)    .dividend yield curves
                          . basis curves (2)        .basis curves (2)         .credit curves (2)         (2)
                          . repurchase rates        .cross currency basis     .credit spreads           .equity volatility (1),
                                                      curves (2)              .repurchase rates          (2)
                                                    .currency correlation     .independent non-binding  .correlation between
                                                                                broker quotations         model inputs (1)

-------------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Embedded Derivatives

     Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

     The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

     Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

     The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments, Long-term Debt and Trading Liabilities." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within policyholder account balances with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   Embedded Derivatives Within Asset and Liability Host Contracts

     Level 3 Valuation Techniques and Key Inputs:

       Direct and assumed guaranteed minimum benefits

          These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

       Reinsurance ceded on certain guaranteed minimum benefits

          These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

       Embedded derivatives within funds withheld related to certain ceded reinsurance

          These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curves and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Transfers between Levels

     Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2016, there were no transfers between Levels 1 and 2. For assets and liabilities measured at estimated fair value and still held at December 31, 2015, transfers between Levels 1 and 2 were not significant.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

     The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                                  December 31, 2016
                                                                                             ----------------------------
                                                                       Significant                                Weighted
                                         Valuation Techniques      Unobservable Inputs            Range          Average (1)
                                      --------------------------- -----------------------    ---------------     -----------
Fixed maturity securities (3)
U.S. corporate and foreign
 corporate........................... Matrix pricing              Offered quotes (4)           18    -      138      106
                                                                  Delta spread
                                                                      adjustments (5)
                                      Market pricing              Quoted prices (4)            25    -      700      117
                                      Consensus pricing           Offered quotes (4)           37    -      119      105
                                      ---------------------------------------------------------------------------------------
RMBS................................. Market pricing              Quoted prices (4)            19    -      137      91
                                      ---------------------------------------------------------------------------------------
ABS.................................. Market pricing              Quoted prices (4)            20    -      106      99
                                      Consensus pricing           Offered quotes (4)           98    -      100      100
                                      ---------------------------------------------------------------------------------------
Derivatives
Interest rate........................ Present value techniques    Swap yield (7)              200    -      300
                                                                  Repurchase rates (9)        (44)   -      18
                                      ---------------------------------------------------------------------------------------
Foreign currency exchange rate....... Present value               Swap yield (7)               50    -      236
                                          techniques
                                      ---------------------------------------------------------------------------------------
Credit............................... Present value               Credit spreads (10)          97    -      98
                                          techniques
                                      Consensus pricing           Offered quotes (11)
                                      ---------------------------------------------------------------------------------------
Equity market........................ Present value               Volatility (12)             14%    -      32%
                                          techniques or
                                          option pricing
                                          models
                                                                  Correlation (13)            40%    -      40%
                                      ---------------------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded guaranteed  Option pricing              Mortality rates:
 minimum benefits....................     techniques                  Ages 0 - 40              0%    -     0.09%
                                                                      Ages 41 - 60           0.04%   -     0.65%
                                                                      Ages 61 - 115          0.26%   -     100%
                                                                  Lapse rates:
                                                                      Durations 1 - 10       0.25%   -     100%
                                                                      Durations 11 - 20        3%    -     100%
                                                                      Durations 21 - 116       3%    -     100%
                                                                  Utilization rates            0%    -      25%
                                                                  Withdrawal rates           0.25%   -      10%
                                                                  Long-term equity           17.40%  -      25%
                                                                     volatilities
                                                                  Nonperformance risk        0.04%   -     0.57%
                                                                      spread

                                                                                                 December 31, 2015
                                                                                             --------------------------
                                                                       Significant                              Weighted
                                         Valuation Techniques      Unobservable Inputs           Range         Average (1)
                                      --------------------------- -----------------------    -------------     -----------
Fixed maturity securities (3)
U.S. corporate and foreign
 corporate........................... Matrix pricing              Offered quotes (4)           39   -     96       60
                                                                  Delta spread
                                                                      adjustments (5)         (65)  -     240      37
                                      Market pricing              Quoted prices (4)            --   -     385      125
                                      Consensus pricing           Offered quotes (4)          100   -     119      103
                                      -------------------------------------------------------------------------------------
RMBS................................. Market pricing              Quoted prices (4)            19   -     121      92
                                      -------------------------------------------------------------------------------------
ABS.................................. Market pricing              Quoted prices (4)            16   -     103      100
                                      Consensus pricing           Offered quotes (4)           97   -     105      99
                                      -------------------------------------------------------------------------------------
Derivatives
Interest rate........................ Present value techniques    Swap yield (7)              307   -     307
                                                                  Repurchase rates (9)         --   -     --
                                      -------------------------------------------------------------------------------------
Foreign currency exchange rate....... Present value               Swap yield (7)               --   -     --
                                          techniques
                                      -------------------------------------------------------------------------------------
Credit............................... Present value               Credit spreads (10)          98   -     100
                                          techniques
                                      Consensus pricing           Offered quotes (11)
                                      -------------------------------------------------------------------------------------
Equity market........................ Present value               Volatility (12)             17%   -     36%
                                          techniques or
                                          option pricing
                                          models
                                                                  Correlation (13)            70%   -     70%
                                      -------------------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded guaranteed  Option pricing              Mortality rates:
 minimum benefits....................     techniques                  Ages 0 - 40              0%   -    0.09%
                                                                      Ages 41 - 60           0.04%  -    0.65%
                                                                      Ages 61 - 115          0.26%  -    100%
                                                                  Lapse rates:
                                                                      Durations 1 - 10       0.25%  -    100%
                                                                      Durations 11 - 20        3%   -    100%
                                                                      Durations 21 - 116       3%   -    100%
                                                                  Utilization rates            0%   -     25%
                                                                  Withdrawal rates           0.25%  -     10%
                                                                  Long-term equity           17.40% -     25%
                                                                     volatilities
                                                                  Nonperformance risk        0.04%  -    0.52%
                                                                      spread

                                                                                                 Impact of
                                                                                              Increase in Input
                                                                       Significant             on Estimated
                                         Valuation Techniques      Unobservable Inputs        Fair Value (2)
                                      --------------------------- -----------------------    ------------------
Fixed maturity securities (3)
U.S. corporate and foreign
 corporate........................... Matrix pricing              Offered quotes (4)             Increase
                                                                  Delta spread
                                                                      adjustments (5)            Decrease
                                      Market pricing              Quoted prices (4)              Increase
                                      Consensus pricing           Offered quotes (4)             Increase
                                      --------------------------------------------------------------------------
RMBS................................. Market pricing              Quoted prices (4)            Increase (6)
                                      --------------------------------------------------------------------------
ABS.................................. Market pricing              Quoted prices (4)            Increase (6)
                                      Consensus pricing           Offered quotes (4)           Increase (6)
                                      --------------------------------------------------------------------------
Derivatives
Interest rate........................ Present value techniques    Swap yield (7)               Increase (8)
                                                                  Repurchase rates (9)         Decrease (8)
                                      --------------------------------------------------------------------------
Foreign currency exchange rate....... Present value               Swap yield (7)               Increase (8)
                                          techniques
                                      --------------------------------------------------------------------------
Credit............................... Present value               Credit spreads (10)          Decrease (8)
                                          techniques
                                      Consensus pricing           Offered quotes (11)
                                      --------------------------------------------------------------------------
Equity market........................ Present value               Volatility (12)              Increase (8)
                                          techniques or
                                          option pricing
                                          models
                                                                  Correlation (13)
                                      --------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded guaranteed  Option pricing              Mortality rates:
 minimum benefits....................     techniques                  Ages 0 - 40              Decrease (14)
                                                                      Ages 41 - 60             Decrease (14)
                                                                      Ages 61 - 115            Decrease (14)
                                                                  Lapse rates:
                                                                      Durations 1 - 10         Decrease (15)
                                                                      Durations 11 - 20        Decrease (15)
                                                                      Durations 21 - 116       Decrease (15)
                                                                  Utilization rates            Increase (16)
                                                                  Withdrawal rates               (17)
                                                                  Long-term equity             Increase (18)
                                                                     volatilities
                                                                  Nonperformance risk          Decrease (19)
                                                                      spread

-------------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Range and weighted average are presented in basis points.

(6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(9) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(10)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(11)At both December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(13)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(14)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(17)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(18)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(19)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

   The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The residential mortgage loans -- FVO and long-term debt are valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         --------------------------------------------------------------------------------------
                                                        Fixed Maturity Securities
                                         -------------------------------------------------------
                                                                        State and                                   FVO and
                                                         Structured     Political     Foreign        Equity         Trading
                                          Corporate (1)   Securities    Subdivision   Government    Securities    Securities (2)
                                         -------------- ------------  ------------- ------------  ------------  ----------------
                                                                              (In millions)
Balance, January 1, 2015................   $     8,528   $     5,570   $        --   $       202   $       215     $        31
Total realized/unrealized gains
 (losses) included in net income
 (loss) (3) (4).........................            38           101            --             1            12              (1)
Total realized/unrealized gains
 (losses) included in AOCI..............          (399)          (67)           --            (1)          (53)             --
Purchases (5)...........................         1,546         1,393            33           120           127              --
Sales (5)...............................        (1,018)       (1,205)           --            (1)          (61)             (1)
Issuances (5)...........................            --            --            --            --            --              --
Settlements (5).........................            --            --            --            --            --              --
Transfers into Level 3 (7)..............           635            32            --            --            88              --
Transfers out of Level 3 (7)............        (1,048)       (1,408)           --           (46)           --              --
                                          ------------  ------------  ------------  ------------  ------------    ------------
Balance, December 31, 2015..............         8,282         4,416            33           275           328              29
Total realized/unrealized gains
 (losses) included in net income (loss)
 (3) (4)................................            --           100             1            --           (24)              2
Total realized/unrealized gains
 (losses) included in AOCI..............           (39)           47             2            (1)           21              --
Purchases (5)...........................         1,967         1,821            --             7            23              --
Sales (5)...............................        (1,226)       (1,339)           --           (40)          (15)             (5)
Issuances (5)...........................            --            --            --            --            --              --
Settlements (5).........................            --            --            --            --            --              --
Transfers into Level 3 (7)..............           848            18             7            --           282              --
Transfers out of Level 3 (7)............          (993)         (522)          (33)         (220)         (195)             (5)
                                          ------------  ------------  ------------  ------------  ------------    ------------
Balance, December 31, 2016..............   $     8,839   $     4,541   $        10   $        21   $       420     $        21
                                          ============  ============  ============  ============  ============    ============
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2014: (8)..............................   $        (4)  $        42   $        --   $         1   $        (5)    $        --
                                          ============  ============  ============  ============  ============    ============
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2015: (8)..............................   $         7   $       102   $        --   $         1   $        --     $        --
                                          ============  ============  ============  ============  ============    ============
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2016: (8)..............................   $        --   $       101   $         1   $        --   $       (29)    $         2
                                          ============  ============  ============  ============  ============    ============
Gains (Losses) Data for the year ended
 December 31, 2014
Total realized/unrealized gains
 (losses) included in net income
 (loss) (3) (4).........................   $        (5)  $        12   $        --   $       (49)  $         7     $        --
Total realized/unrealized gains
 (losses) included in AOCI..............   $       218   $       103   $        --   $        22   $         2     $        --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ------------------------------------------------------------------------------------------
                                   Residential                                         Separate
                      Short-term     Mortgage          Net           Net Embedded      Account        Long-term
                      Investments   Loans - FVO   Derivatives (9)   Derivatives (10)  Assets (11)      Debt
                     ------------  ------------  ---------------- ------------------ ------------  ------------
                                                            (In millions)
Balance, January 1,
 2015...............  $       230   $       308     $         6       $       (67)    $     1,615   $       (35)
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (3) (4).....           --            20             (27)              447              15            --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           --            --              (2)               --              --            --
Purchases (5).......          200           136               3                --             348            --
Sales (5)...........           --          (121)             --                --            (344)           --
Issuances (5).......           --            --              --                --              98           (38)
Settlements (5).....           --           (29)             (3)             (194)            (60)           37
Transfers into
 Level 3 (7)........           --            --              --                --               1            --
Transfers out of
 Level 3 (7)........         (230)           --              --                --            (153)           --
                     ------------  ------------    ------------      ------------    ------------  ------------
Balance,
 December 31, 2015..          200           314             (23)              186           1,520           (36)
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (3) (4) (6).           --             8            (168)             (870)             (2)           --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           --            --            (366)               --              --            --
Purchases (5).......           28           297              27                --             375            --
Sales (5)...........           (3)          (11)             --                --            (474)           --
Issuances (5).......           --            --              --                --              62           (46)
Settlements (5).....           --           (42)            (29)             (209)            (51)            8
Transfers into
 Level 3 (7)........           --            --              --                --              19            --
Transfers out of
 Level 3 (7)........         (200)           --              --                --            (308)           --
                     ------------  ------------    ------------      ------------    ------------  ------------
Balance,
 December 31, 2016..  $        25   $       566     $      (559)      $      (893)    $     1,141   $       (74)
                     ============  ============    ============      ============    ============  ============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014:
 (8)................  $        --   $        20     $         8       $      (115)    $        --   $        --
                     ============  ============    ============      ============    ============  ============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015:
 (8)................  $        --   $        20     $       (24)      $       461     $        --   $        --
                     ============  ============    ============      ============    ============  ============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016:
 (8)................  $        --   $         8     $      (166)      $      (863)    $        --   $        --
                     ============  ============    ============      ============    ============  ============
Gains (Losses) Data
 for the year ended
 December 31, 2014
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (3) (4).....  $        (1)  $        20     $         1       $      (144)    $       102   $        --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $        --   $        --     $        40       $        --     $        --   $        --

-------------

(1) Comprised of U.S. and foreign corporate securities.

(2) Comprised of FVO general account securities, FVO securities held by CSEs and actively traded securities.

(3) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of residential mortgage loans -- FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(4) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(5) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements. Sales for the year ended December 31, 2016 included financial instruments related to the disposition of NELICO and GALIC of $345 million for corporate securities, $117 million for structured securities, $38 million for foreign government securities and less than $1 million for equity securities. See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(6) Includes $420 million for net embedded derivatives for the year ended December 31, 2016 related to the disposition of NELICO and GALIC. See Note 3.

(7) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(8) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(9) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(10)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(11)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses). Separate account assets and liabilities are presented net for the purposes of the rollforward.

  Fair Value Option

     The following table presents information for residential mortgage loans, which are accounted for under the FVO, and were initially measured at fair value.

                                                                                             December 31,
                                                                                         ---------------------
                                                                                            2016       2015
                                                                                         ---------- ----------
                                                                                             (In millions)
Unpaid principal balance................................................................  $     794  $     436
Difference between estimated fair value and unpaid principal balance....................      (228)      (122)
                                                                                         ---------- ----------
  Carrying value at estimated fair value................................................  $     566  $     314
                                                                                         ========== ==========
Loans in nonaccrual status..............................................................  $     214  $     122
Loans more than 90 days past due........................................................  $     137  $      72
Loans in nonaccrual status or more than 90 days past due, or both -- difference between
 aggregate estimated fair value and unpaid principal balance............................  $   (150)  $    (52)

     The following table presents information for long-term debt, which is accounted for under the FVO, and was initially measured at fair value.

                                                                               Long-term Debt of
                                          Long-term Debt                          CSEs - FVO
                               ------------------------------------- -------------------------------------
                                December 31, 2016  December 31, 2015  December 31, 2016  December 31, 2015
                               ------------------ ------------------ ------------------ ------------------
                                                              (In millions)
Contractual principal balance.           $     71           $     82           $     25           $     24
Difference between estimated
 fair value and contractual
 principal balance............                  3                  4               (13)               (13)
                               ------------------ ------------------ ------------------ ------------------
 Carrying value at estimated
   fair value (1).............           $     74           $     86           $     12           $     11
                               ================== ================== ================== ==================

-------------

(1) Changes in estimated fair value are recognized in net investment gains (losses). Interest expense is recognized in other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                      At December 31,                         Years Ended December 31,
                                         ------------------------------------------ --------------------------------------------
                                               2016          2015           2014         2016           2015           2014
                                         ------------- ------------- -------------- -------------- -------------- --------------
                                              Carrying Value After Measurement                     Gains (Losses)
                                         ------------------------------------------ --------------------------------------------
                                                                                  (In millions)
Mortgage loans (1)......................  $          8 $          40 $           94  $          -- $          (1) $            2
Other limited partnership interests (2).  $         95 $          57 $          109  $        (59) $         (31) $         (70)
Other assets (3)........................  $         -- $          -- $           --  $        (30) $           -- $           --

-------------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2016 and 2015 were not significant.

(3)During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc. ("MSI"), a wholly-owned subsidiary of MetLife, Inc. See Note 18.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                   December 31, 2016
                                             -------------------------------------------------------------
                                                                 Fair Value Hierarchy
                                                          -----------------------------------
                                                                                                 Total
                                               Carrying                                        Estimated
                                                Value         Level 1     Level 2     Level 3  Fair Value
                                             ------------ ----------- ----------- ----------- ------------
                                                                     (In millions)
Assets
Mortgage loans..............................  $    55,994 $        -- $        -- $    57,171  $    57,171
Policy loans................................  $     5,945 $        -- $       258 $     6,695  $     6,953
Real estate joint ventures..................  $         4 $        -- $        -- $        26  $        26
Other limited partnership interests.........  $       336 $        -- $        -- $       362  $       362
Other invested assets.......................  $     2,263 $        -- $     2,151 $       151  $     2,302
Premiums, reinsurance and other receivables.  $    14,888 $        -- $       368 $    15,421  $    15,789
Liabilities
Policyholder account balances...............  $    72,944 $        -- $        -- $    74,052  $    74,052
Long-term debt..............................  $     1,503 $        -- $     1,755 $        --  $     1,755
Other liabilities...........................  $    14,731 $        -- $       894 $    13,920  $    14,814
Separate account liabilities................  $    65,545 $        -- $    65,545 $        --  $    65,545

                                                                   December 31, 2015
                                             -------------------------------------------------------------
                                                                 Fair Value Hierarchy
                                                          -----------------------------------
                                                                                                 Total
                                               Carrying                                        Estimated
                                                Value         Level 1     Level 2     Level 3  Fair Value
                                             ------------ ----------- ----------- ----------- ------------
                                                                     (In millions)
Assets
Mortgage loans..............................  $    53,408 $        -- $        -- $    54,969  $    54,969
Policy loans................................  $     8,134 $        -- $       330 $     9,539  $     9,869
Real estate joint ventures..................  $        12 $        -- $        -- $        39  $        39
Other limited partnership interests.........  $       467 $        -- $        -- $       553  $       553
Other invested assets.......................  $     2,372 $        -- $     2,197 $       202  $     2,399
Premiums, reinsurance and other receivables.  $    13,879 $        -- $       229 $    14,610  $    14,839
Liabilities
Policyholder account balances...............  $    71,331 $        -- $        -- $    73,506  $    73,506
Long-term debt..............................  $     1,618 $        -- $     1,912 $        --  $     1,912
Other liabilities...........................  $    19,545 $        -- $       323 $    19,882  $    20,205
Separate account liabilities................  $    60,767 $        -- $    60,767 $        --  $    60,767

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

     The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

  Policy Loans

     Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Real Estate Joint Ventures and Other Limited Partnership Interests

     The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Other Invested Assets

     These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Premiums, Reinsurance and Other Receivables

     Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

     Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

  Policyholder Account Balances

     These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts ("TCA"). The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Long-term Debt

     The estimated fair value of long-term debt is principally determined using market standard valuation methodologies.

     Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues.

  Other Liabilities

     Other liabilities consist primarily of amounts due for securities purchased but not yet settled, funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, and amounts payable under certain assumed reinsurance agreements, which are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values, with the exception of certain deposit type reinsurance payables. For such payables, the estimated fair value is determined as the present value of expected future cash flows, which are discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

  Separate Account Liabilities

     Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance, funding agreements related to group life contracts and certain contracts that provide for benefit funding.

     Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Long-term and Short-term Debt

   Long-term and short-term debt outstanding was as follows:

                                                                                       December 31,
                                                          -----------------------------------------------------------------------

                     Interest Rates (1)                                  2016                                2015
                    --------------------                  ----------------------------------- -----------------------------------

                                                                           Unamor-                             Unamor-
                                                                   Unamo-   tized                     Unamor-   tized
                                Weighted                   Face    rtized  Issuance  Carrying  Face    tized   Issuance Carrying
                       Range    Average     Maturity       Value  Discount  Costs     Value    Value  Discount  Costs   Value (2)
                    ----------- -------- --------------   ------- -------- --------- -------- ------- -------- -------- ---------
                                                                                       (In millions)
Surplus notes -
 affiliated........ 7.38% 7.38%  7.38%        2037         $  700  $  (5)   $    (5)  $   690  $  700  $  (5)   $  (5)   $   690
Surplus notes (3).. 7.63% 7.88%  7.83%   2024  -     2025     400     (1)        (2)      397     507     (5)      (2)       500
Senior notes -
 affiliated........ 1.01% 2.71%  1.94%         --              --      --         --       --      50      --       --        50
Other notes........ 1.62% 6.49%  4.12%   2017  -     2031     494      --        (4)      490     457      --      (5)       452
                                                          ------- -------  --------- -------- ------- -------  -------  --------
Total long-term
 debt (4)..........                                         1,594     (6)       (11)    1,577   1,714    (10)     (12)     1,692
                                                          ------- -------  --------- -------- ------- -------  -------  --------
 Total short-term
  debt.............                                           100      --         --      100     100      --       --       100
                                                          ------- -------  --------- -------- ------- -------  -------  --------
  Total............                                        $1,694  $  (6)   $   (11)  $ 1,677  $1,814  $ (10)   $ (12)   $ 1,792
                                                          ======= =======  ========= ======== ======= =======  =======  ========

-------------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2016.

(2)Net of $12 million of unamortized issuance costs, which were reported in other assets at December 31, 2015.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Long-term and Short-term Debt (continued)


(3)In December 2016, the $107 million 7.625% surplus notes were deconsolidated due to the disposition of GALIC. See Note 3.

(4)Excludes $12 million and $11 million of long-term debt relating to CSEs -- FVO at December 31, 2016 and 2015, respectively. See Note 10.

   The aggregate maturities of long-term debt at December 31, 2016 for the next five years and thereafter are $20 million in 2017, $0 in each of 2018 and 2019, $346 million in 2020, $0 in 2021 and $1.2 billion thereafter.

   Unsecured senior debt which consists of senior notes and other notes rank highest in priority. Payments of interest and principal on the Company's surplus notes are subordinate to all other obligations and may be made only with the prior approval of the insurance department of the state of domicile.

Debt Issuance -- Other Notes

   In December 2015, MetLife Private Equity Holdings, LLC ("MPEH"), a wholly-owned indirect investment subsidiary of Metropolitan Life Insurance Company, entered into a five-year credit agreement (the "MPEH Credit Agreement") and borrowed $350 million under term loans that mature in December 2020. The loans bear interest at a variable rate of three-month LIBOR plus 3.70%, payable quarterly. In connection with the borrowing, $6 million of costs were incurred which have been capitalized and are being amortized over the term of the loans. Additionally, the MPEH Credit Agreement provides for MPEH to borrow up to $100 million on a revolving basis at a variable rate of three-month LIBOR plus 3.70%, payable quarterly. There were no revolving loans outstanding under the MPEH Credit Agreement at both December 31, 2016 and 2015. Term loans and revolving loans borrowed under the MPEH Credit Agreement are non-recourse to Metropolitan Life Insurance Company.

Debt Repayments

   In December 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $110 million of its mortgage loans issued to Brighthouse Insurance due in January 2016.

   In November 2015, the Company repaid in cash, at maturity, $188 million of surplus notes issued to MetLife Mexico S.A., an affiliate. The redemption was approved by the New York Superintendent of Financial Services (the "Superintendent").

   In November 2015, the Company repaid in cash, at maturity, $200 million of surplus notes. The redemption was approved by the Superintendent.

   During 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $132 million of its 7.26% mortgage loans issued to Brighthouse Insurance due in January 2020.

   In November 2014, a wholly-owned real estate subsidiary of the Company repaid in cash $60 million of its 7.01% mortgage loans issued to Brighthouse Insurance due in January 2020. It also repaid in cash $60 million of its 4.67% mortgage loans issued to Brighthouse Insurance due in January 2017.

   In September 2014, the Company repaid in cash, at maturity, $217 million of surplus notes issued to MetLife Mexico S.A. The redemption was approved by the Superintendent.

Short-term Debt

   Short-term debt with maturities of one year or less was as follows:

                                              December 31,
                                      -----------------------------
                                           2016           2015
                                      -------------- --------------
                                          (Dollars in millions)
            Commercial paper.........  $         100  $         100
            Average daily balance....  $         100  $         100
            Average days outstanding.        40 days        68 days

   During the years ended December 31, 2016, 2015 and 2014, the weighted average interest rate on short-term debt was 0.42%, 0.15% and 0.10%, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Long-term and Short-term Debt (continued)


Interest Expense

   Interest expense included in other expenses was $112 million, $122 million and $150 million for the years ended December 31, 2016, 2015 and 2014, respectively. These amounts include $52 million, $67 million and $88 million of interest expense related to affiliated debt for the years ended December 31, 2016, 2015 and 2014, respectively. Such amounts do not include interest expense on long-term debt related to CSEs. See Note 8.

Credit and Committed Facilities

     At December 31, 2016, MetLife, Inc. and MetLife Funding, Inc., a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife Funding"), maintained a $4.0 billion unsecured revolving credit facility (the "Credit Facility"), and Missouri Reinsurance, Inc., a wholly-owned subsidiary of Metropolitan Life Insurance Company, had access to a committed bank facility of MetLife, Inc., which provides letters of credit for the benefit of certain affiliates of MetLife, Inc., including Metropolitan Life Insurance Company and certain of its subsidiaries, subject to bank consent (the "Committed Facility"). When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

  Credit Facility

     The Credit Facility is used for general corporate purposes, to support the borrowers' commercial paper programs and for the issuance of letters of credit. Total fees associated with the Credit Facility were $8 million, $4 million and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively, and were included in other expenses.

     Information on the Credit Facility at December 31, 2016 was as follows:

                                                                             Letters of Credit
                                                               Maximum          Used by the      Letters of Credit
 Borrower(s)                                Expiration         Capacity         Company (1)    Used by Affiliates (1) Drawdowns
---------------------------------------- ----------------- ----------------- ----------------- ---------------------- ----------
                                                                                              (In millions)
MetLife, Inc. and MetLife Funding, Inc.. May 2019 (2) (3)   $  4,000 (2) (3)    $        202       $          528      $      --

                                            Unused
 Borrower(s)                              Commitments
---------------------------------------- -------------

MetLife, Inc. and MetLife Funding, Inc..  $      3,270

-------------

(1)MetLife, Inc. and MetLife Funding are severally liable for their respective obligations under the Credit Facility. MetLife Funding was not an applicant under letters of credit outstanding as of December 31, 2016 and is not responsible for any reimbursement obligations under such letters of credit.

(2)All borrowings under the Credit Facility must be repaid by May 30, 2019, except that letters of credit outstanding upon termination may remain outstanding until May 30, 2020.

(3)In December 2016, MetLife, Inc. and MetLife Funding entered into an agreement to amend their existing $4.0 billion unsecured revolving credit facility, which provides, among other things, that the facility will be amended and restated upon the completion of the proposed Separation and the satisfaction of certain other conditions. As amended and restated, the unsecured revolving credit facility will provide for borrowings and the issuance of letters of credit in an aggregate amount of up to $3.0 billion. All borrowings under this amended unsecured revolving credit facility must be repaid by December 20, 2021, except that letters of credit outstanding upon termination may remain outstanding until December 20, 2022.

  Committed Facility

     The letters of credit issued under the Committed Facility are used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with the Committed Facility were $4 million for each of the years ended December 31, 2016, 2015 and 2014 and were included in other expenses. Missouri Reinsurance, Inc. had $255 million in letters of credit outstanding and there was no remaining availability under the Committed Facility at December 31, 2016. The Committed Facility matures on June 20, 2018. In addition to the Committed Facility, see "-- Debt Issuance -- Other Notes" for information about an undrawn line of credit facility in the amount of $100 million.

Debt and Facility Covenants

   Certain of the Company's debt instruments and the Credit Facility contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all applicable covenants at December 31, 2016.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity


Stock-Based Compensation Plans

     The Company does not issue any awards payable in its common stock or options to purchase its common stock.

     An affiliate employs the personnel who conduct most of the Company's business. In accordance with a services agreement with that affiliate, the Company bears a proportionate share of stock-based compensation expense for those employees. Stock-based compensation expense relate to Stock Options, Performance Shares, and Restricted Stock Units under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan and the MetLife, Inc. 2015 Stock and Incentive Compensation Plan, most of which MetLife, Inc. granted in the first quarter of each year.

     The Company's expense related to stock-based compensation included in other expenses was $89 million, $85 million and $100 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Statutory Equity and Income

   See Note 3 for information on the disposition of NELICO and GALIC.

   The states of domicile of Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries each impose risk-based capital ("RBC") requirements that were developed by the National Association of Insurance
Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratios for Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries were each in excess of 400% for all periods presented.

   Metropolitan Life Insurance Company's foreign insurance operations are regulated by applicable authorities of the countries in which each entity operates and are subject to minimum capital and solvency requirements in those countries before corrective action commences. The aggregate required capital and surplus of Metropolitan Life Insurance Company's foreign insurance operations was $37 million and the aggregate actual regulatory capital and surplus was $493 million as of the date of the most recent required capital adequacy calculation for each jurisdiction. Each of those foreign insurance operations exceeded minimum capital and solvency requirements of their respective countries for all periods presented.

   Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries have no material state prescribed accounting practices, except as described below.

   New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, and the New York Special Consideration Letter, which mandates certain assumptions in asset adequacy testing. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of MLIC for the years ended December 31, 2016 and 2015 by an amount of $909 million and $1.2 billion, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   The tables below present amounts from Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries, which are derived from their respective statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                      Years Ended December 31,
                                                                 -----------------------------------
 Company                                       State of Domicile    2016        2015        2014
-------------------------------------------- ------------------- ----------- ----------- -----------
                                                                            (In millions)
Metropolitan Life Insurance Company (1).....      New York        $    3,444  $    3,703  $    1,487
New England Life Insurance Company (1)......    Massachusetts            N/A  $      157  $      303
General American Life Insurance Company (1).      Missouri               N/A  $      204  $      129

-------------

(1)In December 2016, MLIC distributed all of the issued and outstanding shares of common stock of each of NELICO and GALIC to MetLife, Inc., in the form of a non-cash extraordinary dividend.

   Statutory capital and surplus was as follows at:

                                                        December 31,
                                                -----------------------------
    Company                                          2016           2015
   -------------------------------------------- -------------- --------------
                                                        (In millions)
   Metropolitan Life Insurance Company (1).....  $      11,195  $      14,485
   New England Life Insurance Company (1)......            N/A  $         632
   General American Life Insurance Company (1).            N/A  $         984

-------------

(1)In December 2016, MLIC distributed all of the issued and outstanding shares of common stock of each of NELICO and GALIC to MetLife, Inc., in the form of a non-cash extraordinary dividend.

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by Metropolitan Life Insurance Company to MetLife, Inc. without insurance regulatory approval and dividends paid:

                                            2017               2016              2015
                                     ------------------- ---------------- ------------------
                                       Permitted Without
 Company                                  Approval           Paid (1) (2)        Paid (1)
------------------------------------ ------------------- ---------------- ------------------
                                                          (In millions)
Metropolitan Life Insurance Company.   $         2,723    $         5,740  $           1,489

-------------

(1)Reflects all amounts paid, including those requiring regulatory approval.

(2)In 2016, MLIC paid an ordinary cash dividend to MetLife, Inc. in the amount of $3.6 billion. In addition, in December 2016, MLIC distributed to MetLife, Inc. as a non-cash extraordinary dividend all of the issued and outstanding shares of common stock of each of NELICO and GALIC in the amount of $981 million and $1.2 billion, respectively, as calculated on a statutory basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   Effective for dividends paid during 2016 and going forward, the New York Insurance Law was amended permitting Metropolitan Life Insurance Company without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. in any calendar year based on either of two standards. Under one standard, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive "unassigned funds (surplus)" excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of:
(i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, Metropolitan Life Insurance Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, Metropolitan Life Insurance Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   The table below sets forth the dividends paid by Metropolitan Life Insurance Company's former U.S. insurance subsidiaries to Metropolitan Life Insurance Company without regulatory approval:

                                                     2017               2016               2015
                                              ------------------- ----------------- ------------------
                                                Permitted Without
 Company                                         Approval (1)            Paid (2)           Paid (2)
--------------------------------------------- ------------------- ----------------- ------------------
                                                                   (In millions)
 New England Life Insurance Company (1)......         N/A          $             --  $             199
 General American Life Insurance Company (1).         N/A          $             --  $              --

-------------

(1)As MLIC distributed all of the issued and outstanding common stock of each of NELICO and GALIC to MetLife, Inc. in December 2016, there are no dividend amounts that may be paid to Metropolitan Life Insurance Company in 2017. See
   Note 3.

(2)Includes all amounts paid, including those requiring regulatory approval.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company, was as follows:

                                              Unrealized                        Foreign       Defined
                                           Investment Gains     Unrealized     Currency       Benefit
                                           (Losses), Net of   Gains (Losses)  Translation      Plans
                                          Related Offsets (1) on Derivatives   Adjustments   Adjustment        Total
                                         -------------------- -------------- ------------- --------------  -------------
                                                                          (In millions)
Balance at December 31, 2013............     $      3,468      $        236    $       31   $      (1,577)  $      2,158
OCI before reclassifications............            4,095               606           (44)         (1,181)         3,476
Deferred income tax benefit (expense)...           (1,409)             (212)           10             406         (1,205)
                                            -------------     -------------   -----------  --------------  -------------
 AOCI before reclassifications, net of
   income tax...........................            6,154               630           (3)          (2,352)         4,429
Amounts reclassified from AOCI..........               70               682            --             180            932
Deferred income tax benefit (expense)...              (24)             (239)           --             (64)          (327)
                                            -------------     -------------   -----------  --------------  -------------
 Amounts reclassified from AOCI, net of
   income tax...........................               46               443            --             116            605
                                            -------------     -------------   -----------  --------------  -------------
Balance at December 31, 2014............            6,200             1,073            (3)         (2,236)         5,034
OCI before reclassifications............           (4,839)              (19)         (101)            113         (4,846)
Deferred income tax benefit (expense)...            1,715                 6            30             (40)         1,711
                                            -------------     -------------   -----------  --------------  -------------
 AOCI before reclassifications, net of
   income tax...........................            3,076             1,060           (74)         (2,163)         1,899
Amounts reclassified from AOCI..........              405               578            --             229          1,212
Deferred income tax benefit (expense)...             (144)             (202)           --             (80)          (426)
                                            -------------     -------------   -----------  --------------  -------------
 Amounts reclassified from AOCI, net of
   income tax...........................              261               376            --             149            786
                                            -------------     -------------   -----------  --------------  -------------
Balance at December 31, 2015............            3,337             1,436           (74)         (2,014)         2,685
OCI before reclassifications............              792              (141)          (11)             (4)           636
Deferred income tax benefit (expense)...             (286)               49             3              (5)          (239)
                                            -------------     -------------   -----------  --------------  -------------
 AOCI before reclassifications, net of
   income tax...........................            3,843             1,344           (82)         (2,023)         3,082
Amounts reclassified from AOCI..........               71               177            --             191            439
Deferred income tax benefit (expense)...              (26)              (62)           --             (60)          (148)
                                            -------------     -------------   -----------  --------------  -------------
 Amounts reclassified from AOCI, net of
   income tax...........................               45               115            --             131            291
Dispositions (2)........................             (456)               --            23              30           (403)
Deferred income tax benefit (expense)...              160                --            (8)             (3)           149
                                            -------------     -------------   -----------  --------------  -------------
 Dispositions, net of income tax........             (296)               --            15              27           (254)
                                            -------------     -------------   -----------  --------------  -------------
Balance at December 31, 2016............     $      3,592      $      1,459    $      (67)  $      (1,865)  $      3,119
                                            =============     =============   ===========  ==============  =============

-------------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

(2)See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                 Consolidated Statement of
                                                                                                      Operations and
                                                                                                Comprehensive Income (Loss)
 AOCI Components                                        Amounts Reclassified from AOCI                   Locations
-------------------------------------------------  ---------------------------------------     ------------------------------
                                                           Years Ended December 31,
                                                   ---------------------------------------
                                                       2016          2015           2014
                                                   -----------   ------------   ------------
                                                                (In millions)
Net unrealized investment gains (losses):.........
Net unrealized investment gains (losses)..........  $       10    $      (208)   $      (103)  Net investment gains (losses)
Net unrealized investment gains (losses)..........          21             31             40   Net investment income
Net unrealized investment gains (losses)..........        (102)          (228)            (7)  Net derivative gains (losses)
                                                   -----------   ------------   ------------
 Net unrealized investment gains (losses), before
   income tax.....................................         (71)          (405)           (70)
Income tax (expense) benefit......................          26            144             24
                                                   -----------   ------------   ------------
 Net unrealized investment gains (losses), net of
   income tax.....................................         (45)          (261)           (46)
                                                   ===========   ============   ============
Unrealized gains (losses) on derivatives -- cash
 flow hedges:
Interest rate swaps...............................          57             83             41   Net derivative gains (losses)
Interest rate swaps...............................          12             11              9   Net investment income
Interest rate forwards............................          (1)             4             (8)  Net derivative gains (losses)
Interest rate forwards............................           3              2              2   Net investment income
Foreign currency swaps............................        (251)          (679)          (725)  Net derivative gains (losses)
Foreign currency swaps............................          (1)            (1)            (2)  Net investment income
Credit forwards...................................           3              1             --   Net derivative gains (losses)
Credit forwards...................................           1              1              1   Net investment income
                                                   -----------   ------------   ------------
 Gains (losses) on cash flow hedges, before
   income tax.....................................        (177)          (578)          (682)
Income tax (expense) benefit......................          62            202            239
                                                   -----------   ------------   ------------
 Gains (losses) on cash flow hedges, net of
   income tax.....................................        (115)          (376)          (443)
                                                   ===========   ============   ============
Defined benefit plans adjustment: (1).............
Amortization of net actuarial gains (losses)......        (198)          (233)          (180)
Amortization of prior service (costs) credit......           7              4             --
                                                   -----------   ------------   ------------
 Amortization of defined benefit plan items,
   before income tax..............................        (191)          (229)          (180)
Income tax (expense) benefit......................          60             80             64
                                                   -----------   ------------   ------------
 Amortization of defined benefit plan items, net
   of income tax..................................        (131)          (149)          (116)
                                                   ===========   ============   ============
 Total reclassifications, net of income tax.......  $     (291)   $      (786)   $      (605)
                                                   ===========   ============   ============

-------------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 14.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Other Expenses


   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                         -------------------------------------------
                                              2016           2015           2014
                                         -------------  -------------  -------------
                                                        (In millions)
Compensation............................  $      2,116   $      2,056   $      2,257
Pension, postretirement and
 postemployment benefit costs...........           251            241            322
Commissions.............................           687            685            828
Volume-related costs....................           303            221             70
Affiliated expenses on ceded and
 assumed reinsurance....................           923            807          1,009
Capitalization of DAC...................          (332)          (482)          (424)
Amortization of DAC and VOBA............           441            742            695
Interest expense on debt................           112            122            151
Premium taxes, licenses and fees........           365            355            328
Professional services...................           924          1,133          1,013
Rent and related expenses, net of
 sublease income........................           133             87            128
Other (1)...............................          (120)           291           (306)
                                         -------------  -------------  -------------
 Total other expenses...................  $      5,803   $      6,258   $      6,071
                                         =============  =============  =============

-------------

(1)See Note 15 for information on the charge related to income tax for the year ended December 31, 2015.

Capitalization of DAC and Amortization of DAC and VOBA

   See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Interest Expense on Debt

   See Note 11 for additional information on interest expense on debt.

Affiliated Expenses

   Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 11 and 18 for a discussion of affiliated expenses included in the table above.

Restructuring Charges

   In 2016, the Company completed a previous enterprise-wide strategic initiative. These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

                                                                 Years Ended December 31,
                              ----------------------------------------------------------------------------------------------
                                           2016                            2015                            2014
                              ------------------------------  ------------------------------  ------------------------------
                                         Lease and                       Lease and                       Lease and
                                           Asset                           Asset                           Asset
                              Severance  Impairment   Total   Severance  Impairment   Total   Severance  Impairment   Total
                              ---------  ----------  -------  ---------  ----------  -------  ---------  ----------  -------
                                                                  (In millions)
Balance at January 1,........  $     17     $     4   $   21   $     31   $       6   $   37   $     39   $       6   $   45
Restructuring charges........        --           1        1         52           4       56         66           8       74
Cash payments................       (17)         (4)     (21)       (66)         (6)     (72)       (74)         (8)     (82)
                              ---------  ----------  -------  ---------  ----------  -------  ---------  ----------  -------
Balance at December 31,......  $     --     $     1   $    1   $     17   $       4   $   21   $     31   $       6   $   37
                              =========    ========  =======  =========  ==========  =======  =========  ==========  =======
Total restructuring charges
 incurred since inception of
 initiative..................  $    306     $    47   $  353   $    306   $      46   $  352   $    254   $      42   $  296
                              =========    ========  =======  =========  ==========  =======  =========  ==========  =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans


Pension and Other Postretirement Benefit Plans

   The Company sponsors and administers various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits that are primarily based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as interest credits, determined annually based upon the annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The nonqualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated an equitable share of net expense related to the plans, proportionate to other expenses being allocated to these affiliates.

   The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


  Obligations and Funded Status

                                                                                    December 31,
                                                        --------------------------------------------------------------------
                                                                       2016                               2015
                                                        ----------------------------------  --------------------------------
                                                                               Other                             Other
                                                            Pension         Postretirement     Pension        Postretirement
                                                            Benefits (1)      Benefits       Benefits (1)       Benefits
                                                        ----------------  ----------------  --------------  ----------------
                                                                                    (In millions)
Change in benefit obligations:
Benefit obligations at January 1,......................     $      9,760      $      1,905   $      10,262      $      2,129
Service costs..........................................              203                 9             217                15
Interest costs.........................................              415                82             404                88
Plan participants' contributions.......................               --                33              --                30
Net actuarial (gains) losses...........................              298              (119)           (626)             (233)
Divestitures, settlements and curtailments (2).........             (270)               (8)             --                --
Change in benefits and other...........................              (11)              (43)             --               (14)
Benefits paid..........................................             (558)             (117)           (497)             (109)
Effect of foreign currency translation.................               --                --              --                (1)
                                                        ----------------  ----------------  --------------  ----------------
  Benefit obligations at December 31,..................            9,837             1,742           9,760             1,905
                                                        ----------------  ----------------  --------------  ----------------
Change in plan assets:
Estimated fair value of plan assets at January 1,......            8,490             1,372           8,750             1,426
Actual return on plan assets...........................              620                75            (138)                3
Divestitures (2).......................................             (155)               --              --                --
Plan participants' contributions.......................               --                33              --                30
Employer contributions.................................              324                16             375                22
Benefits paid..........................................             (558)             (117)           (497)             (109)
                                                        ----------------  ----------------  --------------  ----------------
  Estimated fair value of plan assets at December 31,..            8,721             1,379           8,490             1,372
                                                        ----------------  ----------------  --------------  ----------------
  Over (under) funded status at December 31,...........     $     (1,116)     $       (363)  $      (1,270)     $       (533)
                                                        ================  ================  ==============  ================
Amounts recognized on the consolidated balance sheets:
Other assets...........................................     $         --      $         --   $          --      $         --
Other liabilities......................................           (1,116)             (363)         (1,270)             (533)
                                                        ----------------  ----------------  --------------  ----------------
  Net amount recognized................................     $     (1,116)     $       (363)  $      (1,270)     $       (533)
                                                        ================  ================  ==============  ================
AOCI:
Net actuarial (gains) losses...........................     $      2,839      $         93   $       2,894      $        221
Prior service costs (credit)...........................              (11)              (48)             (1)              (14)
                                                        ----------------  ----------------  --------------  ----------------
  AOCI, before income tax..............................     $      2,828      $         45   $       2,893      $        207
                                                        ================  ================  ==============  ================
  Accumulated benefit obligation.......................     $      9,557               N/A   $       9,439               N/A
                                                        ================                    ==============

-------------

(1) Includes nonqualified unfunded plans, for which the aggregate PBO was $1.1 billion at both December 31, 2016 and 2015.

(2) Divestitures for the year ended December 31, 2016 include amounts related to the disposition of NELICO and GALIC. See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


   Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations ("ABO") in excess of plan assets was as follows at:

                                                        December 31,
                                     -----------------------------------------------------------------
                                            2016             2015            2016             2015
                                       ------------    ------------     ------------    ------------
                                     PBO Exceeds Estimated Fair Value ABO Exceeds Estimated Fair Value
                                          of Plan Assets                   of Plan Assets
                                     -------------------------------- --------------------------------
                                                                  (In millions)
Projected benefit obligations....... $      9,837     $      9,759    $      1,093     $      1,832
Accumulated benefit obligations..... $      9,557     $      9,439    $      1,046     $      1,751
Estimated fair value of plan assets. $      8,721     $      8,490    $         --     $        646

 Net Periodic Benefit Costs

   The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                                        Years Ended December 31,
                                         --------------------------------------------------------------------------------------
                                                     2016                         2015                         2014
                                         ---------------------------  ---------------------------  ----------------------------
                                                          Other                        Other                         Other
                                          Pension     Postretirement   Pension     Postretirement    Pension     Postretirement
                                          Benefits      Benefits       Benefits      Benefits        Benefits      Benefits
                                         ----------  ---------------  ----------  ---------------  -----------  ---------------
                                                                              (In millions)
Net periodic benefit costs:
Service costs...........................  $     203         $      9   $     217          $    15   $      200         $     14
Interest costs..........................        415               82         404               88          437               92
Settlement and curtailment costs (1)....          1               30          --               --           14                2
Expected return on plan assets..........       (527)             (74)       (538)             (80)        (475)             (75)
Amortization of net actuarial (gains)
 losses.................................        188               10         190               43          169               11
Amortization of prior service costs
 (credit)...............................         (1)              (6)         (1)              (3)           1               (1)
Allocated to affiliates.................        (64)              (9)        (59)             (18)         (54)             (11)
                                         ----------  ---------------  ----------  ---------------  -----------  ---------------
 Total net periodic benefit costs
   (credit).............................        215               42         213               45          292               32
                                         ----------  ---------------  ----------  ---------------  -----------  ---------------
Other changes in plan assets and
 benefit obligations recognized in OCI:
Net actuarial (gains) losses............        176             (121)         50             (156)         996              222
Prior service costs (credit)............        (11)             (40)         --               (7)         (18)             (12)
Dispositions (2)........................        (32)               2          --               --           --               --
Amortization of net actuarial (gains)
 losses.................................       (188)             (10)       (190)             (43)        (169)             (11)
Amortization of prior service (costs)
 credit.................................          1                6           1                3           (1)               1
                                         ----------  ---------------  ----------  ---------------  -----------  ---------------
 Total recognized in OCI................        (54)            (163)       (139)            (203)         808              200
                                         ----------  ---------------  ----------  ---------------  -----------  ---------------
 Total recognized in net periodic
   benefit costs and OCI................  $     161         $   (121)  $      74          $  (158)  $    1,100         $    232
                                         ==========  ===============  ==========  ===============  ===========  ===============

-------------

(1) The Company recognized curtailment charges on certain postretirement benefit plans in connection with the sale to MassMutual of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. See Note 18.

(2) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit pension plans and other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $175 million and ($1) million, and $0 and ($22) million, respectively.

  Assumptions

     Assumptions used in determining benefit obligations were as follows:

                                        Pension Benefits   Other Postretirement Benefits
                                    -------------------- -------------------------------
December 31, 2016
Weighted average discount rate.....        4.30%                      4.45%
Rate of compensation increase......    2.25% - 8.50%                   N/A
December 31, 2015
Weighted average discount rate.....        4.50%                      4.60%
Rate of compensation increase......    2.25% - 8.50%                   N/A

     Assumptions used in determining net periodic benefit costs were as follows:

                                                             Pension Benefits   Other Postretirement Benefits
                                                         -------------------- -------------------------------
Year Ended December 31, 2016
Weighted average discount rate..........................        4.13%                      4.37%
Weighted average expected rate of return on plan assets.        6.00%                      5.53%
Rate of compensation increase...........................    2.25% - 8.50%                   N/A
Year Ended December 31, 2015
Weighted average discount rate..........................        4.10%                      4.10%
Weighted average expected rate of return on plan assets.        6.25%                      5.70%
Rate of compensation increase...........................    2.25% - 8.50%                   N/A
Year Ended December 31, 2014
Weighted average discount rate..........................        5.15%                      5.15%
Weighted average expected rate of return on plan assets.        6.25%                      5.70%
Rate of compensation increase...........................    3.50% - 7.50%                   N/A

     The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

     The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected rate of return on plan assets for use in that plan's valuation in 2017 is currently anticipated to be 6.00% for pension benefits and 5.35% for other postretirement benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                            December 31,
                                                            ---------------------------------------------
                                                                     2016                   2015
                                                            ---------------------- ----------------------
                                                               Before   Age 65 and    Before   Age 65 and
                                                             Age 65      older      Age 65      older
                                                            --------- ------------ --------- ------------
Following year.............................................      6.8%          13%      6.3%        10.3%
Ultimate rate to which cost increase is assumed to decline.      4.0%         4.3%      4.2%         4.6%
Year in which the ultimate trend rate is reached...........      2077         2092      2086         2091

     Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2016:

                                                            One Percent   One Percent
                                                            Increase      Decrease
                                                          ------------- -------------
                                                                 (In millions)
Effect on total of service and interest costs components.    $       12  $       (10)
Effect of accumulated postretirement benefit obligations.    $      215  $      (177)

  Plan Assets

     The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company's insurance affiliates, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

     The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan's funded status;
  (ii) minimizing the volatility of the Invested Plan's funded status;
  (iii) generating asset returns that exceed liability increases; and
  (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of the Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and recommend asset allocations.

     Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

     The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2016 for the Invested Plans:

                                                            December 31,
                          ---------------------------------------------------------------------------------
                                            2016                                     2015
                          ---------------------------------------------------------------------------------
                                               Other Postretirement                    Other Postretirement
                             Pension Benefits         Benefits (2)    Pension Benefits       Benefits (2)
                          -------------------- -------------------- ------------------ --------------------
                                     Actual               Actual          Actual              Actual
                            Target  Allocation   Target  Allocation     Allocation          Allocation
                          -------- ----------- -------- ----------- ------------------ --------------------
Asset Class (1)
Fixed maturity securities   82%          81%        76%         76%                75%                  75%
Equity securities (3)....   10%          11%        24%         24%                15%                  25%
Alternative
 securities (4)..........    8%           8%        --%         --%                10%                  --%
                                   -----------          ----------- ------------------ --------------------
 Total assets............               100%                   100%               100%                 100%
                                   ===========          =========== ================== ====================

-------------

(1) Certain prior year amounts have been reclassified from alternative securities into fixed maturity securities to conform to the current year presentation.

(2) Other postretirement benefits do not reflect postretirement life's plan assets invested in fixed maturity securities.

(3) Equity securities percentage includes derivative assets.

(4) Alternative securities primarily include hedges, private equity and real estate funds.

  Estimated Fair Value

     The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 10, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The pension and other postretirement plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                    December 31, 2016
                                   ------------------------------------------------------------------------------------
                                                Pension Benefits                    Other Postretirement Benefits
                                   ------------------------------------------ -----------------------------------------
                                        Fair Value Hierarchy                      Fair Value Hierarchy
                                   ------------------------------             -----------------------------
                                                                     Total                                     Total
                                                                   Estimated                                 Estimated
                                     Level 1   Level 2    Level 3  Fair Value   Level 1   Level 2   Level 3  Fair Value
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
                                                                      (In millions)
Assets
Fixed maturity securities:
Corporate.........................  $    --   $  3,406    $   --    $  3,406    $   20    $  305    $  --     $    325
U.S. government bonds.............    1,655          4        --       1,659       210         1       --          211
Foreign bonds.....................       --        775        --         775        --        72       --           72
Federal agencies..................       --        196        --         196        --        28       --           28
Municipals........................       --        313        --         313        --        23       --           23
Short-term investments............      118        212        --         330        13       416       --          429
Other (1).........................       --        362         9         371        --        55       --           55
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
  Total fixed maturity securities.    1,773      5,268         9       7,050       243       900       --        1,143
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
Equity securities:
Common stock - domestic...........      474         --        --         474       113        --       --          113
Common stock - foreign............      380         --        --         380       122        --       --          122
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
  Total equity securities.........      854         --        --         854       235        --       --          235
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
Other investments.................       --        105       634         739        --        --       --           --
Derivative assets.................       16         (2)       64          78         1        --       --            1
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
  Total assets....................  $ 2,643   $  5,371    $  707    $  8,721    $  479    $  900    $  --     $  1,379
                                   ========= =========  ========= =========== ========= ========= ========= ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


                                                                    December 31, 2015
                                   -----------------------------------------------------------------------------------
                                               Pension Benefits                    Other Postretirement Benefits
                                   ----------------------------------------- -----------------------------------------
                                       Fair Value Hierarchy                      Fair Value Hierarchy
                                   -----------------------------             -----------------------------
                                                                    Total                                     Total
                                                                  Estimated                                 Estimated
                                     Level 1   Level 2   Level 3  Fair Value   Level 1   Level 2   Level 3  Fair Value
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
                                                                      (In millions)
Assets
Fixed maturity securities:
Corporate.........................  $    --   $  2,905   $   78    $  2,983    $   18    $  280    $    1    $    299
U.S. government bonds.............      994        493       --       1,487       193        12        --         205
Foreign bonds.....................       --        677       17         694        --        61        --          61
Federal agencies..................       --        228       --         228        --        34        --          34
Municipals........................       --        302       --         302        --        55        --          55
Short-term investments (2)........       10        304       --         314         1       431        --         432
Other (1), (2)....................        9        403        7         419        --        47        --          47
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
  Total fixed maturity securities.    1,013      5,312      102       6,427       212       920         1       1,133
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
Equity securities:
Common stock - domestic...........      751         24       --         775       126        --        --         126
Common stock - foreign............      378         --       --         378       111        --        --         111
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
  Total equity securities.........    1,129         24       --       1,153       237        --        --         237
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
Other investments.................       --         84      722         806        --        --        --          --
Derivative assets.................       26          3       75         104         2        --        --           2
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
  Total assets....................  $ 2,168   $  5,423   $  899    $  8,490    $  451    $  920    $    1    $  1,372
                                   ========= ========= ========= =========== ========= ========= ========= ===========

-------------

(1) Other primarily includes money market securities, mortgage-backed securities, collateralized mortgage obligations and ABS.

(2) The prior year amounts have been reclassified into fixed maturity securities to conform to the current year presentation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                  ----------------------------------------------------------------------
                                                                         Pension Benefits
                                                  ----------------------------------------------------------------------
                                                       Fixed Maturity Securities
                                                  ----------------------------------------
                                                                   Foreign                      Other         Derivative
                                                    Corporate       Bonds       Other (1)     Investments      Assets
                                                  -----------    ----------   -----------   -------------   ------------
                                                                          (In millions)
Balance, January 1, 2015.........................  $      80     $      17      $      8      $      743      $      72
Realized gains (losses)..........................          1            --            --              --            (11)
Unrealized gains (losses)........................         (5)           --             1              55             (9)
Purchases, sales, issuances and settlements, net.          8             1            (1)            (76)            23
Transfers into and/or out of Level 3.............         (6)           (1)           (1)             --             --
                                                  -----------   ----------    -----------   -------------   ------------
Balance, December 31, 2015.......................  $      78     $      17      $      7      $      722      $      75
Realized gains (losses)..........................          3            --            --              (1)             3
Unrealized gains (losses)........................          3            (4)            1              32            (18)
Purchases, sales, issuances and settlements, net.        (22)           (3)           --            (119)             6
Transfers into and/or out of Level 3.............        (62)          (10)            1              --             (2)
                                                  -----------   ----------    -----------   -------------   ------------
Balance, December 31, 2016.......................  $      --     $      --      $      9      $      634      $      64
                                                  ===========   ==========    ===========   =============   ============

-------------

(1) Other includes ABS and collateralized mortgage obligations.

     Other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs were not significant for the years ended December 31, 2016 and 2015.

  Expected Future Contributions and Benefit Payments

     It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2017. The Company expects to make discretionary contributions to the qualified pension plan of $225 million in 2017. For information on employer contributions, see "-- Obligations and Funded Status."

     Benefit payments due under the nonqualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $70 million to fund the benefit payments in 2017.

     Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The Company expects to make contributions of $50 million towards benefit obligations in 2017 to pay postretirement medical claims.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                                                  Pension Benefits   Other Postretirement Benefits
                                              -------------------- -------------------------------
                                                                 (In millions)
2017.........................................     $            534                  $           83
2018.........................................     $            547                  $           85
2019.........................................     $            559                  $           91
2020.........................................     $            580                  $           93
2021.........................................     $            587                  $           95
2022-2026....................................     $          3,210                  $          494

  Additional Information

     As previously discussed, most of the assets of the pension benefit plans are held in a group annuity contract issued by the Company while some of the assets of the postretirement benefit plans are held in a trust which largely utilizes life insurance contracts issued by the Company to hold such assets. Total revenues from these contracts recognized on the consolidated statements of operations were $57 million, $55 million and $50 million for the years ended December 31, 2016, 2015 and 2014, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $660 million, ($130) million and $1.2 billion for the years ended December 31, 2016, 2015 and 2014, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

Defined Contribution Plans

   The Company sponsors defined contribution plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed $73 million, $72 million and $68 million for the years ended December 31, 2016, 2015 and 2014, respectively.

15. Income Tax

   The provision for income tax from continuing operations was as follows:

                                           Years Ended December 31,
                                    --------------------------------------
                                        2016        2015         2014
                                    -----------  ----------- -------------
                                                (In millions)
     Current:
     Federal.......................  $      675   $    1,384  $        901
     State and local...............           5           20             3
     Foreign.......................          40           36            74
                                    -----------  ----------- -------------
       Subtotal....................         720        1,440           978
                                    -----------  ----------- -------------
     Deferred:
     Federal.......................        (531)         315           538
     Foreign.......................          18           27            16
                                    -----------  ----------- -------------
       Subtotal....................        (513)         342           554
                                    -----------  ----------- -------------
       Provision for income tax
        expense (benefit)..........  $      207   $    1,782  $      1,532
                                    ===========  =========== =============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                           Years Ended December 31,
                                           ------------------------
                                             2016    2015    2014
                                           -------  ------- -------
                                                (In millions)
            Income (loss) from continuing
              operations:
            Domestic......................  $2,401   $4,467  $5,335
            Foreign.......................    (438)      72      56
                                           -------  ------- -------
              Total.......................  $1,963   $4,539  $5,391
                                           =======  ======= =======

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                           Years Ended December 31,
                                           ------------------------
                                            2016     2015     2014
                                           ------  -------  -------
                                                 (In millions)
            Tax provision at U.S.
              statutory rate..............  $ 687   $1,589   $1,887
            Tax effect of:
            Dividend received deduction...    (79)     (82)     (82)
            Tax-exempt income.............    (38)     (24)     (40)
            Prior year tax (1)............    (33)     558       11
            Low income housing tax credits   (270)    (221)    (205)
            Other tax credits.............    (98)     (68)     (66)
            Foreign tax rate differential.      1       (4)      --
            Change in valuation allowance.     (1)      (1)      --
            Other, net....................     38       35       27
                                           ------  -------  -------
              Provision for income tax
               expense (benefit)..........  $ 207   $1,782   $1,532
                                           ======  =======  =======

-------------

(1) As discussed further below, for the year ended December 31, 2015, prior year tax includes a $557 million non-cash charge related to an uncertain tax position.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        December 31,
                                                   ---------------------
                                                       2016       2015
                                                   -----------  --------
                                                       (In millions)
       Deferred income tax assets:
       Policyholder liabilities and receivables...  $      174   $ 1,888
       Net operating loss carryforwards...........          27        26
       Employee benefits..........................         828       922
       Tax credit carryforwards...................         947       700
       Litigation-related and government mandated.         212       231
       Other......................................         460       438
                                                   -----------  --------
        Total gross deferred income tax assets....       2,648     4,205
       Less: Valuation allowance..................          20        21
                                                   -----------  --------
        Total net deferred income tax assets......       2,628     4,184
                                                   -----------  --------
       Deferred income tax liabilities:...........
       Investments, including derivatives.........       1,234     3,025
       Intangibles................................          53        53
       DAC........................................       1,150     1,461
       Net unrealized investment gains............       2,693     2,528
       Other......................................           1         5
                                                   -----------  --------
        Total deferred income tax liabilities.....       5,131     7,072
                                                   -----------  --------
        Net deferred income tax asset (liability).  $   (2,503)  $(2,888)
                                                   ===========  ========

   The Company also has recorded a valuation allowance benefit of $1 million related to certain state net operating loss carryforwards for the year ended December 31, 2016. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

   The following table sets forth the domestic and state net operating loss carryforwards for tax purposes at December 31, 2016.

                                   Net Operating Loss Carryforwards
                                 ----------------------------------
                                     Domestic           State
                                 ------------     -------------
                                       (In millions)
                    Expiration:
                    2017-2021...  $        --      $         38
                    2022-2026...           --                59
                    2027-2031...           --                29
                    2032-2036...           19                 2
                    Indefinite..           --                --
                                 ------------     -------------
                                  $        19      $        128
                                 ============     =============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2016.

                                                 Tax Credit Carryforwards
                                    --------------------------------------------------
                                    General Business
                                        Credits      Foreign Tax Credits     Other
                                    ---------------- ------------------- -------------
                                                      (In millions)
Expiration:
2017-2021..........................     $         --        $         --  $         --
2022-2026..........................               --                 187            --
2027-2031..........................              178                  --            --
2032-2036..........................              661                  --            --
Indefinite.........................               --                  --           149
                                    ---------------- ------------------- -------------
                                        $        839        $        187  $        149
                                    ================ =================== =============

   The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to
(from) affiliates included ($60) million, and $124 million for the years ended December 31, 2016 and 2015, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for i) 2000 through 2002 where the IRS disallowance relates to certain tax credits claimed -- in April 2015, the Company received a Statutory Notice of Deficiency (the "Notice") and paid the tax thereon in September 2015 (see note (1) below); and ii) 2003 through 2006, where the IRS disallowance relates predominantly to certain tax credits claimed and the Company is engaged with IRS Appeals. Management believes it has established adequate tax liabilities and final resolution for the years 2000 through 2006 is not expected to have a material impact on the Company's consolidated financial statements. The IRS audit cycle for the years 2007-2009, which began in December of 2015, is scheduled to conclude in 2017.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                          Years Ended December 31,
                                                                               ---------------------------------------------
                                                                                    2016            2015            2014
                                                                               -------------  ---------------  -------------
                                                                                               (In millions)
Balance at January 1,.........................................................  $      1,075   $          546   $        532
Additions for tax positions of prior years (1)................................             7              558             27
Reductions for tax positions of prior years (2)...............................          (109)              --            (13)
Additions for tax positions of current year...................................             6                4              3
Settlements with tax authorities..............................................           (48)             (33)            (3)
                                                                               -------------  ---------------  -------------
Balance at December 31,.......................................................  $        931   $        1,075   $        546
                                                                               =============  ===============  =============
Unrecognized tax benefits that, if recognized would impact the effective rate.  $        931   $        1,060   $        497
                                                                               =============  ===============  =============

-------------

(1) The significant increase in 2015 is related to a non-cash charge the Company recorded to net income of $792 million, net of tax. The charge was related to an uncertain tax position and was comprised of a $557 million charge included in provision for income tax expense (benefit) and a $362 million ($235 million, net of tax) charge included in other expenses. This charge is the result of the Company's consideration of recent decisions of the U.S. Court of Appeals for the Second Circuit upholding the disallowance of foreign tax credits claimed by other corporate entities not affiliated with the Company. The Company's action relates to tax years from 2000 to 2009, during which MLIC held non-U.S. investments in support of its life insurance business through a United Kingdom investment subsidiary that was structured as a joint venture at the time.

(2) Included for 2016 is the impact of the dividend by Metropolitan Life Insurance Company of all of the issued and outstanding shares of common stock of each of NELICO and GALIC to MetLife, Inc.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                                      Years Ended December 31,
                                                                               ---------------------------------------
                                                                                   2016          2015         2014
                                                                               ------------- ------------ ------------
                                                                                            (In millions)
Interest recognized on the consolidated statements of operations (1).......... $        (33) $        382 $         37

                                                                                                   December 31,
                                                                                             -------------------------
                                                                                                 2016         2015
                                                                                             ------------ ------------
                                                                                                   (In millions)
Interest included in other liabilities on the consolidated balance sheets (1).               $        606 $        647

-------------

(1) The significant increase in 2015 is related to the non-cash charge discussed above.

   The Company had no penalties for the years ended December 31, 2016, 2015 and 2014.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   There has been no change in the Company's position on the disallowance of its foreign tax credits by the IRS. The Company continues to contest the disallowance of these foreign tax credits by the IRS as management believes the facts strongly support the Company's position. The Company will defend its position vigorously and does not expect any additional charges related to this matter.

   Also related to the aforementioned foreign tax credit matter, on April 9, 2015, the IRS issued the Notice to the Company. The Notice asserted that the Company owes additional taxes and interest for 2000 through 2002 primarily due to the disallowance of foreign tax credits. The transactions that are the subject of the Notice continue through 2009, and it is likely that the IRS will seek to challenge these later periods. On September 18, 2015, the Company paid the assessed tax and interest of $444 million for 2000 through 2002 and will subsequently file a claim for a refund. On November 19, 2015, $9 million of this amount was refunded from the IRS as an overpayment of interest.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016, 2015 and 2014, the Company recognized an income tax benefit of $75 million, $76 million and $92 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $16 million related to a true-up of the 2013 tax return.

16. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2016. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2016, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $275 million.

   Matters as to Which an Estimate Cannot Be Made

      For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Asbestos-Related Claims

      Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

      Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that:
   (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


      The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                             December 31,
                                             --------------------------------------------
                                                  2016           2015           2014
                                             -------------- -------------- --------------
                                                (In millions, except number of claims)
Asbestos personal injury claims at year end.         67,223         67,787         68,460
Number of new claims during the year........          4,146          3,856          4,636
Settlement payments during the year (1).....  $        50.2  $        56.1  $        46.0

-------------

(1) Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses.

      The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

      The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

      The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

      The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and
   (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


      Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. As previously disclosed, in 2014, Metropolitan Life Insurance Company increased its recorded liability for asbestos-related claims to $690 million. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2016.

   Regulatory Matters

      The Company receives and responds to subpoenas or other inquiries seeking a broad range of information from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the SEC; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA"). The issues involved in information requests and regulatory matters vary widely. The Company cooperates in these inquiries.

     In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County,
     Florida

        In July 2010, the Environmental Protection Agency ("EPA") advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved at that time. The EPA is requesting payment of an amount under $1 million from Metropolitan Life Insurance Company and such third party for past costs and an additional amount for future environmental testing costs at the Chemform Site. In September 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party have agreed to be responsible for certain environmental testing at the Chemform Site. The Company estimates that its costs for the environmental testing will not exceed $100,000. The September 2012 Administrative Order on Consent does not resolve the EPA's claim for past clean-up costs. The EPA may seek additional costs if the environmental testing identifies issues. The Company estimates that the aggregate cost to resolve this matter will not exceed $1 million.

     Sales Practices Regulatory Matters.

        Regulatory authorities in a number of states and FINRA, and occasionally the SEC, have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company. These investigations often focus on the conduct of particular financial services representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for these sales practices-related investigations or inquiries.

   Unclaimed Property Litigation

     West Virginia Lawsuits

      On September 20, 2012, the West Virginia Treasurer filed an action against Metropolitan Life Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. Metropolitan Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-295) alleging that Metropolitan Life Insurance Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest and penalties. On
   January 31, 2017, the parties entered into a settlement agreement resolving these actions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Total Control Accounts Litigation

        Metropolitan Life Insurance Company is a defendant in a lawsuit related to its use of retained asset accounts, known as TCA, as a settlement option for death benefits.

     Owens v. Metropolitan Life Insurance Company (N.D. Ga., filed April 17,
     2014)

        Plaintiff filed this putative class action lawsuit on behalf of all persons for whom Metropolitan Life Insurance Company established a retained asset account, known as a TCA, to pay death benefits under an ERISA plan. The action alleges that Metropolitan Life Insurance Company's use of the TCA as the settlement option for life insurance benefits under some group life insurance policies violates Metropolitan Life Insurance Company's fiduciary duties under ERISA. As damages, plaintiff seeks disgorgement of profits that Metropolitan Life Insurance Company realized on accounts owned by members of the putative class. On September 27, 2016, the court denied Metropolitan Life Insurance Company's summary judgment motion in full and granted plaintiff's partial summary judgment motion. The Company intends to defend this action vigorously.

   Reinsurance Litigation

     Robainas, et al. v. Metropolitan Life Insurance Company (S.D.N.Y., December 16, 2014)

        Plaintiffs filed this putative class action lawsuit on behalf of themselves and all persons and entities who, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by Metropolitan Life Insurance Company from 2009 through 2014 (the "Policies"). Two similar actions were subsequently filed, Yale v. Metropolitan Life Ins. Co. (S.D.N.Y., January 12, 2015) and International Association of Machinists and Aerospace Workers District Lodge 15 v. Metropolitan Life Ins. Co. (E.D.N.Y., February 2, 2015). Both of these actions were consolidated with the Robainas action. The consolidated complaint alleges that Metropolitan Life Insurance Company inadequately disclosed in its statutory annual statements that certain reinsurance transactions with affiliated reinsurance companies were collateralized using "contractual parental guarantees," and thereby allegedly misrepresented its financial condition and the adequacy of its reserves. The lawsuit sought recovery under Section 4226 of the New York Insurance Law of a statutory penalty in the amount of the premiums paid for the Policies. On October 9, 2015, the court granted Metropolitan Life Insurance Company's motion to dismiss the consolidated complaint, finding that plaintiffs lacked Article III standing because they did not allege any concrete injury as a result of the alleged conduct. On February 23, 2017, the Second Circuit Court of Appeals affirmed this decision.

     Intoccia v. Metropolitan Life Insurance Company (S.D.N.Y., April 20, 2015)

        Plaintiffs filed this putative class action on behalf of themselves and all persons and entities who, directly or indirectly, purchased, renewed or paid premiums for Guaranteed Benefits Insurance Riders attached to variable annuity contracts with Metropolitan Life Insurance Company from 2009 through 2015 (the "Annuities"). The court consolidated Weilert v. Metropolitan Life Ins. Co. (S.D.N.Y., April 30, 2015) with the Intoccia case, and the consolidated, amended complaint alleges that Metropolitan Life Insurance Company inadequately disclosed in its statutory annual statements that certain reinsurance transactions with affiliated reinsurance companies were collateralized using "contractual parental guarantees," and thereby allegedly misrepresented its financial condition and the adequacy of its reserves. The lawsuits seek recovery under
     Section 4226 of the New York Insurance Law of a statutory penalty in the amount of the premiums paid for Guaranteed Benefits Insurance Riders attached to the Annuities. The Court granted Metropolitan Life Insurance Company's motion to dismiss, adopting the reasoning of the Robainas decision. On February 23, 2017, the Second Circuit Court of Appeals affirmed this decision.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Other Litigation

     Sun Life Assurance Company of Canada Indemnity Claim

        In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company that were subsequently transferred to Sun Life. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. Both parties agreed to consider the indemnity claim through arbitration. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto alleging sales practices claims regarding the policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that another purported class action lawsuit was filed against Sun Life in Vancouver, BC alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. These sales practices cases against Sun Life are ongoing, and the Company is unable to estimate the reasonably possible loss or range of loss arising from this litigation.

     Fauley v. Metropolitan Life Insurance Company, et al. (Circuit Court of the 19th Judicial Circuit, Lake County, Ill., July 3, 2014).

        On September 28, 2016, the Illinois Supreme Court denied an objector's petition for leave to appeal from an order approving Metropolitan Life Insurance Company's $23 million settlement of a class action alleging violation of the Telephone Consumer Protection Act. Metropolitan Life Insurance Company paid out the settlement funds in January 2017.

     Voshall v. Metropolitan Life Insurance Company (Superior Court of the State of California, County of Los Angeles, April 8, 2015)

        Plaintiff filed this putative class action lawsuit on behalf of himself and all persons covered under a long-term group disability income insurance policy issued by Metropolitan Life Insurance Company to public entities in California between April 8, 2011 and April 8, 2015. Plaintiff alleges that Metropolitan Life Insurance Company improperly reduced benefits by including cost of living adjustments and employee paid contributions in the employer retirement benefits and other income that reduces the benefit payable under such policies. Plaintiff asserts causes of action for declaratory relief, violation of the California Business & Professions Code, breach of contract and breach of the implied covenant of good faith and fair dealing. The Company intends to defend this action vigorously.

     Martin v. Metropolitan Life Insurance Company (Superior Court of the State of California, County of Contra Costa, filed December 17, 2015)

        Plaintiffs filed this putative class action lawsuit on behalf of themselves and all California persons who have been charged compound interest by Metropolitan Life Insurance Company in life insurance policy and/or premium loan balances within the last four years. Plaintiffs allege that Metropolitan Life Insurance Company has engaged in a pattern and practice of charging compound interest on life insurance policy and premium loans without the borrower authorizing such compounding, and that this constitutes an unlawful business practice under California law. Plaintiff asserts causes of action for declaratory relief, violation of California's Unfair Competition Law and Usury Law, and unjust enrichment. Plaintiff seeks declaratory and injunctive relief, restitution of interest, and damages in an unspecified amount. On April 12, 2016, the court granted Metropolitan Life Insurance Company's motion to dismiss. Plaintiffs have filed a notice appealing this ruling.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Lau v. Metropolitan Life Insurance Company (S.D.N.Y. filed, December 3,
     2015)

        This putative class action lawsuit was filed by a single defined contribution plan participant on behalf of all ERISA plans whose assets were invested in Metropolitan Life Insurance Company's "Group Annuity Contract Stable Value Funds" within the past six years. The suit alleges breaches of fiduciary duty under ERISA and challenges the "spread" with respect to the stable value fund group annuity products sold to retirement plans. The allegations focus on the methodology Metropolitan Life Insurance Company uses to establish and reset the crediting rate, the terms under which plan participants are permitted to transfer funds from a stable value option to another investment option, the procedures followed if an employer terminates a contract, and the level of disclosure provided. Plaintiff seeks declaratory and injunctive relief, as well as damages in an unspecified amount. The Company intends to defend this action vigorously.

     Newman v. Metropolitan Life Insurance Company (N.D. Ill., filed March 23,
     2016)

        Plaintiff filed this putative class action alleging causes of action for breach of contract, fraud, and violations of the Illinois Consumer Fraud and Deceptive Business Practices Act, based on Metropolitan Life Insurance Company's class-wide increase in premiums charged for long-term care insurance policies. Plaintiff alleges a class consisting of herself and all persons over age 65 who selected a Reduced Pay at Age 65 payment feature and whose premium rates were increased after age 65. Plaintiff asserts that premiums could not be increased for these class members and/or that marketing material was misleading as to Metropolitan Life Insurance Company's right to increase premiums. Plaintiff seeks unspecified compensatory, statutory and punitive damages as well as recessionary and injunctive relief. On March 9, 2017, the court granted Metropolitan Life Insurance Company's motion to dismiss, without prejudice. The Company intends to defend this action vigorously.

     Sales Practices Claims

        Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds, other products or the misuse of client assets. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Assets and liabilities held for insolvency assessments were as follows:

                                                                             December 31,
                                                                       -------------------------
                                                                           2016         2015
                                                                       ------------ ------------
                                                                             (In millions)
Other Assets:
Premium tax offset for future discounted and undiscounted assessments.  $        24  $        29
Premium tax offsets currently available for paid assessments..........           32           50
                                                                       ------------ ------------
  Total...............................................................  $        56  $        79
                                                                       ============ ============
Other Liabilities:
Insolvency assessments................................................  $        37  $        43
                                                                       ============ ============

Commitments

  Leases

     The Company, as lessee, has entered into various lease and sublease agreements for office space, information technology, aircrafts and other equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                          Amount
                                      ---------------
                                       (In millions)
                          2017.......  $          216
                          2018.......             213
                          2019.......             191
                          2020.......             191
                          2021.......             178
                          Thereafter.             987
                                      ---------------
                            Total....  $        1,976
                                      ===============

     Total minimum rentals to be received in the future under non-cancelable subleases were $374 million as of December 31, 2016.

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.9 billion and $4.2 billion at December 31, 2016 and 2015, respectively.

  Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $4.2 billion and $4.4 billion at December 31, 2016 and 2015, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $127 million, with a cumulative maximum of $416 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $5 million and $4 million at December 31, 2016 and 2015, respectively, for indemnities, guarantees and commitments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Quarterly Results of Operations (Unaudited)

  The unaudited quarterly results of operations for 2016 and 2015 are summarized in the table below:

                                                                                    Three Months Ended
                                                                  ------------------------------------------------------
                                                                   March 31,     June 30,    September 30,  December 31,
                                                                  ------------ ------------  -------------  ------------
                                                                                      (In millions)
2016
Total revenues................................................... $      8,794 $      9,082  $       9,876  $      8,738
Total expenses................................................... $      8,196 $      8,749  $       9,123  $      8,459
Income (loss) from continuing operations, net of income tax...... $        496 $        326  $         630  $        304
Net income (loss)................................................ $        496 $        326  $         630  $        304
Less: Net income (loss) attributable to noncontrolling interests. $         -- $         (2) $          (7) $          1
Net income (loss) attributable to Metropolitan Life Insurance
 Company......................................................... $        496 $        328  $         637  $        303
2015
Total revenues................................................... $      9,862 $      8,833  $      10,772  $      9,304
Total expenses................................................... $      8,170 $      7,945  $       9,637  $      8,480
Income (loss) from continuing operations, net of income tax...... $      1,190 $        668  $         268  $        631
Net income (loss)................................................ $      1,190 $        668  $         268  $        631
Less: Net income (loss) attributable to noncontrolling interests. $          1 $          6  $          (8) $          1
Net income (loss) attributable to Metropolitan Life Insurance
 Company......................................................... $      1,189 $        662  $         276  $        630

18. Related Party Transactions

Service Agreements

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.1 billion for each of the years ended December 31, 2016, 2015 and 2014. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $138 million, $135 million and $129 million for the years ended
December 31, 2016, 2015 and 2014, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $113 million, $151 million and $177 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.5 billion for both of the years ended December 31, 2016 and 2015 and $1.8 billion for the year ended December 31, 2014, and were reimbursed to the Company by these affiliates.

   The Company had net payables to affiliates, related to the items discussed above, of $165 million and $282 million at December 31, 2016 and 2015, respectively.

   See Notes 6, 8, 11, 12 and 14 for additional information on related party transactions.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

19. Subsequent Events


Reinsurance

   Effective January 1, 2017, Brighthouse NY and NELICO recaptured risks related to certain variable annuities, including guaranteed minimum benefits, reinsured by the Company. This recapture resulted in a decrease in cash and cash equivalents of approximately $34 million, a decrease in premiums, reinsurance and other receivables of approximately $77 million, a decrease in future policy benefits of approximately $79 million, a decrease in policyholder account balances of approximately $387 million and an increase in other liabilities of approximately $76 million. The Company will recognize a gain of approximately $178 million, net of income tax, as a result of this transaction.

   Effective January 1, 2017, the Company recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities reinsured by Brighthouse Insurance, an affiliate. This recapture resulted in an increase in investments and cash and cash equivalents of approximately $568 million and a decrease in premiums, reinsurance and other receivables of approximately $565 million. The Company will recognize a gain of approximately $2 million, net of income tax, as a result of this transaction.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2016

                                 (In millions)

                                                                          Estimated        Amount at
                                                     Cost or               Fair            Which Shown on
                                                  Amortized Cost (1)       Value         Balance Sheet
Types of Investments                          ----------------------- --------------- ---------------------
Fixed maturity securities:
Bonds:
U.S. government and agency securities........  $               32,834  $       35,615  $             35,615
Public utilities.............................                   6,893           7,465                 7,465
State and political subdivision securities...                   6,252           7,136                 7,136
Foreign government securities................                   3,565           3,998                 3,998
All other corporate bonds....................                  69,592          72,236                72,236
                                              ----------------------- --------------- ---------------------
  Total bonds................................                 119,136         126,450               126,450
Mortgage-backed and asset-backed securities..                  35,229          35,856                35,856
Redeemable preferred stock...................                     776             814                   814
                                              ----------------------- --------------- ---------------------
  Total fixed maturity securities............                 155,141         163,120               163,120
                                              ----------------------- --------------- ---------------------
  FVO and trading securities.................                      36              23                    23
                                              ----------------------- --------------- ---------------------
Equity securities:
Common stock:
  Industrial, miscellaneous and all other....                   1,127           1,177                 1,177
  Public utilities...........................                      93             122                   122
Non-redeemable preferred stock...............                     565             540                   540
                                              ----------------------- --------------- ---------------------
  Total equity securities....................                   1,785           1,839                 1,839
                                              ----------------------- --------------- ---------------------
Mortgage loans...............................                  56,560                                56,560
Policy loans.................................                   5,945                                 5,945
Real estate and real estate joint ventures...                   6,329                                 6,329
Real estate acquired in satisfaction of debt.                      57                                    57
Other limited partnership interests..........                   3,725                                 3,725
Short-term investments.......................                   4,690                                 4,690
Other invested assets........................                  17,232                                17,232
                                              -----------------------                 ---------------------
   Total investments.........................  $              251,500                  $            259,520
                                              =======================                 =====================

--------
(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                             Future Policy Benefits,
                              Other Policy-Related
                     DAC          Balances and       Policyholder Policyholder
                     and      Policyholder Dividend    Account     Dividends       Unearned        Unearned
Segment              VOBA          Obligation          Balances     Payable    Premiums (1), (2)  Revenue (1)
------------------ --------- ----------------------- ------------ ------------ ----------------- ------------
2016
U.S...............  $    421        $         57,862   $   66,643     $     --      $        133     $     30
MetLife Holdings..     4,317                  66,019       25,823          510               167          182
Corporate & Other.         5                     337           --           --                --           --
                   --------- ----------------------- ------------ ------------ ----------------- ------------
  Total...........  $  4,743        $        124,218   $   92,466     $    510      $        300     $    212
                   ========= ======================= ============ ============ ================= ============
2015
U.S...............  $    418        $         56,090   $   63,716     $     --      $        136     $     33
MetLife Holdings..     5,000                  70,302       29,827          621               171          201
Corporate & Other.       625                   1,506          877            3                 1          321
                   --------- ----------------------- ------------ ------------ ----------------- ------------
  Total...........  $  6,043        $        127,898   $   94,420     $    624      $        308     $    555
                   ========= ======================= ============ ============ ================= ============
2014
U.S...............  $    406        $         54,374   $   65,343     $     --      $        176     $     41
MetLife Holdings..     4,894                  70,522       29,665          612               179          204
Corporate & Other.       675                   1,501          894            3                 1          323
                   --------- ----------------------- ------------ ------------ ----------------- ------------
  Total...........  $  5,975        $        126,397   $   95,902     $    615      $        356     $    568
                   ========= ======================= ============ ============ ================= ============

--------
(1) Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2) Includes premiums received in advance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                                      Policyholder    Amortization of
                                                      Benefits and        DAC and
                      Premiums and                     Claims and          VOBA
                     Universal Life        Net      Interest Credited   Charged to        Other
                   and Investment-Type  Investment   to Policyholder       Other        Operating
Segment            Product Policy Fees    Income     Account Balances    Expenses      Expenses (1)
------------------ ------------------- ------------ ----------------- --------------- -------------
2016
U.S...............   $          18,909  $     5,811    $       20,230    $         56    $    2,721
MetLife Holdings..               5,739        5,355             7,139             342         2,797
Corporate & Other.                 287         (83)               155              43         1,044
                   ------------------- ------------ ----------------- --------------- -------------
  Total...........   $          24,935  $    11,083    $       27,524    $        441    $    6,562
                   =================== ============ ================= =============== =============
2015
U.S...............   $          18,281  $     5,874    $       19,582    $         59    $    2,658
MetLife Holdings..               5,910        5,613             6,962             631         2,678
Corporate & Other.                 327           90               166              52         1,444
                   ------------------- ------------ ----------------- --------------- -------------
  Total...........   $          24,518  $    11,577    $       26,710    $        742    $    6,780
                   =================== ============ ================= =============== =============
2014
U.S...............   $          17,678  $     5,817    $       19,002    $         54    $    2,574
MetLife Holdings..               5,825        5,749             6,859             551         2,625
Corporate & Other.                 347          327               168              90         1,417
                   ------------------- ------------ ----------------- --------------- -------------
  Total...........   $          23,850  $    11,893    $       26,029    $        695    $    6,616
                   =================== ============ ================= =============== =============

--------
(1) Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2016, 2015 and 2014

                             (Dollars in millions)

                                                                                     % Amount
                                                                                    Assumed
                              Gross Amount      Ceded      Assumed    Net Amount     to Net
                             --------------- ----------- ----------- ------------- ----------
2016
Life insurance in-force.....  $    3,013,618  $  277,693  $  777,037  $  3,512,962       22.1%
                             =============== =========== =========== =============
Insurance premium
Life insurance (1)..........  $       14,931  $    1,101  $    1,668  $     15,498       10.8%
Accident & health insurance.           7,000         124          19         6,895        0.3%
                             --------------- ----------- ----------- -------------
 Total insurance premium....  $       21,931  $    1,225  $    1,687  $     22,393        7.5%
                             =============== =========== =========== =============
2015
Life insurance in-force.....  $    3,035,399  $  361,355  $  811,435  $  3,485,479       23.3%
                             =============== =========== =========== =============
Insurance premium
Life insurance (1)..........  $       14,449  $    1,143  $    1,638  $     14,944       11.0%
Accident & health insurance.           7,048          99          41         6,990        0.6%
                             --------------- ----------- ----------- -------------
 Total insurance premium....  $       21,497  $    1,242  $    1,679  $     21,934        7.7%
                             =============== =========== =========== =============
2014
Life insurance in-force.....  $    2,935,363  $  372,886  $  830,980  $  3,393,457       24.5%
                             =============== =========== =========== =============
Insurance premium
Life insurance (1)..........  $       14,135  $    1,159  $    1,630  $     14,606       11.2%
Accident & health insurance.           6,828          93          43         6,778        0.6%
                             --------------- ----------- ----------- -------------
 Total insurance premium....  $       20,963  $    1,252  $    1,673  $     21,384        7.8%
                             =============== =========== =========== =============

--------
(1) Includes annuities with life contingencies.

   For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $17.6 billion and $258.3 billion, respectively, and life insurance premiums of $45 million and $727 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $23.1 billion and $276.7 billion, respectively, and life insurance premiums of $40 million and $701 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $23.9 billion and $277.9 billion, respectively, and life insurance premiums of $36 million and $681 million, respectively.

                     METROPOLITAN LIFE SEPARATE ACCOUNT UL



                           PART C: OTHER INFORMATION



ITEM 26. EXHIBITS


   (a) Resolution of the Board of Directors of Metropolitan Life effecting the establishment of Metropolitan Life Separate Account UL (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)


   (b)         None


   (c) (i) Form of Broker Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 (File No. 033-91226) filed September 8, 1995.)


     (ii) Schedule of Sales Commissions (Incorporated by reference from sections entitled "Distribution of the Group Policies and Certificates" in the Prospectuses included herein and "Distribution of the Policies" in the Statement of Additional Information.)


     (iii) Forms of Selling Agreement (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 30, 2004.)


     (iv) Form of Retail Sales Agreement (Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 25, 2006.)


     (v) Principal Underwriting Agreement with MetLife Investors Distribution Company (Incorporation herein by reference to Post-Effective Amendment No. 3 to Paragon Separate Account B's Registration Statement on Form N-6 (File No. 333-133675) filed January 16, 2008.)


     (vi) Enterprise Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated February 2010. (Incorporation herein by reference to Exhibit 3(b)(ii) to Post-Effective Amendment No. 14 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed April 13, 2010.)


     (vii) Master Retail Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated September 2012. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 11, 2013.)


   (d) (i) Specimen Group Variable Universal Life Insurance Policy (including any alternative pages as required by state law) with form of riders, if any (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 (File No. 033-91226) filed September 8, 1995.)


     (ii) Specimen of Group Variable Universal Life Insurance Certificate (including any alternative pages required by state law) with forms of riders (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 (File No. 033-91226) filed September 8, 1995.)


   (e) (i) Application for Policy and Form of Receipt(Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 (File No. 033-91226) filed September 8, 1995.)


     (ii) Enrollment Form for Certificate and Form of Receipt (Incorporated herein by reference to Pre-Effective Amendment No.
                1 to the Registrant's Registration Statement on Form S-6 (File
               No. 033-91226) filed September 8, 1995.)


     (iii) Request for Systematic Transfer Option Form (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 (File No. 033-91226) filed September 8, 1995.)


     (iv) Enterprise Application for Policy (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 30, 2004.)

   (f) (i) Restated Charter and By-Laws of Metropolitan Life (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 6, 2000.)


     (ii) Amended and Restated Charter and By-laws of Metropolitan Life (Incorporated herein by reference to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed March 5, 2002.)


     (iii)     Amended and Restated By-laws of Metropolitan Life
               (Incorporation herein by reference to Post-Effective Amendment No. 3 to Paragon Separate Account B's Registration Statement on Form N-6 (File No. 333-133675) filed January 16, 2008.)


     (iv) Amended and Restated Bylaws of Metropolitan Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 19 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-176654) filed April 12, 2017.)


   (g) Reinsurance Contracts (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 30, 2004.)


   (h) (i) Participation Agreement with Met Investors Series Trust (Incorporated herein by reference to the Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed March 5, 2002.)


     (ii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC and Metropolitan Life Insurance Company
                (8/31/07) (Incorporation herein by reference to Post-Effective Amendment No. 9 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed September 10, 2007.)


     (iii) Amended and Restated Participation Agreement and First Amendment to Participation Agreement among Metropolitan Life Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V and Fidelity Distributors Corp. (Incorporation herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-6 (File No. 033-91226) filed April 18, 2008.)


     (iv) First & Second Amendments to the Participation Agreement with Met Investors Series Trust (Incorporation herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-6 (File No. 033-57320) filed April 16, 2009.)


     (v) Summary Prospectus Agreement with Variable Insurance Products Fund (Incorporated herein by reference to Exhibit (h)(xi) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-6 (File No. 033-57320) filed April 14, 2011.)


     (vi) Amendments to Participation Agreements with Met Investors Series Trust and Metropolitan Series Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-6 (File No. 033-57320) filed April 12, 2012.)


     (vii) Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust I, Metropolitan Life Insurance Company, Brighthouse Investement Advisers, LLC and Brighthouse Securities, LLC (Incorporated herein by reference to Post-Effective Amendment No. 19 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-176654) filed April 12, 2017.)

     (viii) Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust II, Metropolitan Life Insurance Company, Brighthouse Investement Advisers, LLC and Brighthouse Securities, LLC (Incorporated herein by reference to Post-Effective Amendment No. 19 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-176654) filed April 12, 2017.)


   (i)         None


   (j)         None


   (k) Opinion and Consent of Marie C. Swift as to the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-6 (File No. 033-91226) filed April 29, 2005.)


   (l)         None


   (m)         None


   (n) Consent of Independent Registered Public Accounting Firm (Filed herewith)


   (o)         None


   (p)         None


   (q) (i) Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 (File No. 033-91226) filed September 8, 1995.)


     (ii) Addendum to Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii) (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 10, 2001.)



   (r) Powers of Attorney (Incorporation herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-6 (File No. 033-91226) filed April 14, 2016.)

ITEM 27. DIRECTORS AND OFFICERS OF DEPOSITOR


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------------------------------
Steven A. Kandarian                     Chairman of the Board, President and Chief Executive Officer
MetLife, Inc. and Metropolitan Life     and a Director
Insurance Company
200 Park Avenue
New York, NY 10166



Cheryl W. Grise                            Director
c/o MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166



Carlos M. Gutierrez                     Director
Co-Chair
Albright Stonebridge Group (ASG)
601 Thirteenth Street, NW, Suite 500
Washington, DC 20005




David Herzog                               Director
Former Chief Financial Officer
AIG
200 Park Avenue
New York, NY 10166



R. Glenn Hubbard                           Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall, Room 101
3022 Broadway
New York, NY 10027-6902




Alfred F. Kelly, Jr.                       Director
c/o MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166



Edward J. Kelly, III                       Director
c/o MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166



William E. Kennard                         Director
c/o MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166

James M. Kilts                        Director
Founding Partner
Centerview Capital
3 Greenwich Office Park, 2nd Floor
Greenwich, CT 06831



Catherine R. Kinney                        Director
c/o MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166



Denise M. Morrison                       Director
President and Chief Executive Officer
Campbell Soup Company
One Campbell Place
Camden, NJ 08103



Kenton J. Sicchitano                       Director
c/o MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166



Lulu C. Wang                      Director
Chief Executive Officer
Tupelo Capital Management LLC
340 Madison Avenue, 19th Floor
New York, NY 10173


Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company. The principal business address of each principal officer is 200 Park Avenue, New York, NY 10166 unless otherwise noted below.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS WITH DEPOSITOR
-------------------------------------   -------------------------------------------------------------------
Steven A. Kandarian                     Chairman of the Board, President and Chief Executive Officer and a
                                        Director



Michel A. Khalaf                  President, Europe/Middle East/Africa Division
The Gate Building Dubai
International Financial Center
07th Floor, West Wing
Dubai, United Arab Emirates



Christopher G. Townsend     President, Asia
39/F Dorset House
979 King's Road
Hong Kong, Hong Kong



William J. Wheeler     President, Americas



Ricardo A. Anzaldua     Executive Vice President and General Counsel



Peter M. Carlson     Executive Vice President and Chief Accounting Officer

Steven J. Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962



John C.R. Hele     Executive Vice President and Chief Financial Officer





Todd B. Katz     Executive Vice President



Robin Lenna                   Executive Vice President



Martin J. Lippert     Executive Vice President, Global Technology & Operations



Maria R. Morris     Executive Vice President, Global Employee Benefits



Anthony J.Nugent               Executive Vice President
1200 South Pine Island Road
Suite 770
Plantation, FL 33324



Oscar Schmidt     Executive Vice President



Eric T. Steigerwalt                 Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Stanley J. Talbi     Executive Vice President

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 29. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's principal underwriter (the "Underwriter")), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30. PRINCIPAL UNDERWRITERS


(a) MetLife Investors Distribution Company is the principal underwriter and distributor of the Policies. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:

     General American Separate Account Two

     General American Separate Account Eleven
     General American Separate Account Twenty-Eight

     General American Separate Account Twenty-Nine

     Metropolitan Life Separate Account E
     Metropolitan Life Separate Account UL
     Metropolitan Life Variable Annuity Separate Account II
     Metropolitan Tower Separate Account One
     Metropolitan Tower Separate Account Two
     New England Life Retirement Investment Account

     New England Variable Annuity Fund I

     Paragon Separate Account A
     Paragon Separate Account B
     Paragon Separate Account C
     Paragon Separate Account D
     Security Equity Separate Account Twenty-Six
     Security Equity Separate Account Twenty-Seven
     Separate Account No. 13S



(b) The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 200 Park Avenue, New York, NY 10166.



NAME AND PRINCIPAL BUSINESS OFFICE     POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------   ---------------------------------------
Elizabeth M. Forget                    Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Paul A. LaPiana                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Gerard Nigro                   Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lance Carlson                  President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101



Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Barbara A. Dare                     Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Donald Leintz                       Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



John P. Kyne, III                   Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



John G. Martinez          Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647



Tyla L. Reynolds         Vice President and Secretary
600 North King Street
Wilmington DE 19801



Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036

(c)        Compensation from the Registrant.


                                                                          (3)
                                                                    COMPENSATION ON
                                                      (2)         EVENTS OCCASIONING
                                               NET UNDERWRITING   THE DEDUCTION OF A       (4)           (5)
                     (1)                         DISCOUNTS AND      DEFERRED SALES      BROKERAGE       OTHER
        NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS            LOAD          COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ -------------------- ------------- -------------
MetLife Investors Distribution Company....... $731,430           $0                   $0            $0

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


(a)        Registrant


(b)        Metropolitan Life Insurance Company
           200 Park Avenue
           New York, NY 10166

(c)        MetLife Investors Distribution Company
           200 Park Avenue
           New York, NY 10166



(d)        Metropolitan Life Insurance Company
           18210 Crane Nest Drive
           Tampa, FL 33647



(e)        Metropolitan Life Insurance Company
           One Financial Center
           Boston, MA 02111


ITEM 32. MANAGEMENT SERVICES

Not applicable


ITEM 33. FEE REPRESENTATION

Metropolitan Life represents that the fees and charges deducted under the Policies offered and sold pursuant to this amended Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life under the Policies.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina on April 13, 2017.

                                         Metropolitan Life Separate Account UL
                                         (Registrant)

                                         BY: Metropolitan Life Insurance Company
                                         (Depositor)

                                         BY: /s/ GREGORY E. ILLSON
                                             -----------------------------------
                                             GREGORY E. ILLSON
                                             VICE PRESIDENT

                                         BY: Metropolitan Life Insurance Company
                                         (Depositor)

                                         BY: /s/ GREGORY E. ILLSON
                                             -----------------------------------
                                             GREGORY E. ILLSON
                                             VICE PRESIDENT

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 13, 2017.

            SIGNATURE                                 TITLE
---------------------------------  ---------------------------------------------

                *
---------------------------------  Chairman of the Board, President and Chief
      Steven A. Kandarian          Executive Officer and a Director

                *
---------------------------------  Executive Vice President and Chief
       Peter M. Carlson            Accounting Officer

                *
---------------------------------  Executive Vice President and Chief
        John C.R. Hele             Financial Officer

                *
---------------------------------  Director
         Cheryl W. Grise

                *
---------------------------------  Director
       Carlos M. Gutierrez


---------------------------------  Director
           David Herzog

                *                  Director
---------------------------------
       R. Glenn Hubbard

                *                  Director
---------------------------------
      Alfred F. Kelly, Jr.


---------------------------------  Director
      Edward J. Kelly, III

                *                  Director
---------------------------------
       William E. Kennard

                *                  Director
---------------------------------
         James M. Kilts

            SIGNATURE                                 TITLE
---------------------------------  ---------------------------------------------

                *
---------------------------------  Director
       Catherine R. Kinney

                *
---------------------------------  Director
       Denise M. Morrison

                *
---------------------------------  Director
      Kenton J. Sicchitano

                *
---------------------------------  Director
          Lulu C. Wang

*By: /s/ John M. Richards, Esq
     ----------------------------
        John M. Richards, Esq
          Attorney-in-Fact
           April 13, 2017

*Metropolitan Life Insurance Company. Executed by John M. Richards, Esq., on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-6 (File No. 033-91226/811-06025) filed as Exhibit (r) on April 14, 2016.

                                 EXHIBIT INDEX

(n)                   Consent of Independent Registered Public Accounting Firm